FIFTH THIRD PERSPECTIVE

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
               JACKSON NATIONAL LIFE INSURANCE COMPANY(R) THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THE DATE OF THIS PROSPECTUS IS APRIL 6, 2009, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated April 6, 2009, that is available upon request without charge. To obtain a copy, contact us at our:


                              ANNUITY SERVICE CENTER
                              P.O. BOX 30314
                              LANSING, MICHIGAN 48909-7814
                              1-800-873-5654

                              WWW.JACKSON.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 218. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.

--------------------------------------------------------------------------------

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS AVAILABLE ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST


JNL INSTITUTIONAL ALT 20 FUND
JNL INSTITUTIONAL ALT 35 FUND
JNL INSTITUTIONAL ALT 50 FUND
JNL INSTITUTIONAL ALT 65 FUND
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund

JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


IN ADDITION, THE JNL/LAZARD SMALL CAP EQUITY FUND AND THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE APRIL 6, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, RESPECTIVELY, AS OUTLINED BELOW:


-------------------------------------------------------- -----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                  PREVIOUSLY OFFERED FUNDS

-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund

-------------------------------------------------------- -----------------------------------------------------------------


                                TABLE OF CONTENTS

GLOSSARY....................................................................................................................  2

KEY FACTS...................................................................................................................  3

FEES AND EXPENSES TABLES....................................................................................................  4

EXAMPLE..................................................................................................................... 18

THE ANNUITY CONTRACT........................................................................................................ 19

JACKSON..................................................................................................................... 19

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT.................................................................................... 20

THE SEPARATE ACCOUNT........................................................................................................ 21

INVESTMENT DIVISIONS........................................................................................................ 22


CONTRACT CHARGES............................................................................................................ 33

DISTRIBUTION OF CONTRACTS................................................................................................... 50

PURCHASES................................................................................................................... 52

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................................................................ 58

TELEPHONE AND INTERNET TRANSACTIONS......................................................................................... 59

ACCESS TO YOUR MONEY........................................................................................................ 60

INCOME PAYMENTS (THE INCOME PHASE)..........................................................................................196

DEATH BENEFIT...............................................................................................................200

TAXES.......................................................................................................................209

OTHER INFORMATION...........................................................................................................212

PRIVACY POLICY..............................................................................................................214

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................................................................218

APPENDIX A (Trademarks, Services Marks, and Related Disclosures)............................................................A-1


APPENDIX B (Contract Enhancement Recapture Charges).........................................................................B-1

APPENDIX C (Broker-Dealer Support)..........................................................................................C-1

APPENDIX D (GMAB Prospectus Examples).......................................................................................D-1

APPENDIX E (GMWB Prospectus Examples) ......................................................................................E-1

APPENDIX F (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets Methodology)...............F-1

APPENDIX G (Accumulation Unit Values).......................................................................................G-1
------------------------------------------------------------------------------------------------------------------------------------



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                                                                GLOSSARY

THESE TERMS ARE CAPITALIZED  WHEN USED  THROUGHOUT THIS PROSPECTUS  BECAUSE THEY
HAVE  SPECIAL  MEANING.  IN READING THIS  PROSPECTUS,  PLEASE REFER BACK TO THIS
GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value   GENERAL ACCOUNT - the General Account includes all our
in an Investment Division prior to the Income Date.                   assets, including any Contract Value allocated to the Fixed
                                                                      Account and the GMWB Fixed Account, which are available to
ANNUITANT - the natural person on whose life annuity payments for     our creditors.
the Contract are based.  The Contract allows for the naming of joint
Annuitants. Any reference to the Annuitant includes any joint         GOOD ORDER - when our administrative requirements are met
Annuitant.                                                            for any requested action or change, including that we have received sufficient supporting documentation.
ANNUITY UNIT - a unit of measure we use in calculating the value of
a variable annuity payment on and after the Income Date.              GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED
                                                                      ACCOUNT - part of our General Account to which, if you
                                                                      elect the GMAB, a certain percentage of Contract Value is
BENEFICIARY - the natural person or legal entity designated to        required to be allocated for a specific Guarantee Period
receive any Contract benefits upon the Owner's death. The Contract    in order to guarantee a minimum Contract Value at the end of
allows for the naming of multiple Beneficiaries.                      the Guarantee Period. The Contract Value allocated to the
                                                                      GMAB Fixed Account will earn a stated rate of return over
COMPLETED YEAR - the succeeding twelve months from the date on        the Guarantee Period subject to certain possible adjustments.
which we  receive a premium payment.
                                                                      GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED
CONTRACT - the individual deferred variable and fixed annuity         ACCOUNT - part of our General Account to and from which, if
contract and any optional endorsements you may have selected.         you elect the LifeGuard Select GMWB or the LifeGuard
                                                                      Select with Joint Option GMWB, automatic transfers of your
CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's    Contract Value may be required according to non
Issue Date.                                                           -discretionary formulas.  The Contract Value allocated to the
                                                                      GMWB Fixed Account will earn a stated rate of return over a
CONTRACT ENHANCEMENT - a credit that we will make to each premium     specified period.
payment you make during the first Contract Year.
                                                                      GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation
CONTRACT MONTH - the period of time between consecutive monthly       to the Contract's GMWB Fixed Account.
anniversaries of the Contract's Issue Date.
                                                                      INCOME DATE - the date on which you begin receiving annuity
CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the      payments.
Contract's Issue Date.
                                                                      ISSUE DATE - the date your Contract is issued.
CONTRACT QUARTER - the period of time between consecutive three-
month anniversaries of the Contract's Issue Date.                     INVESTMENT DIVISION - one of multiple variable options of the
                                                                      Separate Account to allocate your Contract's value, each of
CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of      which exclusively invests in a different available Fund.  The
the Contract's Issue Date.                                            Investment Divisions are called variable because the return on investment is not guaranteed.
CONTRACT VALUE - the sum of the allocations between the Contract's
Investment Divisions, Fixed Account, and Guaranteed Minimum           JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance
Withdrawal Benefit (GMWB) Fixed Account.                              Company.  (We do not capitalize "we," "our," or "us" in the prospectus.)
CONTRACT YEAR - the succeeding twelve months from a Contract's
Issue Date and every anniversary.                                     OWNER, YOU OR YOUR - the natural person or legal entity
                                                                      entitled to exercise all rights and privileges under the
EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value      Contract.  Usually, but not always, the Owner is the
allocated to the Fixed Account that is withdrawn, transferred, or     Annuitant.  The Contract allows for the naming of joint
annuitized before the end of the period.                              Owners.  (We do not capitalize "you" or "your" in the
                                                                      prospectus.) Any reference to the Owner includes any joint
FIXED ACCOUNT - part of our General Account to which the Contract     Owner.
Value you allocate is guaranteed to earn a stated rate of return
over the specified period.  The Fixed Account consists of Fixed       SEPARATE ACCOUNT - Jackson National Separate Account - I.  The
Account Options and/or to the Guaranteed Minimum Accumulation         Separate Account is divided into sub-accounts generally
Benefit (GMAB) Fixed Account.                                         referred to as Investment Divisions.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between     SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations
the Contract's Fixed Account Options and Guaranteed Minimum           between the Contract's Investment Divisions.
Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

------ ------------------------- -----------------------------------------------
ALLOCATION OPTIONS

     The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. In addition, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the fixed accounts, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 22.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

INVESTMENT PURPOSE

     The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 209.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

FREE LOOK

     If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "FREE LOOK" beginning on page 213. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

PURCHASES

     There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively. If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 52.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------
OPTIONAL ENDORSEMENTS

     Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson's reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

WITHDRAWALS

     Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 60.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

INCOME PAYMENTS

     There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 196.

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

------ ------------------------- -----------------------------------------------
------ ------------------------- -----------------------------------------------

DEATH BENEFIT

     The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 200.

------ ------------------------- -----------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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----------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

                            Front-end Sales Load None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee:  If you make a total withdrawal from your Contract after income payments have commenced under
             income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by
             (a) minus (b) where:

             o       (a) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

             o       (b) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which
                     payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).
      ------ ------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

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                                 Completed Years Since Receipt Of Premium -
                                 0        1        2        3       4        5        6        7+
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     Base                        8.5%     8%       7%       6%      5%       4%       2%       0
         Schedule
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     Five-year                   8%       7%       6%       4%      2%       0        0        0
         Schedule
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- --------
     Three-year                  7.5%     6.5%     5%       0       0        0        0        0
     Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

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                                      Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5        6        7+
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0        0        0
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         3% C.E.*                     3%      3%       2%       2%       2%       1%       1%       0
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%    1.25%    0
         ---------------------------- ------- -------- -------- -------- -------- -------- -------- --------
         5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%    1%       0

          *    No longer offered as of January 16, 2007.

          Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)  Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

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

------------------------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                                               $35

      Separate Account Annual Expenses
               ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                                    1.25%

      Mortality And Expense Risk Charge                                                                           1.10%

      Administration Charge (7)                                                                                   0.15%
      -------------------------------------------------------------------------------------------------------------------- -------
      -------------------------------------------------------------------------------------------------------------------- -------

      -------------------------------------------------------------------------------------------------------------------- -------
      -------------------------------------------------------------------------------------------------------------------- -------
      Total Separate Account Annual Expenses for Base Contract                                                             1.25%
      -------------------------------------------------------------------------------------------------------------------- -------
      -------------------------------------------------------------------------------------------------------------------- -------

--- -------------------------------------------------------------------------------------------------------------------- ------- ---

--- ---------------------------------------------------------------------------------------------------------------------------- ---

      OPTIONAL ENDORSEMENTS - A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT
      ARE AVAILABLE. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE
      VARIOUS OPTIONAL ENDORSEMENT CHARGES.

      ----------------------------------------------------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------------------------------------------------
      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BASED ON AVERAGE DAILY NET
      ASSET VALUE. YOU MAY SELECT ONE FROM EACH GROUPING BELOW(8):

         ------------------------------------------------------------------------------------------------------------ ---------

         Earnings Protection Benefit Maximum Annual Charge ("EarningsMax(R)") (9)                                       0.45%

         ------------------------------------------------------------------------------------------------------------ ---------

         ------------------------------------------------------------------------------------------------------------ ---------
         5% Contract Enhancement Maximum Annual Charge (10)                                                           0.695%
         4% Contract Enhancement Maximum Annual Charge (10)                                                           0.56%
         3% Contract Enhancement Maximum Annual Charge (no longer offered as of January 16, 2007) 10                  0.42%
         2% Contract Enhancement Maximum Annual Charge (11)                                                           0.395%
         ------------------------------------------------------------------------------------------------------------ ---------

         ------------------------------------------------------------------------------------------------------------ ---------
         Five-year Withdrawal Schedule Maximum Annual Charge                                                          0.30%
         Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)                   0.45%
         ------------------------------------------------------------------------------------------------------------ ---------

         ------------------------------------------------------------------------------------------------------------ ---------
         20% Additional Free Withdrawal Maximum Annual Charge                                                         0.30%
         ------------------------------------------------------------------------------------------------------------ ---------

      --------------------------------------------------------------------------------------------------------------- ------------

      ----------------------------------------------------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------------------------------------------------

     THE  FOLLOWING  OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES ARE BASED ON
     EITHER AVERAGE DAILY NET ASSET VALUE OR ON A BENEFIT BASE AND ARE INDICATED
     AS SUCH. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS
     OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES.  YOU MAY  SELECT ONE OF THE
     AVAILABLE BENEFITS LISTED BELOW(8):

                   AVERAGE DAILY NET ASSET VALUE BASED CHARGES
      5% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of January 16, 2007) (12)                    0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of January 16, 2007) (13)                    0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (14)                                                0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (15)                     0.80%
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of 0.60%
         January 16, 2007) (16)

                              BENEFIT BASED CHARGES


      LifeGuard Freedom DBSM Maximum Annual Charge (only available if the LifeGuard Freedom GMWB is also selected) (17) 0.60%

      ----------------------------------------------------------------------------------------------------------------- -------
      ----------------------------------------------------------------------------------------------------------------- -------

      ----------------------------------------------------------------------------------------------------------------- -------
      -------------------------------------------------------------------------------------------------------------------------
      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BENEFIT BASED. PLEASE SEE
      THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS OPTIONAL
      ENDORSEMENT CHARGES. YOU MAY SELECT ONE OF THE AVAILABLE BENEFITS LISTED
      BELOW(8):

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of January 16,               0.60%
         2007)("FutureGuardSM") (18)
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (19)                                       1.00%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31,          0.75%
         2008)("SafeGuard 7 PlusSM") (20)

      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard MaxSM") (21)          0.80%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard(R)") (22)                 1.45%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (23)                                          1.60%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of January 16, 2007) ("MarketGuard 5(R)")(24) 0.50%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)("LifeGuard    1.45%

         ProtectorSM") (25)
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,           1.50%
         2008)("LifeGuard AdvantageSM," formerly "LifeGuard Protector AdvantageSM") (26)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of January 16,         1.45%
         2007)("LifeGuard Protector PlusSM") (27)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,               1.60%
         2007)("LifeGuard Protector with Joint Option") (28)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge
         (no longer offered as of January 16, 1.70% 2007)("LifeGuard Protector
         Plus with Joint Option") (29)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard       1.50%
         AscentSM") (30)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard 1.70%
         Ascent With Joint Option") (31)
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB") (32)               1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB With Joint       1.85%
         Option") (33)
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge       1.20%
         ("LifeGuard SelectSM") (34)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge 1.50%
         ("LifeGuard Select With Joint Option") (35)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5(R)") (36)               1.30%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 4(R)") (37)               0.85%
      -----------------------------------------------------------------------------------------------------------------------
      -----------------------------------------------------------------------------------------------------------------------

----- ----------------------------------------------------------------------------------------------------------------------- ---

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% (if elected PRIOR TO JANUARY 16, 2007) Contract Enhancements and the Three-year Withdrawal Schedule (if elected PRIOR TO MAY 1, 2006) are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa.
     Also, you may NOT select both the Guaranteed Minimum Income Benefit (no longer offered as of January 16, 2007) and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, the Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

(9)  The current charge is 0.30%.

(10) This charge lasts for the first seven Contract Years.

(11) This charge lasts for the first five Contract Years.

(12) The current charge is 0.45%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(13) The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(14) The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(15) The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(16) The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(17) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 32 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     For more information about the charge for the LifeGuard Freedom DB, please see "LifeGuard Freedom DB" under "Death Benefit Charges", beginning on page
     49. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 204. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 136


(18) On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:

     (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.


     The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 36. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 197.

(19) The charge is quarterly, currently 0.125% (0.50% annually) of the Guaranteed Value (GV) in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee
     Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. We reserve the right to prospectively change the current charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to the applicable maximum annual charge.

     The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 36. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 55. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(20) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     The charge is expressed as an annual percentage and depends on:

     *    When the endorsement is added to the Contract.

     * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly or daily.

     THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                               7% GMWB
              ------------------------------------ -------------------- ----------------------
              ------------------ ----------------- -------------------- ----------------------
              Endorsement's        On and after          Before                Before
              Availability       January 17, 2006   January 17, 2006       October 4, 2004
              ------------------ ----------------- -------------------- ----------------------
              ------------------ ----------------- -------------------- ----------------------
              Maximum Annual          0.75%               0.70%                 0.70%
              Charge
              ------------------ ----------------- -------------------- ----------------------
              ------------------ ----------------- -------------------- ----------------------
              Current Annual          0.40%               0.40%                 0.35%
              Charge                                                     0.55% upon step-up
              ------------------ ----------------- -------------------- ----------------------
              ------------------ ----------------- -------------------- ----------------------
              Charge Basis             GWB             Investment       Investment Divisions
                                                        Divisions
              ------------------ ----------------- -------------------- ----------------------
              ------------------ ----------------- -------------------- ----------------------
              Charge Frequency      Quarterly             Daily                 Daily


     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 37. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 63.

(21) The charge is quarterly, currently 0.1125% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.80% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


     The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(22) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


     The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 73. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER.


(23) The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


     The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 78. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER.


(24) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.


     The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(25) 1.45% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                     5% FOR LIFE GMWB WITH ANNUAL STEP-UP
              ------------------ ---------------- ---------------
              Annual Charge          Maximum         Current
              ------------------ ---------------- ---------------
              ------------------ ---------------- ---------------
              Ages    45 - 49        0.85%/4         0.40%/4
                      50 - 54        0.85%/4         0.40%/4
                      55 - 59        1.20%/4         0.65%/4
                      60 - 64        1.30%/4         0.75%/4
                      65 - 69        1.45%/4         0.90%/4
                      70 - 74        0.85%/4         0.50%/4
                      75 - 80        0.60%/4         0.35%/4
              ------------------ ---------------- ---------------
              ------------------ --------------------------------
              Charge Basis                     GWB
              ------------------ --------------------------------
              ------------------ --------------------------------
              Charge Frequency              Quarterly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 39. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 86.


(26) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                  5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
             ------------------- ------------------ -----------------
             Annual Charge            Maximum           Current
             ------------------- ------------------ -----------------
             ------------------- ------------------ -----------------
             Ages    45 - 49          1.00%/4           0.55%/4
                     50 - 54          1.15%/4           0.70%/4
                     55 - 59          1.50%/4           0.95%/4
                     60 - 64          1.50%/4           0.95%/4
                     65 - 69          1.50%/4           0.95%/4
                     70 - 74          0.90%/4           0.55%/4
                     75 - 80          0.65%/4           0.40%/4
             ------------------- ------------------ -----------------
             ------------------- ------------------------------------
             Charge Basis                        GWB
             ------------------- ------------------------------------
             ------------------- ------------------------------------
             Charge Frequency                 Quarterly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 93.


(27) 1.45% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
             ------------------- ----------------- -----------------
             Annual Charge           Maximum           Current
             ------------------- ----------------- -----------------
             ------------------- ----------------- -----------------
             Ages    45 - 49         0.85%/4           0.40%/4
                     50 - 54         1.00%/4           0.55%/4
                     55 - 59         1.45%/4           0.85%/4
                     60 - 64         1.45%/4           0.85%/4
                     65 - 69         1.20%/4           0.65%/4
                     70 - 74         0.75%/4           0.35%/4
                     75 - 80         0.55%/4           0.30%/4
             ------------------- ----------------- -----------------
             ------------------- -----------------------------------
             Charge Basis                       GWB
             ------------------- -----------------------------------
             ------------------- -----------------------------------
             Charge Frequency                Quarterly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     41. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 100.


(28) 1.60% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                   JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------- ----------------- -----------------
             Annual Charge           Maximum           Current
             ------------------- ----------------- -----------------
             ------------------- ----------------- -----------------
             Ages    45 - 49         1.00%/4           0.55%/4
                     50 - 54         1.00%/4           0.55%/4
                     55 - 59         1.35%/4           0.80%/4
                     60 - 64         1.45%/4           0.90%/4
                     65 - 69         1.60%/4           1.05%/4
                     70 - 74         1.00%/4           0.65%/4
                     75 - 80         0.75%/4           0.50%/4
             ------------------- ----------------- -----------------
             ------------------- -----------------------------------
             Charge Basis                       GWB
             ------------------- -----------------------------------
             ------------------- -----------------------------------
             Charge Frequency                Quarterly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 42. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 107.


(29) 1.70% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ -------------------------- ------------------
            Annual Charge               Maximum                Current
            ------------------ -------------------------- ------------------
            ------------------ -------------------------- ------------------
            Ages    45 - 49             1.10%/4                0.65%/4
                    50 - 54             1.25%/4                0.80%/4
                    55 - 59             1.70%/4                1.10%/4
                    60 - 64             1.70%/4                1.10%/4
                    65 - 69             1.45%/4                0.90%/4
                    70 - 74             1.00%/4                0.60%/4
                    75 - 80             0.80%/4                0.55%/4
            ------------------ -------------------------- ------------------
            ------------------ ---------------------------------------------
            Charge Basis                           GWB
            ------------------ ---------------------------------------------
            ------------------ ---------------------------------------------
            Charge Frequency                    Quarterly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 42. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 114.

(30) The charge is quarterly, currently 0.2375% (0.95% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 43. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Annual Step-Up" beginning on page 120. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(31) The charge is quarterly, currently 0.2875% (1.15% annually) of the GWB, subject to a maximum annual charge of 1.70% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 44. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 128. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(32) The charge is quarterly, currently 0.2375% (0.95% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 44. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 136. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(33) The charge is quarterly, currently 0.3125% (1.25% annually) of the GWB, subject to a maximum annual charge of 1.85% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 146. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(34) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.20% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 158. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(35) The charge is quarterly, currently 0.20% (0.80% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.


     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 46. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 169. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(36) 1.30% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable quarterly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB, or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                            5% FOR LIFE GMWB
             Endorsement's         Before May 1, 2006              Before
             Availability                                    January 17, 2006*
             ------------------ ------------- ----------- ----------- ----------
             Annual Charge        Maximum      Current     Maximum      Current
             ------------------ ------------- ----------- ----------- ----------
             ------------------ ------------- ----------- ----------- ----------
             Ages    60 - 64      1.30%/4      0.90%/4      1.30%        0.90%
                     65 - 69      0.85%/4      0.60%/4      0.85%        0.60%
                     70 - 74      0.60%/4      0.50%/4      0.60%        0.50%
                     75 - 80      0.50%/4      0.40%/4      0.50%        0.40%
                                ------------- -----------
             ------------------ ------------------------- ----------------------
             Charge Basis                 GWB               Investment Divisions
             ------------------ ------------------------- ----------------------
             Charge Frequency          Quarterly                   Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     46. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 182.


(37) 0.85% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable quarterly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                              4% FOR LIFE GMWB
             Endorsement's         Before May 1, 2006              Before
             Availability                                    January 17, 2006*
             ------------------ ------------- ----------- ----------- ----------
             Annual Charge        Maximum      Current     Maximum      Current
             ------------------ ------------- ----------- ----------- ----------
             ------------------ ------------- ----------- ----------- ----------
             Ages    50 - 54      0.85%/4      0.65%/4      0.85%        0.65%
                     55 - 59      0.65%/4      0.50%/4      0.65%        0.50%
                     60 - 64      0.50%/4      0.35%/4      0.50%        0.35%
                     65 - 69      0.35%/4      0.25%/4      0.35%        0.25%
                     70 - 74      0.30%/4      0.20%/4      0.30%        0.20%
                     75 - 80      0.20%/4      0.15%/4      0.20%        0.15%
             ------------------ ------------- ----------- ----------- ----------
             ------------------ ------------------------- ----------------------
             Charge Basis                 GWB               Investment Divisions
             ------------------ ------------------------- ----------------------
             Charge Frequency          Quarterly                   Daily

     * The bonus is only available for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     47. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 189.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses  that  are  deducted  from  Fund  assets,   including  management  and
administration fees, 12b-1 service fees and other expenses.)

---------------------------------------------

---------------------------------------------

               Minimum: 0.57%

               Maximum: 2.63%


---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

-------------------------------------------------------- ------------------ ------------ -------------- ------------------- --------

                   FUND OPERATING EXPENSES

    (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY
                         NET ASSETS)
                                                                                                      ACQUIRED FUND       ANNUAL
                          FUND NAME                    MANAGEMENT AND     SERVICE       OTHER         FEES AND EXPENSES   OPERATING
                                                       ADMIN FEE A        (12B-1) FEE   EXPENSES B    C                   EXPENSES

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL Institutional Alt 20                                  0.20%          0.00%          0.01%            0.80% E           1.01%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL Institutional Alt 35                                  0.20%          0.00%          0.01%            0.94% E           1.15%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL Institutional Alt 50                                  0.20%          0.00%          0.01%            1.10% E           1.31%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL Institutional Alt 65                                  0.20%          0.00%          0.01%            1.28% E           1.49%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/AIM Global Real Estate                                0.86% F        0.20%          0.01%            0.01%             1.08%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/AIM International Growth                              0.82%          0.20%          0.01%            0.04%             1.07%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/AIM Large Cap Growth                                  0.77%          0.20%          0.00%            0.01%             0.98%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/AIM Small Cap Growth                                  0.95%          0.20%          0.01%            0.01%             1.17%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Capital Guardian Global Balanced                      0.80%          0.20%          0.01%            0.01%             1.02%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Capital Guardian Global Diversified Research          0.88%          0.20%          0.01%            0.01%             1.10%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Capital Guardian International Small Cap              1.10%          0.20%          0.01%            0.03%             1.34%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Capital Guardian U.S. Growth Equity                   0.78%          0.20%          0.01%            0.01%             1.00%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Credit Suisse Global Natural Resources                0.83%          0.20%          0.01%            0.01%             1.05%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Credit Suisse Long/Short                              0.95%F         0.20%          0.41% D          0.01%             1.57%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Eagle Core Equity                                     0.75%          0.20%          0.01%            0.01%             0.97%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Eagle SmallCap Equity                                 0.82%          0.20%          0.01%            0.01%             1.04%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Franklin Templeton Founding Strategy                  0.05%          0.00%          0.01%            1.07% E           1.13%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Franklin Templeton Global Growth                      0.90%          0.20%          0.01%            0.01%             1.12%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Franklin Templeton Income                             0.79%          0.20%          0.01%            0.01%             1.01%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Franklin Templeton Mutual Shares                      0.85%          0.20%          0.03% D          0.01%             1.09%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Franklin Templeton Small Cap Value                    0.95%          0.20%          0.01%            0.01%             1.17%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Goldman Sachs Core Plus Bond                          0.69%          0.20%          0.01%            0.01%             0.91%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Goldman Sachs Emerging Markets Debt                   0.90%          0.20%          0.01%            0.07%             1.18%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Goldman Sachs Mid Cap Value                           0.83%          0.20%          0.01%            0.01%             1.05%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Goldman Sachs Short Duration Bond                     0.54%          0.20%          0.00%            0.02%             0.76%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/JPMorgan International Value                          0.81%          0.20%          0.00%            0.00%             1.01%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/JPMorgan MidCap Growth                                0.80%          0.20%          0.02%            0.01%             1.03%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/JPMorgan U.S. Government & Quality Bond               0.55%          0.20%          0.01%            0.02%             0.78%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Lazard Emerging Markets                               1.06%          0.20%          0.02%            0.01%             1.29%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Lazard Mid Cap Equity                                 0.82%          0.20%          0.00%            0.01%             1.03%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/M&G Global Basics                                     1.00%          0.20%          0.04%            0.03%             1.27%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/M&G Global Leaders                                    1.00%          0.20%          0.03%            0.03%             1.26%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management European 30                 0.57%          0.20%          0.07%            0.02%             0.86%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Pacific Rim 30              0.57%          0.20%          0.05%            0.02%             0.84%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management S&P 500 Index               0.38%          0.20%          0.02%            0.01%             0.61%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management S&P 400 MidCap Index        0.39%          0.20%          0.02%            0.00%             0.61%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Small Cap Index             0.39%          0.20%          0.02%            0.00%             0.61%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management International Index         0.44%          0.20%          0.01%            0.00%             0.65%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Bond Index                  0.40%          0.20%          0.01%            0.00%             0.61%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Index 5                     0.05%          0.00%          0.01%            0.62% E           0.68%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management 10 x 10                     0.05%          0.00%          0.01%            0.63% E           0.69%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Oppenheimer Global Growth                             0.84%          0.20%          0.02%            0.00%             1.06%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PAM Asia ex-Japan                                     1.05% F        0.20%          0.01%            0.05%             1.31%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PAM China-India                                       1.10% F        0.20%          0.08%            0.08%             1.46%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PIMCO Real Return                                     0.60%          0.20%          0.01%            0.00%             0.81%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PIMCO Total Return Bond                               0.60%          0.20%          0.01%            0.00%             0.81%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PPM America Core Equity                               0.75%          0.20%          0.01%            0.00%             0.96%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PPM America High Yield Bond                           0.58%          0.20%          0.01%            0.03%             0.82%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PPM America Mid Cap Value                             0.85%          0.20%          0.01%            0.02%             1.08%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PPM America Small Cap Value                           0.85%          0.20%          0.01%            0.02%             1.08%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/PPM America Value Equity                              0.65%          0.20%          0.01%            0.00%             0.86%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Red Rocks Listed Private Equity                       1.00%          0.20%          0.02%            1.41%             2.63%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Select Balanced                                       0.57%          0.20%          0.01%            0.01%             0.79%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Select Money Market                                   0.36%          0.20%          0.01%            0.00%             0.57%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Select Value                                          0.63%          0.20%          0.00%            0.01%             0.84%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/T. Rowe Price Established Growth                      0.69%          0.20%          0.01%            0.01%             0.91%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/T. Rowe Price Mid-Cap Growth                          0.81%          0.20%          0.01%            0.02%             1.04%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/T. Rowe Price Value                                   0.75%          0.20%          0.01%            0.01%             0.97%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Managed Conservative                              0.18%          0.00%          0.01%            0.85% E           1.04%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Managed Moderate                                  0.17%          0.00%          0.01%            0.88% E           1.06%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Managed Moderate Growth                           0.15%          0.00%          0.01%            0.93% E           1.09%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Managed Growth                                    0.15%          0.00%          0.01%            0.97% E           1.13%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Managed Aggressive Growth                         0.17%          0.00%          0.01%            0.98% E           1.16%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Competitive Advantage                             0.50%          0.20%          0.01%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Dividend Income & Growth                          0.50%          0.20%          0.01%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Intrinsic Value                                   0.50%          0.20%          0.01%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P Total Yield                                       0.50%          0.20%          0.01%            0.01%             0.72%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/S&P 4                                                 0.05%          0.00%          0.01%            0.72% E           0.78%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management DowSM 10                    0.44%          0.20%          0.03%            0.00%             0.67%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management S&P(R) 10                   0.44%          0.20%          0.03%            0.00%             0.67%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Global 15                   0.48%          0.20%          0.02%            0.00%             0.70%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Nasdaq(R) 25                0.48% F        0.20%          0.05%            0.00%             0.73%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Value Line(R) 30            0.43%          0.20%          0.16%            0.00%             0.79%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management DowSM Dividend              0.44% F        0.20%          0.03%            0.00%             0.67%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management S&P(R) 24                   0.49% F        0.20%          0.02%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management 25                          0.44%          0.20%          0.01%            0.00%             0.65%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Select Small-Cap            0.44%          0.20%          0.01%            0.00%             0.65%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management JNL 5                       0.42%          0.20%          0.02%            0.00%             0.64%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management VIP                         0.44% F        0.20%          0.04%            0.00%             0.68%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management JNL Optimized 5             0.44%          0.20%          0.06%            0.00%             0.70%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management S&P(R) SMid 60              0.49% F        0.20%          0.01%            0.01%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management NYSE(R)
   International 25                                          0.53% F        0.20%          0.05%            0.00%             0.78%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Communications Sector       0.49% F        0.20%          0.04%            0.00%             0.73%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Consumer
   Brands Sector                                             0.49% F        0.20%          0.03%            0.00%             0.72%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Financial Sector            0.48% F        0.20%          0.03%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Healthcare Sector           0.46% F        0.20%          0.03%            0.00%             0.69%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Oil & Gas Sector            0.44%          0.20%          0.03%            0.00%             0.67%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------
   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------

   JNL/Mellon Capital Management Technology Sector           0.48% F        0.20%          0.03%            0.00%             0.71%

   --------------------------------------------------- ------------------ ------------ -------------- ------------------- ----------



A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested
     Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F    The management/administrative fee reflects a contract amendment.


----------------- ---------------- ---------------- ---------------- -----------
                               EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 YEAR            3 YEARS           5 YEARS        10  YEARS
----------------- -------------- ---------------- ---------------- -------------

$2,077            $3,332                 $4,294                  $7,089


If you annuitize at the end of the applicable time period:


1 YEAR *          3 YEARS                5 YEARS                 10 YEARS
$2,077            $3,332                 $4,294                  $7,089


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:


1 YEAR            3 YEARS                5 YEARS                10 YEARS
$827              $2,407                 $3,894                 $7,089


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

* our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

* our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

*    Investment  Divisions  of the Separate  Account  that invest in  underlying
     Funds.

Your Contract, like all deferred annuity contracts, has two phases:

*    the  ACCUMULATION  PHASE,  when you make premium  payments to us, and

*    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract
Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result, if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS, AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

THE FIXED ACCOUNT

FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest
Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

THE DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.


THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 55.


THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.


For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 158. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 169.


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.



The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65

JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management Index 5
JNL/Mellon Capital Management 10 x 10
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------


JNL INSTITUTIONAL ALT 20 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 35 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 50 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 65 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth.

          Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

          Seeks capital  appreciation  by initially  allocating in the following
          Funds:

          >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  S&P 400 MidCap Index
               Fund;
          >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  International  Index
               Fund; and
          >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation and income by initially allocating in the following Funds:

          >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

          Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable, and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
          500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

          >>   25% in JNL/S&P Competitive Advantage Fund; and
          >>   25% in JNL/S&P dividend Income & Growth Fund; and
          >>   25% in JNL/S&P Intrinsic Value Fund; and
          >>   25% in JNL/S&P total Yield Fund.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:


          >>   The DowSM Dividend Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectuses for the Variable Insurance Funds, JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting WWW.JACKSON.COM.


VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:


     * to make income payments for the life of the Annuitant during the income phase;

     *    to waive the withdrawal charge in the event of the Owner's death; and

     *    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:


     * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

     * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

     * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:


     *    withdrawals in excess of the free withdrawal amounts, or

     * withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

     * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or

     *    amounts withdrawn in a total withdrawal, or

     * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

           COMPLETED YEARS         0        1        2        3        4        5        6        7+
           SINCE RECEIPT OF
           PREMIUM

           BASE SCHEDULE         8.5%      8%       7%       6%       5%       4%       2%        0

           WITHDRAWAL CHARGE      8%       7%       6%       4%       2%        0        0        0
           IF FIVE-YEAR
           PERIOD APPLIES

           WITHDRAWAL CHARGE     7.5%     6.5%      5%        0        0        0        0        0
           IF THREE-YEAR
           PERIOD APPLIES *

           * PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A
           CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:


     * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

     *    death benefits;

     * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

     * if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     * if permitted by your state, withdrawals of up to 25% (12 1/2 % for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT                 2%           3%*         4%          5%
CHARGE (ON AN ANNUAL BASIS)          0.395%       0.42%       0.56%       0.695%

                * No longer offered as of January 16, 2007.

Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
         CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
         CONTRACT ENHANCEMENT IS SELECTED)

Completed Years Since Receipt of       0       1        2        3         4          5         6       7+
  Premium
Recapture Charge (2% Credit)            2%      2%     1.25%    1.25%     0.5%          0         0     0
Recapture Charge (3% Credit*)          3%       3%       2%        2%       2%         1%        1%     0
Recapture Charge (4% Credit)            4%      4%     2.5%      2.5%     2.5%      1.25%     1.25%     0
Recapture Charge (5% Credit)         4.5%    3.75%    3.25%     2.75%       2%      1.25%        1%     0

         * No longer offered as of January 16, 2007.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:


     *    death benefits;

     *    withdrawals taken under the additional free withdrawal provision;

     * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code; (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

     * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.


GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. We deduct the charge from your Contract Value on a pro-rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. The GMIB Benefit Base is explained on page 198 below. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 55.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. The actual deduction of the charge will be reflected in your quarterly statement. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum annual charge of 1.00%. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 55.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 63. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ---------------------------
         Quarterly                   Quarterly
           0.75%                     0.40% / 4


     We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 67.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ---------------------------
           0.70%                       0.40%

     You pay the percentage charge, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ---------------------------
           0.70%                       0.35%
                                 0.55% upon step-up

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 63. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 68.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.80% annually.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up" beginning on page 68. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, you will pay 0.1625% of the GWB each quarter (0.65% annually). For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 73.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 77.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 73. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, you will pay 0.2125% of the GWB each quarter (0.85% annually). For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 78.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 81.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum annual charge of 1.60%. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 78. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.05% of the GWB each calendar quarter (0.20% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 82.

PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 85.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).


We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                    Maximum                 Current
------------------------ ------------------------- --------------------
------------------------ ------------------------- --------------------
Ages    45 - 49                 0.85% / 4               0.40% / 4
        50 - 54                 0.85% / 4               0.40% / 4
        55 - 59                 1.20% / 4               0.65% / 4
        60 - 64                 1.30% / 4               0.75% / 4
        65 - 69                 1.45% / 4               0.90% / 4
        70 - 74                 0.85% / 4               0.50% / 4
        75 - 80                 0.60% / 4               0.35% / 4


You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 92.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 91. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge             Maximum              Current
------------------- --------------------- ------------------
------------------- --------------------- ------------------
Ages    45 - 49          1.00% / 4            0.55% / 4
        50 - 54          1.15% / 4            0.70% / 4
        55 - 59          1.50% / 4            0.95% / 4
        60 - 64          1.50% / 4            0.95% / 4
        65 - 69          1.50% / 4            0.95% / 4
        70 - 74          0.90% / 4            0.55% / 4
        75 - 80          0.65% / 4            0.40% / 4


You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 99.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 97. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 100. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge             Maximum            Current
------------------- -------------------- -----------------
------------------- -------------------- -----------------
Ages    45 - 49          0.85% / 4          0.40% / 4
        50 - 54          1.00% / 4          0.55% / 4
        55 - 59          1.45% / 4          0.85% / 4
        60 - 64          1.45% / 4          0.85% / 4
        65 - 69          1.20% / 4          0.65% / 4
        70 - 74          0.75% / 4          0.35% / 4
        75 - 80          0.55% / 4          0.30% / 4


You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 106.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 104. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 100. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 107. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge            Maximum            Current
------------------- ------------------ ------------------
------------------- ------------------ ------------------
Ages    45 - 49         1.00% / 4          0.55% / 4
        50 - 54         1.00% / 4          0.55% / 4
        55 - 59         1.35% / 4          0.80% / 4
        60 - 64         1.45% / 4          0.90% / 4
        65 - 69         1.60% / 4          1.05% / 4
        70 - 74         1.00% / 4          0.65% / 4
        75 - 80         0.75% / 4          0.50% / 4


You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 113.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 112. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 107. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 114. The charge varies by age group (see table below), and both Owners must be within the eligible age range.


PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge             Maximum            Current
------------------- -------------------- ----------------
------------------- -------------------- ----------------
Ages    45 - 49          1.10% / 4          0.65% / 4
        50 - 54          1.25% / 4          0.80% / 4
        55 - 59          1.70% / 4          1.10% / 4
        60 - 64          1.70% / 4          1.10% / 4
        65 - 69          1.45% / 4          0.90% / 4
        70 - 74          1.00% / 4          0.60% / 4
        75 - 80          0.80% / 4          0.55% / 4


You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 120.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 118. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 114. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.2375% of the GWB each calendar quarter (0.95% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 120.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 127.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 126. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 120. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.2875% of the GWB each calendar quarter (1.15% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 128.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 135.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.70%. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 134. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 128. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up, you will pay 0.2375% of the GWB each Contract Quarter (0.95% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 135.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 145.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 143. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 135. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "LIFEGUARD FREEDOM DB" UNDER "DEATH BENEFIT CHARGES", BEGINNING ON PAGE 49 FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up, you will pay 0.3125% of the GWB each Contract Quarter (1.25% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 146.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 157.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.85%. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 154. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 146. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up, you will pay 0.1625% of the GWB each Contract Quarter (0.65% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 158.

We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 164.

Quarterly  charges  are  pro  rata  deducted  over  each  applicable  Investment
Division, the Fixed Account and the GMWB Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 168.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.20%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
166. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 158. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up, you will pay 0.20% of the GWB each Contract Quarter (0.80% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 169.

We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 175.

Quarterly  charges  are  pro  rata  deducted  over  each  applicable  Investment
Division, the Fixed Account and the GMWB Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 181.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 179. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 169. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 182. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge         Maximum       Current
------------------- ------------- ------------
------------------- ------------- ------------
Ages    60 - 64      1.30% / 4     0.90% / 4
        65 - 69      0.85% / 4     0.60% / 4
        70 - 74      0.60% / 4     0.50% / 4
        75 - 80      0.50% / 4     0.40% / 4


     You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 188.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

Annual Charge         Maximum       Current
------------------- ------------- ------------
------------------- ------------- ------------
Ages    60 - 64        1.30%         0.90%
        65 - 69        0.85%         0.60%
        70 - 74        0.60%         0.50%
        75 - 80        0.50%         0.40%

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30,2005, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 186. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 182. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 189. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge         Maximum       Current
------------------- ------------ ---------------
------------------- ------------ ---------------
Ages    50 - 54      0.85% / 4     0.65% / 4
        55 - 59      0.65% / 4     0.50% / 4
        60 - 64      0.50% / 4     0.35% / 4
        65 - 69      0.35% / 4     0.25% / 4
        70 - 74      0.30% / 4     0.20% / 4
        75 - 80      0.20% / 4     0.15% / 4


     You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 194.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

Annual Charge         Maximum       Current
------------------- ------------- ------------
------------------- ------------- ------------
Ages    50 - 54        0.85%         0.65%
        55 - 59        0.65%         0.50%
        60 - 64        0.50%         0.35%
        65 - 69        0.35%         0.25%
        70 - 74        0.30%         0.20%
        75 - 80        0.20%         0.15%

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 193. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 189. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

     If you selected the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the 4% ROLL-UP DEATH BENEFIT, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

     If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

     If you selected the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE:
     EFFECTIVE JANUARY 16, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     If you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT QUARTER AT THE RATE OF 0.95% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 204. For more information about the charges for LifeGuard Freedom GMWB, please see page 44, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 136.


     We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:


     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds. For more information, please see the "Fund Operating Expenses" table beginning on page 16.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

A.G. Edwards & Sons, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
FSC Securities Corporation
Hantz Financial Services, Inc.
Intersecurities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Securities Corporation
LPL Financial Corporation
National Planning Corporation
Next Financial Group, Inc.
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
SII Investments, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
WaMu Investments, Inc.
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:


     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:


     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:


     *    $500 for a qualified or non-qualified plan

     *    $50 for an automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also refuse the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

MAXIMUM PREMIUMS:

     * The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB, the GMAB or any GMWBs.


PLEASE NOTE THAT ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH A GMIB ENDORSEMENT IS ATTACHED.


ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or the Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 158. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 169.


We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% (if elected PRIOR TO JANUARY 16, 2007), 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. Contract Enhancements are available to Owners 87 years old and younger. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you


     * make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     *    elect to receive payment under an income option, or

     * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract
Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:


     *    death benefits computed on the basis of Contract Value;

     * withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code;

     *    if permitted by your state, withdrawals under our:

          *    Terminal Illness Benefit;

          *    Specified Conditions Benefit; or


          *    Extended Care Benefit. (See page 61 below.)


You may NOT elect the 3% (no longer offered AS OF JANUARY 16, 2007), 4% or 5% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option or with the Guaranteed Minimum Accumulation Benefit.

For Contracts issued BEFORE MAY 1, 2006, the Three-year Withdrawal Schedule could not be elected with the 20% Additional Free Withdrawal option.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect. In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 36.


THE GV CAN NEVER BE MORE THAN $5 MILLION.

GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:


     * determining the total amount of assets held in the particular Investment Division;

     * subtracting any asset-based charges and taxes chargeable under the Contract; and

     *    dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:


     *    limiting the number of transfers over a period of time;

     *    requiring a minimum time period between each transfer;

     * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our  policies  and  procedures  do not  apply  to the  money  market  Investment
Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:


     *    by making either a partial or complete withdrawal,

     *    by electing the Systematic Withdrawal Program,

     *    by electing a Guaranteed Minimum Withdrawal Benefit, or

     *    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 34.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 209.


WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:


     * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          *    Heart attack

          *    Stroke

          *    Coronary artery surgery

          *    Life-threatening cancer

          *    Renal failure or

          *    Alzheimer's disease; and

     * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% (no longer offered as of January 16, 2007), 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:



     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 146 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 169.)


     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 211 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

     - or -

     For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

     For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the
Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    7% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- ---- -----------------------------------------------------------
The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

     * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are he Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

CONVERSION. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.


Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.


Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

     *    The Owner's (or any joint Owner's) death;

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

---------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
---------------------------------------------------------------------

---------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
---------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
      0 - 74                  7%
     75 - 79                  8%
     80 - 84                  9%
       85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal; OR

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.
---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- ---------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    THE GAWA BEFORE THE PAYMENT; OR

     *    The GWB after the payment.
--- -- ------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:


     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE MARCH 31, 2008, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE MARCH 31, 2008, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.
Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:


     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE MARCH 31, 2008, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your contract BEFORE MARCH 31, 2008, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 6% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue
Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.

--------------------------------------------------------------------------------
REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITHOUT STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.
Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 5 AND 6 FOR THE STEP-UPS AND EXAMPLES 8 AND 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

-------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
-------------------------------------------------------------------

-------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
-------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- ---- --------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS hit.
--- --- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-----------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
- ---- ----------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premiumtaxes.

     The GAWA equals 5% of the GWB.
-------------------------------------------------------------------

-------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
-------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- --- ---------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawal in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
-------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

* The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

* The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 8 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
--- --- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by: * 5% of the premium net of any applicable premium taxes; OR * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
-------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

*    The GWB is recalculated, increasing by 5% of the Bonus Base.

* The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age (the younger the age group, the lower the GAWA percentage) group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB)(THE GMIB IS NO LONGER OFFERED AS OF JANUARY 16, 2007) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- --- ---------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-----------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
-----------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see pages 107 and 107 for information regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


* Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

* The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007, if the spousal Beneficiary elects to continue the Contract without the GMWB;

* The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEE.

PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

          This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount
(GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value from the GWB when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
--- --- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 209.


PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
--------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
----- --- --------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

     * Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * A new joint Owner may not be added if a surviving spouse continues the Contract.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of any joint Owner, UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

*    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

      * The GWB is recalculated, increasing by 5% of the Bonus Base.

      * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
---- ---- --------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted)

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
---- --- ---------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.

--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  128  regarding  the  required  ownership  and
Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- -----------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

* The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

*    The total amount of the current partial withdrawal, or

* The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

* The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

* The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

* On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

* With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

* With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     *    The GWB adjustment provision is void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

     In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

* If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

*    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
--------------------------------------------------------------------------------

CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

Please note that LifeGuard Freedom DB may be available upon conversion from the earlier version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 10 FOR THE FOR LIFE GUARANTEES AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

*    The total amount of the current partial withdrawal, or

* The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

* The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

* The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

* On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

* With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

* With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  146  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

     In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

* The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

* If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

*    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

*    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
--------------------------------------------------------------------------------

CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT
(GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity
- to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life
Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

                                  The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

*    The total amount of the current partial withdrawal, OR

* The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

* The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

* The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

* On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

* With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

* With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * The GMWB death benefit is void and will not be included in the continuation adjustment.

     *    The GWB adjustment provision is void.

     *    The Bonus provision is void.

     * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

* The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

* The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

*    The date the Contract Value is zero.

* The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus  provision is terminated  when this GMWB is terminated or if this
GMWB  is  continued  through  Spousal  continuation  of  a  Contract;   Contract
Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.

When the bonus is applied:

*    The GWB is recalculated, increasing by 6% of the Bonus Base.

*    If  the  Bonus  is  applied  after  the  first  withdrawal,   the  GAWA  is
     recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------

CONVERSION. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

*    The total amount of the current partial withdrawal, OR

* The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

* The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

* The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

* On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

* With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

* With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.

---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

          If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

     * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

     * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

     * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

* The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

* The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

* The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

*    The date the Contract Value is zero.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

*    If  the  Bonus  is  applied  after  the  first  withdrawal,   the  GAWA  is
     recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------

CONVERSION. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB with Joint Option is irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     *    The Owner's life (the "For Life Guarantee");

     The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

     So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR


     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT
(GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity
- to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distributions under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS valid; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

-----------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

     *    The GAWA before the withdrawal;

     *    The GWB after the withdrawal; OR

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
--- --- ---------------------------------------------------------

IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawal may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-----------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- --- ---------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-----------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- --- ---------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

* ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

* For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greaterof:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
---- --- ---------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

-------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     *    The Owner's life (the "For Life Guarantee");

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT
(GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity
- to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 4% of the GWB.

--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 4% of the GWB.

--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than the GAWA. The two tables below clarify what happens in either instance.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

     The GWB is  recalculated,  equaling  the  greater  of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.

---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and in Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

     *    The GAWA before the withdrawal;

     *    The GWB after the withdrawal; OR

     * 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

---- --- ---------------------------------------------------------

IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges, and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 20. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 209.


PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    4% of the premium net of any applicable premium taxes; OR

     *    4% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
---- -- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    4% of the new GWB; OR

     *    The GAWA before the Step-Up.
---- -- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.


     * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greaterof:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
---- --- ---------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 208.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 62 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

*    The GWB is recalculated, increasing by 5% of the Bonus Base.

* The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 4% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. You may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:


* the New York Stock Exchange is closed (other than customary weekend and holiday closings);

* under applicable SEC rules, trading on the New York Stock Exchange is restricted;

* under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

*    the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:


*    the  amount  of  your  Contract   Value  you  allocate  to  the  Investment
     Division(s) on the Income Date;

* the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

*    which income option you select; and

* the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD").


PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. PLEASE NOTE THAT ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH THIS GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") ENDORSEMENT IS ATTACHED.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.


This benefit is only available if


*    you elect it prior to your Contract's Issue Date;

*    the Annuitant is not older than age 75 on the Issue Date; and

* you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:


*    the Income Date (if prior to the effective date of the GMIB);

* the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

*    the date you make a total withdrawal from the Contract;

* upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

*    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:


*    all premiums you have paid (net of any applicable premium taxes); PLUS

* any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

*    an  adjustment  (described  below)  for  any  withdrawals   (including  any
     applicable charges and Excess Interest Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:


* the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

*    an adjustment  (described  below) for any  withdrawals  after that Contract
     Anniversary   (including  any  applicable   charges  and  Excess   Interest
     Adjustments for those withdrawals); PLUS

* any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

* any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

*    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:


* 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

* any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB. YOU MAY ALSO NOT ELECT BOTH THE GMIB AND GMAB.

                                  DEATH BENEFIT


The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom DB, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB, the optional death benefits are only available upon application or upon conversion (if conversion is permitted). In addition,, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted).


The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

* your Contract Value on the date we receive all required documentation from your Beneficiary; or

* the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments), in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).


As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 208). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:


*    if your Contract is in the income phase at the time of your death;

*    if there are no earnings in your Contract; or

* if your spouse exercises the Special Spousal Continuation Option (described below) and either

     *    is age 76 or older at the Continuation Date or

     *    elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance, particularly with respect to the Investment Division, and the impact that poor investment performance could have on the amount of the basic death benefit.
Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Except for LifeGuard Freedom DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

DEPENDING  ON  WHEN  AND IN  WHAT  STATE  YOU  APPLIED  FOR  THE  CONTRACT,  THE
AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.


For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, certain withdrawal adjustments are instead equal to the dollar amount of your withdrawals. Please see the calculations for the optional death benefits purchased before May 2, 2005, beginning on page 206, for more information.


FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE  NOTE:   EFFECTIVE  JANUARY  16,  2007,  THE  5%  ROLL-UP  DEATH  BENEFIT
ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE  NOTE:   EFFECTIVE  JANUARY  16,  2007,  THE  4%  ROLL-UP  DEATH  BENEFIT
ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b)  total Net Premiums since your Contract was issued; or

(c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.


CONVERSION. You may convert this Highest Anniversary Value Death Benefit to LifeGuard Freedom DB if (1) you previously elected both this Highest Anniversary Value Death Benefit and LifeGuard Freedom GMWB, and (2) LifeGuard Freedom GMWB was added to your Contract on or after March 31, 2008 but before October 6, 2009. (The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.) Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


LIFEGUARD FREEDOM DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:


     (a)  The Contract's Basic Death Benefit (see the description above); or

     (b)  The GMWB Death Benefit


          The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal
          Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from Highest Anniversary Value Death Benefit. (For information about conversion privileges under the Highest Anniversary Value Death Benefit, please see the description of that optional death benefit beginning on page 203.) In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB. (For information about conversion privileges under LifeGuard Freedom GMWB, please see "Conversion" beginning on page 145.)


At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.


For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 136

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

     * LIFE INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

     * SPECIFIED PERIOD INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

          If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

     * LIFE INCOME. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     * JOINT AND SURVIVOR. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus
          (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     * LIFE ANNUITY WITH AT LEAST 120 OR 240 MONTHLY PAYMENTS. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page 201. We will not permit you to use multiple Contracts to try to circumvent this limitation.


5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

     (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

     (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

     (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum; or

     (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits, can be paid under one of the following payout options:


*    single lump sum payment; or

*    payment of entire death benefit within 5 years of the date of death; or

* payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 208.


PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page
197. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified Contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:


*    paid on or after the date you reach age 59 1/2;

*    paid to your Beneficiary after you die;

*    paid if you become totally disabled (as that term is defined in the Code);

* paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

*    paid under an immediate annuity; or

*    which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:


*    reaches age 59 1/2;

*    leaves his/her job;

*    dies;

*    becomes disabled (as that term is defined in the Code); or

* experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:


* there was a written agreement providing for payments of the fees solely from the annuity Contract,

*    the Contract Owner had no liability for the fees, and

*    the fees were paid solely from the annuity Contract to the adviser.


EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 88 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)  a required minimum distribution;

(c)  a hardship withdrawal; or

(d)  the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with an enhanced interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return


     *    the Contract Value, PLUS

     * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     *    any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.


     * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     * YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:


     *    Information we receive from you on applications or other forms;

     *    Information about your transactions with us;

     *    Information we receive from a consumer reporting agency;

     * Information we obtain from others in the process of verifying information you provide us; and

     * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. WE HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------------------------------------------
                                               TABLE OF CONTENTS OF
                                      THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History...............................................................................................  2

Services......................................................................................................................  5

Purchase of Securities Being Offered..........................................................................................  5

Underwriters..................................................................................................................  6

Calculation of Performance....................................................................................................  6

Additional Tax Information....................................................................................................  8

Annuity Provisions............................................................................................................ 18

Net Investment Factor......................................................................................................... 19

Condensed Financial Information............................................................................................... 20

                                   APPENDIX A



TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management DowSM 10 Fund;
JNL/Mellon Capital Management DowSM Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon Capital Management Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



-------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

* DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON
          CAPITAL  MANAGEMENT  HEALTHCARE  SECTOR FUND, THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Goldman Sachs is a registered service mark of Goldman, Sachs & Co.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.



--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   APPENDIX B

            CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
------------------------------------------------------------------------------------------------------------------------------




                                       B-2

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
-----------------------------------------------------------------------------------------------------------------------------
                          100,000.00 : Premium
                               6.00% : Withdrawal Charge Year 4
                               5.00% : Contract Enhancement
                               3.00% : Recapture Charge Year 4
                               5.50% : Net Return

AT END OF YEAR 4
                  130,076.59 : Contract Value at end of year 4
                  100,000.00 : Net Withdrawal requested

                   30,076.59 : Earnings
                   76,838.91 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                  106,915.50 : Total Gross Withdrawal

                  106,915.50 : Total Gross Withdrawal
                   -4,610.33 : Withdrawal Charge
                   -2,305.17 : Recapture Charge
                  100,000.00 : Total Net Withdrawal
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
-----------------------------------------------------------------------------------------------------------------------------
                    10/1/2001
                   100,000.00 : Premium
                        7.00% : Withdrawal Charge Contribution Year 3
                        4.00% : Recapture Charge Contribution Year 3
                    12/1/2001
                   100,000.00 : Premium
                        8.00% : Withdrawal Charge Contribution Year 2
                        4.50% : Recapture Charge Contribution Year 2

                        5.00% : Contract Enhancement
                        0.00% : Net Return

                    11/1/2003
                   210,000.00 : Contract Value
                   150,000.00 : Net Withdrawal Requested

                    10,000.00 : Earnings
                    10,000.00 : Additional Free
                   100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    46,857.14 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   166,857.14 : Total Gross Withdrawal

                   166,857.14 : Total Gross Withdrawal
                    -7,000.00 : Withdrawal Charge from Premium 1
                    -4,000.00 : Recapture Charge from Premium 1
                    -3,748.57 : Withdrawal Charge from Premium 2
                    -2,108.57 : Recapture Charge from Premium 2
                   150,000.00 : Total Net Withdrawal
-----------------------------------------------------------------------------------------------------------------------------

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.                  Capital Analysts, Inc.                     Essex National Securities
1st Global Capital Corp.                      Capital City Securities                    Feltl & Company
Abbott Bennett Group LLC                      Capital Financial Group                    Ferris Baker Watts, Inc.
A.G. Edwards & Sons, Inc.                     CCF Investments, Inc.                      FFP Securities, Inc.
Acorn Financial                               CCO Investment Services Corp.              Fifth Third Securities
Advantage Capital Corp.                       Centennial Securities Company              Financial Network Investment
Advisors Marketing, Inc.                      Centaurus Financial, Inc.                  First Allied Securities, Inc.
AIG Financial Advisors                        Century Securities                         First Brokerage America
Allegiant Securities                          CFD Investments, Inc.                      First Heartland Capital, Inc.
American General Securities                   Chevy Chase Securities                     First Independent Financial
American Investors Company                    Choice Investments, Inc.                   First Merit Insurance Agency
American Portfolios Financial                 Colonial Brokerage                         FNB Brokerage Services
Ameriprise Advisor Services                   Colonial Financial Services                Fortune Financial Services
Ameritas Investment Corp.                     Colonial Investments Services              Founders Financial Securities
Apple Tree Investments                        Commonwealth Financial Network             Fox & Company Investments, Inc.
Askar Corp.                                   Community Bankers Securities               FSC Securities Corp.
Associated Securities Corp.                   Comprehensive Asset Management, Inc.       FTC Methods Inc.
AXA Advisors, LLC                             Coordinated Capital Securities             G.A. Repple and Company
BancWest Investment Services                  Countrywide Investment Services            G.W. Sherwold Associates, Inc.
BB&T Investment Services Inc.                 Crowell, Weedon & Company                  GBA Financial Group, LLC
BCG Securities                                Crown Capital Securities L.P.              Geneos Wealth Management, Inc.
Bentley Lawrence Securities                   CUE Financial Group, Inc.                  GF Investment Services
Berthel Fisher & Company Financial Services   CUNA Brokerage Services, Inc.              GLP Investment Services
BFT Financial                                 CUSO Financial Services                    Great American Advisors, Inc.
BOSC, Inc.                                    Cutter and Company                         Great Nation Investment Corp.
Brecek & Young Advisors, Inc.                 D.A. Davidson & Company                    Great Southern Investments
Brewer Financial Services                     Dunwoody Brokerage Services, Inc.          Gunn Allen Financial, Inc.
Broad Street Securities                       E Planning Securities, Inc.                GWN Securities, Inc.
Broker Dealer Financial                       Economy Securities, Inc.                   H D Vest Investment Securities
Brookstone Securities                         EDI Financial, Inc.                        H&R Block Financial Advisors
Bueter & Company, Inc.                        Ensemble Financial Services                H. Beck, Inc.
Cadaret, Grant & Company                      Equable Securities Corp.                   Hantz Financial Services, Inc.
Calton & Associates, Inc.                     Equitas America                            Harbour Investment, Inc.
Cambridge Investment Research                 Equity Services, Inc.                      Harger & Company
Cantella & Company                            ESI Financial                              Harold Dance Investments










Harvest Capital                               Lasalle St Securities LLC                     O.N. Equity Sales Company
Hazard & Siegel, Inc.                         Legend Equities Corp.                         OneAmerica Securities
HBW Securities                                Leigh Baldwin & Company, LLC                  Oppenheimer & Company
Heim, Young & Associates, Inc.                Lesko Securities, Inc.                        P.T. Bloyd & Associates
Hornor Townsend & Kent, Inc.                  Liberty Partners Financial                    Pacific West
Huckin Financial Group, Inc.                  Life Investors Financial                      Packerland Brokerage Services
Huntington Investment Company                 Lincoln Financial Securities Corp.            Park Avenue Securities
IMS Securities                                LPL Financial Corporation                     Paulson Investment Company
Independent Financial Group                   Madison Ave Securities                        Peak Securities
Infinex Investments                           Main Street Securities                        Pension Planners Securities
ING Financial                                 Medallion Investment Services Inc.            Peoples Securities
Institutional Securities Corp.                Merrimac Corporate Securities Inc.            Planmember Securities
InterCarolina Financial Services              Metlife Securities                            Prime Capital Services Inc.
Intersecurities, Inc.
Intervest International                       Michigan Securities Inc.                      Prime Financial Services
Invest Financial Corp.                        Mid Atlantic Securities Inc.                  Primevest
Investacorp, Inc.                             Milkie/Ferguson Investments                   Pro Equities, Inc.
Investment Center, Inc.                       MML Investors Services Inc.                   Professional Asset Management
Investment Centers of America, Inc.           Money Concepts Capital Corp.                  Prospera Financial Services, Inc.
Investment Professionals, Inc.                Moors & Cabot Inc.                            Purshe Kaplan Sterling
Investors Capital Corp.                       Morgan Keegan & Company                       Qa3 Financial Corp.
J P Turner & Company, LLC                     Morgan Peabody, Inc.                          Questar Capital Corp.
J.J.B. Hilliard, W.L. Lyons, LLC              Multi-Financial Securities Corp.              R.L. Harger & Associates Inc.
J.W. Cole Financial, Inc.                     Mutual Service Corp.                          Raymond James & Associates, Inc.
Janney Montgomery Scott, LLC                  National Planning Corporation                 RBC Capital Markets Corp.
Jefferson Pilot Securities Corp.              National Securities Corp.                     RC Dunwoody & Associates Inc.
John James Investments, Inc.                  New England Securities                        Regal Securities Inc.
Kalos Capital, Inc.                           Newbridge Securities Corp.                    Resource Horizons Group
KCD Financial                                 Next Financial Group, Inc.                    Riderwood Group
Key Investments                               NFP Securities, Inc.                          River Stone Wealth Management
KMS Financial                                 North Atlantic Securities LLC                 RNR Securities LLC
Koehler Financial, LLC                        North Ridge Securities Corp.                  Robert W Baird & Company, Inc.
Kovack Securities, Inc.                       NYLife Securities LLC                         Roche Securities Sales
Labrunerie Financial, Inc.
Landolt Securities, Inc.

Royal Alliance Associates, Inc.             Triune Capital Advisors
Sammons Securities Company, Inc.            Trustmont Financial Group
Schlitt Investor Services, Inc.             UBS Financial Services, Inc.
Scott & Stringfellow, Inc.                  UnionBanc Investment Services LLC
Securian Financial Services                 United Equity Securities
Securities America, Inc.                    United Planners Financial
Securities Service Network                  USA Advanced Planners, Inc.
Sicor Securities, Inc.                      USA Financial Securities Corp.
Sigma Financial Corp.                       UVEST Corp.
Signator Investors, Inc.                    Valmark Securities, Inc.
SII Investments, Inc.                       Vanderbilt Securities LLC
Sorrento Pacific                            VSR Financial Services, Inc.
South West Securities Financial Services,   Wachovia Securities LLC
  Inc.
Spectrum Capital                            Wall Street Financial Group
Spire Securities LLC                        Walnut Street Securities
Stanford Group Company                      WaMu Investments, Inc.
Sterne Agee Financial Services              Waterstone Financial Group
Stifel Nicolaus & Company                   Webster Investments
Strategic Financial Alliance                Wedbush Morgan Securities
Summit Alliance Securities LLC              Western Equity Group
Summit Brokerage Services, Inc.             Western International Securities, Inc.
Summit Equities Inc.                        Wilmington Brokerage Services
Sunset Financial Services, Inc.             Woodbury Financial Services, Inc.
Syndicated Capital Inc.                     Workman Securities Corp.
Synergy Investment Group                    World Equity Group, Inc.
TFS Securities Inc.                         World Financial Group
The Leaders Group                           World Group Securities, Inc.
Thomas McDonald Partners                    WRP Investments, Inc.
Thrivent Investment Management              Wunderlich Securities
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.


                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

o    If the GMAB is elected at issue:

     o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.

     o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.

     o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.

     o Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5 million.

o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

     o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

     o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

     o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

     o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:

     o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

     o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

     o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

     o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

o    Note:

     o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

     o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.

     o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.

     o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37

     o    Your total new Contract Value is $98,671.38.

     o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

     o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.

     o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.

     o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.

     o    Your total new Contract Value is $63,671.38.

     o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.

     o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

o    Note:

     o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.

     o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

     o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

     o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.

     o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54

     o    Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

     o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

     o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

     o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

     o    Your total new Contract Value is $100,000.

     o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

     o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.

     o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.

     o    Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

     o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

     o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

     o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

     o    Your total new Contract Value is $100,000.

     o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.

     o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.

     o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.

     o    Your new Guaranteed Value is $100,000.

o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

     o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

     o Your total Contract Value is $106,594.48. o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

     o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.

     o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.

     o    Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

     o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

     o Your total Contract Value is $106,594.48. o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.

     o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.

     o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.

     o    Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

|X|  Example 1a: If the GMWB is elected at issue:

     Your initial GWB is $100,000, which is your initial Premium payment.

     Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

|X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

     Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X| Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

     Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

     - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is set equal to your GWB at the time of election.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

     If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

|X| If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

|X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

|X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

     Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

     Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

|X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

     Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

     Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined. If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

     - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

     - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

     Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

     Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

     Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

     Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced. In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000
          - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date. Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000). Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement. - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) =
          $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date. - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA. - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1
          - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

     - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
          $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250), If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

     - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

          o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

          o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

          o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

|X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

     If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     - Even if your endorsement allows the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

|X|  Notes:

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

     If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

     If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

     - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will restart since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

     If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

     - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

|X|  Notes:

     As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

     - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

     - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

     This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

     - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

     If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

|X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

     Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
     2) 5% of your new GWB ($107,000*0.05 = $5,350).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     Your bonus base is not recalculated upon the application of the bonus to your GWB.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

     If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

|X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000: Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

|X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

     You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

     The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

|X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

|X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

     If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     If your endorsement has a for Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

     Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

     If  your  endorsement  contains  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base remains unchanged at the time of continuation.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED  WITHDRAWAL  BALANCE  ADJUSTMENT,
YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

|X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

|X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

|X|  Notes:

     The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

     Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

     No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

     If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

     If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX F. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX F. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

|X| Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

     Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

     The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

     Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

     Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

     Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

     Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

|X| Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

     The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

     Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

     Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

     Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

     Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

|X| Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

     The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

     Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

     Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000
     - $68,300 = $31,700).

     Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

     Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 *
     0.05 = $3,415).

|X|  Notes:

     If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

     The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

     Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

     No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

                              LIFEGUARD SELECT GMWB
                     AND LIFEGUARD SELECT WITH JOINT OPTION
                                      GMWB
                         TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.   The GMWB Fixed Account Contract Value; or

     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.   Separate Account Contract Value + Fixed Account Contract Value; or

     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                                               Contract Monthly Anniversary

                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36     2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16     2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96     1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77     1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59     1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41     1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25     1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09     1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94     0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81     0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69     0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58     0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48     0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08     0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                         LIFEGUARD SELECT WITH JOINT OPTION
                                            Transfer of Assets Provision
                                                  Annuity Factors


Age*                                            Contract Monthly Anniversary
               1         2        3        4        5       6         7        8        9       10       11       12
      ---------------------------------------------------------------------------------------------------------------
65         15.26     15.24    15.23    15.21    15.19   15.17     15.16    15.14    15.12    15.10    15.09    15.07
66         15.05     15.03    15.01    14.99    14.97   14.95     14.94    14.92    14.90    14.88    14.86    14.84
67         14.82     14.81    14.79    14.78    14.77   14.75     14.74    14.73    14.71    14.70    14.69    14.67
68         14.66     14.64    14.63    14.61    14.59   14.58     14.56    14.54    14.53    14.51    14.49    14.48
69         14.46     14.44    14.43    14.41    14.39   14.38     14.36    14.34    14.33    14.31    14.29    14.28
70         14.26     14.24    14.22    14.20    14.18   14.16     14.14    14.12    14.10    14.08    14.06    14.04
71         14.02     14.00    13.98    13.96    13.93   13.91     13.89    13.87    13.85    13.83    13.80    13.78
72         13.76     13.74    13.72    13.70    13.67   13.65     13.63    13.61    13.59    13.57    13.54    13.52
73         13.50     13.48    13.46    13.43    13.41   13.39     13.37    13.34    13.32    13.30    13.28    13.25
74         13.23     13.20    13.18    13.15    13.13   13.10     13.08    13.05    13.02    13.00    12.97    12.95
75         12.92     12.88    12.84    12.81    12.77   12.73     12.69    12.65    12.61    12.58    12.54    12.50
76         12.46     12.42    12.38    12.34    12.30   12.26     12.22    12.17    12.13    12.09    12.05    12.01
77         11.97     11.93    11.89    11.86    11.82   11.78     11.74    11.70    11.66    11.63    11.59    11.55
78         11.51     11.47    11.43    11.39    11.35   11.31     11.28    11.24    11.20    11.16    11.12    11.08
79         11.04     11.00    10.96    10.93    10.89   10.85     10.81    10.77    10.73    10.70    10.66    10.62
80         10.58     10.54    10.50    10.46    10.42   10.38     10.35    10.31    10.27    10.23    10.19    10.15
81         10.11     10.07    10.04    10.00     9.96    9.93      9.89     9.85     9.82     9.78     9.74     9.71
82          9.67      9.63     9.60     9.56     9.52    9.49      9.45     9.41     9.38     9.34     9.30     9.27
83          9.23      9.19     9.16     9.12     9.08    9.05      9.01     8.97     8.94     8.90     8.86     8.83
84          8.79      8.76     8.72     8.69     8.65    8.62      8.59     8.55     8.52     8.48     8.45     8.41
85          8.38      8.35     8.31     8.28     8.24    8.21      8.18     8.14     8.11     8.07     8.04     8.00
86          7.97      7.94     7.90     7.87     7.84    7.80      7.77     7.74     7.70     7.67     7.64     7.60
87          7.57      7.54     7.51     7.48     7.44    7.41      7.38     7.35     7.32     7.29     7.25     7.22
88          7.19      7.16     7.13     7.10     7.07    7.04      7.01     6.98     6.95     6.92     6.89     6.86
89          6.83      6.80     6.77     6.74     6.71    6.68      6.66     6.63     6.60     6.57     6.54     6.51
90          6.48      6.45     6.43     6.40     6.37    6.34      6.32     6.29     6.26     6.23     6.21     6.18
91          6.15      6.12     6.10     6.07     6.04    6.01      5.99     5.96     5.93     5.90     5.88     5.85
92          5.82      5.80     5.77     5.75     5.72    5.70      5.67     5.65     5.62     5.60     5.57     5.55
93          5.52      5.50     5.47     5.45     5.42    5.40      5.37     5.35     5.32     5.30     5.27     5.25
94          5.22      5.20     5.17     5.15     5.12    5.10      5.08     5.05     5.03     5.00     4.98     4.95
95          4.93      4.91     4.88     4.86     4.84    4.81      4.79     4.77     4.74     4.72     4.70     4.67
96          4.65      4.63     4.60     4.58     4.56    4.53      4.51     4.49     4.46     4.44     4.42     4.39
97          4.37      4.35     4.33     4.30     4.28    4.26      4.24     4.21     4.19     4.17     4.15     4.12
98          4.10      4.08     4.05     4.03     4.01    3.98      3.96     3.94     3.91     3.89     3.87     3.84
99          3.82      3.80     3.78     3.75     3.73    3.71      3.69     3.66     3.64     3.62     3.60     3.57
100         3.55      3.53     3.51     3.48     3.46    3.44      3.42     3.39     3.37     3.35     3.33     3.30
101         3.28      3.26     3.24     3.21     3.19    3.17      3.15     3.12     3.10     3.08     3.06     3.03
102         3.01      2.99     2.97     2.94     2.92    2.90      2.88     2.85     2.83     2.81     2.79     2.76
103         2.74      2.72     2.70     2.68     2.65    2.63      2.61     2.59     2.57     2.55     2.52     2.50
104         2.48      2.46     2.44     2.42     2.40    2.38      2.36     2.33     2.31     2.29     2.27     2.25
105         2.23      2.21     2.19     2.17     2.15    2.13      2.11     2.08     2.06     2.04     2.02     2.00
106         1.98      1.96     1.94     1.92     1.90    1.88      1.86     1.84     1.82     1.80     1.78     1.76
107         1.74      1.72     1.70     1.68     1.66    1.64      1.63     1.61     1.59     1.57     1.55     1.53
108         1.51      1.49     1.48     1.46     1.44    1.42      1.41     1.39     1.37     1.35     1.34     1.32
109         1.30      1.28     1.27     1.25     1.23    1.21      1.20     1.18     1.16     1.14     1.13     1.11
110         1.09      1.08     1.07     1.06     1.04    1.03      1.02     1.01     1.00     0.99     0.97     0.96
111         0.95      0.94     0.93     0.92     0.90    0.89      0.88     0.87     0.86     0.85     0.83     0.82
112         0.81      0.80     0.79     0.78     0.77    0.76      0.75     0.74     0.73     0.72     0.71     0.70
113         0.69      0.68     0.67     0.66     0.65    0.64      0.64     0.63     0.62     0.61     0.60     0.59
114         0.58      0.57     0.56     0.55     0.54    0.53      0.53     0.52     0.51     0.50     0.49     0.48
115         0.47      0.43     0.39     0.35     0.31    0.27      0.24     0.20     0.16     0.12     0.08     0.04
      ---------------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------------------

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX G

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------------------- ----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                             PREVIOUSLY OFFERED FUNDS

------------------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------------------- ----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund                    JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------------------- ----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund                  JNL/Lazard Small Cap Equity Fund

------------------------------------------------------------------- ----------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutiona Alt 50 Fund; and
JNL Institutional Alt 65 Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.25%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $13.12          $15.63          $11.60         $10.27           N/A
    End of period                          $8.33           $13.12          $15.63         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     10,383          15,488          16,689          3,089           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.10          $14.95         $13.68          $12.20
    End of period                          $11.45          $19.62          $18.10         $14.95          $13.68
  Accumulation units outstanding
  at the end of period                     27,790          36,038          41,161         33,537          25,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.68          $11.90         $11.24          $10.37
    End of period                          $8.92           $14.49          $12.68         $11.90          $11.24
  Accumulation units outstanding
  at the end of period                     15,831          23,332          6,599           5,009          4,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.51          $12.83         $11.99          $11.35
    End of period                          $9.50           $15.96          $14.51         $12.83          $11.99
  Accumulation units outstanding
  at the end of period                     36,719          42,695          46,262         30,251          24,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.21          $11.16         $10.27          $9.24
    End of period                          $9.22           $13.02          $12.21         $11.16          $10.27
  Accumulation units outstanding
  at the end of period                     8,893           17,060          14,453         12,596          4,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                    $31.60          $26.52          $23.70         $23.55          $21.71
    End of period                          $17.95          $31.60          $26.52         $23.70          $23.55
  Accumulation units outstanding
  at the end of period                     1,536           1,258           1,548            126             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      105             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $30.66          $28.29          $27.39         $26.50          $25.25
    End of period                          $17.90          $30.66          $28.29         $27.39          $26.50
  Accumulation units outstanding
  at the end of period                     24,680          10,138          8,045           1,046           187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.73          $10.00           N/A             N/A            N/A
    End of period                          $6.62           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,706          25,618           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.72          $10.02           N/A             N/A            N/A
    End of period                          $6.60           $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,380           2,425            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                    $19.58          $19.71          $17.77         $17.40          $15.74
    End of period                          $11.79          $19.58          $19.71         $17.77          $17.40
  Accumulation units outstanding
  at the end of period                     3,062           3,525           2,708           2,701          1,574

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.80          $20.06         $19.82          $16.65
    End of period                          $16.05          $26.34          $23.80         $20.06          $19.82
  Accumulation units outstanding
  at the end of period                     7,624           2,585           1,782            318           3,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97           $10.00           N/A             N/A            N/A
    End of period                          $6.29           $9.97            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    175,333         217,216           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94           $9.99            N/A             N/A            N/A
    End of period                          $5.83           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,079            659             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.89          $10.00           N/A            N/A
    End of period                          $7.60           $10.95          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,654          80,457          59,959           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.07           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,686          93,960           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $11.79          $12.72          $10.94          $9.94           N/A
    End of period                          $7.78           $11.79          $12.72         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     15,653          14,327          15,612          3,633           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.80          $19.16         $18.90          $17.70
    End of period                          $19.60          $20.93          $19.80         $19.16          $18.90
  Accumulation units outstanding
  at the end of period                     94,548         109,356         113,084         55,042          26,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.91          $11.30         $10.12           N/A
    End of period                          $8.27           $13.11          $12.91         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     17,408          24,980          14,961          6,874           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.22          $10.00           N/A            N/A
    End of period                          $9.83           $10.58          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,925           4,195           1,094            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.14          $12.38         $10.57          $9.25
    End of period                          $9.78           $17.84          $16.14         $12.38          $10.57
  Accumulation units outstanding
  at the end of period                     37,975          46,303          46,946         16,155          10,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $26.37          $24.73          $22.35         $21.31          $18.27
    End of period                          $14.47          $26.37          $24.73         $22.35          $21.31
  Accumulation units outstanding
  at the end of period                     1,527           3,963            584             707            322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.30          $15.98         $15.81          $15.20
    End of period                          $18.01          $17.12          $16.30         $15.98          $15.81
  Accumulation units outstanding
  at the end of period                     93,815          91,625          97,956         75,386          45,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $14.19          $10.90          $10.00           N/A            N/A
    End of period                          $7.00           $14.19          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,058          35,655          19,338           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.37          $21.18          $18.72         $17.42          $15.05
    End of period                          $12.28          $20.37          $21.18         $18.72          $17.42
  Accumulation units outstanding
  at the end of period                     46,021          55,249          50,025         47,310          37,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $16.22          $17.63          $15.28         $14.79          $13.25
    End of period                          $9.84           $16.22          $17.63         $15.28          $14.79
  Accumulation units outstanding
  at the end of period                     33,188          34,114          47,086         36,594          32,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.87          $11.61         $12.11          $10.45
    End of period                          $7.90           $12.35          $12.87         $11.61          $12.11
  Accumulation units outstanding
  at the end of period                     40,536          48,775          48,674         28,352          16,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.49          $11.23         $11.16          $10.80
    End of period                          $12.37          $12.08          $11.49         $11.23          $11.16
  Accumulation units outstanding
  at the end of period                     37,388          44,226          24,216          9,571          4,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                    $6.36           $6.17           $4.59           $4.60          $4.02
    End of period                          $3.79           $6.36           $6.17           $4.59          $4.60
  Accumulation units outstanding
  at the end of period                     7,094           41,253          9,372           1,161            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.81          $11.89          $10.61         $11.01          $10.05
    End of period                          $7.34           $10.81          $11.89         $10.61          $11.01
  Accumulation units outstanding
  at the end of period                      627             627             624             489             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.57          $9.05           $9.71          $9.38
    End of period                          $6.15           $11.55          $11.57          $9.05          $9.71
  Accumulation units outstanding
  at the end of period                     59,284          63,404          66,063         52,170          12,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.53          $11.85          $10.00           N/A            N/A
    End of period                          $5.27           $10.53          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    156,145         157,736         115,564           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                    $10.22          $9.97           $8.64           $8.39          $7.53
    End of period                          $6.28           $10.22          $9.97           $8.64          $8.39
  Accumulation units outstanding
  at the end of period                     4,117           2,357           2,227           4,223          2,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $12.29          $15.06          $12.85         $12.26          $11.24
    End of period                          $5.99           $12.29          $15.06         $12.85          $12.26
  Accumulation units outstanding
  at the end of period                     16,361          7,353           8,704           6,377            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $19.69          $17.94          $12.96         $11.91          $9.79
    End of period                          $10.01          $19.69          $17.94         $12.96          $11.91
  Accumulation units outstanding
  at the end of period                     43,707          85,627          73,513         29,779          12,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.15          $11.58         $10.90          $11.00
    End of period                          $9.79           $12.91          $12.15         $11.58          $10.90
  Accumulation units outstanding
  at the end of period                     9,811           7,070           1,721           4,886            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.07           N/A             N/A            N/A
    End of period                          $6.87           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,314          25,031           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.67          $18.96          $15.29         $13.66          $11.99
    End of period                          $11.65          $20.67          $18.96         $15.29          $13.66
  Accumulation units outstanding
  at the end of period                     18,166          18,832          21,649         16,716          3,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.02          $14.00          $11.93         $10.91          $9.71
    End of period                          $7.96           $14.02          $14.00         $11.93          $10.91
  Accumulation units outstanding
  at the end of period                    983,805        1,198,239       1,040,032        389,780         44,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $12.05          $10.74          $10.00           N/A            N/A
    End of period                          $6.42           $12.05          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,888         132,319          64,430           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $12.89          $10.96          $10.59         $10.84          $10.00
    End of period                          $7.44           $12.89          $10.96         $10.59          $10.84
  Accumulation units outstanding
  at the end of period                     37,609          44,120          44,336         10,737          5,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.01           N/A             N/A            N/A
    End of period                          $6.18           $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,528          4,959            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $37.87          $28.35          $23.76         $17.59          $14.29
    End of period                          $23.24          $37.87          $28.35         $23.76          $17.59
  Accumulation units outstanding
  at the end of period                     15,063          25,516          28,379          8,322          1,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.64          $14.12          $13.66         $10.07          $8.59
    End of period                          $7.28           $14.64          $14.12         $13.66          $10.07
  Accumulation units outstanding
  at the end of period                     35,348          41,588          43,193         37,311          11,847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.22          $10.15           N/A            N/A
    End of period                          $7.21           $10.85          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              193              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.43          $15.48          $14.29         $12.92          $11.60
    End of period                          $10.12          $16.43          $15.48         $14.29          $12.92
  Accumulation units outstanding
  at the end of period                     13,993          20,376          20,873         17,054          5,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.37          $10.88         $10.56          $9.78
    End of period                          $7.89           $12.81          $12.37         $10.88          $10.56
  Accumulation units outstanding
  at the end of period                     37,721          38,421          31,421         23,176          9,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.06           N/A             N/A            N/A
    End of period                          $6.10           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,735           3,996            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.16          $21.67          $20.04         $18.63          $16.19
    End of period                          $11.34          $19.16          $21.67         $20.04          $18.63
  Accumulation units outstanding
  at the end of period                     22,003          23,742          24,169         14,722          6,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.82          $13.63         $13.24          $11.66
    End of period                          $9.82           $15.29          $15.82         $13.63          $13.24
  Accumulation units outstanding
  at the end of period                     12,869          12,850          14,182         10,333          7,009

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $7.15           $6.32           $5.86           $5.79          $5.40
    End of period                          $4.00           $7.15           $6.32           $5.86          $5.79
  Accumulation units outstanding
  at the end of period                     2,435           22,784          2,418            945             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $18.02          $15.27          $15.68         $11.44          $10.00
    End of period                          $9.35           $18.02          $15.27         $15.68          $11.44
  Accumulation units outstanding
  at the end of period                    122,801         142,880         208,250         121,033         13,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.31          $12.02         $11.08          $10.05
    End of period                          $8.23           $14.56          $13.31         $12.02          $11.08
  Accumulation units outstanding
  at the end of period                    134,767         170,212         168,278         42,541            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.79          $12.81         $11.40          $10.08
    End of period                          $9.07           $15.53          $14.79         $12.81          $11.40
  Accumulation units outstanding
  at the end of period                     16,272          21,697          19,018         15,156          10,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.96          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,054           980             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.57          $14.26         $14.11          $13.60
    End of period                          $15.44          $15.58          $14.57         $14.26          $14.11
  Accumulation units outstanding
  at the end of period                    223,372         245,833         248,833         180,551        106,789

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $22.64          $24.72          $22.00         $20.49          $18.46
    End of period                          $13.30          $22.64          $24.72         $22.00          $20.49
  Accumulation units outstanding
  at the end of period                       10             125             158             521            525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.49          $13.27         $13.22          $12.84
    End of period                          $9.68           $14.15          $14.49         $13.27          $13.22
  Accumulation units outstanding
  at the end of period                     21,789          23,544          25,179          7,745          1,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                    $21.68          $23.26          $20.84         $20.12          $18.33
    End of period                          $11.30          $21.68          $23.26         $20.84          $20.12
  Accumulation units outstanding
  at the end of period                     1,560           2,688            480             348            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,894            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.88          $15.66           N/A             N/A            N/A
    End of period                          $10.14          $16.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,373          16,116           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $10.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,257            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $16.75          $15.61           N/A             N/A            N/A
    End of period                          $10.69          $16.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,975          9,884            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.64          $11.90           N/A             N/A            N/A
    End of period                          $9.83           $12.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,474          49,947           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.91          $14.83           N/A             N/A            N/A
    End of period                          $11.39          $15.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,777          52,460           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $28.95          $27.27          $24.30         $23.36          $21.64
    End of period                          $22.67          $28.95          $27.27         $24.30          $23.36
  Accumulation units outstanding
  at the end of period                     32,021          29,555          21,378          7,027          7,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.00          $12.59         $12.41          $12.44
    End of period                          $13.57          $13.44          $13.00         $12.59          $12.41
  Accumulation units outstanding
  at the end of period                    179,886         182,928          4,041           2,346          1,540

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                    $22.42          $21.05          $17.62         $16.50          $14.36
    End of period                          $14.76          $22.42          $21.05         $17.62          $16.50
  Accumulation units outstanding
  at the end of period                     28,786          17,568          11,858          5,458          4,737

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $33.47          $30.78          $27.41         $26.16          $23.22
    End of period                          $18.89          $33.47          $30.78         $27.41          $26.16
  Accumulation units outstanding
  at the end of period                     26,693          26,075          18,141          6,887          3,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $46.72          $40.37          $38.27         $33.96          $30.25
    End of period                          $27.39          $46.72          $40.37         $38.27          $33.96
  Accumulation units outstanding
  at the end of period                     24,210          22,261          20,344          5,775          4,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.47          $16.54          $13.96         $13.31          $11.90
    End of period                          $9.69           $16.47          $16.54         $13.96          $13.31
  Accumulation units outstanding
  at the end of period                     53,054          66,178          14,169          7,778          1,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.16%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.49          $12.20         $11.19           N/A
    End of period                          $8.82           $15.41          $14.49         $12.20           N/A
  Accumulation units outstanding
  at the end of period                      746             790             842            1,020           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.49          $10.99         $10.37           N/A
    End of period                          $7.78           $12.88          $11.49         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.15          $11.85         $11.29           N/A
    End of period                          $8.28           $14.18          $13.15         $11.85           N/A
  Accumulation units outstanding
  at the end of period                      657             696             767             870            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.25          $10.73           N/A             N/A            N/A
    End of period                          $7.81           $11.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,975           2,610            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49          $12.07           N/A             N/A            N/A
    End of period                          $6.37           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,456           2,163            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.75          $10.32           N/A            N/A
    End of period                          $7.22           $10.61          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                    $16.44          $15.86          $15.63         $15.74           N/A
    End of period                          $15.10          $16.44          $15.86         $15.63           N/A
  Accumulation units outstanding
  at the end of period                      613             649             641             665            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.63          $10.66          $9.90           N/A
    End of period                          $7.95           $14.78          $13.63         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     1,525           1,614           1,690             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.80          $18.24         $16.78           N/A
    End of period                          $11.15          $20.71          $19.80         $18.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.05          $13.04         $13.31           N/A
    End of period                          $13.88          $13.45          $13.05         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     1,499           1,588           1,557           1,594           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.74          $12.12           N/A             N/A            N/A
    End of period                          $6.65           $13.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,175           1,065            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(880)

  Accumulation unit value:
    Beginning of period                    $16.88          $17.89          $16.12         $16.12           N/A
    End of period                          $9.98           $16.88          $17.89         $16.12           N/A
  Accumulation units outstanding
  at the end of period                      776             822             907            1,027           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(880)

  Accumulation unit value:
    Beginning of period                    $13.44          $14.89          $13.16         $13.55           N/A
    End of period                          $8.00           $13.44          $14.89         $13.16           N/A
  Accumulation units outstanding
  at the end of period                      616             652             678             785            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                    $9.19           $10.30          $9.37           $9.43           N/A
    End of period                          $6.12           $9.19           $10.30          $9.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.64          $10.73           N/A            N/A
    End of period                          $4.98           $10.14          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,497           2,645           2,768            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.55          $11.45         $10.73          $9.39
    End of period                          $8.35           $16.74          $15.55         $11.45          $10.73
  Accumulation units outstanding
  at the end of period                      317             336             351              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.53          $10.23         $10.09           N/A
    End of period                          $8.16           $10.97          $10.53         $10.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $18.44          $17.25          $14.17         $12.91          $11.27
    End of period                          $10.20          $18.44          $17.25         $14.17          $12.91
  Accumulation units outstanding
  at the end of period                      573             607             635              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.41          $11.65         $10.99           N/A
    End of period                          $7.34           $13.18          $13.41         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     2,134           2,216             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.50          $10.35          $9.11           N/A
    End of period                          $6.86           $12.11          $10.50         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     1,139           1,198             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                    $32.19          $24.56          $20.98         $21.54           N/A
    End of period                          $19.38          $32.19          $24.56         $20.98           N/A
  Accumulation units outstanding
  at the end of period                      624             661             692              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $16.93          $14.63          $15.31         $12.87           N/A
    End of period                          $8.62           $16.93          $14.63         $15.31           N/A
  Accumulation units outstanding
  at the end of period                      666             706             739              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.75          $11.74         $10.36           N/A
    End of period                          $7.59           $13.69          $12.75         $11.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.31          $12.28         $12.52           N/A
    End of period                          $12.56          $12.91          $12.31         $12.28           N/A
  Accumulation units outstanding
  at the end of period                     2,386           2,527           2,476           2,538           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.79          $10.32         $10.33           N/A
    End of period                          $9.28           $11.11          $10.79         $10.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.38          $10.64         $10.64           N/A
    End of period                          $9.07           $11.88          $11.38         $10.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A



QUESTIONS: If you have any questions about your Contract, you may contact us at:
-----------------------------------------------------------


ANNUITY SERVICE CENTER:                                     1 (800) 873-5654 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 30314, Lansing, Michigan 48909-7814

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951

INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                             1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 6, 2009



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314 Lansing, Michigan 48909-7814 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-873-5654.





                                TABLE OF CONTENTS

                                                                         PAGE

General Information and History                                             2

Services                                                                    5

Purchase of Securities Being Offered                                        10

Underwriters                                                                10

Calculation of Performance                                                  10

Additional Tax Information                                                  12

Annuity Provisions                                                          22

Net Investment Factor                                                       23

Condensed Financial Information                                             24

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

--------------------------------------------------------------------------------

 TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

--------------------------------------------------------------------------------


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $301,515,282 in 2006, $372,712,685 in 2007 and $268,369,066
in 2008.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,551,025 in 2006, $1,086,313 in 2007 and $233,549
in 2008.


JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the
Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Perspective II Contract offers 95Investment Divisions, the Fifth Third Perspective Contract offers 88 Investment Divisions and both Contracts offer at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457


     Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------ -----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                PREVIOUSLY OFFERED FUNDS

------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------ -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund       JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------ -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund     JNL/Lazard Small Cap Equity Fund

------------------------------------------------------ -----------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $13.03          $15.56          $11.58         $10.00           N/A
    End of period                          $8.25           $13.03          $15.56         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     1,541            170             152             347            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.58          $14.56         $13.35          $11.93
    End of period                          $11.06          $19.01          $17.58         $14.56          $13.35
  Accumulation units outstanding
  at the end of period                     4,031           5,297           8,745           5,393          1,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.52          $11.78         $11.15          $10.53
    End of period                          $8.76           $14.27          $12.52         $11.78          $11.15
  Accumulation units outstanding
  at the end of period                     17,070          14,818           457             343             72

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.33          $12.70         $11.89          $11.28
    End of period                          $9.33           $15.72          $14.33         $12.70          $11.89
  Accumulation units outstanding
  at the end of period                     4,001           3,069           7,245           4,674          1,337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.01          $11.00         $10.15          $9.40
    End of period                          $9.02           $12.77          $12.01         $11.00          $10.15
  Accumulation units outstanding
  at the end of period                     30,311          24,747          21,978         20,834          16,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $30.62          $25.76          $23.08         $22.99          $10.23
    End of period                          $17.35          $30.62          $25.76         $23.08          $22.99
  Accumulation units outstanding
  at the end of period                       26              12              13              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $29.71          $27.48          $26.67         $25.86          $24.69
    End of period                          $17.30          $29.71          $27.48         $26.67          $25.86
  Accumulation units outstanding
  at the end of period                     1,234           1,197           1,213             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $9.98            N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,103            704             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.70          $10.02           N/A             N/A            N/A
    End of period                          $6.57           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,125           1,045            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.04          $19.21          $17.36         $17.05          $16.01
    End of period                          $11.43          $19.04          $19.21         $17.36          $17.05
  Accumulation units outstanding
  at the end of period                       32              85              58              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.61          $23.19          $19.60         $19.41          $17.32
    End of period                          $15.57          $25.61          $23.19         $19.60          $19.41
  Accumulation units outstanding
  at the end of period                     3,027           2,515             20              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.00           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,488          79,909           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.00           N/A            N/A
    End of period                          $7.55           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,829           6,867           5,102            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1053)

  Accumulation unit value:
    Beginning of period                    $11.71          $12.66          $10.00           N/A            N/A
    End of period                          $7.71           $11.71          $12.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,156           1,123            370             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1053)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $20.28          $19.24          $18.65         $18.45          $17.31
    End of period                          $18.94          $20.28          $19.24         $18.65          $18.45
  Accumulation units outstanding
  at the end of period                     12,363          13,715          9,851           5,697          1,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.86          $11.28         $10.00           N/A
    End of period                          $8.20           $13.02          $12.86         $11.28           N/A
  Accumulation units outstanding
  at the end of period                      931             889              36              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.21          $10.00           N/A            N/A
    End of period                          $9.76           $10.54          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.41          $15.79          $12.14         $10.39          $9.10
    End of period                          $9.52           $17.41          $15.79         $12.14          $10.39
  Accumulation units outstanding
  at the end of period                     7,272           6,333           1,449            258             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $25.55          $24.02          $21.76         $20.81          $18.45
    End of period                          $13.98          $25.55          $24.02         $21.76          $20.81
  Accumulation units outstanding
  at the end of period                     10,108          9,488           7,444           7,484          5,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.59          $15.83          $15.56         $15.43          $14.86
    End of period                          $17.41          $16.59          $15.83         $15.56          $15.43
  Accumulation units outstanding
  at the end of period                     8,391           10,220          17,947         10,699          3,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.13          $10.88          $9.99            N/A            N/A
    End of period                          $6.95           $14.13          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,956           2,492            181             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.88          $20.72          $18.36         $17.13          $14.82
    End of period                          $11.95          $19.88          $20.72         $18.36          $17.13
  Accumulation units outstanding
  at the end of period                     4,998           6,019           8,783           5,870          1,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.83          $17.24          $14.98         $14.53          $13.04
    End of period                          $9.58           $15.83          $17.24         $14.98          $14.53
  Accumulation units outstanding
  at the end of period                     1,389           3,017           6,095           4,184          1,122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.63          $11.42         $11.94          $10.32
    End of period                          $7.71           $12.09          $12.63         $11.42          $11.94
  Accumulation units outstanding
  at the end of period                     5,041           6,253           6,421           6,848          3,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.35          $11.12         $11.08          $10.74
    End of period                          $12.16          $11.90          $11.35         $11.12          $11.08
  Accumulation units outstanding
  at the end of period                     2,141           2,555           2,517           1,382          1,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.22           $6.06           $4.52           $4.54          $4.13
    End of period                          $3.70           $6.22           $6.06           $4.52          $4.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.59          $11.67          $10.44         $10.86          $10.01
    End of period                          $7.17           $10.59          $11.67         $10.44          $10.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.36          $8.90           $9.58          $9.26
    End of period                          $6.01           $11.30          $11.36          $8.90          $9.58
  Accumulation units outstanding
  at the end of period                     10,441          12,065          15,349          8,958          5,056

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.48          $11.82          $10.00           N/A            N/A
    End of period                          $5.23           $10.48          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,669          40,320          25,902           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.00          $9.78           $8.50           $8.28          $7.64
    End of period                          $6.13           $10.00          $9.78           $8.50          $8.28
  Accumulation units outstanding
  at the end of period                     6,597            585             590              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.03          $14.78          $12.64         $12.09          $10.82
    End of period                          $5.85           $12.03          $14.78         $12.64          $12.09
  Accumulation units outstanding
  at the end of period                       -              831             831              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.61          $12.76         $11.75          $9.67
    End of period                          $9.77           $19.27          $17.61         $12.76          $11.75
  Accumulation units outstanding
  at the end of period                     6,900           8,464           8,654           7,142          3,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.93          $11.39         $10.75          $11.01
    End of period                          $9.56           $12.64          $11.93         $11.39          $10.75
  Accumulation units outstanding
  at the end of period                       84              84              43              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.73          $15.14         $13.56          $11.92
    End of period                          $11.45          $20.36          $18.73         $15.14          $13.56
  Accumulation units outstanding
  at the end of period                     6,371           3,157           2,549             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.92          $11.89         $10.91          $9.91
    End of period                          $7.87           $13.91          $13.92         $11.89          $10.91
  Accumulation units outstanding
  at the end of period                    403,496         495,379         385,371         54,052            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $12.00          $10.73          $9.42            N/A            N/A
    End of period                          $6.37           $12.00          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,935          20,932          18,351           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $12.78          $10.90          $10.56         $10.83          $9.94
    End of period                          $7.37           $12.78          $10.90         $10.56          $10.83
  Accumulation units outstanding
  at the end of period                     3,339           1,741           1,689             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $37.08          $27.82          $23.38         $17.35          $14.56
    End of period                          $22.70          $37.08          $27.82         $23.38          $17.35
  Accumulation units outstanding
  at the end of period                     1,886           2,081           1,771             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.85          $13.44          $9.94          $8.48
    End of period                          $7.11           $14.33          $13.85         $13.44          $9.94
  Accumulation units outstanding
  at the end of period                     7,840           9,534           9,700           8,680          5,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.20          $9.90            N/A            N/A
    End of period                          $7.16           $10.81          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.29          $14.15         $12.83          $11.54
    End of period                          $9.95           $16.18          $15.29         $14.15          $12.83
  Accumulation units outstanding
  at the end of period                     5,145           2,938           2,845             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.22          $10.78         $10.48          $9.72
    End of period                          $7.76           $12.62          $12.22         $10.78          $10.48
  Accumulation units outstanding
  at the end of period                     6,599           6,223           3,864            287             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.76          $21.26          $19.72         $18.37          $16.00
    End of period                          $11.08          $18.76          $21.26         $19.72          $18.37
  Accumulation units outstanding
  at the end of period                     4,031           4,828           4,824           4,562          2,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.62          $13.50         $13.14          $11.59
    End of period                          $9.66           $15.06          $15.62         $13.50          $13.14
  Accumulation units outstanding
  at the end of period                     1,210           1,202           1,061             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $7.00           $6.21           $5.76           $5.71          $5.34
    End of period                          $3.90           $7.00           $6.21           $5.76          $5.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $17.87          $15.18          $15.63         $11.43          $10.00
    End of period                          $9.25           $17.87          $15.18         $15.63          $11.43
  Accumulation units outstanding
  at the end of period                     34,173          34,692          18,097          1,567            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.24          $11.98         $11.08          $9.76
    End of period                          $8.14           $14.44          $13.24         $11.98          $11.08
  Accumulation units outstanding
  at the end of period                     27,882          44,147          42,398         29,972            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.58          $12.66         $11.30          $10.01
    End of period                          $8.90           $15.27          $14.58         $12.66          $11.30
  Accumulation units outstanding
  at the end of period                     3,982           3,953            471             211             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.00           N/A             N/A            N/A
    End of period                          $10.37          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,418           4,081            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.25          $13.98         $13.87          $13.39
    End of period                          $15.03          $15.20          $14.25         $13.98          $13.87
  Accumulation units outstanding
  at the end of period                     60,298          64,838          60,207         31,361          34,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.94          $24.01          $21.43         $20.00          $18.13
    End of period                          $12.86          $21.94          $24.01         $21.43          $20.00
  Accumulation units outstanding
  at the end of period                      263             284             301             302             53

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.17          $13.02         $12.99          $12.61
    End of period                          $9.42           $13.81          $14.17         $13.02          $12.99
  Accumulation units outstanding
  at the end of period                     4,401           4,452           3,583            616            616

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.01          $22.60          $20.29         $19.64          $18.34
    End of period                          $10.92          $21.01          $22.60         $20.29          $19.64
  Accumulation units outstanding
  at the end of period                      695             567              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.20          $10.54         $10.00           N/A
    End of period                          $9.96           $11.72          $11.20         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $16.34          $15.27           N/A             N/A            N/A
    End of period                          $10.41          $16.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,727           5,770            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.81          $10.86         $10.00           N/A
    End of period                          $9.73           $12.54          $11.81         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     3,784           4,030             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $28.05          $26.49          $23.66         $22.81          $21.16
    End of period                          $21.91          $28.05          $26.49         $23.66          $22.81
  Accumulation units outstanding
  at the end of period                     3,670           3,787           3,537           1,407          1,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.62          $12.26         $12.12          $12.16
    End of period                          $13.11          $13.03          $12.62         $12.26          $12.12
  Accumulation units outstanding
  at the end of period                     24,201          20,243          4,493             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $22.12          $20.83          $17.48         $16.41          $14.93
    End of period                          $14.53          $22.12          $20.83         $17.48          $16.41
  Accumulation units outstanding
  at the end of period                     1,448           1,415             39              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $32.43          $29.90          $26.69         $25.54          $23.74
    End of period                          $18.26          $32.43          $29.90         $26.69          $25.54
  Accumulation units outstanding
  at the end of period                     3,345           3,218            355             309             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $45.27          $39.21          $37.27         $33.16          $29.58
    End of period                          $26.47          $45.27          $39.21         $37.27          $33.16
  Accumulation units outstanding
  at the end of period                     2,277           2,237           1,013             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.16          $16.27          $13.76         $13.16          $11.78
    End of period                          $9.48           $16.16          $16.27         $13.76          $13.16
  Accumulation units outstanding
  at the end of period                     12,318          9,999             72             280             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(844)

  Accumulation unit value:
    Beginning of period                    $13.01          $15.55          $11.58         $10.49           N/A
    End of period                          $8.24           $13.01          $15.55         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     1,413           1,263           1,495             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.89          $17.48          $14.48         $13.29          $11.87
    End of period                          $10.99          $18.89          $17.48         $14.48          $13.29
  Accumulation units outstanding
  at the end of period                     3,439           3,094           3,861           1,937           714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.49          $11.76         $11.13          $10.51
    End of period                          $8.73           $14.23          $12.49         $11.76          $11.13
  Accumulation units outstanding
  at the end of period                      805             896             802             807             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.29          $12.67         $11.87          $11.26
    End of period                          $9.30           $15.67          $14.29         $12.67          $11.87
  Accumulation units outstanding
  at the end of period                     1,936           1,751           2,701           2,824           957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.97          $10.97         $10.12          $9.38
    End of period                          $8.98           $12.72          $11.97         $10.97          $10.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $30.42          $25.61          $22.96         $22.88          $19.75
    End of period                          $17.23          $30.42          $25.61         $22.96          $22.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $29.52          $27.32          $26.53         $25.74          $22.90
    End of period                          $17.18          $29.52          $27.32         $26.53          $25.74
  Accumulation units outstanding
  at the end of period                      266             208             219              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $10.00           N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      247             247             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.93          $19.12          $17.28         $16.98          $15.95
    End of period                          $11.36          $18.93          $19.12         $17.28          $16.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.47          $23.08          $19.51         $19.33          $17.25
    End of period                          $15.47          $25.47          $23.08         $19.51          $19.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.04           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,934          41,162           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.03           N/A            N/A
    End of period                          $7.54           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,254          11,160          9,014            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00           N/A             N/A            N/A
    End of period                          $6.04           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,612           1,746            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.65          $10.92          $9.94           N/A
    End of period                          $7.70           $11.69          $12.65         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     2,429           2,025           1,570             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $20.15          $19.13          $18.55         $18.36          $17.23
    End of period                          $18.81          $20.15          $19.13         $18.55          $18.36
  Accumulation units outstanding
  at the end of period                     9,214           10,995          12,663          6,490           702

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.85          $11.27         $10.27           N/A
    End of period                          $8.18           $13.00          $12.85         $11.27           N/A
  Accumulation units outstanding
  at the end of period                      710             778              -              655            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.20          $10.00           N/A            N/A
    End of period                          $9.75           $10.53          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.33          $15.72          $12.09         $10.36          $9.08
    End of period                          $9.47           $17.33          $15.72         $12.09          $10.36
  Accumulation units outstanding
  at the end of period                     1,187           1,241           2,196           2,883            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $25.39          $23.88          $21.65         $20.71          $18.31
    End of period                          $13.89          $25.39          $23.88         $21.65          $20.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.74          $15.48         $15.36          $14.80
    End of period                          $17.29          $16.48          $15.74         $15.48          $15.36
  Accumulation units outstanding
  at the end of period                     4,229           4,946           6,718           5,696          1,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                    $14.12          $10.88          $8.62            N/A            N/A
    End of period                          $6.94           $14.12          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      843             939              96             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.78          $20.63          $18.28         $17.07          $14.77
    End of period                          $11.89          $19.78          $20.63         $18.28          $17.07
  Accumulation units outstanding
  at the end of period                     2,729           2,384           2,989           2,074           766

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.75          $17.17          $14.93         $14.49          $13.00
    End of period                          $9.53           $15.75          $17.17         $14.93          $14.49
  Accumulation units outstanding
  at the end of period                     1,487           1,238           2,109           1,506           508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.04          $12.58          $11.39         $11.91          $10.30
    End of period                          $7.68           $12.04          $12.58         $11.39          $11.91
  Accumulation units outstanding
  at the end of period                     4,909           4,942           4,964           2,420          1,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.32          $11.10         $11.06          $10.72
    End of period                          $12.12          $11.87          $11.32         $11.10          $11.06
  Accumulation units outstanding
  at the end of period                     1,098           1,285           1,162            478            400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.20           $6.03           $4.50           $4.53          $4.12
    End of period                          $3.68           $6.20           $6.03           $4.50          $4.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.54          $11.62          $10.41         $10.83          $9.98
    End of period                          $7.13           $10.54          $11.62         $10.41          $10.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.32          $8.87           $9.55          $9.24
    End of period                          $5.98           $11.26          $11.32          $8.87          $9.55
  Accumulation units outstanding
  at the end of period                     3,602           2,301           2,383           1,861          1,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $10.47          $11.82          $10.02           N/A            N/A
    End of period                          $5.22           $10.47          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,188           8,824           7,482            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.96           $9.75           $8.47           $8.25          $7.62
    End of period                          $6.10           $9.96           $9.75           $8.47          $8.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $14.72          $12.60         $12.06          $10.79
    End of period                          $5.82           $11.98          $14.72         $12.60          $12.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $19.19          $17.54          $12.71         $11.72          $9.65
    End of period                          $9.73           $19.19          $17.54         $12.71          $11.72
  Accumulation units outstanding
  at the end of period                     6,870           10,859          12,094          2,120          1,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.88          $11.36         $10.72          $10.99
    End of period                          $9.52           $12.59          $11.88         $11.36          $10.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.30          $18.68          $15.11         $13.54          $11.91
    End of period                          $11.41          $20.30          $18.68         $15.11          $13.54
  Accumulation units outstanding
  at the end of period                      729             765             702             568            510

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.90          $11.88         $10.91          $9.77
    End of period                          $7.86           $13.88          $13.90         $11.88          $10.91
  Accumulation units outstanding
  at the end of period                     87,222         119,325         132,989         83,362          4,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $11.99          $10.72          $9.75            N/A            N/A
    End of period                          $6.37           $11.99          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,079           1,089             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.76          $10.89          $10.56         $10.83          $9.90
    End of period                          $7.35           $12.76          $10.89         $10.56          $10.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.92          $27.72          $23.31         $17.30          $14.52
    End of period                          $22.59          $36.92          $27.72         $23.31          $17.30
  Accumulation units outstanding
  at the end of period                      225             222             194             21              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.80          $13.39          $9.91          $8.46
    End of period                          $7.08           $14.27          $13.80         $13.39          $9.91
  Accumulation units outstanding
  at the end of period                     6,375           5,759           5,491           3,101          1,561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.19          $9.47            N/A            N/A
    End of period                          $7.15           $10.80          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.25          $14.12         $12.81          $11.52
    End of period                          $9.92           $16.13          $15.25         $14.12          $12.81
  Accumulation units outstanding
  at the end of period                      930             938             895             843            785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.19          $10.76         $10.47          $9.71
    End of period                          $7.73           $12.59          $12.19         $10.76          $10.47
  Accumulation units outstanding
  at the end of period                     3,450           3,364           3,123           1,973          1,679

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.72            N/A             N/A             N/A            N/A
    End of period                          $6.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      893             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.68          $21.18          $19.65         $18.32          $15.96
    End of period                          $11.02          $18.68          $21.18         $19.65          $18.32
  Accumulation units outstanding
  at the end of period                     4,143           3,235           3,040           1,371           873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.58          $13.47         $13.12          $11.58
    End of period                          $9.62           $15.02          $15.58         $13.47          $13.12
  Accumulation units outstanding
  at the end of period                      939             947             903             850            789

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.97           $6.18           $5.74           $5.69          $5.33
    End of period                          $3.89           $6.97           $6.18           $5.74          $5.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.84          $15.17          $15.62         $11.43          $9.76
    End of period                          $9.23           $17.84          $15.17         $15.62          $11.43
  Accumulation units outstanding
  at the end of period                     27,108          28,598          34,468         33,665            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.22          $11.97         $11.08          $9.89
    End of period                          $8.12           $14.42          $13.22         $11.97          $11.08
  Accumulation units outstanding
  at the end of period                      784             815              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.22          $14.54          $12.63         $11.28          $9.99
    End of period                          $8.86           $15.22          $14.54         $12.63          $11.28
  Accumulation units outstanding
  at the end of period                      770             686             764             439            257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.27           N/A             N/A            N/A
    End of period                          $10.36          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,895           1,895            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.19          $13.93         $13.83          $13.35
    End of period                          $14.95          $15.12          $14.19         $13.93          $13.83
  Accumulation units outstanding
  at the end of period                     20,800          21,945          23,430         16,034          2,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                    $21.80          $23.87          $21.31         $19.90          $17.55
    End of period                          $12.77          $21.80          $23.87         $21.31          $19.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $14.11          $12.97         $12.95          $12.59
    End of period                          $9.37           $13.74          $14.11         $12.97          $12.95
  Accumulation units outstanding
  at the end of period                     1,514           1,906           2,049            199            199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.88          $22.47          $20.19         $19.54          $18.26
    End of period                          $10.85          $20.88          $22.47         $20.19          $19.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.72           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,858            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.52          $11.82           N/A             N/A            N/A
    End of period                          $9.71           $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,361          17,361           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.45          $14.45           N/A             N/A            N/A
    End of period                          $11.03          $15.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,720           5,118            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.87          $26.34          $23.53         $22.70          $21.07
    End of period                          $21.76          $27.87          $26.34         $23.53          $22.70
  Accumulation units outstanding
  at the end of period                      659             746             794              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.55          $12.20         $12.06          $12.11
    End of period                          $13.02          $12.94          $12.55         $12.20          $12.06
  Accumulation units outstanding
  at the end of period                     33,078          15,402           407              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $22.07          $20.78          $17.45         $16.39          $14.92
    End of period                          $14.48          $22.07          $20.78         $17.45          $16.39
  Accumulation units outstanding
  at the end of period                      872             870             885             617             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $32.23          $29.73          $26.55         $25.42          $23.63
    End of period                          $18.14          $32.23          $29.73         $26.55          $25.42
  Accumulation units outstanding
  at the end of period                     4,185           4,402           3,990           1,162           204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $44.99          $38.98          $37.07         $33.00          $29.44
    End of period                          $26.29          $44.99          $38.98         $37.07          $33.00
  Accumulation units outstanding
  at the end of period                     1,586           1,577           1,299            299             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.10          $16.21          $13.72         $13.13          $11.76
    End of period                          $9.44           $16.10          $16.21         $13.72          $13.13
  Accumulation units outstanding
  at the end of period                      566            1,156           1,206            709             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $13.00          $15.54          $11.58         $10.45           N/A
    End of period                          $8.22           $13.00          $15.54         $11.58           N/A
  Accumulation units outstanding
  at the end of period                      923             820              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.38          $14.41         $13.22          $11.82
    End of period                          $10.91          $18.77          $17.38         $14.41          $13.22
  Accumulation units outstanding
  at the end of period                     15,748          19,351          19,712         22,812          21,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.45          $11.73         $11.11          $10.50
    End of period                          $8.70           $14.18          $12.45         $11.73          $11.11
  Accumulation units outstanding
  at the end of period                     13,280          13,608          8,117          27,226          21,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.25          $12.65         $11.85          $11.25
    End of period                          $9.26           $15.62          $14.25         $12.65          $11.85
  Accumulation units outstanding
  at the end of period                     12,953          13,650          15,855         20,344          21,590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.93          $10.94         $10.10          $9.36
    End of period                          $8.95           $12.68          $11.93         $10.94          $10.10
  Accumulation units outstanding
  at the end of period                      426             426              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $30.23          $25.46          $22.83         $22.77          $10.23
    End of period                          $17.11          $30.23          $25.46         $22.83          $22.77
  Accumulation units outstanding
  at the end of period                       83              83              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.17          $26.39         $25.62          $24.47
    End of period                          $17.07          $29.33          $27.17         $26.39          $25.62
  Accumulation units outstanding
  at the end of period                     1,139            660             270             270            270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $12.99           N/A             N/A            N/A
    End of period                          $6.57           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,616           1,349            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.82          $19.02          $17.20         $16.91          $15.89
    End of period                          $11.29          $18.82          $19.02         $17.20          $16.91
  Accumulation units outstanding
  at the end of period                     2,053           2,001           1,985           1,953          1,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.96          $19.42         $19.25          $17.18
    End of period                          $15.38          $25.32          $22.96         $19.42          $19.25
  Accumulation units outstanding
  at the end of period                      946            1,267            196             196            550

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,864          90,698           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.86          $9.95            N/A            N/A
    End of period                          $7.53           $10.89          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,963          20,828          1,831            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00           N/A             N/A            N/A
    End of period                          $6.03           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,276           8,167            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.64          $10.91         $10.26           N/A
    End of period                          $7.69           $11.68          $12.64         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     1,156            446             702              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $20.02          $19.01          $18.46         $18.27          $17.15
    End of period                          $18.68          $20.02          $19.01         $18.46          $18.27
  Accumulation units outstanding
  at the end of period                     16,889          19,079          17,189         18,428          19,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.84          $11.27         $10.00           N/A
    End of period                          $8.17           $12.98          $12.84         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     3,059           6,179             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.20          $10.00           N/A            N/A
    End of period                          $9.74           $10.52          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.24          $15.65          $12.05         $10.32          $9.05
    End of period                          $9.42           $17.24          $15.65         $12.05          $10.32
  Accumulation units outstanding
  at the end of period                     8,693           11,295          15,650         17,479          18,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $25.23          $23.75          $21.53         $20.61          $18.29
    End of period                          $13.79          $25.23          $23.75         $21.53          $20.61
  Accumulation units outstanding
  at the end of period                      733            1,106            471             471            294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.38          $15.65          $15.40         $15.29          $14.73
    End of period                          $17.17          $16.38          $15.65         $15.40          $15.29
  Accumulation units outstanding
  at the end of period                     25,797          29,351          28,636         31,949          31,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.10          $10.87          $9.98            N/A            N/A
    End of period                          $6.93           $14.10          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,321           2,443             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.68          $20.54          $18.21         $17.01          $14.72
    End of period                          $11.82          $19.68          $20.54         $18.21          $17.01
  Accumulation units outstanding
  at the end of period                     21,586          21,846          24,105         28,627          31,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.67          $17.09          $14.87         $14.44          $12.96
    End of period                          $9.47           $15.67          $17.09         $14.87          $14.44
  Accumulation units outstanding
  at the end of period                     12,065          12,497          14,249         18,191          19,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.99          $12.54          $11.35         $11.88          $10.27
    End of period                          $7.64           $11.99          $12.54         $11.35          $11.88
  Accumulation units outstanding
  at the end of period                     49,565          55,971          62,381         60,686          54,441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.30          $11.07         $11.05          $10.71
    End of period                          $12.07          $11.83          $11.30         $11.07          $11.05
  Accumulation units outstanding
  at the end of period                     6,956           7,917           8,258           8,520          7,212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.17           $6.01           $4.49           $4.52          $4.11
    End of period                          $3.66           $6.17           $6.01           $4.49          $4.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.58          $10.37         $10.80          $9.96
    End of period                          $7.10           $10.50          $11.58         $10.37          $10.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.28          $8.84           $9.53          $9.22
    End of period                          $5.95           $11.21          $11.28          $8.84          $9.53
  Accumulation units outstanding
  at the end of period                     63,913          63,471          72,795         75,301          63,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.81          $10.00           N/A            N/A
    End of period                          $5.21           $10.46          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,831           4,956           2,863            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.71           $8.44           $8.23          $7.60
    End of period                          $6.07           $9.91           $9.71           $8.44          $8.23
  Accumulation units outstanding
  at the end of period                       -               -              282             282           2,213

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.93          $14.67          $12.56         $12.03          $10.76
    End of period                          $5.79           $11.93          $14.67         $12.56          $12.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -             461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $19.11          $17.48          $12.67         $11.69          $9.63
    End of period                          $9.68           $19.11          $17.48         $12.67          $11.69
  Accumulation units outstanding
  at the end of period                     42,765          45,450          53,979         58,013          56,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.84          $11.32         $10.69          $10.96
    End of period                          $9.47           $12.53          $11.84         $11.32          $10.69
  Accumulation units outstanding
  at the end of period                      869             865             730             674            674

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.63          $15.08         $13.52          $11.89
    End of period                          $11.37          $20.24          $18.63         $15.08          $13.52
  Accumulation units outstanding
  at the end of period                     2,884           2,897           2,858           3,016          2,855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.89          $11.88         $10.90          $9.92
    End of period                          $7.84           $13.86          $13.89         $11.88          $10.90
  Accumulation units outstanding
  at the end of period                     36,007          62,493          37,181         15,799            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.72          $10.13           N/A            N/A
    End of period                          $6.36           $11.98          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,435           2,569           2,555            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.74          $10.87          $10.55         $10.83          $10.12
    End of period                          $7.33           $12.74          $10.87         $10.55          $10.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.53           N/A             N/A             N/A            N/A
    End of period                          $6.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,375            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.76          $27.62          $23.23         $17.26          $14.48
    End of period                          $22.48          $36.76          $27.62         $23.23          $17.26
  Accumulation units outstanding
  at the end of period                      640             703             172              -             842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.75          $13.35          $9.88          $8.44
    End of period                          $7.04           $14.21          $13.75         $13.35          $9.88
  Accumulation units outstanding
  at the end of period                     55,073          59,165          63,761         64,992          67,735

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.19          $9.47            N/A            N/A
    End of period                          $7.14           $10.79          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.21          $14.09         $12.79          $11.51
    End of period                          $9.88           $16.09          $15.21         $14.09          $12.79
  Accumulation units outstanding
  at the end of period                     6,383           6,495           9,819          10,383          10,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.16          $10.73         $10.45          $9.70
    End of period                          $7.70           $12.55          $12.16         $10.73          $10.45
  Accumulation units outstanding
  at the end of period                     12,737          13,227          11,200         11,640          11,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.60          $21.11          $19.59         $18.27          $15.92
    End of period                          $10.97          $18.60          $21.11         $19.59          $18.27
  Accumulation units outstanding
  at the end of period                     29,386          31,180          37,555         36,457          34,592

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.54          $13.44         $13.11          $11.56
    End of period                          $9.59           $14.97          $15.54         $13.44          $13.11
  Accumulation units outstanding
  at the end of period                     1,968           1,981           2,106           2,128          3,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.95           $6.16           $5.73           $5.68          $5.31
    End of period                          $3.87           $6.95           $6.16           $5.73          $5.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $17.81          $15.15          $15.61         $11.43          $9.73
    End of period                          $9.21           $17.81          $15.15         $15.61          $11.43
  Accumulation units outstanding
  at the end of period                     6,652           14,280          19,852          3,232            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.21          $11.96         $11.07          $9.95
    End of period                          $8.10           $14.39          $13.21         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                     1,410           1,137           4,541             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.50          $12.60         $11.25          $9.98
    End of period                          $8.83           $15.17          $14.50         $12.60          $11.25
  Accumulation units outstanding
  at the end of period                     10,671          13,843          27,235         29,068          31,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.49           N/A             N/A             N/A            N/A
    End of period                          $10.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,825            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.13          $13.87         $13.78          $13.31
    End of period                          $14.87          $15.05          $14.13         $13.87          $13.78
  Accumulation units outstanding
  at the end of period                     59,647          63,370          64,498         74,133          74,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.66          $23.73          $21.20         $19.81          $17.96
    End of period                          $12.68          $21.66          $23.73         $21.20          $19.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.67          $14.05          $12.92         $12.91          $12.55
    End of period                          $9.32           $13.67          $14.05         $12.92          $12.91
  Accumulation units outstanding
  at the end of period                     10,940          11,437          6,715           5,958          10,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.74          $22.34          $20.08         $19.45          $18.17
    End of period                          $10.78          $20.74          $22.34         $20.08          $19.45
  Accumulation units outstanding
  at the end of period                      562             571             455             455            455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.17          $10.53         $10.00           N/A
    End of period                          $9.92           $11.69          $11.17         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     9,920             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $16.18          $15.14           N/A             N/A            N/A
    End of period                          $10.30          $16.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,601           3,588            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1111)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.79          $10.00           N/A            N/A
    End of period                          $9.69           $12.50          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,007           2,681             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.70          $26.18          $23.41         $22.59          $20.97
    End of period                          $21.61          $27.70          $26.18         $23.41          $22.59
  Accumulation units outstanding
  at the end of period                     6,168           5,233           15,444         19,959          19,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.47          $12.12         $11.99          $12.04
    End of period                          $12.93          $12.85          $12.47         $12.12          $11.99
  Accumulation units outstanding
  at the end of period                     63,173          75,280          9,245           9,245            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $22.01          $20.74          $17.43         $16.37          $14.90
    End of period                          $14.44          $22.01          $20.74         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                     7,246           6,541           2,928           4,224          4,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $32.02          $29.55          $26.41         $25.30          $23.53
    End of period                          $18.01          $32.02          $29.55         $26.41          $25.30
  Accumulation units outstanding
  at the end of period                     10,735          10,069          6,678           6,715          6,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $44.70          $38.76          $36.87         $32.84          $29.31
    End of period                          $26.11          $44.70          $38.76         $36.87          $32.84
  Accumulation units outstanding
  at the end of period                     2,845           3,156           3,028           3,127          3,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.04          $16.16          $13.68         $13.10          $11.74
    End of period                          $9.40           $16.04          $16.16         $13.68          $13.10
  Accumulation units outstanding
  at the end of period                     13,962          14,980          9,091           9,149          9,153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.605%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.76          $17.45           N/A             N/A            N/A
    End of period                          $10.90          $18.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      471             687             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $29.31          $27.12           N/A             N/A            N/A
    End of period                          $17.06          $29.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             357             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                    $25.31          $22.79           N/A             N/A            N/A
    End of period                          $15.37          $25.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      151             117             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1243)

  Accumulation unit value:
    Beginning of period                    $9.94           $10.03           N/A             N/A            N/A
    End of period                          $6.24           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      369             291             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1243)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.87           N/A             N/A            N/A
    End of period                          $7.53           $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      719            1,161            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.62           N/A             N/A            N/A
    End of period                          $7.68           $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              166             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.81           N/A             N/A            N/A
    End of period                          $8.16           $12.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      936            1,053            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.73           N/A             N/A            N/A
    End of period                          $9.41           $17.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      335             208             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.66          $17.06           N/A             N/A            N/A
    End of period                          $9.47           $15.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      574             551             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.46           N/A             N/A            N/A
    End of period                          $9.68           $19.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      297             183             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.69           N/A             N/A            N/A
    End of period                          $11.36          $20.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      212             142             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.04          $14.18           N/A             N/A            N/A
    End of period                          $14.86          $15.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      229             385             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.66          $14.05           N/A             N/A            N/A
    End of period                          $9.31           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              300             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $27.68          $26.12           N/A             N/A            N/A
    End of period                          $21.59          $27.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      133             135             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $22.00          $20.66           N/A             N/A            N/A
    End of period                          $14.43          $22.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             163             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $32.00          $29.52           N/A             N/A            N/A
    End of period                          $18.00          $32.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      364             374             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.03          $16.17           N/A             N/A            N/A
    End of period                          $9.39           $16.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       96              97             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1008)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $12.09           N/A            N/A
    End of period                          $8.21           $12.98          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      614             671             675             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $18.70          $17.32          $14.36         $12.83           N/A
    End of period                          $10.87          $18.70          $17.32         $14.36           N/A
  Accumulation units outstanding
  at the end of period                     2,180           2,384           2,398           2,412           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                    $25.13          $23.66          $21.37           N/A            N/A
    End of period                          $13.74          $25.13          $23.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $15.63          $17.04          $14.83         $13.72           N/A
    End of period                          $9.44           $15.63          $17.04         $14.83           N/A
  Accumulation units outstanding
  at the end of period                     1,358           1,485           1,494           1,502           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                    $11.95          $12.50          $11.32         $11.86          $11.86
    End of period                          $7.62           $11.95          $12.50         $11.32          $11.86
  Accumulation units outstanding
  at the end of period                     4,906           5,365           5,396           5,428            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.28          $11.06         $11.01           N/A
    End of period                          $12.05          $11.81          $11.28         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     2,563           2,803           2,820           2,836           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $11.18          $11.25          $8.82           $8.92           N/A
    End of period                          $5.94           $11.18          $11.25          $8.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.81          $9.88            N/A            N/A
    End of period                          $5.21           $10.45          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,888           3,158           3,176            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $9.89           $9.69           $8.43           $8.07           N/A
    End of period                          $6.05           $9.89           $9.69           $8.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,849           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.43          $12.65         $11.67          $11.67
    End of period                          $9.65           $19.06          $17.43         $12.65          $11.67
  Accumulation units outstanding
  at the end of period                     2,501           2,735           2,751           2,767            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $20.20          $18.60          $15.06         $13.28           N/A
    End of period                          $11.35          $20.20          $18.60         $15.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.88          $11.87         $11.22           N/A
    End of period                          $7.83           $13.85          $13.88         $11.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $12.73          $10.87          $10.55         $10.42           N/A
    End of period                          $7.32           $12.73          $10.87         $10.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,127           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $36.67          $27.55          $23.19         $17.23          $15.09
    End of period                          $22.42          $36.67          $27.55         $23.19          $17.23
  Accumulation units outstanding
  at the end of period                     1,868           2,043           2,055           2,067            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.72          $13.32          $9.86          $9.86
    End of period                          $7.02           $14.17          $13.72         $13.32          $9.86
  Accumulation units outstanding
  at the end of period                      737             806             811              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $16.06          $15.19          $14.07         $13.26           N/A
    End of period                          $9.86           $16.06          $15.19         $14.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.14          $10.72         $10.46           N/A
    End of period                          $7.68           $12.53          $12.14         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                    $18.55          $21.05          $19.54         $18.24          $18.24
    End of period                          $10.94          $18.55          $21.05         $19.54          $18.24
  Accumulation units outstanding
  at the end of period                     1,619           1,770           1,780           1,791            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.52          $13.43         $13.09          $11.56
    End of period                          $9.57           $14.94          $15.52         $13.43          $13.09
  Accumulation units outstanding
  at the end of period                     4,537           4,961           4,990           5,019            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                    $17.79          $15.14          $15.60         $11.43          $11.43
    End of period                          $9.20           $17.79          $15.14         $15.60          $11.43
  Accumulation units outstanding
  at the end of period                     4,660           5,096           5,126           5,156            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.20          $12.02           N/A            N/A
    End of period                          $8.09           $14.38          $13.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.48          $12.58         $10.85           N/A
    End of period                          $8.81           $15.14          $14.48         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     3,048           3,333           3,352           2,867           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.09          $13.71           N/A            N/A
    End of period                          $14.82          $15.00          $14.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $13.62          $14.00          $13.48           N/A            N/A
    End of period                          $9.28           $13.62          $14.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.56           N/A            N/A
    End of period                          $9.91           $11.67          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.78          $10.99           N/A            N/A
    End of period                          $9.67           $12.48          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $31.90          $29.45          $26.33         $24.73           N/A
    End of period                          $17.94          $31.90          $29.45         $26.33           N/A
  Accumulation units outstanding
  at the end of period                     1,156           1,264           1,272           1,279           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $44.53          $38.61          $36.75         $32.74          $29.25
    End of period                          $26.00          $44.53          $38.61         $36.75          $32.74
  Accumulation units outstanding
  at the end of period                     1,931           2,111           2,124           1,962            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $16.00          $16.13          $13.66         $13.08          $11.80
    End of period                          $9.37           $16.00          $16.13         $13.66          $13.08
  Accumulation units outstanding
  at the end of period                     4,368           4,777           4,805           4,833            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(870)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $11.57         $11.04           N/A
    End of period                          $8.21           $12.98          $15.53         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                    $18.67          $17.29          $14.34         $13.17          $11.38
    End of period                          $10.85          $18.67          $17.29         $14.34          $13.17
  Accumulation units outstanding
  at the end of period                      775             564             589             662             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.44
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.22          $12.62         $11.84          $11.10
    End of period                          $9.23           $15.58          $14.22         $12.62          $11.84
  Accumulation units outstanding
  at the end of period                      686            1,383            680             710            165

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.90          $10.91         $10.08          $9.81
    End of period                          $8.91           $12.63          $11.90         $10.91          $10.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                    $30.06          $25.33          $22.72         $21.30           N/A
    End of period                          $17.01          $30.06          $25.33         $22.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $29.17          $27.02          $26.26         $23.42           N/A
    End of period                          $16.96          $29.17          $27.02         $26.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                    $18.73          $18.93          $17.13         $16.84          $15.24
    End of period                          $11.23          $18.73          $18.93         $17.13          $16.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                    $25.19          $22.85          $19.34         $19.18          $16.34
    End of period                          $15.29          $25.19          $22.85         $19.34          $19.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.12           N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,390           1,390            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $9.86            N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $11.02           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $19.91          $18.91          $18.37         $18.19          $17.09
    End of period                          $18.57          $19.91          $18.91         $18.37          $18.19
  Accumulation units outstanding
  at the end of period                     1,043           1,337           1,666           1,639           357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.83          $11.27         $10.98           N/A
    End of period                          $8.15           $12.97          $12.83         $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $9.97            N/A            N/A
    End of period                          $9.73           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.58          $12.00         $10.29          $8.64
    End of period                          $9.37           $17.16          $15.58         $12.00          $10.29
  Accumulation units outstanding
  at the end of period                      815             815              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $25.08          $23.62          $21.43         $20.52          $18.27
    End of period                          $13.71          $25.08          $23.62         $21.43          $20.52
  Accumulation units outstanding
  at the end of period                       -               -              462             465            468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.57          $15.32         $15.22          $14.69
    End of period                          $17.07          $16.29          $15.57         $15.32          $15.22
  Accumulation units outstanding
  at the end of period                     1,677           2,427           2,995           2,931           623

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.21            N/A            N/A
    End of period                          $6.93           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             491              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                    $19.59          $20.45          $18.15         $16.96          $14.99
    End of period                          $11.76          $19.59          $20.45         $18.15          $16.96
  Accumulation units outstanding
  at the end of period                      715             536             730             756            244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.02          $14.82         $14.39          $12.96
    End of period                          $9.43           $15.60          $17.02         $14.82          $14.39
  Accumulation units outstanding
  at the end of period                      661             512             578             601            141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.49          $11.32         $11.85          $9.87
    End of period                          $7.61           $11.94          $12.49         $11.32          $11.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.57
    End of period                          $12.04          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.99           $4.47           $4.50          $4.24
    End of period                          $3.65           $6.14           $5.99           $4.47          $4.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.53          $10.34         $10.38           N/A
    End of period                          $7.06           $10.45          $11.53         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $11.17          $11.24          $8.82           $9.50          $8.91
    End of period                          $5.93           $11.17          $11.24          $8.82          $9.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.80          $10.06           N/A            N/A
    End of period                          $5.20           $10.45          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                    $9.88           $9.68           $8.42           $8.21          $7.52
    End of period                          $6.04           $9.88           $9.68           $8.42          $8.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                    $11.88          $14.62          $12.52         $11.59           N/A
    End of period                          $5.77           $11.88          $14.62         $12.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                    $19.04          $17.42          $12.64         $11.66          $9.48
    End of period                          $9.64           $19.04          $17.42         $12.64          $11.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.80          $11.28         $10.66          $10.21
    End of period                          $9.43           $12.48          $11.80         $11.28          $10.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $20.19          $18.59          $15.05         $13.50          $11.61
    End of period                          $11.33          $20.19          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.87          $11.87         $10.90          $10.75
    End of period                          $7.82           $13.84          $13.87         $11.87          $10.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $9.67            N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.86          $10.54         $10.83          $10.00
    End of period                          $7.32           $12.72          $10.86         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.21           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      599             599             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $36.62          $27.52          $23.16         $17.21          $15.15
    End of period                          $22.39          $36.62          $27.52         $23.16          $17.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.70          $13.31          $9.86          $8.50
    End of period                          $7.01           $14.16          $13.70         $13.31          $9.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19          $9.58            N/A            N/A
    End of period                          $7.13           $10.78          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.37
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.13          $10.72         $10.44          $9.68
    End of period                          $7.68           $12.52          $12.13         $10.72          $10.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                    $18.53          $21.03          $19.53         $18.23          $15.56
    End of period                          $10.92          $18.53          $21.03         $19.53          $18.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.51          $13.42         $13.09          $11.30
    End of period                          $9.56           $14.93          $15.51         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.66          $5.56
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $17.79          $15.13          $15.60         $11.42          $10.47
    End of period                          $9.20           $17.79          $15.13         $15.60          $11.42
  Accumulation units outstanding
  at the end of period                      761             761              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $11.07          $10.44
    End of period                          $8.09           $14.37          $13.19         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.46          $12.57         $11.24          $9.76
    End of period                          $8.80           $15.13          $14.46         $12.57          $11.24
  Accumulation units outstanding
  at the end of period                       -               -              249             250            251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.07          $13.82         $13.74          $13.17
    End of period                          $14.80          $14.98          $14.07         $13.82          $13.74
  Accumulation units outstanding
  at the end of period                     4,639           6,207           7,275           7,123          1,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $21.54          $23.61          $21.10         $19.72          $18.51
    End of period                          $12.60          $21.54          $23.61         $21.10          $19.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.97          $12.85         $12.85          $12.52
    End of period                          $9.26           $13.59          $13.97         $12.85          $12.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                    $20.62          $22.22          $19.98         $19.36          $17.62
    End of period                          $10.71          $20.62          $22.22         $19.98          $19.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.52         $10.22           N/A
    End of period                          $9.90           $11.67          $11.16         $10.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.78          $10.84         $10.34           N/A
    End of period                          $9.67           $12.48          $11.78         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     3,010           3,031             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.31          $14.33           N/A             N/A            N/A
    End of period                          $10.92          $15.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,444           2,461            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                    $27.54          $26.05          $23.30         $22.49          $20.45
    End of period                          $21.48          $27.54          $26.05         $23.30          $22.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.41          $12.07         $11.95          $11.99
    End of period                          $12.86          $12.79          $12.41         $12.07          $11.95
  Accumulation units outstanding
  at the end of period                     3,817             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                    $21.96          $20.70          $17.40         $16.35          $14.43
    End of period                          $14.40          $21.96          $20.70         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $31.84          $29.40          $26.28         $25.19          $23.61
    End of period                          $17.90          $31.84          $29.40         $26.28          $25.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $44.45          $38.55          $36.70         $32.69          $29.71
    End of period                          $25.95          $44.45          $38.55         $36.70          $32.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.65         $13.07          $11.94
    End of period                          $9.36           $15.98          $16.11         $13.65          $13.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $11.57         $10.00           N/A
    End of period                          $8.21           $12.98          $15.53         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     4,174           4,969           8,291           3,061           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.28          $14.33         $13.16          $11.77
    End of period                          $10.84          $18.66          $17.28         $14.33          $13.16
  Accumulation units outstanding
  at the end of period                     15,967          15,403          13,965         12,881          2,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.49
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                     3,395           2,363           3,010           2,808          2,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.22          $12.62         $11.84          $11.24
    End of period                          $9.23           $15.57          $14.22         $12.62          $11.84
  Accumulation units outstanding
  at the end of period                     10,139          8,955           12,595         13,453          4,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.89          $10.91         $10.08          $9.34
    End of period                          $8.91           $12.63          $11.89         $10.91          $10.08
  Accumulation units outstanding
  at the end of period                     4,603           3,880           3,141           3,191           254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $30.04          $25.32          $22.71         $22.66          $5.36
    End of period                          $17.00          $30.04          $25.32         $22.71          $22.66
  Accumulation units outstanding
  at the end of period                      306             350              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,039            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $29.15          $27.01          $26.25         $25.49          $24.36
    End of period                          $16.95          $29.15          $27.01         $26.25          $25.49
  Accumulation units outstanding
  at the end of period                     2,565           1,296             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.00           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,459           3,467            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.72          $18.92          $17.12         $16.84          $15.83
    End of period                          $11.22          $18.72          $18.92         $17.12          $16.84
  Accumulation units outstanding
  at the end of period                     4,256           3,948           3,879           3,957           304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.18          $22.84          $19.33         $19.17          $17.12
    End of period                          $15.28          $25.18          $22.84         $19.33          $19.17
  Accumulation units outstanding
  at the end of period                     7,870           4,293           4,089           4,059           770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,456          8,636            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $5.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,540            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $10.03           N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,461          24,475          6,377            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,688           5,376            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $10.00           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     8,199           6,867           6,942           5,795           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.91          $18.36         $18.19          $17.08
    End of period                          $18.56          $19.90          $18.91         $18.36          $18.19
  Accumulation units outstanding
  at the end of period                     22,550          22,475          25,432         18,655          4,726

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.83          $11.27         $10.00           N/A
    End of period                          $8.15           $12.97          $12.83         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     5,561           3,437           2,279           1,207           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $10.00           N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             103              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.58          $12.00         $10.29          $9.02
    End of period                          $9.37           $17.16          $15.58         $12.00          $10.29
  Accumulation units outstanding
  at the end of period                     8,131           7,064           8,748           5,025            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $25.07          $23.61          $21.42         $20.51          $18.21
    End of period                          $13.70          $25.07          $23.61         $21.42          $20.51
  Accumulation units outstanding
  at the end of period                     2,880           2,879           2,876           2,879           637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.28          $15.56          $15.32         $15.21          $14.67
    End of period                          $17.06          $16.28          $15.56         $15.32          $15.21
  Accumulation units outstanding
  at the end of period                     16,833          18,592          24,638         24,176          7,279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.99            N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,996           2,442            737             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.58          $20.45          $18.14         $16.95          $14.68
    End of period                          $11.76          $19.58          $20.45         $18.14          $16.95
  Accumulation units outstanding
  at the end of period                     21,572          21,128          23,198         23,480          5,524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.01          $14.81         $14.39          $12.92
    End of period                          $9.42           $15.60          $17.01         $14.81          $14.39
  Accumulation units outstanding
  at the end of period                     11,722          10,922          12,724         13,773          3,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.49          $11.31         $11.85          $10.25
    End of period                          $7.60           $11.94          $12.49         $11.31          $11.85
  Accumulation units outstanding
  at the end of period                     38,408          66,457          66,200         75,054          15,080

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.70
    End of period                          $12.03          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                     17,210          23,967          15,699         10,480          5,748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.99           $4.47           $4.50          $4.10
    End of period                          $3.65           $6.14           $5.99           $4.47          $4.50
  Accumulation units outstanding
  at the end of period                      764             714            5,178             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.54          $10.34         $10.77          $9.94
    End of period                          $7.07           $10.46          $11.54         $10.34          $10.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.16          $11.23          $8.81           $9.50          $9.20
    End of period                          $5.93           $11.16          $11.23          $8.81          $9.50
  Accumulation units outstanding
  at the end of period                     48,529          72,574          76,671         90,566          14,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.80          $10.02           N/A            N/A
    End of period                          $5.20           $10.45          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,466          13,909          10,850           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.87           $9.67           $8.42           $8.21          $7.58
    End of period                          $6.04           $9.87           $9.67           $8.42          $8.21
  Accumulation units outstanding
  at the end of period                     4,013           4,341           4,627           6,020          4,027

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.88          $14.61          $12.52         $11.99          $9.55
    End of period                          $5.77           $11.88          $14.61         $12.52          $11.99
  Accumulation units outstanding
  at the end of period                     6,884           1,606           1,703            335             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $19.03          $17.41          $12.63         $11.65          $9.60
    End of period                          $9.64           $19.03          $17.41         $12.63          $11.65
  Accumulation units outstanding
  at the end of period                     29,852          50,322          57,433         58,389          11,697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.80          $11.28         $10.66          $10.93
    End of period                          $9.43           $12.48          $11.80         $11.28          $10.66
  Accumulation units outstanding
  at the end of period                     4,969            430             541             513             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.59          $15.05         $13.50          $11.88
    End of period                          $11.33          $20.18          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                     6,492           7,461           5,257           4,656           909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.87          $11.87         $10.90          $9.77
    End of period                          $7.82           $13.84          $13.87         $11.87          $10.90
  Accumulation units outstanding
  at the end of period                    488,660         664,498         674,357         556,061         23,508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $10.00           N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,360          15,639          10,168           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.86          $10.54         $10.83          $9.84
    End of period                          $7.32           $12.72          $10.86         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                     3,222           3,728           8,928          15,666          1,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.53           N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,282           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.61          $27.51          $23.15         $17.21          $11.59
    End of period                          $22.37          $36.61          $27.51         $23.15          $17.21
  Accumulation units outstanding
  at the end of period                     5,396           3,913           3,727           2,878            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.70          $13.31          $9.86          $8.42
    End of period                          $7.01           $14.15          $13.70         $13.31          $9.86
  Accumulation units outstanding
  at the end of period                     37,556          55,802          56,799         56,495          13,984

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19          $9.34            N/A            N/A
    End of period                          $7.13           $10.78          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      490             523              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.50
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                     3,440           5,030           6,029           4,377           273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.13          $10.71         $10.43          $9.69
    End of period                          $7.67           $12.51          $12.13         $10.71          $10.43
  Accumulation units outstanding
  at the end of period                     13,681          14,629          9,138           9,042           986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.24           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,001           1,001            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.52          $21.03          $19.52         $18.22          $15.88
    End of period                          $10.92          $18.52          $21.03         $19.52          $18.22
  Accumulation units outstanding
  at the end of period                     24,592          37,491          35,743         36,129          7,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.51          $13.42         $13.09          $11.55
    End of period                          $9.56           $14.93          $15.51         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                     2,947           4,486           3,820           2,811           160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.66          $5.30
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.66
  Accumulation units outstanding
  at the end of period                       47              47              48              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $17.78          $15.13          $15.60         $11.42          $9.77
    End of period                          $9.19           $17.78          $15.13         $15.60          $11.42
  Accumulation units outstanding
  at the end of period                     57,718          66,442          71,006         72,394          1,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $11.07          $9.89
    End of period                          $8.09           $14.37          $13.19         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                     24,126          30,100          36,024         32,432          1,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.46          $12.57         $11.23          $9.96
    End of period                          $8.80           $15.12          $14.46         $12.57          $11.23
  Accumulation units outstanding
  at the end of period                     5,760           5,325           5,492           5,687          2,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,614            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.07          $13.82         $13.73          $13.27
    End of period                          $14.79          $14.97          $14.07         $13.82          $13.73
  Accumulation units outstanding
  at the end of period                     53,630          54,850          62,360         62,054          19,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.53          $23.60          $21.09         $19.72          $17.89
    End of period                          $12.60          $21.53          $23.60         $21.09          $19.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.99          $12.87         $12.86          $12.68
    End of period                          $9.27           $13.60          $13.99         $12.87          $12.86
  Accumulation units outstanding
  at the end of period                     7,480           7,904           8,155           8,307          2,054

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.61          $22.21          $19.97         $19.35          $18.09
    End of period                          $10.70          $20.61          $22.21         $19.97          $19.35
  Accumulation units outstanding
  at the end of period                      210             210             115             120           1,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.59            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,546            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.52         $10.00           N/A
    End of period                          $9.90           $11.67          $11.16         $10.52           N/A
  Accumulation units outstanding
  at the end of period                     3,450             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.06          $11.57           N/A            N/A
    End of period                          $10.24          $16.11          $15.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,671          4,578             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.84         $10.00           N/A
    End of period                          $9.66           $12.48          $11.77         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     15,161          4,021             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.32          $14.31           N/A            N/A
    End of period                          $10.91          $15.30          $14.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.52          $26.03          $23.28         $22.48          $20.88
    End of period                          $21.46          $27.52          $26.03         $23.28          $22.48
  Accumulation units outstanding
  at the end of period                     6,697           8,512           8,852           8,059          1,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.41          $12.07         $11.94          $12.00
    End of period                          $12.85          $12.78          $12.41         $12.07          $11.94
  Accumulation units outstanding
  at the end of period                     75,779          96,660          2,345           1,115           164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.95          $20.69          $17.40         $16.35          $14.89
    End of period                          $14.39          $21.95          $20.69         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                     5,165           3,761           2,708           2,844          1,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $31.82          $29.38          $26.27         $25.17          $23.42
    End of period                          $17.89          $31.82          $29.38         $26.27          $25.17
  Accumulation units outstanding
  at the end of period                     9,319           6,374           3,301           3,186          2,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $44.42          $38.53          $36.68         $32.68          $29.18
    End of period                          $25.93          $44.42          $38.53         $36.68          $32.68
  Accumulation units outstanding
  at the end of period                     3,046           2,116           2,087           1,869           121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.64         $13.07          $11.71
    End of period                          $9.36           $15.98          $16.11         $13.64          $13.07
  Accumulation units outstanding
  at the end of period                     7,590           8,504           3,354           3,560           105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(864)

  Accumulation unit value:
    Beginning of period                    $12.97          $15.52          $11.57         $10.91           N/A
    End of period                          $8.20           $12.97          $15.52         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(864)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.24          $14.30         $13.73           N/A
    End of period                          $10.81          $18.61          $17.24         $14.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                    $29.96          $25.26          $24.47           N/A            N/A
    End of period                          $16.95          $29.96          $25.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                    $29.07          $26.94          $26.29           N/A            N/A
    End of period                          $16.90          $29.07          $26.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                    $18.67          $18.88          $17.63           N/A            N/A
    End of period                          $11.20          $18.67          $18.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $10.01           N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $10.88           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $19.85          $18.86          $18.32         $18.15          $16.95
    End of period                          $18.51          $19.85          $18.86         $18.32          $18.15
  Accumulation units outstanding
  at the end of period                      150             151             151             152             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.82          $11.26         $11.14           N/A
    End of period                          $8.15           $12.96          $12.82         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $9.97            N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $10.00           N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.98           $4.47           $4.29           N/A
    End of period                          $3.64           $6.13           $5.98           $4.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.02           N/A            N/A
    End of period                          $5.20           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.66           $8.40           $8.17           N/A
    End of period                          $6.03           $9.85           $9.66           $8.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                    $11.86          $14.59          $12.50         $11.60           N/A
    End of period                          $5.75           $11.86          $14.59         $12.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.86          $11.86         $10.90          $9.78
    End of period                          $7.82           $13.83          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                      686            4,548           4,549           4,554            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.71          $9.09            N/A            N/A
    End of period                          $6.35           $11.97          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $12.71          $10.86          $10.54         $10.00           N/A
    End of period                          $7.31           $12.71          $10.86         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.19          $11.95         $11.07           N/A
    End of period                          $8.08           $14.36          $13.19         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $12.96          $15.51          $10.00           N/A            N/A
    End of period                          $8.19           $12.96          $15.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      234             234              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.18          $14.25         $13.10          $11.72
    End of period                          $10.77          $18.54          $17.18         $14.25          $13.10
  Accumulation units outstanding
  at the end of period                     2,883           3,997           2,318           2,235          1,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.39          $11.68         $11.08          $10.47
    End of period                          $8.64           $14.10          $12.39         $11.68          $11.08
  Accumulation units outstanding
  at the end of period                      754             672             240              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.18          $12.60         $11.82          $11.22
    End of period                          $9.20           $15.52          $14.18         $12.60          $11.82
  Accumulation units outstanding
  at the end of period                     1,153           1,750           2,147           2,161          1,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.85          $10.88         $10.05          $9.32
    End of period                          $8.87           $12.58          $11.85         $10.88          $10.05
  Accumulation units outstanding
  at the end of period                      122             135             139              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $29.85          $25.17          $22.59         $22.55          $10.23
    End of period                          $16.88          $29.85          $25.17         $22.59          $22.55
  Accumulation units outstanding
  at the end of period                       54              62              68              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.97          $26.86          $26.12         $25.38          $24.26
    End of period                          $16.84          $28.97          $26.86         $26.12          $25.38
  Accumulation units outstanding
  at the end of period                       53              59              63              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $11.34           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      237             439             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.61          $18.83          $17.04         $16.77          $15.77
    End of period                          $11.16          $18.61          $18.83         $17.04          $16.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.04          $22.72          $19.24         $19.09          $17.05
    End of period                          $15.19          $25.04          $22.72         $19.24          $19.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,904           7,646            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $9.94            N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      144             146              90             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,463           4,472            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $11.65          $12.62          $10.91         $10.38           N/A
    End of period                          $7.66           $11.65          $12.62         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.77          $18.79          $18.26         $18.10          $17.00
    End of period                          $18.43          $19.77          $18.79         $18.26          $18.10
  Accumulation units outstanding
  at the end of period                     4,326           5,409           6,569           5,467          2,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.81          $11.26         $10.46           N/A
    End of period                          $8.14           $12.95          $12.81         $11.26           N/A
  Accumulation units outstanding
  at the end of period                      124             126              78              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.00           N/A            N/A
    End of period                          $9.71           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.51          $11.95         $10.25          $8.99
    End of period                          $9.32           $17.07          $15.51         $11.95          $10.25
  Accumulation units outstanding
  at the end of period                      519             524            1,254           1,327           817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.91          $23.47          $21.30         $20.41          $18.12
    End of period                          $13.60          $24.91          $23.47         $21.30          $20.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.17          $15.47          $15.24         $15.14          $14.60
    End of period                          $16.94          $16.17          $15.47         $15.24          $15.14
  Accumulation units outstanding
  at the end of period                     7,650           4,044           5,374           5,017          2,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $14.08          $10.87          $10.07           N/A            N/A
    End of period                          $6.92           $14.08          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.49          $20.36          $18.07         $16.89          $14.63
    End of period                          $11.69          $19.49          $20.36         $18.07          $16.89
  Accumulation units outstanding
  at the end of period                     2,332           2,831           2,425           2,428          1,539

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.52          $16.94          $14.75         $14.34          $12.88
    End of period                          $9.37           $15.52          $16.94         $14.75          $14.34
  Accumulation units outstanding
  at the end of period                     1,018           1,449           1,780           1,792          1,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.89          $12.44          $11.28         $11.81          $10.22
    End of period                          $7.57           $11.89          $12.44         $11.28          $11.81
  Accumulation units outstanding
  at the end of period                     7,555           7,508           5,614           4,749           223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.25          $11.04         $11.02          $10.69
    End of period                          $11.99          $11.77          $11.25         $11.04          $11.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.97           $4.46           $4.49          $4.09
    End of period                          $3.63           $6.12           $5.97           $4.46          $4.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.49          $10.30         $10.74          $9.91
    End of period                          $7.03           $10.41          $11.49         $10.30          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.11          $11.19          $8.79           $9.47          $9.17
    End of period                          $5.90           $11.11          $11.19          $8.79          $9.47
  Accumulation units outstanding
  at the end of period                     6,588           6,637           4,620           4,507           269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.00           N/A            N/A
    End of period                          $5.20           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,455           4,840           4,779            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.64           $8.39           $8.18          $7.56
    End of period                          $6.01           $9.83           $9.64           $8.39          $8.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $14.56          $12.48         $11.96          $10.71
    End of period                          $5.74           $11.83          $14.56         $12.48          $11.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.95          $17.35          $12.59         $11.62          $9.58
    End of period                          $9.59           $18.95          $17.35         $12.59          $11.62
  Accumulation units outstanding
  at the end of period                     6,076           6,098           4,982           4,438           237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.75          $11.25         $10.63          $10.91
    End of period                          $9.38           $12.43          $11.75         $11.25          $10.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.13          $18.55          $15.02         $13.49          $11.87
    End of period                          $11.30          $20.13          $18.55         $15.02          $13.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.86          $11.86         $10.90          $9.72
    End of period                          $7.81           $13.82          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                     19,573          27,232          25,225         11,090            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.71          $9.82            N/A            N/A
    End of period                          $6.34           $11.96          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $12.70          $10.85          $10.54         $10.83          $9.85
    End of period                          $7.30           $12.70          $10.85         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                       94              96              63              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.45          $27.41          $23.08         $17.16          $14.42
    End of period                          $22.27          $36.45          $27.41         $23.08          $17.16
  Accumulation units outstanding
  at the end of period                       -              142              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.65          $13.26          $9.83          $8.40
    End of period                          $6.98           $14.09          $13.65         $13.26          $9.83
  Accumulation units outstanding
  at the end of period                     7,183           6,805           5,117           4,306           273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.18          $9.58            N/A            N/A
    End of period                          $7.12           $10.77          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       99             100              62             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $16.00          $15.14          $14.04         $12.75          $11.49
    End of period                          $9.82           $16.00          $15.14         $14.04          $12.75
  Accumulation units outstanding
  at the end of period                       -               54              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.10          $10.69         $10.42          $9.68
    End of period                          $7.65           $12.48          $12.10         $10.69          $10.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.44          $20.95          $19.46         $18.17          $15.84
    End of period                          $10.87          $18.44          $20.95         $19.46          $18.17
  Accumulation units outstanding
  at the end of period                     4,859           4,631           3,372           2,875           153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.47          $13.39         $13.07          $11.54
    End of period                          $9.53           $14.89          $15.47         $13.39          $13.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.89           $6.12           $5.69           $5.65          $5.29
    End of period                          $3.83           $6.89           $6.12           $5.69          $5.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.75          $15.11          $15.59         $11.42          $9.76
    End of period                          $9.17           $17.75          $15.11         $15.59          $11.42
  Accumulation units outstanding
  at the end of period                     13,432          16,636          16,757          2,956            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.18          $11.95         $11.07          $9.76
    End of period                          $8.07           $14.35          $13.18         $11.95          $11.07
  Accumulation units outstanding
  at the end of period                     1,068           2,621           2,595           2,136            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.42          $12.54         $11.21          $9.95
    End of period                          $8.76           $15.07          $14.42         $12.54          $11.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,054            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.00          $13.77         $13.68          $13.23
    End of period                          $14.71          $14.90          $14.00         $13.77          $13.68
  Accumulation units outstanding
  at the end of period                     9,497           12,677          14,646         14,895          5,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.39          $23.46          $20.98         $19.62          $17.80
    End of period                          $12.51          $21.39          $23.46         $20.98          $19.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.92          $12.81         $12.82          $12.47
    End of period                          $9.22           $13.54          $13.92         $12.81          $12.82
  Accumulation units outstanding
  at the end of period                      724             740             727             452             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.48          $22.08          $19.87         $19.26          $18.01
    End of period                          $10.63          $20.48          $22.08         $19.87          $19.26
  Accumulation units outstanding
  at the end of period                      207             215             221             221            221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.44           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,972            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.35          $25.88          $23.16         $22.37          $20.78
    End of period                          $21.32          $27.35          $25.88         $23.16          $22.37
  Accumulation units outstanding
  at the end of period                      447              62              64              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.31          $11.98         $11.87          $11.92
    End of period                          $12.74          $12.68          $12.31         $11.98          $11.87
  Accumulation units outstanding
  at the end of period                     11,441          5,822             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.89          $20.65          $17.37         $16.33          $14.88
    End of period                          $14.35          $21.89          $20.65         $17.37          $16.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $31.62          $29.21          $26.13         $25.05          $23.32
    End of period                          $17.77          $31.62          $29.21         $26.13          $25.05
  Accumulation units outstanding
  at the end of period                      200             202             483             511             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $44.14          $38.31          $36.48         $32.52          $29.05
    End of period                          $25.76          $44.14          $38.31         $36.48          $32.52
  Accumulation units outstanding
  at the end of period                      149             152              44              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.05          $13.60         $13.04          $11.69
    End of period                          $9.31           $15.92          $16.05         $13.60          $13.04
  Accumulation units outstanding
  at the end of period                      304             304              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A
ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.50          $11.57         $10.26           N/A
    End of period                          $8.18           $12.94          $15.50         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               82              86             109            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.42          $17.08          $14.18         $13.04          $11.66
    End of period                          $10.69          $18.42          $17.08         $14.18          $13.04
  Accumulation units outstanding
  at the end of period                      634             831            1,161           1,653           233

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.35          $11.66         $11.06          $10.46
    End of period                          $8.61           $14.05          $12.35         $11.66          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.14          $12.57         $11.80          $11.21
    End of period                          $9.17           $15.48          $14.14         $12.57          $11.80
  Accumulation units outstanding
  at the end of period                      505             686            2,282           1,358           212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.81          $10.85         $10.03          $9.30
    End of period                          $8.83           $12.53          $11.81         $10.85          $10.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $29.66          $25.02          $22.47         $22.44          $20.21
    End of period                          $16.76          $29.66          $25.02         $22.47          $22.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.78          $26.70          $25.97         $25.25          $24.14
    End of period                          $16.72          $28.78          $26.70         $25.97          $25.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.80          $17.03         $16.76          $15.77
    End of period                          $11.13          $18.58          $18.80         $17.03          $16.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.89          $22.60          $19.15         $19.01          $16.99
    End of period                          $15.10          $24.89          $22.60         $19.15          $19.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,343           10,216           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.24           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      565            1,184            617             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.38           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               98             103             110            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.69          $18.16         $18.01          $16.92
    End of period                          $18.31          $19.65          $18.69         $18.16          $18.01
  Accumulation units outstanding
  at the end of period                     2,736           2,471           2,688           3,529           127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.81          $11.26         $10.48           N/A
    End of period                          $8.12           $12.93          $12.81         $11.26           N/A
  Accumulation units outstanding
  at the end of period                      158             167              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.00           N/A            N/A
    End of period                          $9.70           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      205             216              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.01          $15.46          $11.92         $10.23          $8.98
    End of period                          $9.28           $17.01          $15.46         $11.92          $10.23
  Accumulation units outstanding
  at the end of period                       -               82              86             112             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.75          $23.33          $21.19         $20.31          $18.04
    End of period                          $13.51          $24.75          $23.33         $21.19          $20.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.38          $15.15         $15.07          $14.53
    End of period                          $16.83          $16.07          $15.38         $15.15          $15.07
  Accumulation units outstanding
  at the end of period                     1,113           1,897           2,017           5,681           298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $8.71            N/A            N/A
    End of period                          $6.91           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.39          $20.27          $18.00         $16.84          $14.59
    End of period                          $11.63          $19.39          $20.27         $18.00          $16.84
  Accumulation units outstanding
  at the end of period                      701             969            1,340           1,701           238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.44          $16.87          $14.69         $14.29          $12.84
    End of period                          $9.32           $15.44          $16.87         $14.69          $14.29
  Accumulation units outstanding
  at the end of period                      509             649            1,998           1,211           174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $12.40          $11.24         $11.78          $10.20
    End of period                          $7.53           $11.83          $12.40         $11.24          $11.78
  Accumulation units outstanding
  at the end of period                      356             342             336             366             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.21          $11.01         $11.00          $10.67
    End of period                          $11.95          $11.73          $11.21         $11.01          $11.00
  Accumulation units outstanding
  at the end of period                     1,274           1,614           1,680           1,968            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.48          $4.08
    End of period                          $3.61           $6.09           $5.94           $4.44          $4.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.45          $10.27         $10.71          $9.89
    End of period                          $7.00           $10.37          $11.45         $10.27          $10.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.07          $11.15          $8.76           $9.45          $9.15
    End of period                          $5.87           $11.07          $11.15          $8.76          $9.45
  Accumulation units outstanding
  at the end of period                      458             387             396             472             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.79          $10.02           N/A            N/A
    End of period                          $5.19           $10.43          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      950            3,192             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.60           $8.36           $8.16          $7.54
    End of period                          $5.98           $9.79           $9.60           $8.36          $8.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.78          $14.51          $12.44         $11.93          $10.69
    End of period                          $5.71           $11.78          $14.51         $12.44          $11.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.87          $17.28          $12.55         $11.59          $9.56
    End of period                          $9.55           $18.87          $17.28         $12.55          $11.59
  Accumulation units outstanding
  at the end of period                      323             271             295             374             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $11.21         $10.60          $10.88
    End of period                          $9.34           $12.37          $11.71         $11.21          $10.60
  Accumulation units outstanding
  at the end of period                       68              72              75             102             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.06          $18.49          $14.99         $13.46          $11.85
    End of period                          $11.25          $20.06          $18.49         $14.99          $13.46
  Accumulation units outstanding
  at the end of period                      963            1,034            882            1,127            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.84          $11.85         $10.90          $9.73
    End of period                          $7.79           $13.79          $13.84         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                     1,688           3,773           6,490           2,822            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.23            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      940            3,446             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.68          $10.84          $10.53         $10.82          $9.84
    End of period                          $7.29           $12.68          $10.84         $10.53          $10.82
  Accumulation units outstanding
  at the end of period                       -               -             3,485             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.30          $27.31          $23.00         $17.11          $14.38
    End of period                          $22.16          $36.30          $27.31         $23.00          $17.11
  Accumulation units outstanding
  at the end of period                       83             132             155             191             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.60          $13.22          $9.80          $8.38
    End of period                          $6.95           $14.03          $13.60         $13.22          $9.80
  Accumulation units outstanding
  at the end of period                      418             434             451             491             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.94          $15.10          $14.01         $12.73          $11.47
    End of period                          $9.78           $15.94          $15.10         $14.01          $12.73
  Accumulation units outstanding
  at the end of period                      771             890             647             713             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.07          $10.67         $10.40          $9.67
    End of period                          $7.62           $12.44          $12.07         $10.67          $10.40
  Accumulation units outstanding
  at the end of period                     3,050           3,432           2,819           3,229            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.36          $20.87          $19.40         $18.12          $15.80
    End of period                          $10.82          $18.36          $20.87         $19.40          $18.12
  Accumulation units outstanding
  at the end of period                      207             171             153             157             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $13.36         $13.05          $11.52
    End of period                          $9.49           $14.84          $15.43         $13.36          $13.05
  Accumulation units outstanding
  at the end of period                      709             821             516             585             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.09           $5.67           $5.63          $5.27
    End of period                          $3.81           $6.86           $6.09           $5.67          $5.63
  Accumulation units outstanding
  at the end of period                      137             145             152             207             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $17.73          $15.10          $15.58         $11.42          $10.31
    End of period                          $9.15           $17.73          $15.10         $15.58          $11.42
  Accumulation units outstanding
  at the end of period                      441             584            2,604            342             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.16          $11.94         $11.07          $10.14
    End of period                          $8.05           $14.33          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                     1,202           3,244           3,345            605             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.38          $12.51         $11.19          $9.93
    End of period                          $8.73           $15.02          $14.38         $12.51          $11.19
  Accumulation units outstanding
  at the end of period                      278             293              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.02           N/A             N/A            N/A
    End of period                          $10.32          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      406             427             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.94          $13.71         $13.64          $13.18
    End of period                          $14.63          $14.83          $13.94         $13.71          $13.64
  Accumulation units outstanding
  at the end of period                     3,429           4,719           5,394          12,117           494

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.36          $23.44          $20.97         $19.62          $17.81
    End of period                          $12.49          $21.36          $23.44         $20.97          $19.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.86          $12.76         $12.77          $12.42
    End of period                          $9.17           $13.47          $13.86         $12.76          $12.77
  Accumulation units outstanding
  at the end of period                      257             501             556             574             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.35          $21.95          $19.76         $19.17          $17.93
    End of period                          $10.56          $20.35          $21.95         $19.76          $19.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.63          $11.16           N/A             N/A            N/A
    End of period                          $9.86           $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,664           1,754            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.18          $25.73          $23.04         $22.26          $20.69
    End of period                          $21.17          $27.18          $25.73         $23.04          $22.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.24          $11.92         $11.81          $11.87
    End of period                          $12.65          $12.60          $12.24         $11.92          $11.81
  Accumulation units outstanding
  at the end of period                     3,409           1,419             70             96              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.61          $17.34         $16.32          $14.87
    End of period                          $14.30          $21.84          $20.61         $17.34          $16.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $31.42          $29.04          $25.99         $24.93          $23.21
    End of period                          $17.65          $31.42          $29.04         $25.99          $24.93
  Accumulation units outstanding
  at the end of period                     1,164           1,180           1,190             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $43.86          $38.08          $36.29         $32.37          $28.92
    End of period                          $25.58          $43.86          $38.08         $36.29          $32.37
  Accumulation units outstanding
  at the end of period                       48              51              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.85          $16.00          $13.57         $13.01          $11.67
    End of period                          $9.27           $15.85          $16.00         $13.57          $13.01
  Accumulation units outstanding
  at the end of period                     3,454           3,645           3,085             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.76%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(935)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.50          $11.56         $10.65           N/A
    End of period                          $8.17           $12.94          $15.50         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     1,528           1,615           1,452             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.06          $14.16         $13.02          $10.89
    End of period                          $10.68          $18.40          $17.06         $14.16          $13.02
  Accumulation units outstanding
  at the end of period                     3,827           5,235           5,905           4,353          1,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.35          $11.65         $11.15           N/A
    End of period                          $8.60           $14.04          $12.35         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     1,170           1,358           1,386             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.13          $12.56         $11.79          $9.73
    End of period                          $9.16           $15.47          $14.13         $12.56          $11.79
  Accumulation units outstanding
  at the end of period                     2,487           3,216           4,277           3,502          1,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.80          $10.84          $9.80           N/A
    End of period                          $8.82           $12.52          $11.80         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     1,390           1,435            770             770            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                    $29.62          $24.99          $22.45         $21.98           N/A
    End of period                          $16.74          $29.62          $24.99         $22.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $28.75          $26.66          $25.94         $25.22          $23.34
    End of period                          $16.70          $28.75          $26.66         $25.94          $25.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $18.49          $18.71          $16.94         $16.68          $15.45
    End of period                          $11.07          $18.49          $18.71         $16.94          $16.68
  Accumulation units outstanding
  at the end of period                      439             471             495              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                    $24.87          $22.58          $19.14         $19.00          $16.34
    End of period                          $15.08          $24.87          $22.58         $19.14          $19.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,313          37,624           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.17           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,297           2,389           2,703            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.54           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     1,284           1,385           1,431            761            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.66          $18.14         $17.99          $17.10
    End of period                          $18.28          $19.62          $18.66         $18.14          $17.99
  Accumulation units outstanding
  at the end of period                     3,299           3,915           3,931           2,218          1,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.80          $11.26         $11.07           N/A
    End of period                          $8.12           $12.93          $12.80         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       38              41              99              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $9.98            N/A            N/A
    End of period                          $9.70           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             487             345             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $16.97          $15.43          $11.90         $10.73           N/A
    End of period                          $9.26           $16.97          $15.43         $11.90           N/A
  Accumulation units outstanding
  at the end of period                      801             977             379              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $24.72          $23.31          $21.17         $20.29          $16.93
    End of period                          $13.49          $24.72          $23.31         $21.17          $20.29
  Accumulation units outstanding
  at the end of period                      430             430              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $16.05          $15.36          $15.14         $15.05          $14.66
    End of period                          $16.80          $16.05          $15.36         $15.14          $15.05
  Accumulation units outstanding
  at the end of period                     4,833           5,799           5,805           4,506          1,771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $9.16            N/A            N/A
    End of period                          $6.90           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      358             518             193             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(635)

  Accumulation unit value:
    Beginning of period                    $19.37          $20.25          $17.99         $16.82          $13.94
    End of period                          $11.62          $19.37          $20.25         $17.99          $16.82
  Accumulation units outstanding
  at the end of period                     3,859           4,849           5,721           4,132          1,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(635)

  Accumulation unit value:
    Beginning of period                    $15.43          $16.85          $14.68         $14.28          $11.94
    End of period                          $9.31           $15.43          $16.85         $14.68          $14.28
  Accumulation units outstanding
  at the end of period                     2,291           2,831           3,616           2,923           995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.82          $12.39          $11.23         $11.77          $10.43
    End of period                          $7.53           $11.82          $12.39         $11.23          $11.77
  Accumulation units outstanding
  at the end of period                      100             242             173              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.21          $11.00         $11.00          $10.76
    End of period                          $11.94          $11.72          $11.21         $11.00          $11.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.13           N/A
    End of period                          $3.61           $6.09           $5.94           $4.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.44          $10.27          $9.82           N/A
    End of period                          $6.99           $10.36          $11.44         $10.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.14          $8.75           $9.44          $8.77
    End of period                          $5.86           $11.06          $11.14          $8.75          $9.44
  Accumulation units outstanding
  at the end of period                      492             492              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.79          $10.04           N/A            N/A
    End of period                          $5.19           $10.43          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,599           2,745           2,561            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.59           $8.76            N/A            N/A
    End of period                          $5.98           $9.78           $9.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,655           2,655             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $11.77          $14.50          $12.43         $10.98           N/A
    End of period                          $5.71           $11.77          $14.50         $12.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.27          $12.54         $11.58          $9.50
    End of period                          $9.54           $18.85          $17.27         $12.54          $11.58
  Accumulation units outstanding
  at the end of period                     1,506           1,448           1,597             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.70          $11.20         $10.59          $9.78
    End of period                          $9.33           $12.36          $11.70         $11.20          $10.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $20.05          $18.49          $14.98         $13.45          $11.76
    End of period                          $11.24          $20.05          $18.49         $14.98          $13.45
  Accumulation units outstanding
  at the end of period                      308             309             310              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.84          $11.85         $10.57           N/A
    End of period                          $7.79           $13.79          $13.84         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     18,206          18,587          17,580         11,357           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.57            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       95              86             234             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                    $12.68          $10.83          $10.53         $10.82          $10.87
    End of period                          $7.28           $12.68          $10.83         $10.53          $10.82
  Accumulation units outstanding
  at the end of period                      670             719             799              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                    $36.27          $27.29          $22.99         $17.10          $15.70
    End of period                          $22.14          $36.27          $27.29         $22.99          $17.10
  Accumulation units outstanding
  at the end of period                      439             514             519              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.59          $13.21          $9.80          $8.39
    End of period                          $6.94           $14.02          $13.59         $13.21          $9.80
  Accumulation units outstanding
  at the end of period                     1,008           1,038            986              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.18          $9.90            N/A            N/A
    End of period                          $7.11           $10.76          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                      375             449             425             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.09          $14.00         $12.73          $11.28
    End of period                          $9.77           $15.93          $15.09         $14.00          $12.73
  Accumulation units outstanding
  at the end of period                      242             244              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.06          $10.67         $10.40          $9.57
    End of period                          $7.62           $12.43          $12.06         $10.67          $10.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                    $18.35          $20.85          $19.38         $18.11          $15.62
    End of period                          $10.81          $18.35          $20.85         $19.38          $18.11
  Accumulation units outstanding
  at the end of period                      360             356             352              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.42          $13.36         $13.04          $11.28
    End of period                          $9.48           $14.83          $15.42         $13.36          $13.04
  Accumulation units outstanding
  at the end of period                      246             248              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $6.85           $6.09           $5.67           $5.13           N/A
    End of period                          $3.81           $6.85           $6.09           $5.67           N/A
  Accumulation units outstanding
  at the end of period                      180             188             202              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                    $17.72          $15.09          $15.58         $11.42          $10.08
    End of period                          $9.15           $17.72          $15.09         $15.58          $11.42
  Accumulation units outstanding
  at the end of period                     4,092           4,392           1,560             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.16          $11.94         $11.07          $10.09
    End of period                          $8.05           $14.32          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                      958            1,005           1,028             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.37          $12.50         $11.58           N/A
    End of period                          $8.72           $15.01          $14.37         $12.50           N/A
  Accumulation units outstanding
  at the end of period                      421             518             720              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.93          $13.70         $13.63          $13.26
    End of period                          $14.61          $14.81          $13.93         $13.70          $13.63
  Accumulation units outstanding
  at the end of period                     13,229          16,601          17,871         10,930          4,213

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                    $21.23          $23.29          $20.84         $19.54           N/A
    End of period                          $12.41          $21.23          $23.29         $20.84           N/A
  Accumulation units outstanding
  at the end of period                      363             381             390              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.85          $12.75         $12.77          $12.42
    End of period                          $9.16           $13.46          $13.85         $12.75          $12.77
  Accumulation units outstanding
  at the end of period                     2,813           3,082           2,398             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.18          $12.86         $12.07           N/A
    End of period                          $10.78          $15.14          $14.18         $12.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                    $27.14          $25.70          $23.01         $22.24          $20.64
    End of period                          $21.14          $27.14          $25.70         $23.01          $22.24
  Accumulation units outstanding
  at the end of period                      399             419             428              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.25          $11.93         $11.82          $11.82
    End of period                          $12.66          $12.60          $12.25         $11.93          $11.82
  Accumulation units outstanding
  at the end of period                     20,531          13,215            -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                    $21.82          $20.60          $17.33         $16.80           N/A
    End of period                          $14.29          $21.82          $20.60         $17.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $31.38          $29.01          $25.96         $23.87           N/A
    End of period                          $17.62          $31.38          $29.01         $25.96           N/A
  Accumulation units outstanding
  at the end of period                      398             414             434              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $43.81          $38.04          $36.25         $31.57           N/A
    End of period                          $25.55          $43.81          $38.04         $36.25           N/A
  Accumulation units outstanding
  at the end of period                      311             370             375              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $15.84          $15.99          $13.56         $13.00          $11.95
    End of period                          $9.27           $15.84          $15.99         $13.56          $13.00
  Accumulation units outstanding
  at the end of period                     2,296           2,327            869              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $12.93          $15.49          $11.56         $10.45           N/A
    End of period                          $8.16           $12.93          $15.49         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     2,836           2,836           1,998             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.98          $14.10         $12.97          $11.61
    End of period                          $10.62          $18.31          $16.98         $14.10          $12.97
  Accumulation units outstanding
  at the end of period                     2,157           1,888           2,074           1,666           313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.32          $11.63         $11.04          $10.45
    End of period                          $8.58           $14.01          $12.32         $11.63          $11.04
  Accumulation units outstanding
  at the end of period                      980            1,344           1,235           1,296           981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.11          $12.54         $11.78          $11.19
    End of period                          $9.13           $15.43          $14.11         $12.54          $11.78
  Accumulation units outstanding
  at the end of period                     1,646           1,474           3,047           2,493          1,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.82         $10.01          $9.28
    End of period                          $8.79           $12.48          $11.77         $10.82          $10.01
  Accumulation units outstanding
  at the end of period                     15,986          16,963          17,595         18,213          6,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $29.48          $24.88          $22.35         $22.33          $19.18
    End of period                          $16.65          $29.48          $24.88         $22.35          $22.33
  Accumulation units outstanding
  at the end of period                       -               99              99             100            101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.60          $26.54          $25.83         $25.13          $24.03
    End of period                          $16.61          $28.60          $26.54         $25.83          $25.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.00           N/A             N/A            N/A
    End of period                          $6.55           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      343             252             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $9.86            N/A             N/A            N/A
    End of period                          $6.53           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      460             428             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.40          $18.63          $16.88         $16.63          $15.65
    End of period                          $11.02          $18.40          $18.63         $16.88          $16.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.76          $22.49          $19.07         $18.93          $16.92
    End of period                          $15.01          $24.76          $22.49         $19.07          $18.93
  Accumulation units outstanding
  at the end of period                      205             187              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,549           8,551            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $9.95            N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       57             207             208             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.95            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      342             614             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.60          $10.90          $9.83           N/A
    End of period                          $7.63           $11.62          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      429             483             127              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.58          $18.07         $17.92          $16.85
    End of period                          $18.18          $19.52          $18.58         $18.07          $17.92
  Accumulation units outstanding
  at the end of period                     79,254          79,284          77,932         39,609           504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.79          $11.25         $10.99           N/A
    End of period                          $8.11           $12.92          $12.79         $11.25           N/A
  Accumulation units outstanding
  at the end of period                      605             589              59              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $10.00           N/A            N/A
    End of period                          $9.68           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.37          $11.86         $10.18          $8.94
    End of period                          $9.22           $16.90          $15.37         $11.86          $10.18
  Accumulation units outstanding
  at the end of period                      556             686             220             221            223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.60          $23.20          $21.08         $20.21          $17.96
    End of period                          $13.42          $24.60          $23.20         $21.08          $20.21
  Accumulation units outstanding
  at the end of period                       9               33              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.97          $15.29          $15.07         $14.99          $14.47
    End of period                          $16.71          $15.97          $15.29         $15.07          $14.99
  Accumulation units outstanding
  at the end of period                     8,486           8,760           8,976           4,045           232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.86          $9.98            N/A            N/A
    End of period                          $6.90           $14.06          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      321             279             415             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.18          $17.93         $16.78          $14.54
    End of period                          $11.57          $19.30          $20.18         $17.93          $16.78
  Accumulation units outstanding
  at the end of period                     2,122           1,822           2,627           1,891           394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.37          $16.79          $14.64         $14.24          $12.80
    End of period                          $9.27           $15.37          $16.79         $14.64          $14.24
  Accumulation units outstanding
  at the end of period                     1,502           1,329           2,582           2,095           920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.78          $12.35          $11.20         $11.75          $10.17
    End of period                          $7.50           $11.78          $12.35         $11.20          $11.75
  Accumulation units outstanding
  at the end of period                     8,781           9,092           9,205           4,253          2,153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.19          $10.99         $10.98          $10.66
    End of period                          $11.91          $11.69          $11.19         $10.99          $10.98
  Accumulation units outstanding
  at the end of period                     1,928           3,060           3,242            612            598

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.92           $4.43           $4.47          $4.07
    End of period                          $3.60           $6.07           $5.92           $4.43          $4.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.41          $10.24         $10.68          $9.86
    End of period                          $6.96           $10.32          $11.41         $10.24          $10.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.02          $11.11          $8.73           $9.42          $9.13
    End of period                          $5.84           $11.02          $11.11          $8.73          $9.42
  Accumulation units outstanding
  at the end of period                     11,387          12,562          13,070         19,344          5,872

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.79          $10.00           N/A            N/A
    End of period                          $5.18           $10.42          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              569             247             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.56           $8.33           $8.14          $7.52
    End of period                          $5.95           $9.74           $9.56           $8.33          $8.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.73          $14.45          $12.40         $11.89          $10.66
    End of period                          $5.68           $11.73          $14.45         $12.40          $11.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.79          $17.22          $12.51         $11.56          $9.53
    End of period                          $9.50           $18.79          $17.22         $12.51          $11.56
  Accumulation units outstanding
  at the end of period                     6,768           7,752           4,076           3,993          2,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.66          $11.17         $10.57          $10.85
    End of period                          $9.29           $12.32          $11.66         $11.17          $10.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.45          $14.96         $13.44          $11.84
    End of period                          $11.21          $20.00          $18.45         $14.96          $13.44
  Accumulation units outstanding
  at the end of period                     2,212           2,214           2,426            540            543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.82          $11.85         $10.90          $9.71
    End of period                          $7.77           $13.77          $13.82         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                     32,313          86,990          91,321         32,532            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.71          $10.00           N/A            N/A
    End of period                          $6.32           $11.94          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               71             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.83          $10.52         $10.82          $9.81
    End of period                          $7.27           $12.66          $10.83         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.14          $27.20          $22.93         $17.07          $14.35
    End of period                          $22.06          $36.14          $27.20         $22.93          $17.07
  Accumulation units outstanding
  at the end of period                      636             880             783             785            244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.55          $13.18          $9.77          $8.36
    End of period                          $6.91           $13.97          $13.55         $13.18          $9.77
  Accumulation units outstanding
  at the end of period                     7,510           8,387           8,392           8,489          5,967

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.18          $9.51            N/A            N/A
    End of period                          $7.10           $10.75          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.06          $13.98         $12.71          $11.46
    End of period                          $9.74           $15.90          $15.06         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                     7,497           7,596           6,329            552            560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.04          $10.65         $10.39          $9.66
    End of period                          $7.60           $12.40          $12.04         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                     9,670           9,865           8,174            663            660

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.28          $20.79          $19.34         $18.07          $15.77
    End of period                          $10.76          $18.28          $20.79         $19.34          $18.07
  Accumulation units outstanding
  at the end of period                     5,925           6,095           5,025           2,467          1,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $13.34         $13.03          $11.51
    End of period                          $9.46           $14.80          $15.39         $13.34          $13.03
  Accumulation units outstanding
  at the end of period                     2,353           2,506           2,462            553            561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.83           $6.07           $5.65           $5.62          $5.26
    End of period                          $3.79           $6.83           $6.07           $5.65          $5.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $17.70          $15.08          $15.57         $11.42          $9.52
    End of period                          $9.13           $17.70          $15.08         $15.57          $11.42
  Accumulation units outstanding
  at the end of period                     3,019            838             669             563             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.94         $11.07          $9.75
    End of period                          $8.04           $14.30          $13.15         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               57              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.34          $12.48         $11.17          $9.92
    End of period                          $8.70           $14.97          $14.34         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                     3,091           3,170           2,108             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.09           N/A             N/A            N/A
    End of period                          $10.31          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,083           1,053            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.88          $13.66         $13.59          $13.14
    End of period                          $14.55          $14.76          $13.88         $13.66          $13.59
  Accumulation units outstanding
  at the end of period                     22,444          24,242          21,298          9,392          1,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.12          $23.19          $20.75         $19.43          $17.64
    End of period                          $12.34          $21.12          $23.19         $20.75          $19.43
  Accumulation units outstanding
  at the end of period                       -              113             114             115            116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.80          $12.71         $12.73          $12.38
    End of period                          $9.12           $13.40          $13.80         $12.71          $12.73
  Accumulation units outstanding
  at the end of period                      193             193            1,053           1,083           805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.23          $21.82          $19.66         $19.08          $17.85
    End of period                          $10.49          $20.23          $21.82         $19.66          $19.08
  Accumulation units outstanding
  at the end of period                      357             276              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.41          $11.75           N/A             N/A            N/A
    End of period                          $9.60           $12.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,869          9,411            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.03           N/A             N/A             N/A            N/A
    End of period                          $10.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,753            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $27.01          $25.58          $22.92         $22.16          $20.60
    End of period                          $21.03          $27.01          $25.58         $22.92          $22.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.19          $11.88         $11.77          $11.84
    End of period                          $12.59          $12.54          $12.19         $11.88          $11.77
  Accumulation units outstanding
  at the end of period                     26,329          29,395            -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.79          $20.57          $17.32         $16.30          $14.86
    End of period                          $14.26          $21.79          $20.57         $17.32          $16.30
  Accumulation units outstanding
  at the end of period                      310             312              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $31.22          $28.87          $25.86         $24.81          $23.11
    End of period                          $17.53          $31.22          $28.87         $25.86          $24.81
  Accumulation units outstanding
  at the end of period                      377             414              87             88              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $43.59          $37.86          $36.10         $32.21          $28.79
    End of period                          $25.41          $43.59          $37.86         $36.10          $32.21
  Accumulation units outstanding
  at the end of period                      136             165             386             322            240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.79          $15.95          $13.53         $12.97          $11.64
    End of period                          $9.23           $15.79          $15.95         $13.53          $12.97
  Accumulation units outstanding
  at the end of period                      476             427              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.81%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.92          $15.48          $11.56         $10.23           N/A
    End of period                          $8.16           $12.92          $15.48         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     3,745           4,963           3,876            124            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $18.28          $16.96          $14.09         $12.96          $11.39
    End of period                          $10.61          $18.28          $16.96         $14.09          $12.96
  Accumulation units outstanding
  at the end of period                     7,302           8,051           6,562           7,586          3,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.32          $11.63         $11.04          $10.23
    End of period                          $8.57           $14.00          $12.32         $11.63          $11.04
  Accumulation units outstanding
  at the end of period                     2,814           4,666           2,105           1,491           144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.10          $12.54         $11.77          $10.84
    End of period                          $9.13           $15.42          $14.10         $12.54          $11.77
  Accumulation units outstanding
  at the end of period                     4,404           4,237           5,814           5,684          2,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.77          $10.81         $10.00          $9.27
    End of period                          $8.78           $12.47          $11.77         $10.81          $10.00
  Accumulation units outstanding
  at the end of period                     1,240           1,302           1,010            939            716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $29.44          $24.85          $22.33         $22.31          $20.30
    End of period                          $16.63          $29.44          $24.85         $22.33          $22.31
  Accumulation units outstanding
  at the end of period                      337             356             222             252             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                    $28.57          $26.51          $25.80         $25.10          $24.73
    End of period                          $16.59          $28.57          $26.51         $25.80          $25.10
  Accumulation units outstanding
  at the end of period                      684             700            1,395            400             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.09           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,014           3,832            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $10.00           N/A             N/A            N/A
    End of period                          $6.53           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      489            1,392            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $18.38          $18.61          $16.87         $16.61          $15.51
    End of period                          $11.01          $18.38          $18.61         $16.87          $16.61
  Accumulation units outstanding
  at the end of period                      630             462            1,178            894            232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.47          $19.05         $18.92          $16.71
    End of period                          $14.99          $24.73          $22.47         $19.05          $18.92
  Accumulation units outstanding
  at the end of period                      892            1,008           1,174            444            265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,748          73,516           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,602           1,319            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $9.95            N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,769          41,104          8,958            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,971           2,037            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.60          $10.90         $10.08           N/A
    End of period                          $7.63           $11.61          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      995            2,228           2,395            881            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.50          $18.56          $18.05         $17.91          $16.83
    End of period                          $18.16          $19.50          $18.56         $18.05          $17.91
  Accumulation units outstanding
  at the end of period                     36,321          40,306          52,272         23,393          12,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.79          $11.25         $10.16           N/A
    End of period                          $8.10           $12.91          $12.79         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     1,435           2,678           1,820            66             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $10.00           N/A            N/A
    End of period                          $9.68           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,188            737             197             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.36          $11.85         $10.18          $8.93
    End of period                          $9.21           $16.89          $15.36         $11.85          $10.18
  Accumulation units outstanding
  at the end of period                     5,858           6,904           3,965           1,380           272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $24.57          $23.17          $21.06         $20.19          $17.99
    End of period                          $13.40          $24.57          $23.17         $21.06          $20.19
  Accumulation units outstanding
  at the end of period                     2,335           2,341           2,498           2,535          2,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.27          $15.06         $14.98          $14.46
    End of period                          $16.69          $15.95          $15.27         $15.06          $14.98
  Accumulation units outstanding
  at the end of period                     22,079          22,678          21,804         21,115          9,353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.86          $10.07           N/A            N/A
    End of period                          $6.89           $14.06          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,067           2,342            112             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.28          $20.16          $17.92         $16.77          $14.53
    End of period                          $11.56          $19.28          $20.16         $17.92          $16.77
  Accumulation units outstanding
  at the end of period                     9,315           8,794           12,942         11,920          7,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(584)

  Accumulation unit value:
    Beginning of period                    $15.35          $16.78          $14.62         $14.23          $12.21
    End of period                          $9.26           $15.35          $16.78         $14.62          $14.23
  Accumulation units outstanding
  at the end of period                     6,012           5,359           6,747           5,553          3,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.77          $12.34          $11.20         $11.74          $10.17
    End of period                          $7.49           $11.77          $12.34         $11.20          $11.74
  Accumulation units outstanding
  at the end of period                     24,144          31,767          42,250         33,921          16,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.18          $10.98         $10.98          $10.66
    End of period                          $11.90          $11.68          $11.18         $10.98          $10.98
  Accumulation units outstanding
  at the end of period                     21,333          26,491          16,309         11,780          7,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                    $6.06           $5.92           $4.43           $4.46          $3.93
    End of period                          $3.59           $6.06           $5.92           $4.43          $4.46
  Accumulation units outstanding
  at the end of period                       96              98              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.40          $10.23         $10.67          $9.74
    End of period                          $6.96           $10.31          $11.40         $10.23          $10.67
  Accumulation units outstanding
  at the end of period                      955             277             391             428             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.01          $11.10          $8.72           $9.42          $9.13
    End of period                          $5.84           $11.01          $11.10          $8.72          $9.42
  Accumulation units outstanding
  at the end of period                     14,204          18,887          23,530         15,645          4,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.79          $10.00           N/A            N/A
    End of period                          $5.18           $10.42          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,292          27,359          21,895           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.56           $8.33           $8.13          $7.45
    End of period                          $5.95           $9.74           $9.56           $8.33          $8.13
  Accumulation units outstanding
  at the end of period                     3,777           3,288            581             646             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $11.72          $14.44          $12.39         $11.89          $10.76
    End of period                          $5.68           $11.72          $14.44         $12.39          $11.89
  Accumulation units outstanding
  at the end of period                     3,539           1,616           2,602           1,283            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.20          $12.50         $11.55          $9.53
    End of period                          $9.49           $18.77          $17.20         $12.50          $11.55
  Accumulation units outstanding
  at the end of period                     21,636          28,100          36,603         25,991          6,772

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.65          $11.17         $10.57          $10.49
    End of period                          $9.28           $12.31          $11.65         $11.17          $10.57
  Accumulation units outstanding
  at the end of period                     6,897           5,740           5,781           4,369          2,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.10           N/A             N/A            N/A
    End of period                          $6.80           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      182             182             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $19.99          $18.44          $14.95         $13.44          $11.63
    End of period                          $11.20          $19.99          $18.44         $14.95          $13.44
  Accumulation units outstanding
  at the end of period                     16,422          16,859          17,912         15,912          5,337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.82          $11.84         $10.90          $9.87
    End of period                          $7.77           $13.77          $13.82         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                    233,407         281,150         285,799         181,891         7,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.70          $10.04           N/A            N/A
    End of period                          $6.32           $11.94          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,309           8,885           2,986            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.82          $10.52         $10.82          $9.85
    End of period                          $7.27           $12.66          $10.82         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.21           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      381            2,426            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $36.11          $27.18          $22.91         $17.06          $14.18
    End of period                          $22.04          $36.11          $27.18         $22.91          $17.06
  Accumulation units outstanding
  at the end of period                     10,483          15,769          14,584          8,571          7,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.54          $13.17          $9.77          $8.36
    End of period                          $6.91           $13.96          $13.54         $13.17          $9.77
  Accumulation units outstanding
  at the end of period                     20,035          27,271          31,453         22,495          3,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.18          $9.67            N/A            N/A
    End of period                          $7.10           $10.75          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $15.89          $15.06          $13.98         $12.71          $11.32
    End of period                          $9.74           $15.89          $15.06         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                     22,125          23,516          24,806         21,824          8,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.03          $10.65         $10.39          $9.59
    End of period                          $7.59           $12.39          $12.03         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                     62,352          62,663          58,564         53,686          21,756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.20           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,595            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.27          $20.78          $19.32         $18.06          $15.76
    End of period                          $10.75          $18.27          $20.78         $19.32          $18.06
  Accumulation units outstanding
  at the end of period                     12,222          17,075          18,439         12,922          4,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.38          $13.33         $13.02          $11.51
    End of period                          $9.45           $14.79          $15.38         $13.33          $13.02
  Accumulation units outstanding
  at the end of period                     19,813          22,872          22,427         21,317          8,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $6.82           $6.06           $5.65           $5.61          $5.25
    End of period                          $3.79           $6.82           $6.06           $5.65          $5.61
  Accumulation units outstanding
  at the end of period                       -              944            1,194           1,672           407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $17.69          $15.08          $15.57         $11.42          $9.62
    End of period                          $9.13           $17.69          $15.08         $15.57          $11.42
  Accumulation units outstanding
  at the end of period                     31,706          47,719          55,903         21,055           236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.93         $11.07          $10.11
    End of period                          $8.03           $14.30          $13.15         $11.93          $11.07
  Accumulation units outstanding
  at the end of period                     6,793           8,834           17,747         16,790           241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.33          $12.48         $11.17          $9.76
    End of period                          $8.69           $14.96          $14.33         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                     6,897           15,339          16,388         10,047          7,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.00           N/A             N/A            N/A
    End of period                          $10.30          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,415           2,853            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.87          $13.65         $13.58          $13.10
    End of period                          $14.53          $14.74          $13.87         $13.65          $13.58
  Accumulation units outstanding
  at the end of period                     93,357          99,826         107,704         80,611          28,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                    $21.09          $23.16          $20.73         $19.41          $17.60
    End of period                          $12.32          $21.09          $23.16         $20.73          $19.41
  Accumulation units outstanding
  at the end of period                       -               26              26              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.79          $12.70         $12.72          $12.38
    End of period                          $9.11           $13.39          $13.79         $12.70          $12.72
  Accumulation units outstanding
  at the end of period                     9,046           10,329          11,560          5,434           231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $20.20          $21.80          $19.64         $19.06          $17.69
    End of period                          $10.47          $20.20          $21.80         $19.64          $19.06
  Accumulation units outstanding
  at the end of period                      443             475             235             210            204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.85           N/A             N/A             N/A            N/A
    End of period                          $9.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.61          $11.15           N/A             N/A            N/A
    End of period                          $9.83           $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,977          10,980           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.86          $14.86           N/A             N/A            N/A
    End of period                          $10.07          $15.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      397            2,577            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.41          $11.75           N/A             N/A            N/A
    End of period                          $9.60           $12.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,675            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.06          $14.13           N/A             N/A            N/A
    End of period                          $10.72          $15.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,101           2,139            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                    $26.97          $25.55          $22.89         $22.14          $20.10
    End of period                          $21.00          $26.97          $25.55         $22.89          $22.14
  Accumulation units outstanding
  at the end of period                     34,006          37,351          39,924         34,688          3,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.18          $11.86         $11.76          $11.82
    End of period                          $12.57          $12.53          $12.18         $11.86          $11.76
  Accumulation units outstanding
  at the end of period                     56,114          93,020          38,426            -            1,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                    $21.77          $20.55          $17.31         $16.29          $14.35
    End of period                          $14.25          $21.77          $20.55         $17.31          $16.29
  Accumulation units outstanding
  at the end of period                     3,387           4,554            765             48             186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $31.19          $28.84          $25.83         $24.79          $22.84
    End of period                          $17.50          $31.19          $28.84         $25.83          $24.79
  Accumulation units outstanding
  at the end of period                     9,959           10,158          7,220           3,761          1,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $43.53          $37.82          $36.06         $32.18          $28.76
    End of period                          $25.37          $43.53          $37.82         $36.06          $32.18
  Accumulation units outstanding
  at the end of period                     4,599           5,663           6,182           3,025          1,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                    $15.78          $15.94          $13.52         $12.97          $11.54
    End of period                          $9.23           $15.78          $15.94         $13.52          $12.97
  Accumulation units outstanding
  at the end of period                     2,910           8,257           12,331          4,328          1,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(825)

  Accumulation unit value:
    Beginning of period                    $12.91          $15.47          $11.56         $10.23           N/A
    End of period                          $8.15           $12.91          $15.47         $11.56           N/A
  Accumulation units outstanding
  at the end of period                      728            1,701           1,123           1,147           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.19          $16.88          $14.03         $12.91          $11.56
    End of period                          $10.55          $18.19          $16.88         $14.03          $12.91
  Accumulation units outstanding
  at the end of period                     5,583           6,454           6,611           7,476          6,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.29          $11.61         $11.03          $10.43
    End of period                          $8.55           $13.97          $12.29         $11.61          $11.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.07          $12.52         $11.76          $11.18
    End of period                          $9.10           $15.38          $14.07         $12.52          $11.76
  Accumulation units outstanding
  at the end of period                     4,782           6,025           6,709           7,094          5,214

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.73          $10.79          $9.98          $9.26
    End of period                          $8.75           $12.43          $11.73         $10.79          $9.98
  Accumulation units outstanding
  at the end of period                      220             276              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $29.29          $24.73          $22.24         $22.22          $20.23
    End of period                          $16.54          $29.29          $24.73         $22.24          $22.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.42          $26.39          $25.70         $25.01          $23.92
    End of period                          $16.50          $28.42          $26.39         $25.70          $25.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.30          $18.53          $16.80         $16.56          $15.59
    End of period                          $10.95          $18.30          $18.53         $16.80          $16.56
  Accumulation units outstanding
  at the end of period                      248             136             189             178             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.62          $22.37          $18.98         $18.86          $16.86
    End of period                          $14.91          $24.62          $22.37         $18.98          $18.86
  Accumulation units outstanding
  at the end of period                      142             169              56             73              73

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,959          10,879           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.84          $9.95            N/A            N/A
    End of period                          $7.48           $10.84          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,563           3,640            890             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.98            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,312           2,205            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.59          $10.90          $9.99           N/A
    End of period                          $7.61           $11.60          $12.59         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      650            1,475            844             745            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.40          $18.47          $17.97         $17.84          $16.77
    End of period                          $18.06          $19.40          $18.47         $17.97          $17.84
  Accumulation units outstanding
  at the end of period                     8,526           14,684          12,159          9,895          4,967

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.78          $11.25         $10.12           N/A
    End of period                          $8.09           $12.90          $12.78         $11.25           N/A
  Accumulation units outstanding
  at the end of period                       -             1,050            650             543            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.18          $10.00           N/A            N/A
    End of period                          $9.67           $10.48          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.30          $11.81         $10.15          $8.91
    End of period                          $9.16           $16.82          $15.30         $11.81          $10.15
  Accumulation units outstanding
  at the end of period                      437             535             211             273            134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.44          $23.07          $20.97         $20.12          $17.88
    End of period                          $13.33          $24.44          $23.07         $20.97          $20.12
  Accumulation units outstanding
  at the end of period                      252             252              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.20          $14.99         $14.92          $14.40
    End of period                          $16.60          $15.87          $15.20         $14.99          $14.92
  Accumulation units outstanding
  at the end of period                     7,675           11,909          14,859         15,355          9,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.05          $10.86          $10.00           N/A            N/A
    End of period                          $6.89           $14.05          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             339              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.20          $20.09          $17.86         $16.72          $14.50
    End of period                          $11.51          $19.20          $20.09         $17.86          $16.72
  Accumulation units outstanding
  at the end of period                     5,514           6,583           7,038           7,604          5,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $16.72          $14.58         $14.19          $12.76
    End of period                          $9.22           $15.29          $16.72         $14.58          $14.19
  Accumulation units outstanding
  at the end of period                     5,499           5,922           6,172           6,662          5,310

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.73          $12.30          $11.17         $11.72          $10.15
    End of period                          $7.46           $11.73          $12.30         $11.17          $11.72
  Accumulation units outstanding
  at the end of period                     6,666           6,680           4,643          10,789          9,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $10.97         $10.97          $10.65
    End of period                          $11.87          $11.66          $11.16         $10.97          $10.97
  Accumulation units outstanding
  at the end of period                     2,510           2,421           2,376           2,698            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.90           $4.41           $4.45          $3.95
    End of period                          $3.58           $6.04           $5.90           $4.41          $4.45
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.38          $10.21         $10.66          $9.94
    End of period                          $6.94           $10.29          $11.38         $10.21          $10.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.97          $11.07          $8.70           $9.40          $9.11
    End of period                          $5.81           $10.97          $11.07          $8.70          $9.40
  Accumulation units outstanding
  at the end of period                     7,558           7,558           5,403          12,859          11,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.78          $10.00           N/A            N/A
    End of period                          $5.17           $10.41          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,111          32,867          39,977           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.70           $9.53           $8.31           $8.12          $7.50
    End of period                          $5.92           $9.70           $9.53           $8.31          $8.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $14.40          $12.36         $11.86          $10.63
    End of period                          $5.66           $11.68          $14.40         $12.36          $11.86
  Accumulation units outstanding
  at the end of period                      307             308             117             117            117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.71          $17.15          $12.47         $11.53          $9.51
    End of period                          $9.46           $18.71          $17.15         $12.47          $11.53
  Accumulation units outstanding
  at the end of period                     5,388           5,388           4,531          10,987          9,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.62          $11.14         $10.54          $10.83
    End of period                          $9.25           $12.27          $11.62         $11.14          $10.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.40          $14.93         $13.42          $11.82
    End of period                          $11.17          $19.94          $18.40         $14.93          $13.42
  Accumulation units outstanding
  at the end of period                     3,610           3,749           4,178           4,380            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.81          $11.84         $10.90          $9.62
    End of period                          $7.76           $13.75          $13.81         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                     44,635          67,081          68,569         21,310            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.70          $10.13           N/A            N/A
    End of period                          $6.32           $11.93          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,493          17,775          20,393           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.81          $10.52         $10.82          $10.55
    End of period                          $7.26           $12.64          $10.81         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $35.99          $27.10          $22.86         $17.02          $14.58
    End of period                          $21.95          $35.99          $27.10         $22.86          $17.02
  Accumulation units outstanding
  at the end of period                      730             762             736             775             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.50          $13.14          $9.75          $8.34
    End of period                          $6.88           $13.91          $13.50         $13.14          $9.75
  Accumulation units outstanding
  at the end of period                     6,297           6,297           4,879          12,487          11,492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.17          $9.78            N/A            N/A
    End of period                          $7.09           $10.74          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.85          $15.03          $13.95         $12.69          $11.44
    End of period                          $9.71           $15.85          $15.03         $13.95          $12.69
  Accumulation units outstanding
  at the end of period                     2,179           2,766           3,313           2,769            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.01          $10.63         $10.37          $9.65
    End of period                          $7.57           $12.36          $12.01         $10.63          $10.37
  Accumulation units outstanding
  at the end of period                     3,043           3,829           4,940           4,178            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.21          $20.71          $19.27         $18.02          $15.73
    End of period                          $10.71          $18.21          $20.71         $19.27          $18.02
  Accumulation units outstanding
  at the end of period                     5,480           5,548           4,392           8,645          6,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.35          $13.31         $13.01          $11.50
    End of period                          $9.42           $14.75          $15.35         $13.31          $13.01
  Accumulation units outstanding
  at the end of period                      667             671            1,025           1,061            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.80           $6.05           $5.64           $5.60          $5.25
    End of period                          $3.78           $6.80           $6.05           $5.64          $5.60
  Accumulation units outstanding
  at the end of period                      571             571              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.67          $15.06          $15.56         $11.42          $9.53
    End of period                          $9.12           $17.67          $15.06         $15.56          $11.42
  Accumulation units outstanding
  at the end of period                     13,383          16,198          17,746          1,367            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.13          $11.93         $11.07          $10.38
    End of period                          $8.02           $14.28          $13.13         $11.93          $11.07
  Accumulation units outstanding
  at the end of period                      679             542             604             611             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.30          $12.45         $11.15          $9.90
    End of period                          $8.66           $14.92          $14.30         $12.45          $11.15
  Accumulation units outstanding
  at the end of period                     3,324           4,091           1,739           1,733          1,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      388             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.82          $13.60         $13.54          $13.10
    End of period                          $14.47          $14.68          $13.82         $13.60          $13.54
  Accumulation units outstanding
  at the end of period                     21,892          31,221          35,948         34,537          19,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.99          $23.05          $20.64         $19.34          $17.57
    End of period                          $12.26          $20.99          $23.05         $20.64          $19.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.74          $12.67         $12.69          $12.34
    End of period                          $9.07           $13.34          $13.74         $12.67          $12.69
  Accumulation units outstanding
  at the end of period                     1,329           2,498           2,630           1,208            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.10          $21.70          $19.55         $18.99          $17.77
    End of period                          $10.42          $20.10          $21.70         $19.55          $18.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,043            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.59          $11.14           N/A             N/A            N/A
    End of period                          $9.81           $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,219           7,266            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.84          $25.44          $22.80         $22.05          $20.51
    End of period                          $20.89          $26.84          $25.44         $22.80          $22.05
  Accumulation units outstanding
  at the end of period                     3,560             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.11          $11.80         $11.70          $11.77
    End of period                          $12.49          $12.45          $12.11         $11.80          $11.70
  Accumulation units outstanding
  at the end of period                     46,803          46,393          1,042           1,084            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.72          $20.52          $17.28         $16.28          $14.84
    End of period                          $14.21          $21.72          $20.52         $17.28          $16.28
  Accumulation units outstanding
  at the end of period                     2,822           2,955           3,071           3,195            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $31.03          $28.71          $25.72         $24.69          $23.00
    End of period                          $17.41          $31.03          $28.71         $25.72          $24.69
  Accumulation units outstanding
  at the end of period                     2,623           3,818           2,798           3,032            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $43.31          $37.64          $35.91         $32.06          $28.66
    End of period                          $25.24          $43.31          $37.64         $35.91          $32.06
  Accumulation units outstanding
  at the end of period                      843            1,056           1,116           1,090            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.89          $13.49         $12.94          $11.62
    End of period                          $9.19           $15.73          $15.89         $13.49          $12.94
  Accumulation units outstanding
  at the end of period                      520             544             381             400            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A
ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.855%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1350)

  Accumulation unit value:
    Beginning of period                    $18.18          $18.53           N/A             N/A            N/A
    End of period                          $10.54          $18.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      638             230             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1348)

  Accumulation unit value:
    Beginning of period                    $28.40          $28.62           N/A             N/A            N/A
    End of period                          $16.48          $28.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      837             344             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1348)

  Accumulation unit value:
    Beginning of period                    $24.60          $26.02           N/A             N/A            N/A
    End of period                          $14.90          $24.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,106            475             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1348)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.52           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,014           1,704            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1348)

  Accumulation unit value:
    Beginning of period                    $12.90          $14.08           N/A             N/A            N/A
    End of period                          $8.09           $12.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,015            897             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1337)

  Accumulation unit value:
    Beginning of period                    $16.81          $16.93           N/A             N/A            N/A
    End of period                          $9.16           $16.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,122            489             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                    $24.43          $25.76           N/A             N/A            N/A
    End of period                          $13.32          $24.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       54              37             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1337)

  Accumulation unit value:
    Beginning of period                    $19.20          $22.64           N/A             N/A            N/A
    End of period                          $11.50          $19.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       62              46             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $9.70           $10.28           N/A             N/A            N/A
    End of period                          $5.92           $9.70            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      117              91             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.70          $17.13           N/A             N/A            N/A
    End of period                          $9.45           $18.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      202              79             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $19.93          $20.16           N/A             N/A            N/A
    End of period                          $11.17          $19.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      919             406             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $15.85          $16.94           N/A             N/A            N/A
    End of period                          $9.71           $15.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       75              56             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1352)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.92           N/A             N/A            N/A
    End of period                          $7.57           $12.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      259             122             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1352)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1337)

  Accumulation unit value:
    Beginning of period                    $14.75          $16.43           N/A             N/A            N/A
    End of period                          $9.42           $14.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       78              61             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.43           N/A             N/A            N/A
    End of period                          $8.66           $14.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       81              60             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1348)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.73           N/A             N/A            N/A
    End of period                          $14.46          $14.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      833             704             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1350)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.21           N/A             N/A            N/A
    End of period                          $9.58           $12.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      902             341             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1348)

  Accumulation unit value:
    Beginning of period                    $26.82          $27.04           N/A             N/A            N/A
    End of period                          $20.87          $26.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      851             431             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1337)

  Accumulation unit value:
    Beginning of period                    $21.71          $22.48           N/A             N/A            N/A
    End of period                          $14.21          $21.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      712             302             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1348)

  Accumulation unit value:
    Beginning of period                    $31.01          $31.13           N/A             N/A            N/A
    End of period                          $17.40          $31.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      788             325             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1337)

  Accumulation unit value:
    Beginning of period                    $15.73          $17.55           N/A             N/A            N/A
    End of period                          $9.19           $15.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      290             152             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $10.32           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.08          $16.78          $13.95         $12.85          $11.51
    End of period                          $10.48          $18.08          $16.78         $13.95          $12.85
  Accumulation units outstanding
  at the end of period                     1,875           2,308           2,548           2,163          2,082

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.26          $11.58         $11.01          $10.42
    End of period                          $8.52           $13.92          $12.26         $11.58          $11.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.03          $12.49         $11.74          $11.16
    End of period                          $9.07           $15.33          $14.03         $12.49          $11.74
  Accumulation units outstanding
  at the end of period                     1,630           1,646           2,254           1,813          1,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.69          $10.76          $9.96          $9.24
    End of period                          $8.72           $12.39          $11.69         $10.76          $9.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -             358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $29.11          $24.59          $22.12         $22.12          $20.03
    End of period                          $16.43          $29.11          $24.59         $22.12          $22.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -             161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.24          $26.23          $25.56         $24.89          $23.82
    End of period                          $16.38          $28.24          $26.23         $25.56          $24.89
  Accumulation units outstanding
  at the end of period                       54              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.20          $18.44          $16.73         $16.49          $15.53
    End of period                          $10.88          $18.20          $18.44         $16.73          $16.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.48          $22.26          $18.89         $18.78          $16.79
    End of period                          $14.82          $24.48          $22.26         $18.89          $18.78
  Accumulation units outstanding
  at the end of period                       16              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $9.95            N/A            N/A
    End of period                          $7.47           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,191           5,073           1,089            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.95            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       78              84             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $10.89         $10.28           N/A
    End of period                          $7.60           $11.58          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.36          $17.88         $17.75          $16.70
    End of period                          $17.94          $19.28          $18.36         $17.88          $17.75
  Accumulation units outstanding
  at the end of period                     2,971           3,136           3,741           2,582          2,935

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.77          $11.25         $10.32           N/A
    End of period                          $8.08           $12.88          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $9.99            N/A            N/A
    End of period                          $9.66           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.24          $11.77         $10.11          $8.88
    End of period                          $9.12           $16.74          $15.24         $11.77          $10.11
  Accumulation units outstanding
  at the end of period                      425             263             362            1,650           351

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.29          $22.93          $20.86         $20.02          $17.80
    End of period                          $13.24          $24.29          $22.93         $20.86          $20.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -             179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.11          $14.91         $14.85          $14.34
    End of period                          $16.49          $15.77          $15.11         $14.91          $14.85
  Accumulation units outstanding
  at the end of period                     4,949           5,204           6,297           4,727          5,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $9.99            N/A            N/A
    End of period                          $6.88           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       20              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.11          $20.00          $17.79         $16.66          $14.45
    End of period                          $11.44          $19.11          $20.00         $17.79          $16.66
  Accumulation units outstanding
  at the end of period                     1,950           2,180           2,550           2,419          1,852

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.22          $16.64          $14.52         $14.14          $12.72
    End of period                          $9.17           $15.22          $16.64         $14.52          $14.14
  Accumulation units outstanding
  at the end of period                     1,424           1,390           1,894           1,506          1,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.26          $11.13         $11.69          $10.13
    End of period                          $7.43           $11.68          $12.26         $11.13          $11.69
  Accumulation units outstanding
  at the end of period                     2,645           3,273           3,504           4,100          2,231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.94         $10.95          $10.64
    End of period                          $11.82          $11.62          $11.13         $10.94          $10.95
  Accumulation units outstanding
  at the end of period                     1,244           1,862           1,776           2,075          1,856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.88           $4.40           $4.44          $3.91
    End of period                          $3.56           $6.01           $5.88           $4.40          $4.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.32          $10.17         $10.62          $9.74
    End of period                          $6.90           $10.23          $11.32         $10.17          $10.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.03          $8.67           $9.37          $9.09
    End of period                          $5.79           $10.93          $11.03          $8.67          $9.37
  Accumulation units outstanding
  at the end of period                     17,927          17,058          17,786         15,949          2,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.78          $10.00           N/A            N/A
    End of period                          $5.17           $10.40          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                      320             341             357             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.66           $9.49           $8.28           $8.09          $7.49
    End of period                          $5.90           $9.66           $9.49           $8.28          $8.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.63          $14.34          $12.32         $11.83          $10.61
    End of period                          $5.63           $11.63          $14.34         $12.32          $11.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.63          $17.09          $12.43         $11.50          $9.49
    End of period                          $9.41           $18.63          $17.09         $12.43          $11.50
  Accumulation units outstanding
  at the end of period                     2,241           1,991           3,531           4,140          2,687

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.58          $11.10         $10.51          $10.80
    End of period                          $9.21           $12.22          $11.58         $11.10          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.36          $14.90         $13.40          $11.81
    End of period                          $11.13          $19.88          $18.36         $14.90          $13.40
  Accumulation units outstanding
  at the end of period                     1,321           2,094           1,166           1,283          1,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.79          $11.83         $10.90          $9.70
    End of period                          $7.74           $13.73          $13.79         $11.83          $10.90
  Accumulation units outstanding
  at the end of period                     12,719          14,093          6,664           6,649            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $10.04           N/A            N/A
    End of period                          $6.31           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,956           3,565            394             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.80          $10.51         $10.82          $10.03
    End of period                          $7.24           $12.62          $10.80         $10.51          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $35.84          $27.00          $22.78         $16.97          $14.05
    End of period                          $21.85          $35.84          $27.00         $22.78          $16.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -             211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.45          $13.09          $9.72          $8.32
    End of period                          $6.85           $13.85          $13.45         $13.09          $9.72
  Accumulation units outstanding
  at the end of period                     2,969           2,731           3,858           4,551          2,831

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $9.94            N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.99          $13.93         $12.67          $11.43
    End of period                          $9.68           $15.80          $14.99         $13.93          $12.67
  Accumulation units outstanding
  at the end of period                     1,519           1,574           1,401           1,345          1,399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.98          $10.61         $10.36          $9.64
    End of period                          $7.54           $12.33          $11.98         $10.61          $10.36
  Accumulation units outstanding
  at the end of period                     1,949           4,049           1,746           1,758          1,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.64          $19.21         $17.97          $15.69
    End of period                          $10.66          $18.13          $20.64         $19.21          $17.97
  Accumulation units outstanding
  at the end of period                     1,254           1,344           2,322           2,462          1,444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.31          $13.28         $12.99          $11.48
    End of period                          $9.39           $14.71          $15.31         $13.28          $12.99
  Accumulation units outstanding
  at the end of period                     1,566           1,688           1,403           1,383          1,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.77           $6.02           $5.61           $5.59          $5.24
    End of period                          $3.76           $6.77           $6.02           $5.61          $5.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $17.64          $15.05          $15.55         $11.42          $9.91
    End of period                          $9.10           $17.64          $15.05         $15.55          $11.42
  Accumulation units outstanding
  at the end of period                     8,471           9,115           9,539           7,479           312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.12          $11.92         $11.07          $9.74
    End of period                          $8.00           $14.26          $13.12         $11.92          $11.07
  Accumulation units outstanding
  at the end of period                       -              559              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.26          $12.42         $11.13          $9.89
    End of period                          $8.63           $14.87          $14.26         $12.42          $11.13
  Accumulation units outstanding
  at the end of period                       35              16             537             18              18

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.76          $13.55         $13.50          $13.06
    End of period                          $14.39          $14.61          $13.76         $13.55          $13.50
  Accumulation units outstanding
  at the end of period                     9,235           9,874           11,566         11,513          12,613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.86          $22.92          $20.53         $19.24          $17.49
    End of period                          $12.17          $20.86          $22.92         $20.53          $19.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.68          $12.62         $12.64          $12.30
    End of period                          $9.02           $13.27          $13.68         $12.62          $12.64
  Accumulation units outstanding
  at the end of period                     2,016           2,811             -               -             280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.97          $21.57          $19.45         $18.89          $17.69
    End of period                          $10.34          $19.97          $21.57         $19.45          $18.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.67          $25.29          $22.68         $21.95          $20.42
    End of period                          $20.74          $26.67          $25.29         $22.68          $21.95
  Accumulation units outstanding
  at the end of period                      169             169             197              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.03          $11.73         $11.64          $11.71
    End of period                          $12.40          $12.36          $12.03         $11.73          $11.64
  Accumulation units outstanding
  at the end of period                     9,297           8,997             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.66          $20.48          $17.26         $16.26          $14.83
    End of period                          $14.17          $21.66          $20.48         $17.26          $16.26
  Accumulation units outstanding
  at the end of period                       69              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.83          $28.54          $25.58         $24.58          $22.90
    End of period                          $17.29          $30.83          $28.54         $25.58          $24.58
  Accumulation units outstanding
  at the end of period                       97              57              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $43.04          $37.43          $35.72         $31.90          $28.53
    End of period                          $25.06          $43.04          $37.43         $35.72          $31.90
  Accumulation units outstanding
  at the end of period                      299             291              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.84          $13.45         $12.92          $11.60
    End of period                          $9.16           $15.67          $15.84         $13.45          $12.92
  Accumulation units outstanding
  at the end of period                       29              33              36             36              36

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $12.88          $15.46          $11.55         $10.70           N/A
    End of period                          $8.13           $12.88          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $29.03          $24.53          $22.07         $19.86           N/A
    End of period                          $16.38          $29.03          $24.53         $22.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $10.23           N/A            N/A
    End of period                          $7.46           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $10.89         $10.47           N/A
    End of period                          $7.60           $11.58          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.77          $11.25         $11.02           N/A
    End of period                          $8.07           $12.87          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $10.00           N/A            N/A
    End of period                          $9.65           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $24.23          $22.88          $20.81         $19.61           N/A
    End of period                          $13.20          $24.23          $22.88         $20.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $8.71            N/A            N/A
    End of period                          $6.87           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.04           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.79          $11.83         $10.90          $10.20
    End of period                          $7.73           $13.72          $13.79         $11.83          $10.90
  Accumulation units outstanding
  at the end of period                     5,910           5,968           6,006           6,042            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $9.83            N/A            N/A
    End of period                          $6.30           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $10.10           N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.44           N/A            N/A
    End of period                          $9.78           $11.56          $11.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.70          $10.81         $10.37           N/A
    End of period                          $9.55           $12.37          $11.70         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.88          $15.45          $11.55         $11.24           N/A
    End of period                          $8.12           $12.88          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       38             345              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.97          $16.77           N/A             N/A            N/A
    End of period                          $10.41          $17.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       54              56             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $15.29          $13.96           N/A             N/A            N/A
    End of period                          $9.04           $15.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       64              65             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                    $28.94          $24.46          $23.44           N/A            N/A
    End of period                          $16.33          $28.94          $24.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $27.69           N/A             N/A             N/A            N/A
    End of period                          $16.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      626             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.07           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       25              35             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                    $18.10          $18.35          $16.66         $16.06           N/A
    End of period                          $10.82          $18.10          $18.35         $16.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $23.97           N/A             N/A             N/A            N/A
    End of period                          $14.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      138             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.98            N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,305          10,944           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.13           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              241             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $10.18           N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,245           1,680             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.19           N/A             N/A            N/A
    End of period                          $5.99           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,824            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $10.89         $10.26           N/A
    End of period                          $7.59           $11.57          $12.57         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       77             446              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                    $19.17          $18.27          $17.79         $17.68          $17.03
    End of period                          $17.83          $19.17          $18.27         $17.79          $17.68
  Accumulation units outstanding
  at the end of period                     1,678           2,325            491             491             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.76          $11.24         $10.51           N/A
    End of period                          $8.06           $12.87          $12.76         $11.24           N/A
  Accumulation units outstanding
  at the end of period                      142             142              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.09           N/A            N/A
    End of period                          $9.65           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $16.66          $15.26           N/A             N/A            N/A
    End of period                          $9.07           $16.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       58              61             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.15          $22.76           N/A             N/A            N/A
    End of period                          $13.16          $24.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              200             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $9.07            N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      245              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                    $15.15          $16.56           N/A             N/A            N/A
    End of period                          $9.13           $15.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      126             114             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.86           $4.39           $4.50           N/A
    End of period                          $3.55           $5.99           $5.86           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.21           N/A
    End of period                          $6.87           $10.19          $11.28         $10.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.97           N/A             N/A            N/A
    End of period                          $5.76           $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       89              86             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.02           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       96              81              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.78          $11.82         $10.90          $9.87
    End of period                          $7.72           $13.71          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                     13,355          17,901          3,609           3,609            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.70          $9.38            N/A            N/A
    End of period                          $6.30           $11.91          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       81            1,440             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.79          $10.50          $9.27           N/A
    End of period                          $7.23           $12.60          $10.79         $10.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $9.58            N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.68           N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      246             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      591             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.70          $13.50         $13.46          $13.03
    End of period                          $14.32          $14.55          $13.70         $13.50          $13.46
  Accumulation units outstanding
  at the end of period                     1,150            643             643             643             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                    $20.74          $22.80          $20.45         $18.74           N/A
    End of period                          $12.10          $20.74          $22.80         $20.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $19.86          $21.46          $19.36         $18.37           N/A
    End of period                          $10.28          $19.86          $21.46         $19.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $26.51          $25.10           N/A             N/A            N/A
    End of period                          $20.61          $26.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,829           8,878            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $21.29           N/A             N/A             N/A            N/A
    End of period                          $14.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      810             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $30.66          $28.37           N/A             N/A            N/A
    End of period                          $17.18          $30.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       63              66             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $42.19           N/A             N/A             N/A            N/A
    End of period                          $24.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       79             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $15.62          $15.81           N/A             N/A            N/A
    End of period                          $9.12           $15.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      121             118             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $11.28           N/A
    End of period                          $8.12           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.96          $16.69          $13.88         $12.79          $11.46
    End of period                          $10.40          $17.96          $16.69         $13.88          $12.79
  Accumulation units outstanding
  at the end of period                      372             350             740            1,047           353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.22          $11.56         $10.99          $10.41
    End of period                          $8.48           $13.88          $12.22         $11.56          $10.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.00          $12.47         $11.72          $11.15
    End of period                          $9.03           $15.29          $14.00         $12.47          $11.72
  Accumulation units outstanding
  at the end of period                      316             298             616             831            282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.66          $10.73          $9.94          $9.23
    End of period                          $8.68           $12.34          $11.66         $10.73          $9.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $28.92          $24.45          $22.00         $22.01          $21.71
    End of period                          $16.31          $28.92          $24.45         $22.00          $22.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $28.11          $26.12          $25.46         $24.80          $23.75
    End of period                          $16.30          $28.11          $26.12         $25.46          $24.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.09          $18.34          $16.65         $16.42          $15.47
    End of period                          $10.82          $18.09          $18.34         $16.65          $16.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.34          $22.14          $18.80         $18.70          $16.73
    End of period                          $14.73          $24.34          $22.14         $18.80          $18.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,279            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $9.88            N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,111           4,714             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $10.89         $10.73           N/A
    End of period                          $7.59           $11.57          $12.57         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.16          $18.26          $17.78         $17.67          $16.62
    End of period                          $17.81          $19.16          $18.26         $17.78          $17.67
  Accumulation units outstanding
  at the end of period                      809            5,795           6,802           7,521           580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.76          $11.24         $10.65           N/A
    End of period                          $8.06           $12.86          $12.76         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.00           N/A            N/A
    End of period                          $9.65           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.17          $11.72         $10.08          $8.85
    End of period                          $9.07           $16.66          $15.17         $11.72          $10.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.13          $22.80          $20.74         $19.92          $17.72
    End of period                          $13.15          $24.13          $22.80         $20.74          $19.92
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.02          $14.84         $14.78          $14.28
    End of period                          $16.37          $15.67          $15.02         $14.84          $14.78
  Accumulation units outstanding
  at the end of period                     1,439           1,566           2,693           3,184          1,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $9.48            N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.01          $19.90          $17.71         $16.60          $14.40
    End of period                          $11.38          $19.01          $19.90         $17.71          $16.60
  Accumulation units outstanding
  at the end of period                      331             284             725             920            405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.13          $16.56          $14.46         $14.09          $12.68
    End of period                          $9.12           $15.13          $16.56         $14.46          $14.09
  Accumulation units outstanding
  at the end of period                      312             268             528             706            235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.21          $11.09         $11.65          $10.10
    End of period                          $7.39           $11.64          $12.21         $11.09          $11.65
  Accumulation units outstanding
  at the end of period                     3,045           3,410           4,008           3,568          3,532

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.10          $10.92         $10.93          $10.62
    End of period                          $11.78          $11.59          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.86           $4.39           $4.43          $3.96
    End of period                          $3.55           $5.99           $5.86           $4.39          $4.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.59          $9.69
    End of period                          $6.86           $10.19          $11.28         $10.14          $10.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.98          $8.64           $9.34          $9.06
    End of period                          $5.76           $10.88          $10.98          $8.64          $9.34
  Accumulation units outstanding
  at the end of period                     3,699           3,574           5,127           4,407          4,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.00           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.62           $9.45           $8.25           $8.07          $7.47
    End of period                          $5.87           $9.62           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $14.29          $12.28         $11.80          $10.58
    End of period                          $5.60           $11.58          $14.29         $12.28          $11.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.55          $17.02          $12.39         $11.46          $9.46
    End of period                          $9.37           $18.55          $17.02         $12.39          $11.46
  Accumulation units outstanding
  at the end of period                     2,410           2,064           3,552           3,619          3,552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.53          $11.07         $10.49          $10.77
    End of period                          $9.16           $12.17          $11.53         $11.07          $10.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.82          $18.31          $14.87         $13.38          $11.80
    End of period                          $11.10          $19.82          $18.31         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                     2,008           2,185           2,501             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $10.90          $9.98
    End of period                          $7.72           $13.70          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                     2,665           2,695            843             480             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.69          $9.43            N/A            N/A
    End of period                          $6.30           $11.91          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.79          $10.50         $10.82          $10.47
    End of period                          $7.23           $12.60          $10.79         $10.50          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.69          $26.90          $22.71         $16.93          $14.24
    End of period                          $21.75          $35.69          $26.90         $22.71          $16.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.40          $13.05          $9.69          $8.30
    End of period                          $6.81           $13.80          $13.40         $13.05          $9.69
  Accumulation units outstanding
  at the end of period                     3,161           2,832           3,400           4,251          4,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $13.90         $12.66          $11.42
    End of period                          $9.64           $15.75          $14.95         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                       -             2,778           2,992           3,218            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.59         $10.34          $9.62
    End of period                          $7.52           $12.29          $11.95         $10.59          $10.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.05          $20.56          $19.15         $17.92          $15.65
    End of period                          $10.61          $18.05          $20.56         $19.15          $17.92
  Accumulation units outstanding
  at the end of period                     1,385           1,359           2,366           2,320          2,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.28          $13.26         $12.97          $11.47
    End of period                          $9.36           $14.66          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.60           $5.57          $5.22
    End of period                          $3.74           $6.74           $6.00           $5.60          $5.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $17.61          $15.03          $15.54         $11.42          $9.56
    End of period                          $9.08           $17.61          $15.03         $15.54          $11.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.10          $11.91         $11.07          $10.53
    End of period                          $7.99           $14.23          $13.10         $11.91          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.82          $14.22          $12.39         $11.11          $9.87
    End of period                          $8.60           $14.82          $14.22         $12.39          $11.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.19           N/A             N/A            N/A
    End of period                          $10.28          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      485             914             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.70          $13.50         $13.45          $13.03
    End of period                          $14.32          $14.54          $13.70         $13.50          $13.45
  Accumulation units outstanding
  at the end of period                     4,717           7,378           10,080         10,433          1,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.72          $22.79          $20.43         $19.15          $17.41
    End of period                          $12.09          $20.72          $22.79         $20.43          $19.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.62          $12.57         $12.60          $12.26
    End of period                          $8.97           $13.21          $13.62         $12.57          $12.60
  Accumulation units outstanding
  at the end of period                     2,775           4,499           1,510           1,624            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.85          $21.45          $19.35         $18.80          $17.61
    End of period                          $10.27          $19.85          $21.45         $19.35          $18.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.50          $25.14          $22.55         $21.84          $20.32
    End of period                          $20.60          $26.50          $25.14         $22.55          $21.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.69         $11.60          $11.68
    End of period                          $12.33          $12.31          $11.98         $11.69          $11.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.61          $20.43          $17.23         $16.24          $14.82
    End of period                          $14.12          $21.61          $20.43         $17.23          $16.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.64          $28.37          $25.45         $24.46          $22.80
    End of period                          $17.17          $30.64          $28.37         $25.45          $24.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $42.75          $37.19          $35.51         $31.73          $28.39
    End of period                          $24.88          $42.75          $37.19         $35.51          $31.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.61          $15.78          $13.41         $12.88          $11.57
    End of period                          $9.11           $15.61          $15.78         $13.41          $12.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.44          $11.55         $10.22           N/A
    End of period                          $8.10           $12.86          $15.44         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.18           N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,714           4,027           4,183            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.53           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $19.03          $18.15          $17.69         $17.58          $16.78
    End of period                          $17.69          $19.03          $18.15         $17.69          $17.58
  Accumulation units outstanding
  at the end of period                     3,754           3,781           3,800             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.37
    End of period                          $16.78          $15.08
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.75          $11.24         $10.15           N/A
    End of period                          $8.05           $12.85          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.00           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.94          $14.76         $14.71          $14.45
    End of period                          $16.26          $15.57          $14.94         $14.76          $14.71
  Accumulation units outstanding
  at the end of period                      398             398             398              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.85          $8.84            N/A            N/A
    End of period                          $6.86           $14.01          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.17          $11.06         $11.62          $9.73
    End of period                          $7.36           $11.59          $12.17         $11.06          $11.62
  Accumulation units outstanding
  at the end of period                      353             354             355              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $7.02            N/A
    End of period                          $9.73            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.76          $10.00           N/A            N/A
    End of period                          $5.15           $10.38          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,131           5,175           5,208            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $10.89          $9.84
    End of period                          $7.71           $13.68          $13.76         $11.82          $10.89
  Accumulation units outstanding
  at the end of period                     15,933          16,576          16,973            -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $9.82            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,610           10,138          10,410           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $35.54          $26.80          $22.63         $16.88          $12.92
    End of period                          $21.64          $35.54          $26.80         $22.63          $16.88
  Accumulation units outstanding
  at the end of period                      206             206             206              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.92           N/A
    End of period                          $12.92           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.16          $9.67            N/A            N/A
    End of period                          $7.07           $10.72          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $11.41          $10.30
    End of period                          $9.06           $17.58          $15.01         $15.53          $11.41
  Accumulation units outstanding
  at the end of period                     8,586           8,742           8,887             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.18          $12.37         $11.09          $9.86
    End of period                          $8.56           $14.77          $14.18         $12.37          $11.09
  Accumulation units outstanding
  at the end of period                       71              71              71             71              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.64          $13.45         $13.41          $13.09
    End of period                          $14.24          $14.47          $13.64         $13.45          $13.41
  Accumulation units outstanding
  at the end of period                      819             819             819              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.98
    End of period                          $13.09          $12.75
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.14          $13.56          $12.52         $12.56          $12.22
    End of period                          $8.92           $13.14          $13.56         $12.52          $12.56
  Accumulation units outstanding
  at the end of period                      284             284             284              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.45          $28.21          $25.31         $24.34          $22.69
    End of period                          $17.06          $30.45          $28.21         $25.31          $24.34
  Accumulation units outstanding
  at the end of period                       32              32              32             32              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $42.50          $36.99          $35.34         $31.60          $28.26
    End of period                          $24.73          $42.50          $36.99         $35.34          $31.60
  Accumulation units outstanding
  at the end of period                       25              25              25             25              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.55          $15.74          $13.37         $12.85          $11.55
    End of period                          $9.08           $15.55          $15.74         $13.37          $12.85
  Accumulation units outstanding
  at the end of period                       60              60              60             60              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.005%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1060)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.43          $12.64           N/A            N/A
    End of period                          $8.10           $12.86          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.58          $13.80         $12.76           N/A
    End of period                          $10.33          $17.84          $16.58         $13.80           N/A
  Accumulation units outstanding
  at the end of period                      293             293             293             293            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.96          $12.44         $11.32           N/A
    End of period                          $9.00           $15.23          $13.96         $12.44           N/A
  Accumulation units outstanding
  at the end of period                      237             237             237             237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.62           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $19.02          $18.14          $17.68         $17.61           N/A
    End of period                          $17.68          $19.02          $18.14         $17.68           N/A
  Accumulation units outstanding
  at the end of period                      520             520             520             520            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.24         $10.88           N/A
    End of period                          $8.05           $12.84          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.93          $14.75         $14.75           N/A
    End of period                          $16.25          $15.56          $14.93         $14.75           N/A
  Accumulation units outstanding
  at the end of period                      926             926             926             926            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(772)

  Accumulation unit value:
    Beginning of period                    $18.91          $19.81          $17.64         $16.19           N/A
    End of period                          $11.31          $18.91          $19.81         $17.64           N/A
  Accumulation units outstanding
  at the end of period                      334             334             334             334            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(772)

  Accumulation unit value:
    Beginning of period                    $15.06          $16.49          $14.40         $13.58           N/A
    End of period                          $9.07           $15.06          $16.49         $14.40           N/A
  Accumulation units outstanding
  at the end of period                      199             199             199             199            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.16          $11.05         $11.00           N/A
    End of period                          $7.35           $11.58          $12.16         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.90         $11.04           N/A
    End of period                          $11.73          $11.54          $11.07         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.23          $10.35           N/A            N/A
    End of period                          $6.83           $10.14          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.94          $8.61           $8.91           N/A
    End of period                          $5.73           $10.83          $10.94          $8.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.76          $11.78           N/A            N/A
    End of period                          $5.15           $10.38          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                    $18.46          $16.95          $12.34         $11.22           N/A
    End of period                          $9.31           $18.46          $16.95         $12.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $11.99           N/A
    End of period                          $7.70           $13.68          $13.76         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                    $35.50          $26.78          $22.62         $18.78           N/A
    End of period                          $21.62          $35.50          $26.78         $22.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.34          $13.00         $10.72           N/A
    End of period                          $6.78           $13.73          $13.34         $13.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                    $17.96          $20.47          $19.07         $17.26           N/A
    End of period                          $10.55          $17.96          $20.47         $19.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $12.45           N/A
    End of period                          $9.06           $17.58          $15.01         $15.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.63          $13.44         $13.40           N/A
    End of period                          $14.23          $14.46          $13.63         $13.44           N/A
  Accumulation units outstanding
  at the end of period                     1,695           1,695           1,695           1,695           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.55          $12.50         $12.35           N/A
    End of period                          $8.91           $13.13          $13.55         $12.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.79         $10.61           N/A
    End of period                          $9.52           $12.33          $11.68         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.88          $12.78           N/A            N/A
    End of period                          $10.50          $14.78          $13.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.90          $11.77           N/A            N/A
    End of period                          $12.24          $12.22          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,365           3,365             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.43          $11.55         $10.71           N/A
    End of period                          $8.10           $12.85          $15.43         $11.55           N/A
  Accumulation units outstanding
  at the end of period                      266             270             159              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.83          $16.57          $13.79         $12.71          $11.39
    End of period                          $10.32          $17.83          $16.57         $13.79          $12.71
  Accumulation units outstanding
  at the end of period                      428            1,081           1,837           2,091          1,733

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.19          $11.53         $10.97          $10.39
    End of period                          $8.45           $13.83          $12.19         $11.53          $10.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.95          $12.43         $11.70          $11.13
    End of period                          $9.00           $15.23          $13.95         $12.43          $11.70
  Accumulation units outstanding
  at the end of period                      367             936            1,670           1,663          1,398

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.61          $10.69          $9.91          $9.20
    End of period                          $8.63           $12.28          $11.61         $10.69          $9.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.85          $25.90          $25.26         $24.62          $23.58
    End of period                          $16.14          $27.85          $25.90         $25.26          $24.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.97          $18.23          $16.56         $16.34          $15.40
    End of period                          $10.74          $17.97          $18.23         $16.56          $16.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.18          $22.01          $18.70         $18.61          $16.65
    End of period                          $14.62          $24.18          $22.01         $18.70          $18.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.50           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,841           6,138            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.96            N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,825           10,159          3,295            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.98           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      532             551             344              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.01          $18.13          $17.67         $17.57          $16.53
    End of period                          $17.67          $19.01          $18.13         $17.67          $17.57
  Accumulation units outstanding
  at the end of period                      619             775            1,892           1,475           482

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.24         $11.13           N/A
    End of period                          $8.04           $12.84          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                      794             831             530              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.12           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.56          $15.09          $11.67         $10.04          $8.82
    End of period                          $9.01           $16.56          $15.09         $11.67          $10.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.95          $22.64          $20.61         $19.81          $17.63
    End of period                          $13.04          $23.95          $22.64         $20.61          $19.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.92          $14.74         $14.69          $14.20
    End of period                          $16.24          $15.55          $14.92         $14.74          $14.69
  Accumulation units outstanding
  at the end of period                      379             625            3,062           2,716           829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.84          $9.98            N/A            N/A
    End of period                          $6.86           $14.01          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      878             951             662             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.90          $19.81          $17.64         $16.54          $14.36
    End of period                          $11.31          $18.90          $19.81         $17.64          $16.54
  Accumulation units outstanding
  at the end of period                      481            1,159           1,966           1,973          1,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $15.05          $16.48          $14.40         $14.04          $12.64
    End of period                          $9.06           $15.05          $16.48         $14.40          $14.04
  Accumulation units outstanding
  at the end of period                      359             875            1,439           1,420          1,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.16          $11.05         $11.62          $10.07
    End of period                          $7.35           $11.58          $12.16         $11.05          $11.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.90         $10.92          $10.61
    End of period                          $11.73          $11.54          $11.07         $10.90          $10.92
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.83           $4.37           $4.42          $4.03
    End of period                          $3.52           $5.96           $5.83           $4.37          $4.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.23          $10.10         $10.56          $9.76
    End of period                          $6.83           $10.14          $11.23         $10.10          $10.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.93          $8.61           $9.31          $9.04
    End of period                          $5.73           $10.83          $10.93          $8.61          $9.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $9.97            N/A            N/A
    End of period                          $5.15           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.57           $9.41           $8.22           $8.04          $7.44
    End of period                          $5.83           $9.57           $9.41           $8.22          $8.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.51          $14.22          $12.22         $11.75          $10.55
    End of period                          $5.57           $11.51          $14.22         $12.22          $11.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.46          $16.95          $12.34         $11.43          $9.44
    End of period                          $9.31           $18.46          $16.95         $12.34          $11.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.48          $11.02         $10.45          $10.74
    End of period                          $9.11           $12.10          $11.48         $11.02          $10.45
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.75          $18.26          $14.83         $13.36          $11.78
    End of period                          $11.05          $19.75          $18.26         $14.83          $13.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.81         $10.89          $9.98
    End of period                          $7.70           $13.68          $13.76         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                     6,354           6,516           1,563             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $8.97            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,018           3,044           2,018            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.77          $10.50          $9.87           N/A
    End of period                          $7.21           $12.57          $10.77         $10.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.51          $26.78          $22.62         $16.87          $14.20
    End of period                          $21.62          $35.51          $26.78         $22.62          $16.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.33          $13.00          $9.66          $8.28
    End of period                          $6.78           $13.73          $13.33         $13.00          $9.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.60            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.91          $13.87         $12.63          $11.40
    End of period                          $9.60           $15.70          $14.91         $13.87          $12.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.91          $10.56         $10.32          $9.61
    End of period                          $7.48           $12.25          $11.91         $10.56          $10.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.96          $20.47          $19.07         $17.87          $15.61
    End of period                          $10.55          $17.96          $20.47         $19.07          $17.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.61          $15.23          $13.23         $12.95          $11.46
    End of period                          $9.32           $14.61          $15.23         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.71           $5.98           $5.57           $5.55          $5.21
    End of period                          $3.72           $6.71           $5.98           $5.57          $5.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $11.41          $10.46
    End of period                          $9.05           $17.58          $15.01         $15.53          $11.41
  Accumulation units outstanding
  at the end of period                     1,281           1,421             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.09          $11.90         $11.06          $10.78
    End of period                          $7.97           $14.20          $13.09         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.17          $12.36         $11.09          $9.85
    End of period                          $8.56           $14.76          $14.17         $12.36          $11.09
  Accumulation units outstanding
  at the end of period                      927             922             600              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.63          $13.43         $13.40          $12.97
    End of period                          $14.22          $14.45          $13.63         $13.43          $13.40
  Accumulation units outstanding
  at the end of period                     2,315           3,978           8,520           7,170          3,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.57          $22.63          $20.29         $19.04          $17.31
    End of period                          $11.99          $20.57          $22.63         $20.29          $19.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.55          $12.51         $12.55          $12.21
    End of period                          $8.91           $13.13          $13.55         $12.51          $12.55
  Accumulation units outstanding
  at the end of period                      861             888             529              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.70          $21.30          $19.22         $18.69          $17.52
    End of period                          $10.19          $19.70          $21.30         $19.22          $18.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.55          $14.61           N/A             N/A            N/A
    End of period                          $9.85           $15.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,806           3,610            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.77          $13.88           N/A             N/A            N/A
    End of period                          $10.50          $14.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,716          11,720           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.30          $24.96          $22.41         $21.71          $20.21
    End of period                          $20.43          $26.30          $24.96         $22.41          $21.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.90          $11.61         $11.54          $11.62
    End of period                          $12.23          $12.21          $11.90         $11.61          $11.54
  Accumulation units outstanding
  at the end of period                     3,948             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.54          $20.38          $17.20         $16.22          $14.81
    End of period                          $14.07          $21.54          $20.38         $17.20          $16.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.41          $28.18          $25.28         $24.32          $22.68
    End of period                          $17.03          $30.41          $28.18         $25.28          $24.32
  Accumulation units outstanding
  at the end of period                      724             748             199              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $42.45          $36.95          $35.30         $31.57          $28.25
    End of period                          $24.69          $42.45          $36.95         $35.30          $31.57
  Accumulation units outstanding
  at the end of period                      233             246             150              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.54          $15.73          $13.37         $12.85          $11.55
    End of period                          $9.07           $15.54          $15.73         $13.37          $12.85
  Accumulation units outstanding
  at the end of period                      586             604             357              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $11.13           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                    $28.58          $24.18          $21.78         $19.40           N/A
    End of period                          $16.10          $28.58          $24.18         $21.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.85            N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.69           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.76           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.01           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $9.98            N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.60
    End of period                          $11.71          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                      882            1,742           1,485           1,335            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.36           $4.12           N/A
    End of period                          $3.51           $5.94           $5.81           $4.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                    $10.11          $11.20          $10.07         $10.06           N/A
    End of period                          $6.80           $10.11          $11.20         $10.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.91          $8.59           $9.30          $9.02
    End of period                          $5.71           $10.79          $10.91          $8.59          $9.30
  Accumulation units outstanding
  at the end of period                     1,488           1,640           1,553           1,762            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $10.04           N/A            N/A
    End of period                          $5.14           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                    $11.48          $14.19          $12.20         $11.31           N/A
    End of period                          $5.55           $11.48          $14.19         $12.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.40          $16.90          $12.31         $11.40          $9.42
    End of period                          $9.28           $18.40          $16.90         $12.31          $11.40
  Accumulation units outstanding
  at the end of period                      959             979            1,065           1,254            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $9.87
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                     2,657           2,660           2,663           2,665            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $9.42            N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.30          $12.97          $9.64          $8.26
    End of period                          $6.75           $13.69          $13.30         $12.97          $9.64
  Accumulation units outstanding
  at the end of period                     1,271           1,318           1,323           1,174            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.60            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                    $6.69           $5.96           $5.56           $5.22           N/A
    End of period                          $3.71           $6.69           $5.96           $5.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                    $17.56          $15.00          $15.52         $11.41          $10.59
    End of period                          $9.04           $17.56          $15.00         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                     1,058           1,037           1,158           1,050            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $10.26           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.74          $16.49          $13.73         $12.66          $11.35
    End of period                          $10.26          $17.74          $16.49         $13.73          $12.66
  Accumulation units outstanding
  at the end of period                      359             359             780             814            826

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.51         $10.96          $10.38
    End of period                          $8.42           $13.79          $12.16         $11.51          $10.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.92          $12.41         $11.69          $11.12
    End of period                          $8.97           $15.19          $13.92         $12.41          $11.69
  Accumulation units outstanding
  at the end of period                      287             287             656             662            668

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.58          $10.67          $9.89          $9.19
    End of period                          $8.60           $12.24          $11.58         $10.67          $9.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $28.56          $24.16          $21.77         $21.80          $18.49
    End of period                          $16.09          $28.56          $24.16         $21.77          $21.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.71          $25.78          $25.15         $24.53          $23.50
    End of period                          $16.05          $27.71          $25.78         $25.15          $24.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.89          $18.16          $16.50         $16.29          $15.35
    End of period                          $10.69          $17.89          $18.16         $16.50          $16.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.07          $21.92          $18.63         $18.55          $16.60
    End of period                          $14.55          $24.07          $21.92         $18.63          $18.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.00           N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.43           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.92          $18.04          $17.59         $17.50          $16.47
    End of period                          $17.57          $18.92          $18.04         $17.59          $17.50
  Accumulation units outstanding
  at the end of period                      705             749             764             767            769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.15           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.49          $15.04          $11.63         $10.01          $8.80
    End of period                          $8.97           $16.49          $15.04         $11.63          $10.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.83          $22.53          $20.53         $19.73          $17.56
    End of period                          $12.97          $23.83          $22.53         $20.53          $19.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.85          $14.68         $14.64          $14.15
    End of period                          $16.15          $15.47          $14.85         $14.68          $14.64
  Accumulation units outstanding
  at the end of period                     1,347           1,523           1,564           1,565          1,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $10.00           N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.82          $19.73          $17.58         $16.49          $14.32
    End of period                          $11.26          $18.82          $19.73         $17.58          $16.49
  Accumulation units outstanding
  at the end of period                      810             810             844             852            860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.99          $16.42          $14.35         $14.00          $12.61
    End of period                          $9.02           $14.99          $16.42         $14.35          $14.00
  Accumulation units outstanding
  at the end of period                      409             390             695             722            725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.12          $11.02         $11.59          $10.05
    End of period                          $7.32           $11.54          $12.12         $11.02          $11.59
  Accumulation units outstanding
  at the end of period                      336             479             328             351            343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.60
    End of period                          $11.70          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                     6,980           7,691           8,081           8,402          3,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.36           $4.41          $4.02
    End of period                          $3.51           $5.94           $5.81           $4.36          $4.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.19          $10.07         $10.53          $9.74
    End of period                          $6.80           $10.10          $11.19         $10.07          $10.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.90          $8.59           $9.29          $9.02
    End of period                          $5.70           $10.79          $10.90          $8.59          $9.29
  Accumulation units outstanding
  at the end of period                     6,718           7,543           7,396           7,464           342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $10.08           N/A            N/A
    End of period                          $5.14           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.53           $9.37           $8.19           $8.02          $7.42
    End of period                          $5.81           $9.53           $9.37           $8.19          $8.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.48          $14.18          $12.20         $11.73          $10.53
    End of period                          $5.55           $11.48          $14.18         $12.20          $11.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.41          $16.91          $12.32         $11.41          $9.43
    End of period                          $9.29           $18.41          $16.91         $12.32          $11.41
  Accumulation units outstanding
  at the end of period                       -               98              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.45          $10.99         $10.43          $10.72
    End of period                          $9.08           $12.06          $11.45         $10.99          $10.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.26          $14.84         $13.37          $11.79
    End of period                          $11.04          $19.74          $18.26         $14.84          $13.37
  Accumulation units outstanding
  at the end of period                     1,066           2,101           1,137           1,224          1,312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $9.76
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                     2,061           2,693            926             969           1,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $10.04           N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              606              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.77          $10.49         $10.82          $10.12
    End of period                          $7.20           $12.56          $10.77         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.38          $26.70          $22.56         $16.83          $14.17
    End of period                          $21.54          $35.38          $26.70         $22.56          $16.83
  Accumulation units outstanding
  at the end of period                     1,020           1,071           1,118           1,170          1,227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.30          $12.97          $9.64          $8.26
    End of period                          $6.75           $13.68          $13.30         $12.97          $9.64
  Accumulation units outstanding
  at the end of period                      292             351             237             239            334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.30            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              168              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.88          $13.84         $12.62          $11.39
    End of period                          $9.58           $15.66          $14.88         $13.84          $12.62
  Accumulation units outstanding
  at the end of period                     1,816           2,064           1,935           2,028          2,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.89          $10.55         $10.31          $9.60
    End of period                          $7.46           $12.22          $11.89         $10.55          $10.31
  Accumulation units outstanding
  at the end of period                     6,381           8,080           5,160           5,462          5,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.92          $20.43          $19.05         $17.85          $15.60
    End of period                          $10.53          $17.92          $20.43         $19.05          $17.85
  Accumulation units outstanding
  at the end of period                       -               97              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.20          $13.21         $12.93          $11.44
    End of period                          $9.29           $14.58          $15.20         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                     1,123           1,379           1,166           1,242          1,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.68           $5.96           $5.56           $5.54          $5.20
    End of period                          $3.71           $6.68           $5.96           $5.56          $5.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $17.55          $15.00          $15.52         $11.41          $9.62
    End of period                          $9.04           $17.55          $15.00         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                     4,551           5,071           5,072           5,073            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.08          $11.90         $11.06          $9.77
    End of period                          $7.95           $14.19          $13.08         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                      843            1,454            925             968           1,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.14          $12.34         $11.07          $9.84
    End of period                          $8.53           $14.72          $14.14         $12.34          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.58          $13.39         $13.36          $12.94
    End of period                          $14.16          $14.40          $13.58         $13.39          $13.36
  Accumulation units outstanding
  at the end of period                     1,885           1,885           2,513           2,464          2,435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.46          $22.52          $20.21         $18.97          $17.25
    End of period                          $11.93          $20.46          $22.52         $20.21          $18.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.08          $13.50          $12.47         $12.51          $12.18
    End of period                          $8.87           $13.08          $13.50         $12.47          $12.51
  Accumulation units outstanding
  at the end of period                      190             172             177             188            189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.60          $21.20          $19.14         $18.62          $17.45
    End of period                          $10.13          $19.60          $21.20         $19.14          $18.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.17          $24.85          $22.32         $21.63          $20.14
    End of period                          $20.32          $26.17          $24.85         $22.32          $21.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.84          $11.56         $11.49          $11.57
    End of period                          $12.17          $12.15          $11.84         $11.56          $11.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.49          $20.35          $17.17         $16.21          $14.80
    End of period                          $14.04          $21.49          $20.35         $17.17          $16.21
  Accumulation units outstanding
  at the end of period                      288             283             312             358            394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.25          $28.05          $25.18         $24.22          $22.60
    End of period                          $16.94          $30.25          $28.05         $25.18          $24.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $42.23          $36.78          $35.15         $31.44          $28.15
    End of period                          $24.56          $42.23          $36.78         $35.15          $31.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.49          $15.68          $13.34         $12.82          $11.53
    End of period                          $9.04           $15.49          $15.68         $13.34          $12.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.055%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.72          $16.56           N/A             N/A            N/A
    End of period                          $10.26          $17.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      158             153             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.18           N/A             N/A            N/A
    End of period                          $8.42           $13.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      190             200             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.72           N/A             N/A            N/A
    End of period                          $8.03           $12.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      197             206             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.99          $16.40           N/A             N/A            N/A
    End of period                          $9.02           $14.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      164             168             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $30.23          $28.01           N/A             N/A            N/A
    End of period                          $16.93          $30.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       89              88             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.06%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $10.20           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.47          $13.72         $12.65          $11.34
    End of period                          $10.25          $17.71          $16.47         $13.72          $12.65
  Accumulation units outstanding
  at the end of period                     1,799           1,876           1,862           2,251          2,275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.51         $10.95          $10.38
    End of period                          $8.42           $13.79          $12.16         $11.51          $10.95
  Accumulation units outstanding
  at the end of period                      578             599              41              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.92          $12.41         $11.68          $11.12
    End of period                          $8.96           $15.18          $13.92         $12.41          $11.68
  Accumulation units outstanding
  at the end of period                     1,835           1,953           1,633           1,916          1,949

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.57          $10.66          $9.89          $9.19
    End of period                          $8.60           $12.24          $11.57         $10.66          $9.89
  Accumulation units outstanding
  at the end of period                     4,330           4,330           2,152           2,154          2,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                    $28.52          $24.14          $21.74         $21.78          $19.05
    End of period                          $16.07          $28.52          $24.14         $21.74          $21.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.67          $25.75          $25.13         $24.50          $23.48
    End of period                          $16.03          $27.67          $25.75         $25.13          $24.50
  Accumulation units outstanding
  at the end of period                       53              26              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      894             171             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.24           N/A             N/A            N/A
    End of period                          $6.49           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      316              64             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.87          $18.14          $16.48         $16.27          $15.34
    End of period                          $10.67          $17.87          $18.14         $16.48          $16.27
  Accumulation units outstanding
  at the end of period                      215              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $24.04          $21.89          $18.61         $18.53          $16.59
    End of period                          $14.53          $24.04          $21.89         $18.61          $18.53
  Accumulation units outstanding
  at the end of period                      376              19              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,293          11,774           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.14           N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,924           2,028            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $10.02           N/A            N/A
    End of period                          $7.44           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,611           3,867             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $9.99            N/A             N/A            N/A
    End of period                          $5.98           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,927           2,032            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.61           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     2,433           2,226            968             142            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.89          $18.02          $17.57         $17.48          $16.46
    End of period                          $17.55          $18.89          $18.02         $17.57          $17.48
  Accumulation units outstanding
  at the end of period                     13,062          6,729           3,703           2,848          2,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.15           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       65              52              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.02          $11.62         $10.00          $8.79
    End of period                          $8.96           $16.48          $15.02         $11.62          $10.00
  Accumulation units outstanding
  at the end of period                      819            1,832           1,378           1,323           173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.80          $22.51          $20.50         $19.71          $17.55
    End of period                          $12.95          $23.80          $22.51         $20.50          $19.71
  Accumulation units outstanding
  at the end of period                     1,541           1,469            807             790            777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.83          $14.66         $14.62          $14.14
    End of period                          $16.13          $15.46          $14.83         $14.66          $14.62
  Accumulation units outstanding
  at the end of period                     11,574          12,531          13,108         13,342          4,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $10.13           N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       75              53              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.81          $19.72          $17.57         $16.48          $14.31
    End of period                          $11.25          $18.81          $19.72         $17.57          $16.48
  Accumulation units outstanding
  at the end of period                     1,577           1,677           1,735           2,183          2,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.98          $16.41          $14.34         $13.99          $12.60
    End of period                          $9.01           $14.98          $16.41         $14.34          $13.99
  Accumulation units outstanding
  at the end of period                     1,541           1,642           1,348           1,579          1,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.11          $11.01         $11.58          $10.05
    End of period                          $7.31           $11.53          $12.11         $11.01          $11.58
  Accumulation units outstanding
  at the end of period                     5,809           8,824           8,446           8,311          8,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.04          $10.87         $10.90          $10.60
    End of period                          $11.69          $11.51          $11.04         $10.87          $10.90
  Accumulation units outstanding
  at the end of period                     4,324           4,863           4,945           5,242          7,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.81           $4.36           $4.40          $4.02
    End of period                          $3.51           $5.93           $5.81           $4.36          $4.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.19          $10.07         $10.53          $9.74
    End of period                          $6.80           $10.10          $11.19         $10.07          $10.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.89          $8.58           $9.29          $9.02
    End of period                          $5.70           $10.78          $10.89          $8.58          $9.29
  Accumulation units outstanding
  at the end of period                     8,067           11,423          10,679          9,474          9,340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.76          $10.06           N/A            N/A
    End of period                          $5.14           $10.36          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,651           3,668           2,811            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.53           $9.38           $8.19           $8.02          $7.43
    End of period                          $5.81           $9.53           $9.38           $8.19          $8.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.47          $14.17          $12.19         $11.73          $10.53
    End of period                          $5.55           $11.47          $14.17         $12.19          $11.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.38          $16.88          $12.30         $11.40          $9.41
    End of period                          $9.27           $18.38          $16.88         $12.30          $11.40
  Accumulation units outstanding
  at the end of period                     6,111           10,205          10,124          9,489          8,737

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.44          $10.99         $10.42          $10.72
    End of period                          $9.07           $12.05          $11.44         $10.99          $10.42
  Accumulation units outstanding
  at the end of period                      909             911             621              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.21          $14.80         $13.34          $11.77
    End of period                          $11.01          $19.69          $18.21         $14.80          $13.34
  Accumulation units outstanding
  at the end of period                     8,894           9,708           10,196         13,835          12,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.74          $11.81         $10.89          $9.92
    End of period                          $7.69           $13.66          $13.74         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                     94,486         120,516         120,054         37,869          3,784

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $10.04           N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,474           2,813             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.76          $10.49         $10.82          $10.21
    End of period                          $7.19           $12.55          $10.76         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.35          $26.68          $22.55         $16.82          $14.17
    End of period                          $21.52          $35.35          $26.68         $22.55          $16.82
  Accumulation units outstanding
  at the end of period                       63             995             978             980             23

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.29          $12.96          $9.64          $8.26
    End of period                          $6.74           $13.67          $13.29         $12.96          $9.64
  Accumulation units outstanding
  at the end of period                     6,471           11,373          11,374         11,166          9,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.58            N/A            N/A
    End of period                          $7.05           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.87          $13.84         $12.61          $11.39
    End of period                          $9.57           $15.65          $14.87         $13.84          $12.61
  Accumulation units outstanding
  at the end of period                     14,831          14,897          14,974         18,912          17,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.88          $10.54         $10.31          $9.60
    End of period                          $7.46           $12.21          $11.88         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                     23,399          24,385          24,638         34,481          32,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.69            N/A             N/A             N/A            N/A
    End of period                          $6.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      323             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.89          $20.39          $19.01         $17.82          $15.57
    End of period                          $10.50          $17.89          $20.39         $19.01          $17.82
  Accumulation units outstanding
  at the end of period                     3,477           5,600           5,574           5,371          5,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.57          $15.19          $13.20         $12.93          $11.44
    End of period                          $9.29           $14.57          $15.19         $13.20          $12.93
  Accumulation units outstanding
  at the end of period                     11,931          12,059          11,879         16,087          15,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.68           $5.95           $5.56           $5.54          $5.20
    End of period                          $3.70           $6.68           $5.95           $5.56          $5.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                    $17.55          $14.99          $15.52         $11.41          $10.02
    End of period                          $9.03           $17.55          $14.99         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                     9,906           9,949           9,981            115             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.07          $11.90         $11.06          $9.95
    End of period                          $7.95           $14.18          $13.07         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                     1,415           1,424           1,429            90              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.13          $12.33         $11.07          $9.84
    End of period                          $8.52           $14.71          $14.13         $12.33          $11.07
  Accumulation units outstanding
  at the end of period                      814             626             214             151            118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      790             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.08           N/A             N/A            N/A
    End of period                          $10.25          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,444            351             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.57          $13.38         $13.35          $12.93
    End of period                          $14.15          $14.38          $13.57         $13.38          $13.35
  Accumulation units outstanding
  at the end of period                     22,511          25,309          18,649         17,336          15,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.44          $22.50          $20.19         $18.95          $17.24
    End of period                          $11.91          $20.44          $22.50         $20.19          $18.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.07          $13.49          $12.46         $12.51          $12.17
    End of period                          $8.86           $13.07          $13.49         $12.46          $12.51
  Accumulation units outstanding
  at the end of period                     5,357           5,565           2,833             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.57          $21.17          $19.12         $18.61          $17.44
    End of period                          $10.12          $19.57          $21.17         $19.12          $18.61
  Accumulation units outstanding
  at the end of period                      314             310              24              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.13          $24.82          $22.29         $21.61          $20.12
    End of period                          $20.29          $26.13          $24.82         $22.29          $21.61
  Accumulation units outstanding
  at the end of period                      708            6,717           5,625           5,617          5,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.83          $11.55         $11.48          $11.56
    End of period                          $12.15          $12.14          $11.83         $11.55          $11.48
  Accumulation units outstanding
  at the end of period                     32,593          2,658           10,181            -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.48          $20.34          $17.17         $16.20          $14.80
    End of period                          $14.03          $21.48          $20.34         $17.17          $16.20
  Accumulation units outstanding
  at the end of period                      367             171             108             100             95

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.22          $28.01          $25.15         $24.20          $22.57
    End of period                          $16.92          $30.22          $28.01         $25.15          $24.20
  Accumulation units outstanding
  at the end of period                      248              53              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $42.18          $36.74          $35.11         $31.41          $28.12
    End of period                          $24.52          $42.18          $36.74         $35.11          $31.41
  Accumulation units outstanding
  at the end of period                      352            1,124            859             31              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.48          $15.67          $13.33         $12.82          $11.52
    End of period                          $9.03           $15.48          $15.67         $13.33          $12.82
  Accumulation units outstanding
  at the end of period                      892             871             798             118             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $11.54         $10.51           N/A
    End of period                          $8.07           $12.82          $15.41         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -              221              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.63          $16.40          $13.66         $12.60          $11.30
    End of period                          $10.19          $17.63          $16.40         $13.66          $12.60
  Accumulation units outstanding
  at the end of period                     1,389           1,507            168             177            320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.13          $11.49         $10.94          $10.37
    End of period                          $8.39           $13.75          $12.13         $11.49          $10.94
  Accumulation units outstanding
  at the end of period                      362             382             400             420             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.14          $13.89          $12.39         $11.67          $11.11
    End of period                          $8.94           $15.14          $13.89         $12.39          $11.67
  Accumulation units outstanding
  at the end of period                      168             178             186             195            260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.64          $9.87          $9.17
    End of period                          $8.57           $12.20          $11.54         $10.64          $9.87
  Accumulation units outstanding
  at the end of period                     1,653           1,755           1,934           2,353          2,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $28.38          $24.03          $21.65         $21.70          $21.08
    End of period                          $15.98          $28.38          $24.03         $21.65          $21.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.54          $25.63          $25.02         $24.41          $23.39
    End of period                          $15.94          $27.54          $25.63         $25.02          $24.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.79          $18.06          $16.42         $16.22          $15.29
    End of period                          $10.62          $17.79          $18.06         $16.42          $16.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.93          $21.81          $18.54         $18.47          $16.54
    End of period                          $14.46          $23.93          $21.81         $18.54          $18.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $9.95            N/A            N/A
    End of period                          $7.43           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,022           3,239             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.55           N/A
    End of period                          $7.55           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.94          $17.50         $17.42          $16.40
    End of period                          $17.45          $18.80          $17.94         $17.50          $17.42
  Accumulation units outstanding
  at the end of period                     4,287           5,446           3,458           1,787          1,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.23         $10.53           N/A
    End of period                          $8.02           $12.81          $12.73         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.17          $10.00           N/A            N/A
    End of period                          $9.61           $10.43          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.41          $14.97          $11.58          $9.98          $8.77
    End of period                          $8.92           $16.41          $14.97         $11.58          $9.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.68          $22.40          $20.42         $19.64          $17.48
    End of period                          $12.88          $23.68          $22.40         $20.42          $19.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.76          $14.60         $14.57          $14.08
    End of period                          $16.04          $15.38          $14.76         $14.60          $14.57
  Accumulation units outstanding
  at the end of period                     1,166           2,347           2,419           2,556          1,881

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $9.48            N/A            N/A
    End of period                          $6.84           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      781             860              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.74          $19.65          $17.51         $16.44          $14.28
    End of period                          $11.20          $18.74          $19.65         $17.51          $16.44
  Accumulation units outstanding
  at the end of period                      178             188             197             206            370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.91          $16.35          $14.29         $13.94          $12.56
    End of period                          $8.97           $14.91          $16.35         $14.29          $13.94
  Accumulation units outstanding
  at the end of period                      140             148             155             162            218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.07          $10.99         $11.56          $10.03
    End of period                          $7.29           $11.49          $12.07         $10.99          $11.56
  Accumulation units outstanding
  at the end of period                     2,876           12,720          12,370         11,527          1,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.02          $10.86         $10.89          $10.59
    End of period                          $11.66          $11.48          $11.02         $10.86          $10.89
  Accumulation units outstanding
  at the end of period                     1,804           4,659           5,637           5,584          3,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.79           $4.34           $4.39          $3.92
    End of period                          $3.49           $5.91           $5.79           $4.34          $4.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $10.06          $11.15          $10.04         $10.51          $9.78
    End of period                          $6.77           $10.06          $11.15         $10.04          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.86          $8.56           $9.27          $9.00
    End of period                          $5.68           $10.74          $10.86          $8.56          $9.27
  Accumulation units outstanding
  at the end of period                     3,064           13,526          14,525         15,041          2,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.75          $10.00           N/A            N/A
    End of period                          $5.14           $10.36          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,817           2,817           2,817            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.50           $9.35           $8.17           $8.00          $7.41
    End of period                          $5.78           $9.50           $9.35           $8.17          $8.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.43          $14.13          $12.16         $11.70          $10.38
    End of period                          $5.53           $11.43          $14.13         $12.16          $11.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.83          $12.27         $11.37          $9.39
    End of period                          $9.23           $18.31          $16.83         $12.27          $11.37
  Accumulation units outstanding
  at the end of period                     1,199           7,877           9,734          10,586          1,836

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.40          $10.96         $10.40          $10.48
    End of period                          $9.03           $12.01          $11.40         $10.96          $10.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.19          $14.79         $13.33          $11.77
    End of period                          $10.99          $19.66          $18.19         $14.79          $13.33
  Accumulation units outstanding
  at the end of period                     1,347           2,684           3,371           3,744          2,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.73          $11.80         $10.89          $9.77
    End of period                          $7.67           $13.64          $13.73         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                     45,755          50,546          38,900         48,202          1,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.68          $9.38            N/A            N/A
    End of period                          $6.27           $11.88          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.75          $10.48         $10.82          $10.46
    End of period                          $7.18           $12.54          $10.75         $10.48          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $35.23          $26.60          $22.49         $16.79          $15.14
    End of period                          $21.44          $35.23          $26.60         $22.49          $16.79
  Accumulation units outstanding
  at the end of period                      447             438             508             562             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.25          $12.92          $9.62          $8.24
    End of period                          $6.72           $13.62          $13.25         $12.92          $9.62
  Accumulation units outstanding
  at the end of period                     3,297           11,423          11,793         11,154          2,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.16          $9.45            N/A            N/A
    End of period                          $7.05           $10.70          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.82          $13.79         $12.58          $11.36
    End of period                          $9.53           $15.59          $14.82         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                      686            2,479           3,214           3,299          3,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $10.52         $10.30          $9.59
    End of period                          $7.44           $12.18          $11.86         $10.52          $10.30
  Accumulation units outstanding
  at the end of period                     2,359           4,994           6,577           6,737          6,941

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.82          $20.33          $18.96         $17.78          $15.54
    End of period                          $10.46          $17.82          $20.33         $18.96          $17.78
  Accumulation units outstanding
  at the end of period                       -             6,211           7,167           6,755          1,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.52          $15.15          $13.17         $12.90          $11.42
    End of period                          $9.25           $14.52          $15.15         $13.17          $12.90
  Accumulation units outstanding
  at the end of period                      282            2,055           2,601           2,679          2,713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $6.66           $5.93           $5.54           $5.52          $5.35
    End of period                          $3.69           $6.66           $5.93           $5.54          $5.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $17.53          $14.98          $15.51         $11.41          $10.70
    End of period                          $9.02           $17.53          $14.98         $15.51          $11.41
  Accumulation units outstanding
  at the end of period                     2,081           2,262           2,250            154             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.06          $11.89         $11.06          $9.80
    End of period                          $7.93           $14.16          $13.06         $11.89          $11.06
  Accumulation units outstanding
  at the end of period                      326             390             526             563            602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.09          $12.30         $11.05          $9.82
    End of period                          $8.50           $14.67          $14.09         $12.30          $11.05
  Accumulation units outstanding
  at the end of period                      180             190             199             209             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.52          $13.34         $13.32          $12.91
    End of period                          $14.09          $14.33          $13.52         $13.34          $13.32
  Accumulation units outstanding
  at the end of period                     2,632           4,138           4,126           4,123          2,783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $20.33          $22.39          $20.10         $18.88          $18.80
    End of period                          $11.85          $20.33          $22.39         $20.10          $18.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.01          $13.44          $12.42         $12.47          $12.14
    End of period                          $8.82           $13.01          $13.44         $12.42          $12.47
  Accumulation units outstanding
  at the end of period                      805             756             750             722            722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.48          $21.08          $19.04         $18.54          $17.38
    End of period                          $10.07          $19.48          $21.08         $19.04          $18.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.00          $24.70          $22.20         $21.53          $20.05
    End of period                          $20.18          $26.00          $24.70         $22.20          $21.53
  Accumulation units outstanding
  at the end of period                       -              116              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.79          $11.52         $11.46          $11.54
    End of period                          $12.10          $12.10          $11.79         $11.52          $11.46
  Accumulation units outstanding
  at the end of period                     1,705           1,793             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.44          $20.30          $17.14         $16.19          $14.79
    End of period                          $13.99          $21.44          $20.30         $17.14          $16.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.06          $27.88          $25.04         $24.11          $22.49
    End of period                          $16.83          $30.06          $27.88         $25.04          $24.11
  Accumulation units outstanding
  at the end of period                      235             243             245             246             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.97          $36.57          $34.96         $31.29          $28.02
    End of period                          $24.39          $41.97          $36.57         $34.96          $31.29
  Accumulation units outstanding
  at the end of period                      179             171             180             185             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.63          $13.30         $12.79          $11.50
    End of period                          $9.00           $15.43          $15.63         $13.30          $12.79
  Accumulation units outstanding
  at the end of period                     1,444           1,532           1,679           2,016          2,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $11.54         $10.74           N/A
    End of period                          $8.07           $12.82          $15.41         $11.54           N/A
  Accumulation units outstanding
  at the end of period                      238              -             1,905             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.60          $16.38          $13.65         $12.59          $11.29
    End of period                          $10.18          $17.60          $16.38         $13.65          $12.59
  Accumulation units outstanding
  at the end of period                     2,321           2,460           1,247            779            489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.13          $11.48         $10.94          $10.37
    End of period                          $8.39           $13.74          $12.13         $11.48          $10.94
  Accumulation units outstanding
  at the end of period                      313              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.88          $12.38         $11.66          $11.10
    End of period                          $8.93           $15.13          $13.88         $12.38          $11.66
  Accumulation units outstanding
  at the end of period                      509             502             749             638            431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.53          $10.63          $9.86          $9.17
    End of period                          $8.56           $12.19          $11.53         $10.63          $9.86
  Accumulation units outstanding
  at the end of period                     3,622           3,862           4,011             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                    $28.34          $24.00          $21.63         $21.68          $18.69
    End of period                          $15.96          $28.34          $24.00         $21.63          $21.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.50          $25.60          $25.00         $24.39          $23.37
    End of period                          $15.92          $27.50          $25.60         $25.00          $24.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,484           1,360            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.77          $18.05          $16.40         $16.21          $15.28
    End of period                          $10.61          $17.77          $18.05         $16.40          $16.21
  Accumulation units outstanding
  at the end of period                      919            1,022             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.90          $21.78          $18.52         $18.45          $16.53
    End of period                          $14.44          $23.90          $21.78         $18.52          $18.45
  Accumulation units outstanding
  at the end of period                      689             698             698              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.99            N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,973           9,251            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.83          $9.88            N/A            N/A
    End of period                          $7.43           $10.79          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,992           3,311             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.12           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,436           2,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.58           N/A
    End of period                          $7.54           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.92          $17.48         $17.40          $16.38
    End of period                          $17.43          $18.77          $17.92         $17.48          $17.40
  Accumulation units outstanding
  at the end of period                     4,763           5,646           5,577           1,278           272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.23         $10.74           N/A
    End of period                          $8.02           $12.81          $12.73         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     1,634           1,869           2,846             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.17          $10.00           N/A            N/A
    End of period                          $9.61           $10.43          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                      194              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.40          $14.96          $11.57          $9.97          $8.77
    End of period                          $8.91           $16.40          $14.96         $11.57          $9.97
  Accumulation units outstanding
  at the end of period                     1,828           1,638           2,251             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.65          $22.38          $20.39         $19.62          $17.47
    End of period                          $12.87          $23.65          $22.38         $20.39          $19.62
  Accumulation units outstanding
  at the end of period                       14              14              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.75          $14.59         $14.55          $14.07
    End of period                          $16.02          $15.36          $14.75         $14.59          $14.55
  Accumulation units outstanding
  at the end of period                     3,064           3,100           3,383           2,318           636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $9.98            N/A            N/A
    End of period                          $6.84           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              288              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.72          $19.63          $17.50         $16.43          $14.27
    End of period                          $11.19          $18.72          $19.63         $17.50          $16.43
  Accumulation units outstanding
  at the end of period                     1,144           1,131           1,033            905            499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.91          $16.34          $14.29         $13.94          $12.56
    End of period                          $8.96           $14.91          $16.34         $14.29          $13.94
  Accumulation units outstanding
  at the end of period                     1,015            980             866             766            363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.07          $10.98         $11.55          $10.02
    End of period                          $7.28           $11.48          $12.07         $10.98          $11.55
  Accumulation units outstanding
  at the end of period                     2,261           2,268           1,311             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.01          $10.85         $10.88          $10.59
    End of period                          $11.65          $11.48          $11.01         $10.85          $10.88
  Accumulation units outstanding
  at the end of period                     11,913          14,622          7,675           4,998           240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.79           $4.34           $4.39          $4.01
    End of period                          $3.49           $5.91           $5.79           $4.34          $4.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.05          $11.15          $10.03         $10.50          $9.72
    End of period                          $6.76           $10.05          $11.15         $10.03          $10.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.85          $8.55           $9.26          $8.99
    End of period                          $5.67           $10.73          $10.85          $8.55          $9.26
  Accumulation units outstanding
  at the end of period                     2,317           2,345           2,421            315            316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.06           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,442           5,632           4,803            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.49           $9.34           $8.16           $8.00          $7.41
    End of period                          $5.78           $9.49           $9.34           $8.16          $8.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.42          $14.12          $12.15         $11.69          $10.50
    End of period                          $5.52           $11.42          $14.12         $12.15          $11.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.30          $16.82          $12.26         $11.36          $9.39
    End of period                          $9.22           $18.30          $16.82         $12.26          $11.36
  Accumulation units outstanding
  at the end of period                       -              915             915              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.40          $10.95         $10.39          $10.69
    End of period                          $9.02           $12.00          $11.40         $10.95          $10.39
  Accumulation units outstanding
  at the end of period                      468             209             428             524            524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.63          $18.17          $14.77         $13.32          $11.75
    End of period                          $10.97          $19.63          $18.17         $14.77          $13.32
  Accumulation units outstanding
  at the end of period                     1,656           2,029           1,342            88              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.73          $11.80         $10.89          $9.68
    End of period                          $7.67           $13.63          $13.73         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                     40,977          43,227          56,618          1,404            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.68          $9.99            N/A            N/A
    End of period                          $6.27           $11.88          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,702           3,742            270             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.75          $10.48          $9.98           N/A
    End of period                          $7.18           $12.53          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.25           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,086            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.21          $26.58          $22.47         $16.78          $14.13
    End of period                          $21.42          $35.21          $26.58         $22.47          $16.78
  Accumulation units outstanding
  at the end of period                      443             447             283              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.24          $12.92          $9.61          $8.24
    End of period                          $6.71           $13.61          $13.24         $12.92          $9.61
  Accumulation units outstanding
  at the end of period                       64              64             654             64              64

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.16          $9.57            N/A            N/A
    End of period                          $7.05           $10.70          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.83          $13.81         $12.59          $11.37
    End of period                          $9.54           $15.60          $14.83         $13.81          $12.59
  Accumulation units outstanding
  at the end of period                     2,188             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.85          $10.52         $10.29          $9.59
    End of period                          $7.43           $12.17          $11.85         $10.52          $10.29
  Accumulation units outstanding
  at the end of period                     9,717           6,832           3,850           3,156          1,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.81          $20.31          $18.95         $17.77          $15.53
    End of period                          $10.45          $17.81          $20.31         $18.95          $17.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.53          $15.16          $13.18         $12.91          $11.43
    End of period                          $9.26           $14.53          $15.16         $13.18          $12.91
  Accumulation units outstanding
  at the end of period                     1,950           1,582             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.65           $5.93           $5.54           $5.52          $5.18
    End of period                          $3.68           $6.65           $5.93           $5.54          $5.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.98          $15.51         $11.41          $10.01
    End of period                          $9.02           $17.52          $14.98         $15.51          $11.41
  Accumulation units outstanding
  at the end of period                      543             900             550              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.06          $11.89         $11.06          $10.04
    End of period                          $7.93           $14.16          $13.06         $11.89          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.09          $12.30         $11.05          $9.83
    End of period                          $8.49           $14.67          $14.09         $12.30          $11.05
  Accumulation units outstanding
  at the end of period                     11,027          11,144          7,996           5,448          3,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      709             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.51          $13.33         $13.31          $12.89
    End of period                          $14.07          $14.31          $13.51         $13.33          $13.31
  Accumulation units outstanding
  at the end of period                     10,759          11,856          9,114           5,859          1,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.31          $22.37          $20.08         $18.86          $17.16
    End of period                          $11.83          $20.31          $22.37         $20.08          $18.86
  Accumulation units outstanding
  at the end of period                      595             595              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.00          $13.43          $12.41         $12.46          $12.13
    End of period                          $8.82           $13.00          $13.43         $12.41          $12.46
  Accumulation units outstanding
  at the end of period                     2,386           2,428           1,375            756            761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.45          $21.05          $19.02         $18.52          $17.36
    End of period                          $10.05          $19.45          $21.05         $19.02          $18.52
  Accumulation units outstanding
  at the end of period                      584             584              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.40          $14.48           N/A             N/A            N/A
    End of period                          $9.75           $15.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,285           1,559            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.63          $13.76           N/A             N/A            N/A
    End of period                          $10.39          $14.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,422           1,728            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.97          $24.68          $22.17         $21.51          $20.03
    End of period                          $20.16          $25.97          $24.68         $22.17          $21.51
  Accumulation units outstanding
  at the end of period                     2,439           2,701            134             153            153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.76          $11.49         $11.43          $11.51
    End of period                          $12.07          $12.06          $11.76         $11.49          $11.43
  Accumulation units outstanding
  at the end of period                     2,546           2,834           9,846             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.43          $20.29          $17.14         $16.18          $14.78
    End of period                          $13.98          $21.43          $20.29         $17.14          $16.18
  Accumulation units outstanding
  at the end of period                     1,086           1,411           1,865            189             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $30.03          $27.85          $25.02         $24.08          $22.47
    End of period                          $16.80          $30.03          $27.85         $25.02          $24.08
  Accumulation units outstanding
  at the end of period                     2,154           2,650           2,136            590             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.91          $36.52          $34.93         $31.26          $28.00
    End of period                          $24.36          $41.91          $36.52         $34.93          $31.26
  Accumulation units outstanding
  at the end of period                     4,085           4,316           2,368            673            783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.42          $15.62          $13.29         $12.79          $11.50
    End of period                          $8.99           $15.42          $15.62         $13.29          $12.79
  Accumulation units outstanding
  at the end of period                     1,532           1,862           1,295            582             74

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.75          $17.95           N/A             N/A            N/A
    End of period                          $17.40          $18.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      624             624             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.38          $15.03           N/A             N/A            N/A
    End of period                          $8.90           $16.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      416             416             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.70          $19.71           N/A             N/A            N/A
    End of period                          $11.17          $18.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      304             304             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.89          $16.31           N/A             N/A            N/A
    End of period                          $8.96           $14.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      367             367             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.41          $14.15           N/A             N/A            N/A
    End of period                          $5.51           $11.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      425             425             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.22           N/A             N/A            N/A
    End of period                          $10.97          $19.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      668             668             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.64           N/A             N/A            N/A
    End of period                          $7.67           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      864             864             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.51          $14.57           N/A             N/A            N/A
    End of period                          $9.01           $17.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             376             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.55           N/A             N/A            N/A
    End of period                          $14.05          $14.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227           1,227            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $25.94          $24.60           N/A             N/A            N/A
    End of period                          $20.13          $25.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      710             710             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.41          $15.63           N/A             N/A            N/A
    End of period                          $8.98           $15.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,154           1,154            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.40          $11.53         $10.13           N/A
    End of period                          $8.06           $12.81          $15.40         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               70              70             70             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.30          $13.59         $12.54          $11.25
    End of period                          $10.12          $17.51          $16.30         $13.59          $12.54
  Accumulation units outstanding
  at the end of period                     1,061           1,910           2,917           3,208          3,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.10          $11.46         $10.92          $10.36
    End of period                          $8.36           $13.71          $12.10         $11.46          $10.92
  Accumulation units outstanding
  at the end of period                     1,741           1,730            135             137            137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.85          $12.36         $11.65          $11.09
    End of period                          $8.91           $15.10          $13.85         $12.36          $11.65
  Accumulation units outstanding
  at the end of period                      856            1,556           2,162           2,348          2,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.50          $10.61          $9.84          $9.15
    End of period                          $8.53           $12.15          $11.50         $10.61          $9.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $28.20          $23.88          $21.54         $21.59          $19.45
    End of period                          $15.87          $28.20          $23.88         $21.54          $21.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.36          $25.48          $24.89         $24.29          $23.29
    End of period                          $15.83          $27.36          $25.48         $24.89          $24.29
  Accumulation units outstanding
  at the end of period                      996              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.14           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,566           2,548            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.97          $16.34         $16.15          $15.23
    End of period                          $10.55          $17.69          $17.97         $16.34          $16.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.80          $21.69          $18.46         $18.39          $16.48
    End of period                          $14.37          $23.80          $21.69         $18.46          $18.39
  Accumulation units outstanding
  at the end of period                      216              -              125             131             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,600          16,181           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $9.92            N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.51          $12.53          $10.87         $10.52           N/A
    End of period                          $7.53           $11.51          $12.53         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.68          $17.84          $17.41         $17.33          $16.32
    End of period                          $17.33          $18.68          $17.84         $17.41          $17.33
  Accumulation units outstanding
  at the end of period                     1,057            840            2,758           4,346          1,719

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.72          $11.23         $10.32           N/A
    End of period                          $8.00           $12.80          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.16          $10.00           N/A            N/A
    End of period                          $9.59           $10.43          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.33          $14.91          $11.54          $9.94          $8.75
    End of period                          $8.87           $16.33          $14.91         $11.54          $9.94
  Accumulation units outstanding
  at the end of period                     1,293           1,293            120             120            120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.53          $22.27          $20.31         $19.54          $17.41
    End of period                          $12.80          $23.53          $22.27         $20.31          $19.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.68          $14.52         $14.50          $14.02
    End of period                          $15.93          $15.28          $14.68         $14.52          $14.50
  Accumulation units outstanding
  at the end of period                      237             242            3,072           3,054          2,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $13.98          $10.83          $9.98            N/A            N/A
    End of period                          $6.83           $13.98          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      966             966              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.64          $19.56          $17.45         $16.38          $14.23
    End of period                          $11.14          $18.64          $19.56         $17.45          $16.38
  Accumulation units outstanding
  at the end of period                     1,225           1,996           2,532           2,746          2,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.85          $16.28          $14.24         $13.90          $12.53
    End of period                          $8.93           $14.85          $16.28         $14.24          $13.90
  Accumulation units outstanding
  at the end of period                      887            1,454           2,012           2,163          2,294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.03          $10.95         $11.53          $10.00
    End of period                          $7.25           $11.44          $12.03         $10.95          $11.53
  Accumulation units outstanding
  at the end of period                       -             3,255           3,410             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.84         $10.87          $10.58
    End of period                          $11.62          $11.45          $10.99         $10.84          $10.87
  Accumulation units outstanding
  at the end of period                       -              474             474             475            475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.77           $4.33           $4.38          $3.90
    End of period                          $3.48           $5.89           $5.77           $4.33          $4.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $10.02          $11.11          $10.01         $10.48          $9.72
    End of period                          $6.74           $10.02          $11.11         $10.01          $10.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.82          $8.53           $9.24          $8.98
    End of period                          $5.65           $10.70          $10.82          $8.53          $9.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.00           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.31           $8.14           $7.98          $7.38
    End of period                          $5.76           $9.45           $9.31           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $11.38          $14.08          $12.12         $11.67          $10.59
    End of period                          $5.50           $11.38          $14.08         $12.12          $11.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.24          $16.77          $12.23         $11.34          $9.37
    End of period                          $9.19           $18.24          $16.77         $12.23          $11.34
  Accumulation units outstanding
  at the end of period                       -             3,484           2,932             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.36          $10.92         $10.37          $10.67
    End of period                          $8.99           $11.96          $11.36         $10.92          $10.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.13          $14.75         $13.30          $11.74
    End of period                          $10.94          $19.59          $18.13         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                       -              435             436             436            437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.72          $11.79         $10.89          $9.62
    End of period                          $7.66           $13.62          $13.72         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     63,119          90,853          90,900         102,624           -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $9.75            N/A            N/A
    End of period                          $6.27           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.74          $10.48         $10.81          $9.94
    End of period                          $7.17           $12.52          $10.74         $10.48          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.09          $26.50          $22.42         $16.74          $14.10
    End of period                          $21.34          $35.09          $26.50         $22.42          $16.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.20          $12.88          $9.59          $8.22
    End of period                          $6.69           $13.56          $13.20         $12.88          $9.59
  Accumulation units outstanding
  at the end of period                       -             2,632           2,758             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.15          $9.45            N/A            N/A
    End of period                          $7.04           $10.69          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.80          $13.79         $12.58          $11.37
    End of period                          $9.51           $15.57          $14.80         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                       -              443             443             443            444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.83          $10.50         $10.28          $9.58
    End of period                          $7.41           $12.15          $11.83         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                       -              523             523             524            524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.75          $20.25          $18.90         $17.73          $15.50
    End of period                          $10.41          $17.75          $20.25         $18.90          $17.73
  Accumulation units outstanding
  at the end of period                       -             1,838           1,926             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.13          $13.15         $12.89          $11.42
    End of period                          $9.23           $14.49          $15.13         $13.15          $12.89
  Accumulation units outstanding
  at the end of period                       -              443             443             444            444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $6.63           $5.91           $5.52           $5.51          $5.11
    End of period                          $3.67           $6.63           $5.91           $5.52          $5.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.96          $15.50         $11.41          $9.56
    End of period                          $9.00           $17.50          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                     7,553           7,001           6,548           1,531            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.05          $11.88         $11.06          $10.10
    End of period                          $7.92           $14.14          $13.05         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     3,935           14,275          14,919         15,638            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $12.28         $11.03          $9.81
    End of period                          $8.47           $14.63          $14.06         $12.28          $11.03
  Accumulation units outstanding
  at the end of period                     1,439           1,439            191             197             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.46          $13.29         $13.27          $12.86
    End of period                          $14.01          $14.26          $13.46         $13.29          $13.27
  Accumulation units outstanding
  at the end of period                     4,474           3,751           10,861         13,070          9,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.21          $22.26          $20.00         $18.79          $17.10
    End of period                          $11.77          $20.21          $22.26         $20.00          $18.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.95          $13.38          $12.37         $12.43          $12.10
    End of period                          $8.78           $12.95          $13.38         $12.37          $12.43
  Accumulation units outstanding
  at the end of period                       -               -              202             196             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.35          $20.95          $18.94         $18.44          $17.30
    End of period                          $10.00          $19.35          $20.95         $18.94          $18.44
  Accumulation units outstanding
  at the end of period                      144             103              95             95              96

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,536            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.27          $11.66           N/A             N/A            N/A
    End of period                          $9.46           $12.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,502           9,502            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.84          $24.56          $22.08         $21.42          $19.96
    End of period                          $20.05          $25.84          $24.56         $22.08          $21.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.71          $11.44         $11.38          $11.47
    End of period                          $12.00          $12.00          $11.71         $11.44          $11.38
  Accumulation units outstanding
  at the end of period                     23,077          1,489             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.38          $20.26          $17.12         $16.17          $14.77
    End of period                          $13.95          $21.38          $20.26         $17.12          $16.17
  Accumulation units outstanding
  at the end of period                     1,279             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.87          $27.72          $24.91         $23.99          $22.39
    End of period                          $16.71          $29.87          $27.72         $24.91          $23.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.70          $36.35          $34.78         $31.14          $27.90
    End of period                          $24.22          $41.70          $36.35         $34.78          $31.14
  Accumulation units outstanding
  at the end of period                      131              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.58          $13.26         $12.76          $11.48
    End of period                          $8.96           $15.38          $15.58         $13.26          $12.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $12.80          $15.39          $11.53         $10.26           N/A
    End of period                          $8.06           $12.80          $15.39         $11.53           N/A
  Accumulation units outstanding
  at the end of period                      822              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.28          $13.57         $12.53          $11.24
    End of period                          $10.11          $17.49          $16.28         $13.57          $12.53
  Accumulation units outstanding
  at the end of period                     3,910           4,218           5,149           5,979          5,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.10          $11.46         $10.92          $10.35
    End of period                          $8.36           $13.70          $12.10         $11.46          $10.92
  Accumulation units outstanding
  at the end of period                     3,133           3,161           1,291           1,353           947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.85          $12.36         $11.65          $11.09
    End of period                          $8.90           $15.09          $13.85         $12.36          $11.65
  Accumulation units outstanding
  at the end of period                     3,030           2,812           3,977           4,695          4,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.49          $10.60          $9.84          $9.15
    End of period                          $8.52           $12.14          $11.49         $10.60          $9.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                    $28.16          $23.86          $21.51         $21.57          $19.07
    End of period                          $15.85          $28.16          $23.86         $21.51          $21.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.33          $25.45          $24.86         $24.27          $23.27
    End of period                          $15.81          $27.33          $25.45         $24.86          $24.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.67          $17.95          $16.33         $16.14          $15.22
    End of period                          $10.54          $17.67          $17.95         $16.33          $16.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.77          $21.67          $18.44         $18.38          $16.47
    End of period                          $14.36          $23.77          $21.67         $18.44          $18.38
  Accumulation units outstanding
  at the end of period                       81             192             192             196            196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,007           5,411            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,346           7,115            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $9.89            N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,663           4,487             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.00           N/A             N/A            N/A
    End of period                          $5.96           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,709           7,597            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $11.50          $12.53          $10.87         $10.55           N/A
    End of period                          $7.53           $11.50          $12.53         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     5,679           5,679             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.65          $17.82          $17.39         $17.31          $16.31
    End of period                          $17.31          $18.65          $17.82         $17.39          $17.31
  Accumulation units outstanding
  at the end of period                     7,871           8,415           8,019           7,704          6,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.72          $11.23         $10.65           N/A
    End of period                          $8.00           $12.79          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     1,810            740              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.59           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.89          $11.53          $9.94          $8.74
    End of period                          $8.86           $16.32          $14.89         $11.53          $9.94
  Accumulation units outstanding
  at the end of period                      268             612             367              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.50          $22.25          $20.29         $19.53          $17.39
    End of period                          $12.78          $23.50          $22.25         $20.29          $19.53
  Accumulation units outstanding
  at the end of period                       12              12             103             274            200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.66          $14.51         $14.48          $14.01
    End of period                          $15.91          $15.26          $14.66         $14.51          $14.48
  Accumulation units outstanding
  at the end of period                     9,071           9,862           13,691         13,811          11,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.97          $10.83          $10.13           N/A            N/A
    End of period                          $6.83           $13.97          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,262            475             475             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.63          $19.55          $17.43         $16.37          $14.22
    End of period                          $11.13          $18.63          $19.55         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                     4,114           4,253           8,466           5,873          5,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $16.27          $14.23         $13.89          $12.52
    End of period                          $8.92           $14.83          $16.27         $14.23          $13.89
  Accumulation units outstanding
  at the end of period                     2,951           2,646           3,664           4,251          3,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.02          $10.94         $11.52          $10.00
    End of period                          $7.25           $11.43          $12.02         $10.94          $11.52
  Accumulation units outstanding
  at the end of period                     12,346          14,397          14,813         13,778          10,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.83         $10.87          $10.57
    End of period                          $11.61          $11.44          $10.99         $10.83          $10.87
  Accumulation units outstanding
  at the end of period                     3,270           3,271           3,272           6,972          5,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.76           $4.33           $4.38          $4.00
    End of period                          $3.48           $5.88           $5.76           $4.33          $4.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.01          $11.10          $10.00         $10.47          $9.69
    End of period                          $6.73           $10.01          $11.10         $10.00          $10.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.81          $8.53           $9.24          $8.97
    End of period                          $5.65           $10.69          $10.81          $8.53          $9.24
  Accumulation units outstanding
  at the end of period                     14,146          16,606          16,938         16,541          11,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.75          $10.02           N/A            N/A
    End of period                          $5.13           $10.34          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,259           2,116             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.30           $8.14           $7.98          $7.39
    End of period                          $5.75           $9.45           $9.30           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.37          $14.07          $12.11         $11.66          $10.48
    End of period                          $5.49           $11.37          $14.07         $12.11          $11.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.22          $16.76          $12.22         $11.33          $9.37
    End of period                          $9.18           $18.22          $16.76         $12.22          $11.33
  Accumulation units outstanding
  at the end of period                     12,318          15,025          15,312         14,095          10,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.35          $10.92         $10.36          $10.67
    End of period                          $8.98           $11.95          $11.35         $10.92          $10.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.12          $14.75         $13.30          $11.74
    End of period                          $10.93          $19.58          $18.12         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                      378             379             509            4,275          4,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.71          $11.79         $10.89          $9.87
    End of period                          $7.65           $13.61          $13.71         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     37,135          33,981          22,058         19,675            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $10.13           N/A            N/A
    End of period                          $6.26           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,415           1,165           1,262            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.74          $10.48         $10.81          $9.85
    End of period                          $7.16           $12.51          $10.74         $10.48          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.15           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,337           1,412            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $35.06          $26.48          $22.40         $16.73          $14.10
    End of period                          $21.32          $35.06          $26.48         $22.40          $16.73
  Accumulation units outstanding
  at the end of period                       13              13             116             123            130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.19          $12.87          $9.58          $8.22
    End of period                          $6.68           $13.55          $13.19         $12.87          $9.58
  Accumulation units outstanding
  at the end of period                     13,332          15,856          16,193         15,972          12,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.15          $9.69            N/A            N/A
    End of period                          $7.04           $10.69          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.80          $13.78         $12.58          $11.36
    End of period                          $9.50           $15.56          $14.80         $13.78          $12.58
  Accumulation units outstanding
  at the end of period                      421             421             422            4,397          4,494

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.83          $10.50         $10.28          $9.58
    End of period                          $7.41           $12.14          $11.83         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                     1,108           1,758           6,986           6,666          6,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.18           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,056           2,514            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.74          $20.24          $18.89         $17.72          $15.50
    End of period                          $10.40          $17.74          $20.24         $18.89          $17.72
  Accumulation units outstanding
  at the end of period                     6,542           7,942           8,127           7,953          6,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.48          $15.12          $13.15         $12.89          $11.42
    End of period                          $9.22           $14.48          $15.12         $13.15          $12.89
  Accumulation units outstanding
  at the end of period                      906             906            4,798           4,476          4,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.62           $5.91           $5.52           $5.51          $5.17
    End of period                          $3.67           $6.62           $5.91           $5.52          $5.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $17.49          $14.96          $15.50         $11.41          $9.74
    End of period                          $9.00           $17.49          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                     1,238           1,178             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.04          $11.88         $11.06          $10.13
    End of period                          $7.91           $14.14          $13.04         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.05          $12.27         $11.03          $9.81
    End of period                          $8.46           $14.62          $14.05         $12.27          $11.03
  Accumulation units outstanding
  at the end of period                       -               -             4,305            291            149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $10.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      219             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.45          $13.28         $13.26          $12.85
    End of period                          $13.99          $14.24          $13.45         $13.28          $13.26
  Accumulation units outstanding
  at the end of period                     24,215          23,770          34,732         30,120          25,483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.18          $22.24          $19.97         $18.77          $17.08
    End of period                          $11.75          $20.18          $22.24         $19.97          $18.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.94          $13.37          $12.36         $12.42          $12.09
    End of period                          $8.77           $12.94          $13.37         $12.36          $12.42
  Accumulation units outstanding
  at the end of period                     1,051           1,408           1,189           1,204           822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.33          $20.93          $18.92         $18.43          $17.28
    End of period                          $9.98           $19.33          $20.93         $18.92          $18.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.56          $13.70           N/A             N/A            N/A
    End of period                          $10.33          $14.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,195           2,195            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.81          $24.53          $22.06         $21.40          $19.94
    End of period                          $20.02          $25.81          $24.53         $22.06          $21.40
  Accumulation units outstanding
  at the end of period                      707             857             162             163            162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.43         $11.37          $11.46
    End of period                          $11.98          $11.98          $11.69         $11.43          $11.37
  Accumulation units outstanding
  at the end of period                     32,053          23,050            -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.37          $20.25          $17.11         $16.17          $14.77
    End of period                          $13.94          $21.37          $20.25         $17.11          $16.17
  Accumulation units outstanding
  at the end of period                      320             320             320             320            299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.84          $27.69          $24.88         $23.97          $22.37
    End of period                          $16.69          $29.84          $27.69         $24.88          $23.97
  Accumulation units outstanding
  at the end of period                     1,373           2,138           1,258            382            144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.65          $36.31          $34.74         $31.11          $27.87
    End of period                          $24.19          $41.65          $36.31         $34.74          $31.11
  Accumulation units outstanding
  at the end of period                      232             535             297             145            131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.36          $15.57          $13.25         $12.76          $11.48
    End of period                          $8.95           $15.36          $15.57         $13.25          $12.76
  Accumulation units outstanding
  at the end of period                      403            1,901             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1239)

  Accumulation unit value:
    Beginning of period                    $9.88           $9.97            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,873          26,165           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1239)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00           N/A             N/A            N/A
    End of period                          $11.58          $11.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,300            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.61           N/A             N/A            N/A
    End of period                          $7.64           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,138            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $10.63           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       86            1,760             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.21          $13.52         $12.48          $11.20
    End of period                          $10.06          $17.40          $16.21         $13.52          $12.48
  Accumulation units outstanding
  at the end of period                      305             365             416             343            148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.07          $11.44         $10.90          $10.34
    End of period                          $8.33           $13.67          $12.07         $11.44          $10.90
  Accumulation units outstanding
  at the end of period                      734             734              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.82          $12.33         $11.63          $11.08
    End of period                          $8.87           $15.05          $13.82         $12.33          $11.63
  Accumulation units outstanding
  at the end of period                      371             514             346             282            118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.46          $10.58          $9.82          $9.14
    End of period                          $8.49           $12.11          $11.46         $10.58          $9.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $28.02          $23.75          $21.42         $21.49          $21.02
    End of period                          $15.77          $28.02          $23.75         $21.42          $21.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.19          $25.34          $24.76         $24.18          $23.19
    End of period                          $15.73          $27.19          $25.34         $24.76          $24.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $10.20           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             160             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.88          $16.27         $16.09          $15.18
    End of period                          $10.49          $17.59          $17.88         $16.27          $16.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.66          $21.58          $18.37         $18.32          $16.41
    End of period                          $14.29          $23.66          $21.58         $18.37          $18.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,226           1,226            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.01           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      493             493             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $9.93            N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $10.87         $10.28           N/A
    End of period                          $7.52           $11.49          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.73          $17.31         $17.25          $16.25
    End of period                          $17.22          $18.56          $17.73         $17.31          $17.25
  Accumulation units outstanding
  at the end of period                      457             457             873             642            246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.71          $11.23         $10.34           N/A
    End of period                          $7.99           $12.78          $12.71         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.58           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.25          $14.84          $11.49          $9.91          $8.72
    End of period                          $8.82           $16.25          $14.84         $11.49          $9.91
  Accumulation units outstanding
  at the end of period                      796             796              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.38          $22.14          $20.20         $19.45          $17.33
    End of period                          $12.71          $23.38          $22.14         $20.20          $19.45
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.59          $14.45         $14.43          $13.96
    End of period                          $15.82          $15.18          $14.59         $14.45          $14.43
  Accumulation units outstanding
  at the end of period                     1,166           1,428           1,581           1,151           435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $9.20            N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      135             239              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.55          $19.48          $17.38         $16.33          $14.19
    End of period                          $11.08          $18.55          $19.48         $17.38          $16.33
  Accumulation units outstanding
  at the end of period                      367             512             333             265            112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.77          $16.21          $14.19         $13.86          $12.49
    End of period                          $8.88           $14.77          $16.21         $14.19          $13.86
  Accumulation units outstanding
  at the end of period                      218             263             299             241             99

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.98          $10.92         $11.49          $9.98
    End of period                          $7.22           $11.39          $11.98         $10.92          $11.49
  Accumulation units outstanding
  at the end of period                     5,144           5,347           5,518             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.97          $10.81         $10.85          $10.56
    End of period                          $11.58          $11.41          $10.97         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.74           $4.31           $4.37          $4.26
    End of period                          $3.46           $5.85           $5.74           $4.31          $4.37
  Accumulation units outstanding
  at the end of period                     2,034           2,034             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.07          $9.97          $10.01           N/A
    End of period                          $6.70           $9.97           $11.07          $9.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.78          $8.51           $9.22          $8.95
    End of period                          $5.62           $10.65          $10.78          $8.51          $9.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.74          $10.00           N/A            N/A
    End of period                          $5.12           $10.34          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.41           $9.28           $8.12           $7.96          $7.37
    End of period                          $5.73           $9.41           $9.28           $8.12          $7.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.34          $14.02          $12.08         $11.64          $10.46
    End of period                          $5.47           $11.34          $14.02         $12.08          $11.64
  Accumulation units outstanding
  at the end of period                     1,790             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.71          $12.19         $11.31          $9.35
    End of period                          $9.15           $18.16          $16.71         $12.19          $11.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.89         $10.34          $10.65
    End of period                          $8.95           $11.91          $11.32         $10.89          $10.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.53          $18.09          $14.72         $13.28          $11.73
    End of period                          $10.90          $19.53          $18.09         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $9.70
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     9,862           12,998          19,534         14,469            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $10.00           N/A            N/A
    End of period                          $6.26           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      254             449              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.73          $10.47         $10.81          $10.40
    End of period                          $7.15           $12.50          $10.73         $10.47          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.94          $26.40          $22.34         $16.70          $14.07
    End of period                          $21.24          $34.94          $26.40         $22.34          $16.70
  Accumulation units outstanding
  at the end of period                      875             875              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.15          $12.84          $9.56          $8.20
    End of period                          $6.65           $13.51          $13.15         $12.84          $9.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.15          $9.66            N/A            N/A
    End of period                          $7.03           $10.68          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.77          $13.76         $12.56          $11.35
    End of period                          $9.48           $15.52          $14.77         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $10.48         $10.27          $9.57
    End of period                          $7.39           $12.11          $11.80         $10.48          $10.27
  Accumulation units outstanding
  at the end of period                      400             400              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.67          $20.18          $18.84         $17.68          $15.46
    End of period                          $10.36          $17.67          $20.18         $18.84          $17.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.45          $15.09          $13.13         $12.87          $11.41
    End of period                          $9.20           $14.45          $15.09         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.60           $5.89           $5.51           $5.49          $5.16
    End of period                          $3.65           $6.60           $5.89           $5.51          $5.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.95          $15.49         $11.41          $9.51
    End of period                          $8.98           $17.47          $14.95         $15.49          $11.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.03          $11.88         $11.06          $10.76
    End of period                          $7.90           $14.12          $13.03         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                      184             325             418             450             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.02          $12.25         $11.01          $9.80
    End of period                          $8.43           $14.58          $14.02         $12.25          $11.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.40          $13.24         $13.22          $12.82
    End of period                          $13.93          $14.19          $13.40         $13.24          $13.22
  Accumulation units outstanding
  at the end of period                     2,963           3,629           4,011           2,925          1,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $20.08          $22.13          $19.89         $18.56           N/A
    End of period                          $11.69          $20.08          $22.13         $19.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.89          $13.32          $12.32         $12.39          $12.06
    End of period                          $8.73           $12.89          $13.32         $12.32          $12.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.23          $20.83          $18.84         $18.36          $17.22
    End of period                          $9.93           $19.23          $20.83         $18.84          $18.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.67          $24.42          $21.96         $21.32          $19.87
    End of period                          $19.91          $25.67          $24.42         $21.96          $21.32
  Accumulation units outstanding
  at the end of period                       47              47              48             48              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.64          $11.38         $11.33          $11.42
    End of period                          $11.92          $11.92          $11.64         $11.38          $11.33
  Accumulation units outstanding
  at the end of period                      580             603              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.33          $20.22          $17.09         $16.15          $14.76
    End of period                          $13.91          $21.33          $20.22         $17.09          $16.15
  Accumulation units outstanding
  at the end of period                       60              57              59             62              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.69          $27.56          $24.78         $23.87          $22.29
    End of period                          $16.60          $29.69          $27.56         $24.78          $23.87
  Accumulation units outstanding
  at the end of period                       21              36              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.44          $36.14          $34.59         $30.99          $27.77
    End of period                          $24.06          $41.44          $36.14         $34.59          $30.99
  Accumulation units outstanding
  at the end of period                      109             192             247              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.53          $13.22         $12.73          $11.46
    End of period                          $8.92           $15.32          $15.53         $13.22          $12.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $10.22           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -              784              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.38          $16.19          $13.50         $12.47          $11.19
    End of period                          $10.04          $17.38          $16.19         $13.50          $12.47
  Accumulation units outstanding
  at the end of period                     10,032          9,578           11,708          6,407          2,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.06          $11.43         $10.90          $10.34
    End of period                          $8.33           $13.66          $12.06         $11.43          $10.90
  Accumulation units outstanding
  at the end of period                      219             232             246              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.81          $12.33         $11.63          $11.08
    End of period                          $8.87           $15.05          $13.81         $12.33          $11.63
  Accumulation units outstanding
  at the end of period                     4,220           5,599           5,844           4,490          2,341

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.57          $9.82          $9.13
    End of period                          $8.48           $12.10          $11.46         $10.57          $9.82
  Accumulation units outstanding
  at the end of period                      545             529             555             360             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                    $27.97          $23.70          $21.39         $21.45          $17.64
    End of period                          $15.74          $27.97          $23.70         $21.39          $21.45
  Accumulation units outstanding
  at the end of period                     2,821           1,131           1,184           1,242            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.16          $25.31          $24.73         $24.15          $23.16
    End of period                          $15.71          $27.16          $25.31         $24.73          $24.15
  Accumulation units outstanding
  at the end of period                      298             233             235              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $10.20           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,584           2,762            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.86          $16.25         $16.07          $15.16
    End of period                          $10.48          $17.57          $17.86         $16.25          $16.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.64          $21.56          $18.35         $18.30          $16.40
    End of period                          $14.27          $23.64          $21.56         $18.35          $18.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.99            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,147          30,524           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $9.84            N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,772           1,778             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.17           N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,405           4,429            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $10.87          $9.83           N/A
    End of period                          $7.52           $11.49          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     1,426           1,439           1,508           1,585           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.71          $17.30         $17.23          $16.24
    End of period                          $17.19          $18.54          $17.71         $17.30          $17.23
  Accumulation units outstanding
  at the end of period                     12,541          15,234          16,577         16,373          4,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.71          $11.22         $10.15           N/A
    End of period                          $7.99           $12.77          $12.71         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,557           1,564           8,627           6,598           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.58           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      775            1,112            573             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.24          $14.83          $11.48          $9.90          $8.71
    End of period                          $8.82           $16.24          $14.83         $11.48          $9.90
  Accumulation units outstanding
  at the end of period                     9,258           9,333           13,553          9,079            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.36          $22.12          $20.18         $19.43          $17.31
    End of period                          $12.69          $23.36          $22.12         $20.18          $19.43
  Accumulation units outstanding
  at the end of period                       85              91              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.58          $14.43         $14.41          $13.95
    End of period                          $15.80          $15.17          $14.58         $14.43          $14.41
  Accumulation units outstanding
  at the end of period                     24,053          27,059          30,174         29,594          7,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $10.13           N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,760           3,629            261             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.53          $19.46          $17.36         $16.31          $14.18
    End of period                          $11.07          $18.53          $19.46         $17.36          $16.31
  Accumulation units outstanding
  at the end of period                     4,378           4,968           6,733           5,053          2,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $16.19          $14.17         $13.85          $12.48
    End of period                          $8.87           $14.76          $16.19         $14.17          $13.85
  Accumulation units outstanding
  at the end of period                     3,692           3,413           4,762           3,593          2,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.98          $10.91         $11.49          $9.98
    End of period                          $7.21           $11.38          $11.98         $10.91          $11.49
  Accumulation units outstanding
  at the end of period                     8,072           11,627          12,173         11,906           459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.96          $10.81         $10.85          $10.56
    End of period                          $11.57          $11.41          $10.96         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                     1,785           3,146           3,581           3,526           919

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.74           $4.31           $4.37          $3.99
    End of period                          $3.46           $5.86           $5.74           $4.31          $4.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.06          $9.97          $10.44          $10.13
    End of period                          $6.70           $9.97           $11.06          $9.97          $10.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.77          $8.50           $9.21          $8.95
    End of period                          $5.62           $10.64          $10.77          $8.50          $9.21
  Accumulation units outstanding
  at the end of period                     12,328          15,582          17,033         18,136           671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $10.02           N/A            N/A
    End of period                          $5.12           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,193           1,097           8,826            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.41           $9.27           $8.11           $7.95          $7.37
    End of period                          $5.72           $9.41           $9.27           $8.11          $7.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.33          $14.01          $12.07         $11.63          $10.45
    End of period                          $5.47           $11.33          $14.01         $12.07          $11.63
  Accumulation units outstanding
  at the end of period                     4,256             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.14          $16.70          $12.18         $11.30          $9.35
    End of period                          $9.14           $18.14          $16.70         $12.18          $11.30
  Accumulation units outstanding
  at the end of period                     9,271           11,880          13,353         13,047           465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.88         $10.34          $10.64
    End of period                          $8.94           $11.90          $11.31         $10.88          $10.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.08          $14.72         $13.28          $11.73
    End of period                          $10.90          $19.52          $18.08         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                      902            2,243           1,961           1,765           194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $9.62
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                    119,337         158,575         185,474         129,649           -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $10.13           N/A            N/A
    End of period                          $6.26           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,411          15,620            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.73          $10.47         $10.81          $10.12
    End of period                          $7.15           $12.49          $10.73         $10.47          $10.81
  Accumulation units outstanding
  at the end of period                      593             848             892             870             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.33           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,246           2,171            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.91          $26.38          $22.33         $16.69          $14.06
    End of period                          $21.22          $34.91          $26.38         $22.33          $16.69
  Accumulation units outstanding
  at the end of period                     1,518           4,372           4,160           2,699            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.14          $12.83          $9.56          $8.20
    End of period                          $6.65           $13.49          $13.14         $12.83          $9.56
  Accumulation units outstanding
  at the end of period                     15,027          17,082          19,303         18,406           554

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.15          $9.28            N/A            N/A
    End of period                          $7.03           $10.68          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.76          $13.76         $12.56          $11.35
    End of period                          $9.47           $15.51          $14.76         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                     1,638           1,692           1,865           1,906           205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.80          $10.48         $10.26          $9.57
    End of period                          $7.38           $12.10          $11.80         $10.48          $10.26
  Accumulation units outstanding
  at the end of period                     2,099           2,265           2,232           1,741           747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.29           N/A             N/A            N/A
    End of period                          $6.00           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,493           1,402            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.66          $20.16          $18.83         $17.67          $15.46
    End of period                          $10.35          $17.66          $20.16         $18.83          $17.67
  Accumulation units outstanding
  at the end of period                     5,708           8,091           8,229           7,818           298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.44          $15.08          $13.12         $12.87          $11.40
    End of period                          $9.19           $14.44          $15.08         $13.12          $12.87
  Accumulation units outstanding
  at the end of period                      101             174             212             217            119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.59           $5.89           $5.50           $5.49          $5.16
    End of period                          $3.65           $6.59           $5.89           $5.50          $5.49
  Accumulation units outstanding
  at the end of period                     1,138           1,138             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                    $17.46          $14.94          $15.49         $11.41          $9.47
    End of period                          $8.98           $17.46          $14.94         $15.49          $11.41
  Accumulation units outstanding
  at the end of period                     11,105          12,627          8,875          13,447            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.03          $11.87         $11.06          $9.76
    End of period                          $7.90           $14.11          $13.03         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                     49,485          50,845          49,463         14,390            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.01          $12.24         $11.01          $9.80
    End of period                          $8.43           $14.57          $14.01         $12.24          $11.01
  Accumulation units outstanding
  at the end of period                     2,967           3,435           3,880           2,867            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.26           N/A             N/A            N/A
    End of period                          $10.22          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,422           3,495            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.39          $13.23         $13.22          $12.82
    End of period                          $13.92          $14.17          $13.39         $13.23          $13.22
  Accumulation units outstanding
  at the end of period                     54,414          58,974          69,231         65,692          19,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                    $20.05          $22.11          $19.87         $18.68          $16.58
    End of period                          $11.67          $20.05          $22.11         $19.87          $18.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.87          $13.31          $12.31         $12.38          $12.05
    End of period                          $8.72           $12.87          $13.31         $12.31          $12.38
  Accumulation units outstanding
  at the end of period                     3,778           4,590           3,818           3,862           605

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.20          $20.81          $18.82         $18.34          $17.20
    End of period                          $9.92           $19.20          $20.81         $18.82          $18.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,661            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.49          $13.64           N/A             N/A            N/A
    End of period                          $10.27          $14.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,456           2,599            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.64          $24.39          $21.94         $21.30          $19.85
    End of period                          $19.88          $25.64          $24.39         $21.94          $21.30
  Accumulation units outstanding
  at the end of period                       -               -              582             588            170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.62          $11.37         $11.32          $11.41
    End of period                          $11.90          $11.91          $11.62         $11.37          $11.32
  Accumulation units outstanding
  at the end of period                     39,198          38,307           245             235             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.31          $20.21          $17.08         $16.15          $14.76
    End of period                          $13.90          $21.31          $20.21         $17.08          $16.15
  Accumulation units outstanding
  at the end of period                     6,385           6,631           2,079           1,569            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.65          $27.53          $24.75         $23.85          $22.27
    End of period                          $16.58          $29.65          $27.53         $24.75          $23.85
  Accumulation units outstanding
  at the end of period                     4,563           5,185           1,178            900             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.39          $36.10          $34.56         $30.96          $27.75
    End of period                          $24.03          $41.39          $36.10         $34.56          $30.96
  Accumulation units outstanding
  at the end of period                     3,033           3,039           2,060           2,653            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.52          $13.22         $12.73          $11.45
    End of period                          $8.91           $15.30          $15.52         $13.22          $12.73
  Accumulation units outstanding
  at the end of period                      427             456              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.74           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.12          $14.12           N/A            N/A
    End of period                          $9.99           $17.30          $16.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.04          $11.42         $10.89          $10.33
    End of period                          $8.31           $13.63          $12.04         $11.42          $10.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.78          $12.31         $11.61          $11.07
    End of period                          $8.85           $15.01          $13.78         $12.31          $11.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.55          $9.80          $9.08
    End of period                          $8.46           $12.06          $11.43         $10.55          $9.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                    $27.86          $23.62          $21.32         $21.39          $19.44
    End of period                          $15.67          $27.86          $23.62         $21.32          $21.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                    $27.04          $25.20          $24.64         $23.35           N/A
    End of period                          $15.63          $27.04          $25.20         $24.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.80          $16.20         $16.02          $14.79
    End of period                          $10.43          $17.50          $17.80         $16.20          $16.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                    $23.54          $21.48          $20.64           N/A            N/A
    End of period                          $14.21          $23.54          $21.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $10.14           N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $10.87         $10.94           N/A
    End of period                          $7.51           $11.48          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.45          $17.64          $17.23         $17.17          $16.19
    End of period                          $17.11          $18.45          $17.64         $17.23          $17.17
  Accumulation units outstanding
  at the end of period                       -               -               -               6              38

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $10.70           N/A
    End of period                          $7.98           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.11           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.18          $14.78          $11.45          $9.88          $8.69
    End of period                          $8.78           $16.18          $14.78         $11.45          $9.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $23.25          $22.03          $19.51           N/A            N/A
    End of period                          $12.63          $23.25          $22.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.51          $14.38         $14.36          $14.07
    End of period                          $15.72          $15.10          $14.51         $14.38          $14.36
  Accumulation units outstanding
  at the end of period                       -               -               -              15              89

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $10.23           N/A            N/A
    End of period                          $6.82           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.47          $19.40          $17.32         $16.28          $14.15
    End of period                          $11.02          $18.47          $19.40         $17.32          $16.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $16.14          $14.14         $13.81          $12.46
    End of period                          $8.83           $14.71          $16.14         $14.14          $13.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.94          $10.88         $11.47          $9.96
    End of period                          $7.19           $11.35          $11.94         $10.88          $11.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.94          $10.80         $10.84          $10.50
    End of period                          $11.54          $11.38          $10.94         $10.80          $10.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.73           $4.92            N/A            N/A
    End of period                          $3.45           $5.84           $5.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                    $9.94           $11.03          $9.95           $9.54           N/A
    End of period                          $6.68           $9.94           $11.03          $9.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.74          $8.48           $9.19          $8.94
    End of period                          $5.60           $10.61          $10.74          $8.48          $9.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $10.10           N/A            N/A
    End of period                          $5.11           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.38           $9.24           $8.09           $7.94          $7.36
    End of period                          $5.70           $9.38           $9.24           $8.09          $7.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.29          $13.97          $12.04         $11.06           N/A
    End of period                          $5.45           $11.29          $13.97         $12.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.09          $16.65          $12.15         $11.28          $9.33
    End of period                          $9.11           $18.09          $16.65         $12.15          $11.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.85         $10.53           N/A
    End of period                          $8.91           $11.86          $11.28         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.48          $18.05          $14.70         $13.26          $11.72
    End of period                          $10.87          $19.48          $18.05         $14.70          $13.26
  Accumulation units outstanding
  at the end of period                       -               -               -               9              55

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.24
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.03            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.72          $10.46          $9.70           N/A
    End of period                          $7.14           $12.48          $10.72         $10.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $34.80          $26.31          $22.28         $16.65          $14.47
    End of period                          $21.15          $34.80          $26.31         $22.28          $16.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.10          $12.80          $9.54          $8.18
    End of period                          $6.63           $13.45          $13.10         $12.80          $9.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $9.44            N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.73          $13.74         $12.55          $11.36
    End of period                          $9.45           $15.48          $14.73         $13.74          $12.55
  Accumulation units outstanding
  at the end of period                       -               -               -              38             227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.78          $10.46         $10.25          $9.56
    End of period                          $7.36           $12.08          $11.78         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                       -               -               -              89             534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.61          $20.11          $18.78         $17.64          $15.43
    End of period                          $10.32          $17.61          $20.11         $18.78          $17.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.41          $15.05          $13.10         $12.86          $11.39
    End of period                          $9.17           $14.41          $15.05         $13.10          $12.86
  Accumulation units outstanding
  at the end of period                       -               -               -              10              57

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $6.58           $5.87           $5.49           $5.48          $4.98
    End of period                          $3.64           $6.58           $5.87           $5.49          $5.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                    $17.44          $14.93          $15.48         $12.63           N/A
    End of period                          $8.96           $17.44          $14.93         $15.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.02          $11.87         $10.87           N/A
    End of period                          $7.89           $14.10          $13.02         $11.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.98          $12.22         $10.99          $9.79
    End of period                          $8.40           $14.53          $13.98         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.35          $13.19         $13.18          $12.79
    End of period                          $13.87          $14.12          $13.35         $13.19          $13.18
  Accumulation units outstanding
  at the end of period                       -               -               -              24             146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.83          $13.27          $12.28         $12.35          $12.03
    End of period                          $8.69           $12.83          $13.27         $12.28          $12.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                    $19.12          $20.72          $18.75         $18.28           N/A
    End of period                          $9.87           $19.12          $20.72         $18.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.36           N/A
    End of period                          $9.65           $11.44          $11.01         $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.62          $10.76         $10.19           N/A
    End of period                          $9.42           $12.24          $11.62         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.53          $24.29          $21.86         $21.23          $19.79
    End of period                          $19.79          $25.53          $24.29         $21.86          $21.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.58          $11.33         $11.28          $11.29
    End of period                          $11.85          $11.86          $11.58         $11.33          $11.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.28          $20.18          $17.06         $16.14          $14.75
    End of period                          $13.87          $21.28          $20.18         $17.06          $16.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.52          $27.42          $24.66         $23.77          $22.20
    End of period                          $16.50          $29.52          $27.42         $24.66          $23.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.20          $35.95          $34.43         $30.86          $27.66
    End of period                          $23.91          $41.20          $35.95         $34.43          $30.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.26          $15.48          $13.19         $12.71          $11.44
    End of period                          $8.88           $15.26          $15.48         $13.19          $12.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.74           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                      109             101             109              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $27.85          $23.61          $21.31         $20.91           N/A
    End of period                          $15.66          $27.85          $23.61         $21.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.19          $24.63         $23.11           N/A
    End of period                          $15.62          $27.02          $25.19         $24.63           N/A
  Accumulation units outstanding
  at the end of period                      177             180             177              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.79          $16.19         $16.02          $15.41
    End of period                          $10.43          $17.49          $17.79         $16.19          $16.02
  Accumulation units outstanding
  at the end of period                      138             127             129              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $11.88           N/A
    End of period                          $15.41           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $23.51          $21.46          $18.27         $18.23          $15.69
    End of period                          $14.19          $23.51          $21.46         $18.27          $18.23
  Accumulation units outstanding
  at the end of period                       85              84              88              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $10.13           N/A
    End of period                          $15.69           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.99            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.94            N/A             N/A            N/A
    End of period                          $5.95           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      580             535             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $10.87         $10.80           N/A
    End of period                          $7.50           $11.48          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $11.12           N/A
    End of period                          $7.97           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.00           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $9.18            N/A            N/A
    End of period                          $6.81           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.72           $4.30           $4.06           N/A
    End of period                          $3.44           $5.84           $5.72           $4.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $9.94           $11.03          $9.94          $10.00           N/A
    End of period                          $6.67           $9.94           $11.03          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $9.98            N/A            N/A
    End of period                          $5.11           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $11.28          $13.97          $12.04         $10.92           N/A
    End of period                          $5.45           $11.28          $13.97         $12.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.22
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                     3,522           3,481           3,503           2,797            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.63            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $10.20           N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $6.57           $5.87           $5.49           $4.71           N/A
    End of period                          $3.63           $6.57           $5.87           $5.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.38          $13.22         $13.22          $12.94
    End of period                          $13.90          $14.16          $13.38         $13.22          $13.22
  Accumulation units outstanding
  at the end of period                      679             765             711              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $12.83           N/A
    End of period                          $12.94           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $19.95          $22.00          $19.78         $18.39           N/A
    End of period                          $11.61          $19.95          $22.00         $19.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.57          $11.32         $11.26           N/A
    End of period                          $11.84          $11.85          $11.57         $11.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $41.21          $35.96          $34.43         $30.87          $26.74
    End of period                          $23.91          $41.21          $35.96         $34.43          $30.87
  Accumulation units outstanding
  at the end of period                       76              80              82              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $18.45           N/A
    End of period                          $26.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.51           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -              163              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.10          $13.43         $12.41          $11.14
    End of period                          $9.97           $17.27          $16.10         $13.43          $12.41
  Accumulation units outstanding
  at the end of period                      462            2,322           2,415           2,663           161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.03          $11.41         $10.88          $10.33
    End of period                          $8.30           $13.62          $12.03         $11.41          $10.88
  Accumulation units outstanding
  at the end of period                       -              695              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.77          $12.31         $11.61          $11.06
    End of period                          $8.84           $15.00          $13.77         $12.31          $11.61
  Accumulation units outstanding
  at the end of period                      408            1,816           2,092           2,252           133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.42          $10.54          $9.79          $9.11
    End of period                          $8.45           $12.05          $11.42         $10.54          $9.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $27.81          $23.58          $21.29         $21.36          $18.88
    End of period                          $15.64          $27.81          $23.58         $21.29          $21.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.99          $25.16          $24.60         $24.04          $23.06
    End of period                          $15.60          $26.99          $25.16         $24.60          $24.04
  Accumulation units outstanding
  at the end of period                       90             509             510             390             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.00           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      816             355             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.77          $16.18         $16.01          $15.11
    End of period                          $10.41          $17.47          $17.77         $16.18          $16.01
  Accumulation units outstanding
  at the end of period                       -              500              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.50          $21.45          $18.27         $18.23          $16.34
    End of period                          $14.18          $23.50          $21.45         $18.27          $18.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.97            N/A             N/A            N/A
    End of period                          $6.17           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,522           7,341            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.93            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       76             529              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.17           N/A             N/A            N/A
    End of period                          $5.95           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              926             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $11.47          $12.51          $10.87         $10.47           N/A
    End of period                          $7.50           $11.47          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      428            1,372           1,301            918            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.42          $17.61          $17.20         $17.15          $16.16
    End of period                          $17.08          $18.42          $17.61         $17.20          $17.15
  Accumulation units outstanding
  at the end of period                      384            3,100           3,245           3,228            98

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $10.68           N/A
    End of period                          $7.97           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                      711             711              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.00           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       82            1,006             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.16          $14.76          $11.44          $9.87          $8.69
    End of period                          $8.77           $16.16          $14.76         $11.44          $9.87
  Accumulation units outstanding
  at the end of period                      517            1,111            596             441             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.99          $20.07         $19.34          $17.23
    End of period                          $12.61          $23.21          $21.99         $20.07          $19.34
  Accumulation units outstanding
  at the end of period                       -              379              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.49          $14.35         $14.34          $13.88
    End of period                          $15.70          $15.07          $14.49         $14.35          $14.34
  Accumulation units outstanding
  at the end of period                     6,157           7,118           7,397           6,882           190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $7.94            N/A            N/A
    End of period                          $6.81           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       60             289              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.44          $19.37          $17.30         $16.26          $14.14
    End of period                          $11.01          $18.44          $19.37         $17.30          $16.26
  Accumulation units outstanding
  at the end of period                      620            2,572           2,818           2,936            92

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.69          $16.12          $14.12         $13.80          $12.44
    End of period                          $8.82           $14.69          $16.12         $14.12          $13.80
  Accumulation units outstanding
  at the end of period                      471            1,775           1,940           2,127           193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.93          $10.87         $11.46          $9.95
    End of period                          $7.18           $11.33          $11.93         $10.87          $11.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.93          $10.79         $10.83          $10.55
    End of period                          $11.53          $11.37          $10.93         $10.79          $10.83
  Accumulation units outstanding
  at the end of period                       -              859              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.72           $4.30           $4.35          $3.98
    End of period                          $3.44           $5.83           $5.72           $4.30          $4.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $9.93           $11.02          $9.94          $10.41          $9.65
    End of period                          $6.67           $9.93           $11.02          $9.94          $10.41
  Accumulation units outstanding
  at the end of period                       38              38              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.73          $8.47           $9.19          $8.93
    End of period                          $5.59           $10.60          $10.73          $8.47          $9.19
  Accumulation units outstanding
  at the end of period                       74             549              76             76              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.74          $10.02           N/A            N/A
    End of period                          $5.11           $10.32          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       87             821              89             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.37           $9.23           $8.08           $7.93          $7.35
    End of period                          $5.69           $9.37           $9.23           $8.08          $7.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.28          $13.96          $12.03         $11.60          $10.43
    End of period                          $5.44           $11.28          $13.96         $12.03          $11.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.07          $16.63          $12.14         $11.27          $9.32
    End of period                          $9.09           $18.07          $16.63         $12.14          $11.27
  Accumulation units outstanding
  at the end of period                      758             824             769              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.85         $10.31          $10.61
    End of period                          $8.90           $11.85          $11.27         $10.85          $10.31
  Accumulation units outstanding
  at the end of period                       70              70              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.03          $14.69         $13.26          $11.71
    End of period                          $10.86          $19.46          $18.03         $14.69          $13.26
  Accumulation units outstanding
  at the end of period                      421             495             487             344             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.68          $11.78         $10.89          $9.68
    End of period                          $7.62           $13.57          $13.68         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                     6,422           6,653           5,762            217             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.41            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      100             101             102             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.71          $10.46         $10.81          $10.77
    End of period                          $7.13           $12.47          $10.71         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                    $11.50          $9.62            N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,314           1,859            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.76          $26.28          $22.26         $16.64          $14.03
    End of period                          $21.12          $34.76          $26.28         $22.26          $16.64
  Accumulation units outstanding
  at the end of period                     1,197           2,457           2,390            904             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.09          $12.79          $9.53          $8.18
    End of period                          $6.62           $13.44          $13.09         $12.79          $9.53
  Accumulation units outstanding
  at the end of period                     1,023           2,485           2,473           1,372            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $9.61            N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.72          $13.73         $12.54          $11.34
    End of period                          $9.44           $15.47          $14.72         $13.73          $12.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.77          $10.46         $10.25          $9.56
    End of period                          $7.36           $12.07          $11.77         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.24            N/A             N/A            N/A
    End of period                          $6.00           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              579             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.58          $20.09          $18.77         $17.62          $15.42
    End of period                          $10.30          $17.58          $20.09         $18.77          $17.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.04          $13.10         $12.85          $11.39
    End of period                          $9.16           $14.40          $15.04         $13.10          $12.85
  Accumulation units outstanding
  at the end of period                       -              300              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.57           $5.86           $5.48           $5.48          $5.15
    End of period                          $3.63           $6.57           $5.86           $5.48          $5.48
  Accumulation units outstanding
  at the end of period                       -              719              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                    $17.43          $14.93          $15.48         $11.41          $9.57
    End of period                          $8.96           $17.43          $14.93         $15.48          $11.41
  Accumulation units outstanding
  at the end of period                     3,536           3,841           3,766            206             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.01          $11.87         $11.06          $10.41
    End of period                          $7.88           $14.09          $13.01         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                     4,109           4,320           4,383             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.97          $12.22         $10.99          $9.78
    End of period                          $8.39           $14.52          $13.97         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                      116             429             116             116             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      477             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.33          $13.17         $13.17          $12.78
    End of period                          $13.84          $14.10          $13.33         $13.17          $13.17
  Accumulation units outstanding
  at the end of period                     2,486           11,014          11,562         11,098           367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.93          $21.98          $19.76         $18.59          $16.93
    End of period                          $11.59          $19.93          $21.98         $19.76          $18.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.81          $13.25          $12.26         $12.34          $12.01
    End of period                          $8.67           $12.81          $13.25         $12.26          $12.34
  Accumulation units outstanding
  at the end of period                      104             282             104             105             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.08          $20.69          $18.72         $18.25          $17.13
    End of period                          $9.85           $19.08          $20.69         $18.72          $18.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.25          $21.82         $21.20          $19.76
    End of period                          $19.75          $25.48          $24.25         $21.82          $21.20
  Accumulation units outstanding
  at the end of period                       41              32              51             39              27

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.56          $11.31         $11.26          $11.36
    End of period                          $11.82          $11.83          $11.56         $11.31          $11.26
  Accumulation units outstanding
  at the end of period                      273            11,217          7,177             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.28          $20.19          $17.07         $16.15          $14.76
    End of period                          $13.87          $21.28          $20.19         $17.07          $16.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.46          $27.37          $24.62         $23.74          $22.17
    End of period                          $16.46          $29.46          $27.37         $24.62          $23.74
  Accumulation units outstanding
  at the end of period                      157             157             144             144             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $41.13          $35.89          $34.37         $30.81          $27.62
    End of period                          $23.86          $41.13          $35.89         $34.37          $30.81
  Accumulation units outstanding
  at the end of period                      296             501             510             328             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.47          $13.18         $12.70          $11.43
    End of period                          $8.87           $15.25          $15.47         $13.18          $12.70
  Accumulation units outstanding
  at the end of period                       51              51              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.36          $11.52         $10.21           N/A
    End of period                          $8.02           $12.76          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.02          $13.37         $12.36          $11.10
    End of period                          $9.92           $17.19          $16.02         $13.37          $12.36
  Accumulation units outstanding
  at the end of period                      100             131             128             143            158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.01          $11.39         $10.87          $10.32
    End of period                          $8.28           $13.59          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.73          $12.27         $11.58          $11.04
    End of period                          $8.80           $14.95          $13.73         $12.27          $11.58
  Accumulation units outstanding
  at the end of period                       81              89             109             118            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.39          $10.52          $9.78          $9.10
    End of period                          $8.42           $12.02          $11.39         $10.52          $9.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $27.69          $23.49          $21.21         $19.14           N/A
    End of period                          $15.57          $27.69          $23.49         $21.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.86          $25.05          $24.51         $23.95          $22.99
    End of period                          $15.52          $26.86          $25.05         $24.51          $23.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.40          $17.71          $16.12         $15.96          $15.07
    End of period                          $10.37          $17.40          $17.71         $16.12          $15.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.41          $21.37          $18.21         $18.17          $16.30
    End of period                          $14.12          $23.41          $21.37         $18.21          $18.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.03           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      764             765             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $10.86         $10.78           N/A
    End of period                          $7.49           $11.46          $12.50         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.34          $17.54          $17.14         $17.09          $16.11
    End of period                          $17.00          $18.34          $17.54         $17.14          $17.09
  Accumulation units outstanding
  at the end of period                      163             245             280             266            256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.69          $11.22         $11.13           N/A
    End of period                          $7.96           $12.75          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.10          $14.72          $11.41          $9.84          $8.67
    End of period                          $8.73           $16.10          $14.72         $11.41          $9.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                    $23.10          $21.90          $19.63           N/A            N/A
    End of period                          $12.54          $23.10          $21.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.43          $14.30         $14.30          $13.84
    End of period                          $15.62          $15.00          $14.43         $14.30          $14.30
  Accumulation units outstanding
  at the end of period                      275             445             509             477            450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $10.60           N/A            N/A
    End of period                          $6.81           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       63              63              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.38          $19.31          $17.25         $16.22          $14.11
    End of period                          $10.96          $18.38          $19.31         $17.25          $16.22
  Accumulation units outstanding
  at the end of period                      131             118             155             166            180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.64          $16.07          $14.08         $13.77          $12.42
    End of period                          $8.79           $14.64          $16.07         $14.08          $13.77
  Accumulation units outstanding
  at the end of period                       78              89              94             101            107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.92          $10.87         $11.46          $9.95
    End of period                          $7.17           $11.32          $11.92         $10.87          $11.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.54
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.29           $4.35          $4.33
    End of period                          $3.43           $5.81           $5.70           $4.29          $4.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.99          $9.91          $10.11           N/A
    End of period                          $6.64           $9.89           $10.99          $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.70          $8.45           $9.17          $8.91
    End of period                          $5.57           $10.57          $10.70          $8.45          $9.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.73          $10.00           N/A            N/A
    End of period                          $5.11           $10.32          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             207              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                    $9.34           $9.21           $8.06           $7.91          $7.24
    End of period                          $5.68           $9.34           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.92          $12.62           N/A            N/A
    End of period                          $5.42           $11.24          $13.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.62          $12.14         $11.27          $9.32
    End of period                          $9.08           $18.05          $16.62         $12.14          $11.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.24          $10.82         $10.29          $10.60
    End of period                          $8.87           $11.81          $11.24         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.00          $14.67         $13.24          $11.70
    End of period                          $10.83          $19.42          $18.00         $14.67          $13.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $10.65
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                      160             160              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.57            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.71          $10.46         $10.81          $10.44
    End of period                          $7.12           $12.46          $10.71         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                    $34.65          $26.21          $22.20         $16.61          $13.99
    End of period                          $21.04          $34.65          $26.21         $22.20          $16.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.09          $12.79          $9.54          $8.18
    End of period                          $6.61           $13.43          $13.09         $12.79          $9.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.14          $9.67            N/A            N/A
    End of period                          $7.01           $10.66          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.70          $13.71         $12.53          $11.33
    End of period                          $9.41           $15.43          $14.70         $13.71          $12.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.75          $10.44         $10.24          $9.55
    End of period                          $7.34           $12.04          $11.75         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.57          $20.07          $18.76         $17.62          $15.42
    End of period                          $10.29          $17.57          $20.07         $18.76          $17.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.37          $15.02          $13.08         $12.84          $11.38
    End of period                          $9.14           $14.37          $15.02         $13.08          $12.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $6.55           $5.85           $5.37            N/A            N/A
    End of period                          $3.62           $6.55           $5.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $17.42          $14.91          $15.47         $11.30           N/A
    End of period                          $8.94           $17.42          $14.91         $15.47           N/A
  Accumulation units outstanding
  at the end of period                      128             128              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $10.86
    End of period                          $7.87           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.93          $12.18         $10.96          $9.76
    End of period                          $8.36           $14.47          $13.93         $12.18          $10.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.29          $13.14         $13.14          $12.75
    End of period                          $13.79          $14.05          $13.29         $13.14          $13.14
  Accumulation units outstanding
  at the end of period                      507             799             920             863            816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                    $19.84          $21.89          $19.69         $17.48           N/A
    End of period                          $11.54          $19.84          $21.89         $19.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.77          $13.21          $12.23         $12.31          $11.99
    End of period                          $8.64           $12.77          $13.21         $12.23          $12.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                    $19.00          $20.60          $18.65         $17.51           N/A
    End of period                          $9.80           $19.00          $20.60         $18.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.00          $10.44         $10.28           N/A
    End of period                          $9.63           $11.43          $11.00         $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.60          $10.76         $10.40           N/A
    End of period                          $9.40           $12.22          $11.60         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.37          $24.15          $21.74         $21.13          $19.70
    End of period                          $19.66          $25.37          $24.15         $21.74          $21.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51          $11.27         $11.22          $11.32
    End of period                          $11.77          $11.78          $11.51         $11.27          $11.22
  Accumulation units outstanding
  at the end of period                      776              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.25          $20.16          $17.06         $16.14          $14.75
    End of period                          $13.84          $21.25          $20.16         $17.06          $16.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.26          $24.53         $23.66          $22.10
    End of period                          $16.38          $29.33          $27.26         $24.53          $23.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.94          $35.74          $34.24         $30.71          $27.54
    End of period                          $23.75          $40.94          $35.74         $34.24          $30.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.43          $13.15         $12.68          $11.41
    End of period                          $8.85           $15.20          $15.43         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $10.06           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.02          $13.37         $12.36          $11.10
    End of period                          $9.92           $17.19          $16.02         $13.37          $12.36
  Accumulation units outstanding
  at the end of period                     2,052           2,171           2,367           2,747           509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.01          $11.39         $10.87          $10.32
    End of period                          $8.27           $13.58          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.75          $12.28         $11.59          $11.05
    End of period                          $8.81           $14.96          $13.75         $12.28          $11.59
  Accumulation units outstanding
  at the end of period                     1,934           2,047           2,210           2,419           446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.52          $9.77          $9.10
    End of period                          $8.42           $12.01          $11.39         $10.52          $9.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $27.67          $23.47          $21.20         $21.28          $19.36
    End of period                          $15.55          $27.67          $23.47         $21.20          $21.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.85          $25.04          $24.49         $23.94          $22.97
    End of period                          $15.51          $26.85          $25.04         $24.49          $23.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.70          $16.12         $15.95          $15.06
    End of period                          $10.36          $17.39          $17.70         $16.12          $15.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.40          $21.36          $18.20         $18.16          $16.29
    End of period                          $14.11          $23.40          $21.36         $18.20          $18.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $10.02           N/A            N/A
    End of period                          $7.39           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $10.86         $10.38           N/A
    End of period                          $7.49           $11.46          $12.50         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.33          $17.53          $17.13         $17.08          $16.11
    End of period                          $16.98          $18.33          $17.53         $17.13          $17.08
  Accumulation units outstanding
  at the end of period                     1,672           1,769           1,764           1,768           294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $10.48           N/A
    End of period                          $7.96           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $10.00           N/A            N/A
    End of period                          $9.56           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.09          $14.71          $11.40          $9.84          $8.66
    End of period                          $8.73           $16.09          $14.71         $11.40          $9.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.09          $21.89          $19.99         $19.26          $17.17
    End of period                          $12.54          $23.09          $21.89         $19.99          $19.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.42          $14.29         $14.29          $13.83
    End of period                          $15.61          $14.99          $14.42         $14.29          $14.29
  Accumulation units outstanding
  at the end of period                     4,066           4,302           4,269           4,238           699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $8.67            N/A            N/A
    End of period                          $6.81           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.37          $19.31          $17.24         $16.21          $14.10
    End of period                          $10.96          $18.37          $19.31         $17.24          $16.21
  Accumulation units outstanding
  at the end of period                     2,311           2,445           2,557           2,805           511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.63          $16.07          $14.07         $13.76          $12.41
    End of period                          $8.78           $14.63          $16.07         $14.07          $13.76
  Accumulation units outstanding
  at the end of period                     1,864           1,972           1,925           2,089           376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.90          $10.84         $11.43          $9.93
    End of period                          $7.15           $11.29          $11.90         $10.84          $11.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.54
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.29           $4.35          $3.97
    End of period                          $3.43           $5.81           $5.70           $4.29          $4.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.97          $9.91          $10.39          $9.63
    End of period                          $6.63           $9.88           $10.97          $9.91          $10.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.70          $8.45           $9.17          $8.91
    End of period                          $5.57           $10.56          $10.70          $8.45          $9.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.73          $9.98            N/A            N/A
    End of period                          $5.10           $10.32          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,298           3,306             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.33           $9.21           $8.06           $7.91          $7.34
    End of period                          $5.67           $9.33           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.92          $12.00         $11.57          $10.41
    End of period                          $5.42           $11.24          $13.92         $12.00          $11.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $18.01          $16.58          $12.11         $11.25          $9.31
    End of period                          $9.06           $18.01          $16.58         $12.11          $11.25
  Accumulation units outstanding
  at the end of period                     1,872           1,965             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.23          $10.82         $10.29          $10.59
    End of period                          $8.86           $11.81          $11.23         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.00          $14.66         $13.24          $11.70
    End of period                          $10.83          $19.41          $18.00         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $9.68
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                     6,167           6,328           2,914             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.19            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.71          $10.46         $10.73           N/A
    End of period                          $7.12           $12.46          $10.71         $10.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.64          $26.21          $22.20         $16.61          $14.00
    End of period                          $21.04          $34.64          $26.21         $22.20          $16.61
  Accumulation units outstanding
  at the end of period                      219             232              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.05          $12.76          $9.51          $8.16
    End of period                          $6.59           $13.39          $13.05         $12.76          $9.51
  Accumulation units outstanding
  at the end of period                     2,643           2,655             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.70          $13.71         $12.53          $11.33
    End of period                          $9.41           $15.43          $14.70         $13.71          $12.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.74          $10.44         $10.24          $9.55
    End of period                          $7.34           $12.04          $11.74         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.52          $20.03          $18.72         $17.58          $15.39
    End of period                          $10.27          $17.52          $20.03         $18.72          $17.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.36          $15.01          $13.08         $12.84          $11.38
    End of period                          $9.13           $14.36          $15.01         $13.08          $12.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.85           $5.47           $5.46          $5.14
    End of period                          $3.62           $6.54           $5.85           $5.47          $5.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $17.41          $14.91          $15.47         $11.41          $10.54
    End of period                          $8.94           $17.41          $14.91         $15.47          $11.41
  Accumulation units outstanding
  at the end of period                     2,788           2,788           2,351             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $10.22
    End of period                          $7.87           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                     2,243           2,573             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.94          $12.19         $10.97          $9.77
    End of period                          $8.37           $14.48          $13.94         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.28          $13.13         $13.13          $12.74
    End of period                          $13.78          $14.05          $13.28         $13.13          $13.13
  Accumulation units outstanding
  at the end of period                     6,609           6,992           6,961           6,911          1,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.83          $21.88          $19.68         $18.52          $16.87
    End of period                          $11.53          $19.83          $21.88         $19.68          $18.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.76          $13.21          $12.23         $12.30          $11.98
    End of period                          $8.64           $12.76          $13.21         $12.23          $12.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.99          $20.59          $18.64         $18.18          $17.07
    End of period                          $9.80           $18.99          $20.59         $18.64          $18.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.35          $24.14          $21.73         $21.12          $19.69
    End of period                          $19.64          $25.35          $24.14         $21.73          $21.12
  Accumulation units outstanding
  at the end of period                     3,264           3,454             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.50          $11.26         $11.22          $11.32
    End of period                          $11.76          $11.77          $11.50         $11.26          $11.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.21          $20.13          $17.03         $16.12          $14.74
    End of period                          $13.82          $21.21          $20.13         $17.03          $16.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.31          $27.24          $24.52         $23.65          $22.09
    End of period                          $16.37          $29.31          $27.24         $24.52          $23.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.92          $35.72          $34.23         $30.70          $27.52
    End of period                          $23.73          $40.92          $35.72         $34.23          $30.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.42          $13.15         $12.68          $11.41
    End of period                          $8.84           $15.20          $15.42         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(875)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $11.14           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.16          $16.00          $13.36         $12.35          $11.09
    End of period                          $9.91           $17.16          $16.00         $13.36          $12.35
  Accumulation units outstanding
  at the end of period                      561             237             260             328             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.00          $11.39         $10.87          $10.31
    End of period                          $8.27           $13.57          $12.00         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.74          $12.28         $11.59          $11.05
    End of period                          $8.80           $14.95          $13.74         $12.28          $11.59
  Accumulation units outstanding
  at the end of period                      207             201             213             267             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.38          $10.51          $9.77          $9.09
    End of period                          $8.41           $12.00          $11.38         $10.51          $9.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $27.64          $23.44          $21.17         $21.26          $21.21
    End of period                          $15.53          $27.64          $23.44         $21.17          $21.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.82          $25.01          $24.47         $23.92          $22.96
    End of period                          $15.49          $26.82          $25.01         $24.47          $23.92
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.37          $17.68          $16.10         $15.94          $15.05
    End of period                          $10.35          $17.37          $17.68         $16.10          $15.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.37          $21.34          $18.18         $18.15          $16.28
    End of period                          $14.09          $23.37          $21.34         $18.18          $18.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,093            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $9.93            N/A            N/A
    End of period                          $7.39           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.49          $10.86         $10.60           N/A
    End of period                          $7.49           $11.46          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      890              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.30          $17.51          $17.11         $17.07          $16.09
    End of period                          $16.96          $18.30          $17.51         $17.11          $17.07
  Accumulation units outstanding
  at the end of period                     1,080           1,497           1,532           1,524            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $11.03           N/A
    End of period                          $7.96           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                      787              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $9.97            N/A            N/A
    End of period                          $9.55           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.08          $14.70          $11.39          $9.83          $8.66
    End of period                          $8.72           $16.08          $14.70         $11.39          $9.83
  Accumulation units outstanding
  at the end of period                      701              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.06          $21.86          $19.97         $19.25          $17.16
    End of period                          $12.52          $23.06          $21.86         $19.97          $19.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.41          $14.28         $14.28          $13.82
    End of period                          $15.59          $14.97          $14.41         $14.28          $14.28
  Accumulation units outstanding
  at the end of period                     1,167           1,274           1,320           1,281            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $10.13           N/A            N/A
    End of period                          $6.80           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.35          $19.29          $17.23         $16.20          $14.09
    End of period                          $10.95          $18.35          $19.29         $17.23          $16.20
  Accumulation units outstanding
  at the end of period                      215             192             219             252             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.62          $16.05          $14.06         $13.75          $12.41
    End of period                          $8.77           $14.62          $16.05         $14.06          $13.75
  Accumulation units outstanding
  at the end of period                      208             180             190             229             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.89          $10.84         $11.43          $9.93
    End of period                          $7.14           $11.29          $11.89         $10.84          $11.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.91          $10.77         $10.82          $10.54
    End of period                          $11.49          $11.34          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                      257             258             266             267            267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.28           $4.34          $3.97
    End of period                          $3.43           $5.81           $5.70           $4.28          $4.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.98          $9.90          $10.39          $9.62
    End of period                          $6.64           $9.88           $10.98          $9.90          $10.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.69          $8.45           $9.16          $8.91
    End of period                          $5.57           $10.56          $10.69          $8.45          $9.16
  Accumulation units outstanding
  at the end of period                       -              561             571             611             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.73          $9.90            N/A            N/A
    End of period                          $5.10           $10.31          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.33           $9.20           $8.06           $7.91          $7.33
    End of period                          $5.67           $9.33           $9.20           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.23          $13.91          $11.99         $11.56          $10.40
    End of period                          $5.42           $11.23          $13.91         $11.99          $11.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.99          $16.57          $12.10         $11.24          $9.30
    End of period                          $9.05           $17.99          $16.57         $12.10          $11.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.23          $10.81         $10.28          $10.59
    End of period                          $8.85           $11.80          $11.23         $10.81          $10.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.99          $14.66         $13.24          $11.70
    End of period                          $10.82          $19.40          $17.99         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                      324             330             343             348            239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $9.68
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                     5,695           5,846           4,173           4,362            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.82            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.70          $10.46         $10.81          $9.90
    End of period                          $7.12           $12.45          $10.70         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.61          $26.19          $22.18         $16.60          $14.00
    End of period                          $21.02          $34.61          $26.19         $22.18          $16.60
  Accumulation units outstanding
  at the end of period                       -              209             223             246             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.04          $12.75          $9.51          $8.16
    End of period                          $6.59           $13.38          $13.04         $12.75          $9.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.14          $10.04           N/A            N/A
    End of period                          $7.01           $10.66          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.69          $13.70         $12.52          $11.33
    End of period                          $9.41           $15.42          $14.69         $13.70          $12.52
  Accumulation units outstanding
  at the end of period                     2,102            807             839             856            508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.74          $10.44         $10.23          $9.55
    End of period                          $7.33           $12.03          $11.74         $10.44          $10.23
  Accumulation units outstanding
  at the end of period                     2,011           2,063           2,146           2,195          1,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.51          $20.02          $18.71         $17.58          $15.39
    End of period                          $10.26          $17.51          $20.02         $18.71          $17.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.01          $13.07         $12.83          $11.38
    End of period                          $9.13           $14.35          $15.01         $13.07          $12.83
  Accumulation units outstanding
  at the end of period                      628             637             661             670            500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.84           $5.47           $5.46          $5.13
    End of period                          $3.62           $6.54           $5.84           $5.47          $5.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.41          $14.91          $15.47         $11.41          $9.76
    End of period                          $8.94           $17.41          $14.91         $15.47          $11.41
  Accumulation units outstanding
  at the end of period                      883              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $9.89
    End of period                          $7.86           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.93          $12.19         $10.97          $9.77
    End of period                          $8.36           $14.47          $13.93         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.27          $13.12         $13.13          $12.74
    End of period                          $13.77          $14.03          $13.27         $13.12          $13.13
  Accumulation units outstanding
  at the end of period                     3,688           3,100           3,129           2,996            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.80          $21.85          $19.66         $18.50          $16.85
    End of period                          $11.51          $19.80          $21.85         $19.66          $18.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.75          $13.19          $12.22         $12.29          $11.97
    End of period                          $8.63           $12.75          $13.19         $12.22          $12.29
  Accumulation units outstanding
  at the end of period                      258             274             287             301             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.96          $20.57          $18.62         $18.16          $17.05
    End of period                          $9.78           $18.96          $20.57         $18.62          $18.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00          $10.43         $10.29           N/A
    End of period                          $9.62           $11.42          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.32          $24.11          $21.71         $21.09          $19.68
    End of period                          $19.61          $25.32          $24.11         $21.71          $21.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.25         $11.21          $11.31
    End of period                          $11.74          $11.76          $11.49         $11.25          $11.21
  Accumulation units outstanding
  at the end of period                      816              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.20          $20.12          $17.03         $16.11          $14.74
    End of period                          $13.81          $21.20          $20.12         $17.03          $16.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.28          $27.21          $24.49         $23.62          $22.07
    End of period                          $16.35          $29.28          $27.21         $24.49          $23.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.87          $35.68          $34.19         $30.67          $27.50
    End of period                          $23.70          $40.87          $35.68         $34.19          $30.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.19          $15.41          $13.14         $12.67          $11.41
    End of period                          $8.83           $15.19          $15.41         $13.14          $12.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.73          $15.34          $11.52         $10.51           N/A
    End of period                          $8.00           $12.73          $15.34         $11.52           N/A
  Accumulation units outstanding
  at the end of period                      728             781             829             159            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.06          $15.91          $13.29         $12.29          $11.04
    End of period                          $9.84           $17.06          $15.91         $13.29          $12.29
  Accumulation units outstanding
  at the end of period                     3,526           3,108           2,629           1,810           521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.97          $11.36         $10.85          $10.30
    End of period                          $8.24           $13.53          $11.97         $11.36          $10.85
  Accumulation units outstanding
  at the end of period                     1,084           1,163           1,552            346             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.70          $12.25         $11.57          $11.04
    End of period                          $8.77           $14.90          $13.70         $12.25          $11.57
  Accumulation units outstanding
  at the end of period                     1,382           1,729           1,934           1,423           410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.34          $10.48          $9.75          $9.08
    End of period                          $8.38           $11.96          $11.34         $10.48          $9.75
  Accumulation units outstanding
  at the end of period                     2,106           2,109           2,112           2,115          2,118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $27.46          $23.31          $21.06         $21.16          $18.71
    End of period                          $15.43          $27.46          $23.31         $21.06          $21.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.65          $24.87          $24.34         $23.81          $22.85
    End of period                          $15.39          $26.65          $24.87         $24.34          $23.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $10.20           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,725           1,392            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.28          $17.59          $16.03         $15.87          $14.99
    End of period                          $10.29          $17.28          $17.59         $16.03          $15.87
  Accumulation units outstanding
  at the end of period                      461             487              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.24          $21.23          $18.10         $18.07          $16.21
    End of period                          $14.01          $23.24          $21.23         $18.10          $18.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,815          22,160           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.73            N/A             N/A             N/A            N/A
    End of period                          $5.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,525            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $9.84            N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             389             393             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.00           N/A             N/A            N/A
    End of period                          $5.94           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,122           1,186            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.48          $10.86         $10.31           N/A
    End of period                          $7.47           $11.44          $12.48         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      403             433             459              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.41          $17.02         $16.98          $16.02
    End of period                          $16.85          $18.19          $17.41         $17.02          $16.98
  Accumulation units outstanding
  at the end of period                     4,442           8,800           8,417           1,934            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.67          $11.21         $10.71           N/A
    End of period                          $7.94           $12.72          $12.67         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.15          $10.00           N/A            N/A
    End of period                          $9.54           $10.39          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,988           2,455             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.63          $11.35          $9.80          $8.63
    End of period                          $8.67           $16.00          $14.63         $11.35          $9.80
  Accumulation units outstanding
  at the end of period                      787             836             292              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.92          $21.74          $19.86         $19.15          $17.08
    End of period                          $12.43          $22.92          $21.74         $19.86          $19.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.32          $14.20         $14.21          $13.76
    End of period                          $15.48          $14.88          $14.32         $14.20          $14.21
  Accumulation units outstanding
  at the end of period                     6,927           8,649           9,471           3,506            46

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                    $13.93          $10.82          $10.09           N/A            N/A
    End of period                          $6.79           $13.93          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,176            585              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.26          $19.20          $17.16         $16.15          $14.05
    End of period                          $10.89          $18.26          $19.20         $17.16          $16.15
  Accumulation units outstanding
  at the end of period                     3,782           3,405           2,871           1,941           534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.54          $15.98          $14.01         $13.70          $12.37
    End of period                          $8.73           $14.54          $15.98         $14.01          $13.70
  Accumulation units outstanding
  at the end of period                     1,246           1,585           1,718           1,265           394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.84          $10.80         $11.39          $9.90
    End of period                          $7.11           $11.24          $11.84         $10.80          $11.39
  Accumulation units outstanding
  at the end of period                     1,798           1,798           1,798           1,798            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.75         $10.80          $10.53
    End of period                          $11.45          $11.31          $10.88         $10.75          $10.80
  Accumulation units outstanding
  at the end of period                     2,291           1,148             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.68           $4.27           $4.33          $3.87
    End of period                          $3.41           $5.78           $5.68           $4.27          $4.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.94          $9.87          $10.36          $9.61
    End of period                          $6.60           $9.84           $10.94          $9.87          $10.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.65          $8.42           $9.14          $8.89
    End of period                          $5.54           $10.51          $10.65          $8.42          $9.14
  Accumulation units outstanding
  at the end of period                     3,562           9,684           3,586           3,428          1,133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $9.95            N/A            N/A
    End of period                          $5.10           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,704           16,883          8,524            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                    $9.29           $9.16           $8.03           $7.89          $7.12
    End of period                          $5.64           $9.29           $9.16           $8.03          $7.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.18          $13.86          $11.95         $11.53          $10.38
    End of period                          $5.39           $11.18          $13.86         $11.95          $11.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.92          $16.51          $12.06         $11.21          $9.28
    End of period                          $9.01           $17.92          $16.51         $12.06          $11.21
  Accumulation units outstanding
  at the end of period                     3,318           6,773           2,461           1,874            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.18          $10.78         $10.25          $10.56
    End of period                          $8.81           $11.75          $11.18         $10.78          $10.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.34          $17.94          $14.63         $13.22          $11.69
    End of period                          $10.78          $19.34          $17.94         $14.63          $13.22
  Accumulation units outstanding
  at the end of period                       82              83              84             188             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.65          $11.76         $10.88          $9.62
    End of period                          $7.59           $13.52          $13.65         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                     3,354           12,325          18,059          2,576           640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.67          $10.00           N/A            N/A
    End of period                          $6.23           $11.83          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.69          $10.45         $10.81          $10.40
    End of period                          $7.10           $12.43          $10.69         $10.45          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.47          $26.09          $22.11         $16.55          $13.96
    End of period                          $20.92          $34.47          $26.09         $22.11          $16.55
  Accumulation units outstanding
  at the end of period                     1,876           1,137            200              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.99          $12.71          $9.48          $8.14
    End of period                          $6.55           $13.32          $12.99         $12.71          $9.48
  Accumulation units outstanding
  at the end of period                     3,182           3,184           3,185           3,187          1,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.14          $10.05           N/A            N/A
    End of period                          $7.00           $10.65          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.65          $13.68         $12.50          $11.31
    End of period                          $9.37           $15.37          $14.65         $13.68          $12.50
  Accumulation units outstanding
  at the end of period                     1,030            490              -              199             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.71          $10.42         $10.22          $9.53
    End of period                          $7.30           $11.99          $11.71         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                       -               -               -              513             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.44          $19.94          $18.65         $17.53          $15.35
    End of period                          $10.21          $17.44          $19.94         $18.65          $17.53
  Accumulation units outstanding
  at the end of period                     1,199           1,199           1,199           1,199            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.97          $13.04         $12.81          $11.36
    End of period                          $9.09           $14.31          $14.97         $13.04          $12.81
  Accumulation units outstanding
  at the end of period                     1,486            689              -              137             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.51           $5.82           $5.45           $5.45          $5.12
    End of period                          $3.60           $6.51           $5.82           $5.45          $5.45
  Accumulation units outstanding
  at the end of period                       -               -               -              163             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.89          $15.46         $11.40          $9.53
    End of period                          $8.92           $17.38          $14.89         $15.46          $11.40
  Accumulation units outstanding
  at the end of period                     1,233           1,173           1,196             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.99          $11.85         $11.05          $9.76
    End of period                          $7.85           $14.04          $12.99         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                      583            2,650            623             62              63

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.89          $12.16         $10.94          $9.75
    End of period                          $8.33           $14.42          $13.89         $12.16          $10.94
  Accumulation units outstanding
  at the end of period                     1,495            924             423              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.21          $13.07         $13.08          $12.70
    End of period                          $13.69          $13.96          $13.21         $13.07          $13.08
  Accumulation units outstanding
  at the end of period                     13,806          16,369          24,087          7,091           556

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $19.68          $21.72          $19.55         $18.41          $17.04
    End of period                          $11.43          $19.68          $21.72         $19.55          $18.41
  Accumulation units outstanding
  at the end of period                      317             340             361              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.69          $13.14          $12.17         $12.25          $11.93
    End of period                          $8.58           $12.69          $13.14         $12.17          $12.25
  Accumulation units outstanding
  at the end of period                     2,729           1,724            779             55              54

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.84          $20.45          $18.52         $18.07          $16.97
    End of period                          $9.72           $18.84          $20.45         $18.52          $18.07
  Accumulation units outstanding
  at the end of period                       30              27             227             245             38

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.17          $23.97          $21.60         $21.00          $19.59
    End of period                          $19.48          $25.17          $23.97         $21.60          $21.00
  Accumulation units outstanding
  at the end of period                       20            1,014             35              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42          $11.19         $11.15          $11.26
    End of period                          $11.66          $11.68          $11.42         $11.19          $11.15
  Accumulation units outstanding
  at the end of period                     28,149          30,860          17,348            -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.15          $20.08          $17.00         $16.09          $14.72
    End of period                          $13.77          $21.15          $20.08         $17.00          $16.09
  Accumulation units outstanding
  at the end of period                      618             663             919             232             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.09          $27.05          $24.36         $23.51          $21.97
    End of period                          $16.24          $29.09          $27.05         $24.36          $23.51
  Accumulation units outstanding
  at the end of period                     1,755           2,052            506              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.61          $35.48          $34.01         $30.52          $27.38
    End of period                          $23.54          $40.61          $35.48         $34.01          $30.52
  Accumulation units outstanding
  at the end of period                      932             524            1,142             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.36          $13.10         $12.64          $11.38
    End of period                          $8.80           $15.13          $15.36         $13.10          $12.64
  Accumulation units outstanding
  at the end of period                     3,012           1,970           1,060             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.52         $10.14           N/A
    End of period                          $7.98           $12.72          $15.33         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.97          $15.84          $13.23         $12.24          $11.00
    End of period                          $9.78           $16.97          $15.84         $13.23          $12.24
  Accumulation units outstanding
  at the end of period                      429             429             579             579            579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.95          $11.34         $10.62           N/A
    End of period                          $8.21           $13.50          $11.95         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.67          $12.23         $11.56          $9.71
    End of period                          $8.75           $14.87          $13.67         $12.23          $11.56
  Accumulation units outstanding
  at the end of period                      381             381             515             515            515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.31          $10.46          $9.71           N/A
    End of period                          $8.35           $11.92          $11.31         $10.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                    $27.32          $23.20          $20.97         $21.08          $20.70
    End of period                          $15.34          $27.32          $23.20         $20.97          $21.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $26.51          $24.75          $24.23         $23.52           N/A
    End of period                          $15.30          $26.51          $24.75         $24.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.20          $17.51          $15.97         $15.82          $14.94
    End of period                          $10.24          $17.20          $17.51         $15.97          $15.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.13          $21.14          $18.03         $18.02          $16.17
    End of period                          $13.94          $23.13          $21.14         $18.03          $18.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.81          $10.29           N/A            N/A
    End of period                          $7.37           $10.74          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.48          $10.86         $10.40           N/A
    End of period                          $7.46           $11.43          $12.48         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $18.10          $17.32          $16.95         $16.92          $16.25
    End of period                          $16.75          $18.10          $17.32         $16.95          $16.92
  Accumulation units outstanding
  at the end of period                     1,872           1,872           1,952            308            308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.67          $11.21         $10.95           N/A
    End of period                          $7.93           $12.71          $12.67         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.58          $11.31          $9.77          $8.47
    End of period                          $8.63           $15.93          $14.58         $11.31          $9.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $22.80          $21.63          $19.77         $16.92           N/A
    End of period                          $12.37          $22.80          $21.63         $19.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.26          $14.14         $14.15          $13.96
    End of period                          $15.40          $14.80          $14.26         $14.14          $14.15
  Accumulation units outstanding
  at the end of period                      531             531             716             716            716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.82          $8.28            N/A            N/A
    End of period                          $6.79           $13.92          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.19          $19.14          $17.11         $16.10          $14.01
    End of period                          $10.84          $18.19          $19.14         $17.11          $16.10
  Accumulation units outstanding
  at the end of period                      437             437             590             590            590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.93          $13.97         $13.67          $12.34
    End of period                          $8.69           $14.49          $15.93         $13.97          $13.67
  Accumulation units outstanding
  at the end of period                      319             319             430             430            430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.81          $10.77         $11.37          $9.88
    End of period                          $7.08           $11.20          $11.81         $10.77          $11.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.86          $10.73         $10.79          $10.77
    End of period                          $11.42          $11.28          $10.86         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.66           $4.26           $4.39           N/A
    End of period                          $3.40           $5.76           $5.66           $4.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.90          $9.84          $10.03           N/A
    End of period                          $6.58           $9.81           $10.90          $9.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.62          $8.40           $9.12          $8.87
    End of period                          $5.52           $10.47          $10.62          $8.40          $9.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $10.19           N/A            N/A
    End of period                          $5.09           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,617           2,617           2,617            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                    $9.25           $9.13           $8.01           $7.38           N/A
    End of period                          $5.62           $9.25           $9.13           $8.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $11.14          $13.81          $11.92         $11.51          $11.22
    End of period                          $5.37           $11.14          $13.81         $11.92          $11.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.85          $16.46          $12.03         $11.18          $9.26
    End of period                          $8.97           $17.85          $16.46         $12.03          $11.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.15          $10.74         $10.07           N/A
    End of period                          $8.78           $11.71          $11.15         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.91          $14.61         $13.20          $11.91
    End of period                          $10.75          $19.30          $17.91         $14.61          $13.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.64          $11.76         $10.88          $9.87
    End of period                          $7.58           $13.51          $13.64         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                     2,191           2,191           2,191             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.66          $9.40            N/A            N/A
    End of period                          $6.22           $11.82          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.68          $10.45         $10.81          $10.50
    End of period                          $7.09           $12.42          $10.68         $10.45          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $34.33          $26.00          $22.04         $16.51          $16.14
    End of period                          $20.83          $34.33          $26.00         $22.04          $16.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.95          $12.67          $9.46          $8.12
    End of period                          $6.53           $13.28          $12.95         $12.67          $9.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.62          $13.65         $12.49          $11.17
    End of period                          $9.34           $15.34          $14.62         $13.65          $12.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.68          $10.40         $10.20          $9.44
    End of period                          $7.28           $11.96          $11.68         $10.40          $10.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.38          $19.88          $18.60         $17.49          $15.32
    End of period                          $10.17          $17.38          $19.88         $18.60          $17.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.94          $13.02         $12.80          $11.18
    End of period                          $9.07           $14.28          $14.94         $13.02          $12.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $6.49           $5.80           $5.44           $5.44          $5.06
    End of period                          $3.59           $6.49           $5.80           $5.44          $5.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $17.36          $14.88          $15.45         $11.40          $10.16
    End of period                          $8.91           $17.36          $14.88         $15.45          $11.40
  Accumulation units outstanding
  at the end of period                     1,933           1,933           1,933             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.97          $11.85         $11.05          $10.10
    End of period                          $7.83           $14.03          $12.97         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.86          $12.14         $10.93          $9.74
    End of period                          $8.30           $14.38          $13.86         $12.14          $10.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.16          $13.03         $13.04          $12.67
    End of period                          $13.63          $13.91          $13.16         $13.03          $13.04
  Accumulation units outstanding
  at the end of period                      865             865            1,167           1,167          1,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                    $19.58          $21.62          $19.47         $17.77           N/A
    End of period                          $11.37          $19.58          $21.62         $19.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                    $12.63          $13.08          $12.12         $12.21          $12.12
    End of period                          $8.54           $12.63          $13.08         $12.12          $12.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $18.75          $20.35          $18.44         $17.77           N/A
    End of period                          $9.66           $18.75          $20.35         $18.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.03          $23.86          $21.50         $20.91          $19.52
    End of period                          $19.38          $25.03          $23.86         $21.50          $20.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37          $11.14         $11.11          $11.12
    End of period                          $11.60          $11.62          $11.37         $11.14          $11.11
  Accumulation units outstanding
  at the end of period                     4,233           4,233             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                    $21.10          $20.04          $16.98         $16.08          $15.65
    End of period                          $13.73          $21.10          $20.04         $16.98          $16.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.94          $26.93          $24.26         $23.42          $21.90
    End of period                          $16.15          $28.94          $26.93         $24.26          $23.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.40          $35.31          $33.87         $30.40          $27.28
    End of period                          $23.41          $40.40          $35.31         $33.87          $30.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.32          $13.08         $12.62          $11.37
    End of period                          $8.77           $15.08          $15.32         $13.08          $12.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.51         $11.25           N/A
    End of period                          $7.98           $12.72          $15.33         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.82          $13.22         $12.23          $10.76
    End of period                          $9.77           $16.95          $15.82         $13.22          $12.23
  Accumulation units outstanding
  at the end of period                     1,249           1,542            835             606            181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.94          $11.34         $10.83          $10.29
    End of period                          $8.21           $13.49          $11.94         $11.34          $10.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.67          $12.23         $11.55          $11.02
    End of period                          $8.74           $14.86          $13.67         $12.23          $11.55
  Accumulation units outstanding
  at the end of period                      392             336             352             169            146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.30          $10.45          $9.72          $9.06
    End of period                          $8.34           $11.91          $11.30         $10.45          $9.72
  Accumulation units outstanding
  at the end of period                       -              175             175             197            199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $27.29          $23.17          $20.95         $21.06          $18.13
    End of period                          $15.32          $27.29          $23.17         $20.95          $21.06
  Accumulation units outstanding
  at the end of period                       -              205             235             172             99

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $26.48          $24.72          $24.21         $23.69          $23.11
    End of period                          $15.28          $26.48          $24.72         $24.21          $23.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $6.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,248            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.18          $17.50          $15.95         $15.81          $14.93
    End of period                          $10.22          $17.18          $17.50         $15.95          $15.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.11          $21.12          $18.01         $18.00          $16.15
    End of period                          $13.92          $23.11          $21.12         $18.01          $18.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.13           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,094            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.80          $10.00           N/A            N/A
    End of period                          $7.37           $10.74          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.47          $10.86         $11.02           N/A
    End of period                          $7.46           $11.43          $12.47         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      115             956             958             858            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.07          $17.30          $16.92         $16.89          $15.94
    End of period                          $16.72          $18.07          $17.30         $16.92          $16.89
  Accumulation units outstanding
  at the end of period                     1,028           1,071           1,134           1,070           210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.66          $11.21         $10.71           N/A
    End of period                          $7.93           $12.71          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                      956             824             856             833            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.15          $9.97            N/A            N/A
    End of period                          $9.53           $10.38          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,193             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                    $15.92          $14.57          $11.31          $9.77          $8.45
    End of period                          $8.63           $15.92          $14.57         $11.31          $9.77
  Accumulation units outstanding
  at the end of period                       -             1,682           1,022           1,179           269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.77          $21.61          $19.75         $19.06          $17.00
    End of period                          $12.35          $22.77          $21.61         $19.75          $19.06
  Accumulation units outstanding
  at the end of period                       -              485             897             850            141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.79          $14.24          $14.13         $14.14          $13.70
    End of period                          $15.38          $14.79          $14.24         $14.13          $14.14
  Accumulation units outstanding
  at the end of period                     1,452           1,510           1,443            733            234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.82          $10.00           N/A            N/A
    End of period                          $6.79           $13.92          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              439              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.17          $19.12          $17.09         $16.09          $14.01
    End of period                          $10.83          $18.17          $19.12         $17.09          $16.09
  Accumulation units outstanding
  at the end of period                      506             393             423             202            181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.47          $15.91          $13.95         $13.66          $12.33
    End of period                          $8.68           $14.47          $15.91         $13.95          $13.66
  Accumulation units outstanding
  at the end of period                      393             308             309             145            129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $11.80          $10.77         $11.36          $9.88
    End of period                          $7.08           $11.19          $11.80         $10.77          $11.36
  Accumulation units outstanding
  at the end of period                       -              967            2,011           2,189           624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.73         $10.79          $10.51
    End of period                          $11.41          $11.27          $10.85         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                     1,109           1,280           1,545           1,542            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.66           $4.26           $4.31           N/A
    End of period                          $3.39           $5.76           $5.66           $4.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.89          $9.84          $10.33          $9.97
    End of period                          $6.57           $9.80           $10.89          $9.84          $10.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.61          $8.39           $9.11          $8.86
    End of period                          $5.51           $10.46          $10.61          $8.39          $9.11
  Accumulation units outstanding
  at the end of period                       -               -             1,069           1,322           786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.72          $10.02           N/A            N/A
    End of period                          $5.09           $10.29          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                    $9.24           $9.13           $8.00           $7.86          $7.16
    End of period                          $5.61           $9.24           $9.13           $8.00          $7.86
  Accumulation units outstanding
  at the end of period                       -              771              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $11.14          $13.81          $11.92         $11.50          $10.45
    End of period                          $5.37           $11.14          $13.81         $11.92          $11.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.45          $12.02         $11.18          $9.26
    End of period                          $8.97           $17.84          $16.45         $12.02          $11.18
  Accumulation units outstanding
  at the end of period                       -             1,643           1,824           2,283           819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.14          $10.74         $10.22          $9.62
    End of period                          $8.77           $11.70          $11.14         $10.74          $10.22
  Accumulation units outstanding
  at the end of period                       -               -              216             216            216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.29          $17.90          $14.60         $13.20          $11.67
    End of period                          $10.75          $19.29          $17.90         $14.60          $13.20
  Accumulation units outstanding
  at the end of period                      519             735             544             572            344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.64          $11.76         $10.88          $9.87
    End of period                          $7.57           $13.50          $13.64         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                     17,014          19,698          18,256         12,115            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.66          $10.15           N/A            N/A
    End of period                          $6.22           $11.82          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.68          $10.44         $10.81          $10.29
    End of period                          $7.09           $12.41          $10.68         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                       -              454              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $34.32          $25.99          $22.04         $16.50          $14.22
    End of period                          $20.82          $34.32          $25.99         $22.04          $16.50
  Accumulation units outstanding
  at the end of period                       -              291             623             563            516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.94          $12.67          $9.45          $8.12
    End of period                          $6.52           $13.27          $12.94         $12.67          $9.45
  Accumulation units outstanding
  at the end of period                       -               -              703            1,029           738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.14          $9.94            N/A            N/A
    End of period                          $6.99           $10.64          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.61          $13.65         $12.48          $11.30
    End of period                          $9.34           $15.33          $14.61         $13.65          $12.48
  Accumulation units outstanding
  at the end of period                      805            2,278           1,839           1,834            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.68          $10.40         $10.20          $9.52
    End of period                          $7.28           $11.96          $11.68         $10.40          $10.20
  Accumulation units outstanding
  at the end of period                     2,267            867             960            1,015           247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.36          $19.86          $18.58         $17.48          $15.31
    End of period                          $10.16          $17.36          $19.86         $18.58          $17.48
  Accumulation units outstanding
  at the end of period                       -               -              248             430            259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.27          $14.93          $13.02         $12.79          $11.35
    End of period                          $9.06           $14.27          $14.93         $13.02          $12.79
  Accumulation units outstanding
  at the end of period                      443             247             259             272             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                    $6.52           $5.83           $5.46           $5.46          $4.60
    End of period                          $3.60           $6.52           $5.83           $5.46          $5.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $17.35          $14.88          $15.45         $11.40          $10.16
    End of period                          $8.90           $17.35          $14.88         $15.45          $11.40
  Accumulation units outstanding
  at the end of period                     2,105           5,837           6,218           5,919            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.97          $11.85         $11.05          $10.36
    End of period                          $7.83           $14.02          $12.97         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                     2,263           3,181           3,300           3,455            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.85          $12.13         $10.92          $9.74
    End of period                          $8.30           $14.37          $13.85         $12.13          $10.92
  Accumulation units outstanding
  at the end of period                       -               -              447             349            246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.77            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,737            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,948            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.15          $13.02         $13.04          $12.66
    End of period                          $13.62          $13.90          $13.15         $13.02          $13.04
  Accumulation units outstanding
  at the end of period                     3,676           5,113           5,276           4,338           520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                    $19.55          $21.60          $19.45         $19.79           N/A
    End of period                          $11.36          $19.55          $21.60         $19.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.62          $13.08          $12.12         $12.21          $11.90
    End of period                          $8.53           $12.62          $13.08         $12.12          $12.21
  Accumulation units outstanding
  at the end of period                     1,894            649             451             484            151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $18.72          $20.33          $18.42         $17.99          $16.95
    End of period                          $9.65           $18.72          $20.33         $18.42          $17.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.08          $14.15           N/A             N/A            N/A
    End of period                          $8.96           $15.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              490             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.38          $11.00           N/A             N/A            N/A
    End of period                          $9.58           $11.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,326          10,463           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.57          $10.74         $10.29           N/A
    End of period                          $9.36           $12.17          $11.57         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.00          $23.83          $21.48         $20.89          $19.50
    End of period                          $19.35          $25.00          $23.83         $21.48          $20.89
  Accumulation units outstanding
  at the end of period                       -              443             589             617             26

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.36          $11.13         $11.10          $11.16
    End of period                          $11.58          $11.61          $11.36         $11.13          $11.10
  Accumulation units outstanding
  at the end of period                     4,133           4,348             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                    $21.09          $20.04          $16.97         $16.07          $14.78
    End of period                          $13.72          $21.09          $20.04         $16.97          $16.07
  Accumulation units outstanding
  at the end of period                       -              348             290             223            145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.91          $26.90          $24.23         $23.40          $21.88
    End of period                          $16.13          $28.91          $26.90         $24.23          $23.40
  Accumulation units outstanding
  at the end of period                      216             477             204             16              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.35          $35.27          $33.83         $30.37          $27.25
    End of period                          $23.38          $40.35          $35.27         $33.83          $30.37
  Accumulation units outstanding
  at the end of period                       39             642             406             379             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.31          $13.07         $12.61          $11.36
    End of period                          $8.76           $15.07          $15.31         $13.07          $12.61
  Accumulation units outstanding
  at the end of period                      193             194             183             15              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.435%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1318)

  Accumulation unit value:
    Beginning of period                    $24.92          $25.22           N/A             N/A            N/A
    End of period                          $19.28          $24.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      696             704             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                    $28.82          $28.82           N/A             N/A            N/A
    End of period                          $16.07          $28.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      607             598             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                    $40.22          $39.49           N/A             N/A            N/A
    End of period                          $23.30          $40.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      420             436             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $10.43           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.85          $15.73          $13.15         $12.18          $10.94
    End of period                          $9.71           $16.85          $15.73         $13.15          $12.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.92          $11.32         $10.82          $10.28
    End of period                          $8.19           $13.46          $11.92         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.64          $12.21         $11.54          $11.01
    End of period                          $8.72           $14.82          $13.64         $12.21          $11.54
  Accumulation units outstanding
  at the end of period                       73              76              76             81              82

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.27          $10.43          $9.71          $9.04
    End of period                          $8.31           $11.88          $11.27         $10.43          $9.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $27.15          $23.07          $20.86         $20.98          $20.33
    End of period                          $15.24          $27.15          $23.07         $20.86          $20.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.35          $24.61          $24.11         $23.60          $22.67
    End of period                          $15.20          $26.35          $24.61         $24.11          $23.60
  Accumulation units outstanding
  at the end of period                       18              19              19             30              31

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.11          $17.43          $15.90         $15.76          $14.89
    End of period                          $10.18          $17.11          $17.43         $15.90          $15.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.00          $21.03          $17.95         $17.94          $16.10
    End of period                          $13.85          $23.00          $21.03         $17.95          $17.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.97            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      899             863             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.80          $9.98            N/A            N/A
    End of period                          $7.36           $10.73          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.47          $10.85         $10.54           N/A
    End of period                          $7.45           $11.42          $12.47         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.98          $17.22          $16.86         $16.84          $15.89
    End of period                          $16.64          $17.98          $17.22         $16.86          $16.84
  Accumulation units outstanding
  at the end of period                       67              66              66             78              79

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.66          $11.21         $10.45           N/A
    End of period                          $7.92           $12.69          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.52          $11.27          $9.74          $8.59
    End of period                          $8.59           $15.86          $14.52         $11.27          $9.74
  Accumulation units outstanding
  at the end of period                       89             120             120             130            130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.66          $21.51          $19.67         $18.99          $16.94
    End of period                          $12.28          $22.66          $21.51         $19.67          $18.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.17          $14.07         $14.08          $13.65
    End of period                          $15.29          $14.71          $14.17         $14.07          $14.08
  Accumulation units outstanding
  at the end of period                      145             142             142             164            164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $13.91          $10.81          $10.74           N/A            N/A
    End of period                          $6.78           $13.91          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.10          $19.05          $17.04         $16.05          $13.97
    End of period                          $10.78          $18.10          $19.05         $17.04          $16.05
  Accumulation units outstanding
  at the end of period                       96              96              96             105            105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.42          $15.85          $13.91         $13.62          $12.30
    End of period                          $8.64           $14.42          $15.85         $13.91          $13.62
  Accumulation units outstanding
  at the end of period                       7               7               7              12              12

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.15          $11.76          $10.74         $11.34          $9.86
    End of period                          $7.05           $11.15          $11.76         $10.74          $11.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.83          $10.71         $10.77          $10.50
    End of period                          $11.38          $11.25          $10.83         $10.71          $10.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.64           $4.25           $4.31          $3.94
    End of period                          $3.38           $5.74           $5.64           $4.25          $4.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.86          $9.81          $10.07           N/A
    End of period                          $6.55           $9.76           $10.86          $9.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.58          $8.37           $9.09          $8.85
    End of period                          $5.49           $10.43          $10.58          $8.37          $9.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.71          $10.04           N/A            N/A
    End of period                          $5.08           $10.29          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.21           $9.10           $7.98           $7.85          $7.28
    End of period                          $5.59           $9.21           $9.10           $7.98          $7.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $13.76          $11.88         $11.48          $10.33
    End of period                          $5.35           $11.10          $13.76         $11.88          $11.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.78          $16.40          $11.99         $11.15          $9.24
    End of period                          $8.93           $17.78          $16.40         $11.99          $11.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.11          $10.71         $10.20          $10.52
    End of period                          $8.74           $11.66          $11.11         $10.71          $10.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.24          $17.86          $14.58         $13.18          $11.66
    End of period                          $10.72          $19.24          $17.86         $14.58          $13.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88          $10.31
    End of period                          $7.56           $13.48          $13.62         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.66          $10.74           N/A            N/A
    End of period                          $6.22           $11.81          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.67          $10.44         $10.81          $10.24
    End of period                          $7.07           $12.40          $10.67         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $34.20          $25.91          $21.98         $16.47          $13.90
    End of period                          $20.74          $34.20          $25.91         $21.98          $16.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.90          $12.63          $9.43          $8.10
    End of period                          $6.50           $13.22          $12.90         $12.63          $9.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.59          $13.63         $12.47          $11.29
    End of period                          $9.31           $15.29          $14.59         $13.63          $12.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.66          $10.38         $10.19          $9.51
    End of period                          $7.26           $11.93          $11.66         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.30          $19.80          $18.54         $17.44          $15.28
    End of period                          $10.12          $17.30          $19.80         $18.54          $17.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.23          $14.90          $13.00         $12.78          $11.34
    End of period                          $9.04           $14.23          $14.90         $13.00          $12.78
  Accumulation units outstanding
  at the end of period                       64              65              65             65              65

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.42           $5.42          $5.28
    End of period                          $3.57           $6.46           $5.78           $5.42          $5.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $17.33          $14.86          $15.44         $11.40          $11.43
    End of period                          $8.89           $17.33          $14.86         $15.44          $11.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.96          $11.84         $11.05          $10.77
    End of period                          $7.82           $14.00          $12.96         $11.84          $11.05
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.82          $12.11         $10.91          $9.72
    End of period                          $8.27           $14.33          $13.82         $12.11          $10.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.11          $12.98         $13.00          $12.63
    End of period                          $13.56          $13.84          $13.11         $12.98          $13.00
  Accumulation units outstanding
  at the end of period                      239             237             238             277            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.45          $21.50          $19.37         $18.25          $16.64
    End of period                          $11.29          $19.45          $21.50         $19.37          $18.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.57          $13.03          $12.08         $12.18          $11.86
    End of period                          $8.50           $12.57          $13.03         $12.08          $12.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.63          $20.23          $18.34         $17.92          $16.84
    End of period                          $9.60           $18.63          $20.23         $18.34          $17.92
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.88          $23.72          $21.39         $20.81          $19.43
    End of period                          $19.24          $24.88          $23.72         $21.39          $20.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.30          $11.08         $11.06          $11.17
    End of period                          $11.52          $11.55          $11.30         $11.08          $11.06
  Accumulation units outstanding
  at the end of period                       72              73              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.05          $20.00          $16.95         $16.06          $14.70
    End of period                          $13.69          $21.05          $20.00         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.76          $26.77          $24.13         $23.31          $21.80
    End of period                          $16.04          $28.76          $26.77         $24.13          $23.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.15          $35.11          $33.68         $30.25          $27.16
    End of period                          $23.25          $40.15          $35.11         $33.68          $30.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.27          $13.04         $12.59          $11.34
    End of period                          $8.73           $15.02          $15.27         $13.04          $12.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $10.21           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $16.84          $15.72          $13.15         $12.17          $10.30
    End of period                          $9.70           $16.84          $15.72         $13.15          $12.17
  Accumulation units outstanding
  at the end of period                      975            1,540           2,131           2,566           441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.91          $11.32         $10.82          $10.28
    End of period                          $8.18           $13.45          $11.91         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                     1,691            120             420             315             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.63          $12.20         $11.53          $11.01
    End of period                          $8.71           $14.81          $13.63         $12.20          $11.53
  Accumulation units outstanding
  at the end of period                      158             318             336             377            343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.27          $10.42          $9.70          $9.04
    End of period                          $8.30           $11.87          $11.27         $10.42          $9.70
  Accumulation units outstanding
  at the end of period                      130             234             234             470            129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $27.12          $23.04          $20.84         $20.95          $18.74
    End of period                          $15.22          $27.12          $23.04         $20.84          $20.95
  Accumulation units outstanding
  at the end of period                       -               -               -              108             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                    $26.31          $24.58          $24.08         $23.37           N/A
    End of period                          $15.18          $26.31          $24.58         $24.08           N/A
  Accumulation units outstanding
  at the end of period                       88              88              88             88             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61           N/A             N/A             N/A            N/A
    End of period                          $6.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,901            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      118             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.08          $17.41          $15.88         $15.74          $14.88
    End of period                          $10.16          $17.08          $17.41         $15.88          $15.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.98          $21.01          $17.93         $17.93          $16.09
    End of period                          $13.84          $22.98          $21.01         $17.93          $17.93
  Accumulation units outstanding
  at the end of period                      175             622             725             157             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,213            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.99            N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,215            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.41          $12.46          $10.85         $10.61           N/A
    End of period                          $7.45           $11.41          $12.46         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.96          $17.20          $16.84         $16.82          $15.88
    End of period                          $16.62          $17.96          $17.20         $16.84          $16.82
  Accumulation units outstanding
  at the end of period                      415            5,968           5,636           2,675           734

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.65          $11.21         $10.45           N/A
    End of period                          $7.91           $12.69          $12.65         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       96             337              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                    $10.37          $10.14          $10.09           N/A            N/A
    End of period                          $9.52           $10.37          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.84          $14.50          $11.26          $9.73          $8.58
    End of period                          $8.58           $15.84          $14.50         $11.26          $9.73
  Accumulation units outstanding
  at the end of period                      693            1,102           2,178           1,029           131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.63          $21.48          $19.65         $18.97          $16.93
    End of period                          $12.27          $22.63          $21.48         $19.65          $18.97
  Accumulation units outstanding
  at the end of period                       68              68             355             350             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.16          $14.05         $14.07          $13.64
    End of period                          $15.27          $14.69          $14.16         $14.05          $14.07
  Accumulation units outstanding
  at the end of period                     12,051          19,303          20,098         19,541          1,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $13.90          $10.81          $10.14           N/A            N/A
    End of period                          $6.78           $13.90          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      308              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.08          $19.03          $17.03         $16.04          $13.96
    End of period                          $10.77          $18.08          $19.03         $17.03          $16.04
  Accumulation units outstanding
  at the end of period                      202            2,278           1,825            612            405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.84          $13.90         $13.61          $12.29
    End of period                          $8.63           $14.40          $15.84         $13.90          $13.61
  Accumulation units outstanding
  at the end of period                      161            1,072           1,162            454            289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.14          $11.75          $10.73         $11.33          $9.86
    End of period                          $7.04           $11.14          $11.75         $10.73          $11.33
  Accumulation units outstanding
  at the end of period                     2,773           3,448           3,256           3,165            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.83          $10.70         $10.77          $10.50
    End of period                          $11.37          $11.24          $10.83         $10.70          $10.77
  Accumulation units outstanding
  at the end of period                     2,188           2,710           3,012           3,082           365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.64           $4.24           $4.31          $3.83
    End of period                          $3.38           $5.73           $5.64           $4.24          $4.31
  Accumulation units outstanding
  at the end of period                       -              106             105             149            144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.86          $9.81          $10.30          $9.55
    End of period                          $6.54           $9.76           $10.86          $9.81          $10.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.57          $8.36           $9.09          $8.84
    End of period                          $5.49           $10.42          $10.57          $8.36          $9.09
  Accumulation units outstanding
  at the end of period                     6,108           7,610           6,240           6,875          1,941

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.71          $9.88            N/A            N/A
    End of period                          $5.08           $10.28          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.20           $9.09           $7.98           $7.84          $7.28
    End of period                          $5.59           $9.20           $9.09           $7.98          $7.84
  Accumulation units outstanding
  at the end of period                       -             1,125             35             82              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                    $11.09          $13.75          $11.88         $11.47          $10.28
    End of period                          $5.34           $11.09          $13.75         $11.88          $11.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.76          $16.39          $11.99         $11.15          $9.23
    End of period                          $8.92           $17.76          $16.39         $11.99          $11.15
  Accumulation units outstanding
  at the end of period                     4,083           4,126           4,615           5,179          1,588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.10          $10.71         $10.20          $10.51
    End of period                          $8.73           $11.65          $11.10         $10.71          $10.20
  Accumulation units outstanding
  at the end of period                      303             303              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.23          $17.86          $14.57         $13.18          $11.66
    End of period                          $10.71          $19.23          $17.86         $14.57          $13.18
  Accumulation units outstanding
  at the end of period                     1,289           1,419           1,823           1,816           377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88          $9.72
    End of period                          $7.56           $13.48          $13.62         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                     46,006          42,919          47,709         61,157           498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.66          $9.16            N/A            N/A
    End of period                          $6.21           $11.81          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.67          $10.44         $10.81          $9.84
    End of period                          $7.07           $12.39          $10.67         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                     2,043           1,783           1,853           1,709          1,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $34.17          $25.89          $21.97         $16.46          $14.17
    End of period                          $20.72          $34.17          $25.89         $21.97          $16.46
  Accumulation units outstanding
  at the end of period                      928             985            1,022            823            279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.89          $12.63          $9.43          $8.10
    End of period                          $6.49           $13.21          $12.89         $12.63          $9.43
  Accumulation units outstanding
  at the end of period                     5,199           5,001           5,105           5,574          1,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.13          $9.78            N/A            N/A
    End of period                          $6.98           $10.63          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.58          $13.62         $12.47          $11.29
    End of period                          $9.31           $15.28          $14.58         $13.62          $12.47
  Accumulation units outstanding
  at the end of period                     3,187           3,288           3,398           3,358          2,512

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.65          $10.38         $10.19          $9.51
    End of period                          $7.25           $11.92          $11.65         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                     8,855           9,187           9,624           9,800          6,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.29          $19.79          $18.52         $17.43          $15.27
    End of period                          $10.11          $17.29          $19.79         $18.52          $17.43
  Accumulation units outstanding
  at the end of period                     3,118           3,310           3,032           2,816           959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.90          $12.99         $12.78          $11.34
    End of period                          $9.03           $14.22          $14.90         $12.99          $12.78
  Accumulation units outstanding
  at the end of period                     1,232           1,237           1,270           1,336           392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.41           $5.42          $5.06
    End of period                          $3.56           $6.46           $5.78           $5.41          $5.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.86          $15.44         $11.40          $9.77
    End of period                          $8.88           $17.32          $14.86         $15.44          $11.40
  Accumulation units outstanding
  at the end of period                     1,658           1,041           3,252           1,611           110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.96          $11.84         $11.05          $9.88
    End of period                          $7.81           $14.00          $12.96         $11.84          $11.05
  Accumulation units outstanding
  at the end of period                      263             303             352             374            374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.81          $12.10         $10.90          $9.72
    End of period                          $8.27           $14.33          $13.81         $12.10          $10.90
  Accumulation units outstanding
  at the end of period                      120             959             607            1,418            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.09          $12.97         $12.99          $12.62
    End of period                          $13.55          $13.83          $13.09         $12.97          $12.99
  Accumulation units outstanding
  at the end of period                     1,456           9,495           7,987           3,762          2,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                    $19.43          $21.47          $19.35         $18.23          $18.07
    End of period                          $11.28          $19.43          $21.47         $19.35          $18.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.56          $13.02          $12.07         $12.17          $11.86
    End of period                          $8.49           $12.56          $13.02         $12.07          $12.17
  Accumulation units outstanding
  at the end of period                      903            1,010           1,058           1,419            51

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.61          $20.21          $18.32         $17.90          $16.82
    End of period                          $9.58           $18.61          $20.21         $18.32          $17.90
  Accumulation units outstanding
  at the end of period                       81              -               56             56              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.85          $23.69          $21.36         $20.79          $19.41
    End of period                          $19.22          $24.85          $23.69         $21.36          $20.79
  Accumulation units outstanding
  at the end of period                      148             149             149             150             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.29          $11.07         $11.05          $11.16
    End of period                          $11.50          $11.54          $11.29         $11.07          $11.05
  Accumulation units outstanding
  at the end of period                     25,594          3,004             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $21.04          $19.99          $16.95         $16.06          $14.70
    End of period                          $13.68          $21.04          $19.99         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.73          $26.74          $24.10         $23.28          $21.78
    End of period                          $16.02          $28.73          $26.74         $24.10          $23.28
  Accumulation units outstanding
  at the end of period                      282            2,637           3,122             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $40.10          $35.07          $33.65         $30.23          $27.13
    End of period                          $23.22          $40.10          $35.07         $33.65          $30.23
  Accumulation units outstanding
  at the end of period                      259             696             144             430             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.26          $13.03         $12.58          $11.34
    End of period                          $8.72           $15.01          $15.26         $13.03          $12.58
  Accumulation units outstanding
  at the end of period                     1,306           1,686           1,576           1,550          1,297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $26.15          $24.41           N/A             N/A            N/A
    End of period                          $15.08          $26.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      119             126             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.40          $12.43           N/A             N/A            N/A
    End of period                          $7.43           $11.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      509             539             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.60          $14.13           N/A             N/A            N/A
    End of period                          $15.17          $14.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      423             448             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $34.03          $24.81           N/A             N/A            N/A
    End of period                          $20.62          $34.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      241             255             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.61           N/A             N/A            N/A
    End of period                          $6.46           $13.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      431             457             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $39.85          $34.79           N/A             N/A            N/A
    End of period                          $23.06          $39.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       85              90             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(996)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.30          $11.99           N/A            N/A
    End of period                          $7.94           $12.67          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.57          $13.03         $12.07          $10.22
    End of period                          $9.59           $16.66          $15.57         $13.03          $12.07
  Accumulation units outstanding
  at the end of period                      728             744             760             778            385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.86          $11.28         $10.79          $10.25
    End of period                          $8.13           $13.38          $11.86         $11.28          $10.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.57          $12.16         $11.50          $10.98
    End of period                          $8.66           $14.73          $13.57         $12.16          $11.50
  Accumulation units outstanding
  at the end of period                      673             687             701             717            377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.20          $10.37          $9.66          $9.01
    End of period                          $8.24           $11.79          $11.20         $10.37          $9.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.03          $24.34          $23.87         $23.39          $22.48
    End of period                          $15.01          $26.03          $24.34         $23.87          $23.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.76          $20.83          $17.79         $17.80          $15.99
    End of period                          $13.69          $22.76          $20.83         $17.79          $17.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                    $11.39          $12.45          $10.85         $11.01           N/A
    End of period                          $7.42           $11.39          $12.45         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.77          $17.04          $16.69         $16.68          $15.76
    End of period                          $16.43          $17.77          $17.04         $16.69          $16.68
  Accumulation units outstanding
  at the end of period                      202             212             221             232             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.64          $11.20         $11.05           N/A
    End of period                          $7.89           $12.66          $12.64         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.14          $10.14           N/A            N/A
    End of period                          $9.50           $10.36          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.39          $11.19          $9.68          $8.76
    End of period                          $8.50           $15.71          $14.39         $11.19          $9.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.39          $21.27          $19.47         $18.81          $16.80
    End of period                          $12.12          $22.39          $21.27         $19.47          $18.81
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.54          $14.02          $13.93         $13.96          $13.53
    End of period                          $15.10          $14.54          $14.02         $13.93          $13.96
  Accumulation units outstanding
  at the end of period                      480             503             526             550             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.93          $18.89          $16.91         $15.95          $13.89
    End of period                          $10.67          $17.93          $18.89         $16.91          $15.95
  Accumulation units outstanding
  at the end of period                      490             506             522             540            147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.28          $15.72          $13.81         $13.53          $12.23
    End of period                          $8.55           $14.28          $15.72         $13.81          $13.53
  Accumulation units outstanding
  at the end of period                      594             606             618             631            340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.68          $10.67         $11.28          $9.81
    End of period                          $6.99           $11.06          $11.68         $10.67          $11.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.67         $10.74          $10.48
    End of period                          $11.30          $11.18          $10.78         $10.67          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                    $9.69           $10.78          $9.75           $9.67           N/A
    End of period                          $6.49           $9.69           $10.78          $9.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.51          $8.32           $9.04          $8.81
    End of period                          $5.44           $10.34          $10.51          $8.32          $9.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $10.27          $11.70          $10.01           N/A            N/A
    End of period                          $5.07           $10.27          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                    $9.14           $9.03           $7.93           $7.77           N/A
    End of period                          $5.54           $9.14           $9.03           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $11.01          $13.67          $11.81         $11.42          $10.73
    End of period                          $5.30           $11.01          $13.67         $11.81          $11.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.64          $16.28          $11.92         $11.10          $9.20
    End of period                          $8.85           $17.64          $16.28         $11.92          $11.10
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.03          $10.65         $10.15          $9.47
    End of period                          $8.66           $11.57          $11.03         $10.65          $10.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.78          $14.52         $13.15          $11.64
    End of period                          $10.65          $19.13          $17.78         $14.52          $13.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.60          $11.74         $10.54           N/A
    End of period                          $7.53           $13.44          $13.60         $11.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                    $12.36          $10.65          $9.38            N/A            N/A
    End of period                          $7.05           $12.36          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $33.93          $25.73          $21.85         $16.38          $16.07
    End of period                          $20.55          $33.93          $25.73         $21.85          $16.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.81          $12.56          $9.38          $8.06
    End of period                          $6.44           $13.12          $12.81         $12.56          $9.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.13          $9.44            N/A            N/A
    End of period                          $6.96           $10.62          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.52          $13.58         $12.44          $11.26
    End of period                          $9.25           $15.21          $14.52         $13.58          $12.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.60          $10.34         $10.16          $9.49
    End of period                          $7.21           $11.86          $11.60         $10.34          $10.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.16          $19.66          $18.42         $17.35          $15.21
    End of period                          $10.03          $17.16          $19.66         $18.42          $17.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.83          $12.95         $12.74          $11.31
    End of period                          $8.98           $14.15          $14.83         $12.95          $12.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.41           $5.74           $5.38           $5.39          $5.08
    End of period                          $3.54           $6.41           $5.74           $5.38          $5.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $17.27          $14.83          $15.43         $11.40          $11.44
    End of period                          $8.85           $17.27          $14.83         $15.43          $11.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.93          $11.83         $11.10           N/A
    End of period                          $7.79           $13.96          $12.93         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.75          $12.05         $10.87          $9.70
    End of period                          $8.21           $14.25          $13.75         $12.05          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.00          $12.88         $12.92          $12.55
    End of period                          $13.42          $13.71          $13.00         $12.88          $12.92
  Accumulation units outstanding
  at the end of period                     1,253           1,290           1,327           1,367           474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.92          $11.99         $12.10          $11.79
    End of period                          $8.41           $12.46          $12.92         $11.99          $12.10
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.41          $20.01          $18.16         $17.76          $16.69
    End of period                          $9.47           $18.41          $20.01         $18.16          $17.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.94          $10.40         $10.17           N/A
    End of period                          $9.53           $11.33          $10.94         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.54          $10.72         $10.32           N/A
    End of period                          $9.30           $12.12          $11.54         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.58          $23.46          $21.17         $20.62          $19.27
    End of period                          $19.00          $24.58          $23.46         $21.17          $20.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.18          $10.97         $10.96          $11.06
    End of period                          $11.37          $11.41          $11.18         $10.97          $10.96
  Accumulation units outstanding
  at the end of period                     5,944           6,114             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                    $20.94          $19.92          $16.90         $16.03          $14.89
    End of period                          $13.61          $20.94          $19.92         $16.90          $16.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.42          $26.48          $23.89         $23.09          $21.61
    End of period                          $15.83          $28.42          $26.48         $23.89          $23.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $39.67          $34.72          $33.35         $29.98          $26.93
    End of period                          $22.95          $39.67          $34.72         $33.35          $29.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.17          $12.97         $12.53          $11.30
    End of period                          $8.66           $14.92          $15.17         $12.97          $12.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.29          $11.50         $11.52           N/A
    End of period                          $7.94           $12.67          $15.29         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.63          $15.54          $13.01         $12.06          $10.84
    End of period                          $9.57           $16.63          $15.54         $13.01          $12.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.85          $11.27         $10.78          $10.25
    End of period                          $8.12           $13.37          $11.85         $11.27          $10.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.56          $12.15         $11.50          $10.98
    End of period                          $8.65           $14.72          $13.56         $12.15          $11.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.19          $10.36          $9.66          $9.00
    End of period                          $8.23           $11.78          $11.19         $10.36          $9.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.77          $20.62         $18.93           N/A
    End of period                          $15.01          $26.78          $22.77         $20.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $25.98          $24.30          $23.83         $23.35          $22.77
    End of period                          $14.97          $25.98          $24.30         $23.83          $23.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $16.89          $17.23          $15.73         $15.61          $14.76
    End of period                          $10.04          $16.89          $17.23         $15.73          $15.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.72          $20.80          $17.77         $17.78          $15.97
    End of period                          $13.67          $22.72          $20.80         $17.77          $17.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $10.29           N/A            N/A
    End of period                          $7.34           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      519             520              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.38          $12.44          $10.84         $10.93           N/A
    End of period                          $7.42           $11.38          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.01          $16.66         $16.66          $15.73
    End of period                          $16.39          $17.73          $17.01         $16.66          $16.66
  Accumulation units outstanding
  at the end of period                     1,330           1,405           1,473           1,162            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.63          $11.20         $10.77           N/A
    End of period                          $7.88           $12.66          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.14          $9.99            N/A            N/A
    End of period                          $9.49           $10.35          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.38          $11.17          $9.67          $8.53
    End of period                          $8.49           $15.69          $14.38         $11.17          $9.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.34          $21.24          $19.44         $18.79          $16.78
    End of period                          $12.10          $22.34          $21.24         $19.44          $18.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.99          $13.90         $13.94          $13.51
    End of period                          $15.07          $14.51          $13.99         $13.90          $13.94
  Accumulation units outstanding
  at the end of period                     1,162           1,227           1,287            888             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.88          $10.81          $10.13           N/A            N/A
    End of period                          $6.76           $13.88          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.91          $18.87          $16.89         $15.93          $13.88
    End of period                          $10.65          $17.91          $18.87         $16.89          $15.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.26          $15.70          $13.79         $13.52          $12.22
    End of period                          $8.54           $14.26          $15.70         $13.79          $13.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.05          $11.67          $10.66         $11.27          $9.81
    End of period                          $6.98           $11.05          $11.67         $10.66          $11.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.77          $10.66         $10.74          $10.48
    End of period                          $11.29          $11.17          $10.77         $10.66          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.59           $4.22           $4.28          $3.92
    End of period                          $3.35           $5.69           $5.59           $4.22          $4.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                    $9.67           $10.77          $9.74           $9.32           N/A
    End of period                          $6.48           $9.67           $10.77          $9.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.49          $8.31           $9.04          $8.80
    End of period                          $5.44           $10.33          $10.49          $8.31          $9.04
  Accumulation units outstanding
  at the end of period                     6,039             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.04           N/A            N/A
    End of period                          $5.07           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.13           $9.02           $7.92           $7.80          $7.24
    End of period                          $5.53           $9.13           $9.02           $7.92          $7.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $10.99          $13.65          $11.80         $11.41          $10.28
    End of period                          $5.29           $10.99          $13.65         $11.80          $11.41
  Accumulation units outstanding
  at the end of period                     4,757             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.61          $16.26          $11.91         $11.09          $9.19
    End of period                          $8.84           $17.61          $16.26         $11.91          $11.09
  Accumulation units outstanding
  at the end of period                     4,923             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.02          $10.64         $10.14          $10.46
    End of period                          $8.65           $11.55          $11.02         $10.64          $10.14
  Accumulation units outstanding
  at the end of period                     5,343             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.77          $14.51         $13.14          $11.63
    End of period                          $10.63          $19.12          $17.77         $14.51          $13.14
  Accumulation units outstanding
  at the end of period                      129             136             143             116             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.59          $11.73         $10.88          $10.53
    End of period                          $7.53           $13.44          $13.59         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                      232             245             257             207             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.65          $9.16            N/A            N/A
    End of period                          $6.20           $11.79          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                    $12.35          $10.64          $10.42          $9.89           N/A
    End of period                          $7.04           $12.35          $10.64         $10.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $33.88          $25.70          $21.83         $16.37          $13.83
    End of period                          $20.52          $33.88          $25.70         $21.83          $16.37
  Accumulation units outstanding
  at the end of period                     3,114             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.80          $12.54          $9.38          $8.06
    End of period                          $6.43           $13.10          $12.80         $12.54          $9.38
  Accumulation units outstanding
  at the end of period                     11,144            -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.13          $9.68            N/A            N/A
    End of period                          $6.96           $10.62          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.51          $13.57         $12.43          $11.26
    End of period                          $9.24           $15.19          $14.51         $13.57          $12.43
  Accumulation units outstanding
  at the end of period                     1,121           1,184           1,241           1,121            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.59          $10.33         $10.16          $9.49
    End of period                          $7.20           $11.85          $11.59         $10.33          $10.16
  Accumulation units outstanding
  at the end of period                     1,299           1,372           1,438           1,147            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.14          $19.64          $18.40         $17.33          $15.20
    End of period                          $10.02          $17.14          $19.64         $18.40          $17.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.14          $14.82          $12.94         $12.74          $11.31
    End of period                          $8.97           $14.14          $14.82         $12.94          $12.74
  Accumulation units outstanding
  at the end of period                      344             364             381             308             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.40           $5.73           $5.38           $5.39          $5.07
    End of period                          $3.53           $6.40           $5.73           $5.38          $5.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $17.27          $14.83          $15.42         $11.40          $11.40
    End of period                          $8.84           $17.27          $14.83         $15.42          $11.40
  Accumulation units outstanding
  at the end of period                      129             136             143             116             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.93          $11.82         $11.05          $10.86
    End of period                          $7.78           $13.96          $12.93         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                      233             246             257             206             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.73          $12.05         $10.86          $9.69
    End of period                          $8.20           $14.23          $13.73         $12.05          $10.86
  Accumulation units outstanding
  at the end of period                      459             459             460             461            461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.98          $12.87         $12.90          $12.54
    End of period                          $13.40          $13.69          $12.98         $12.87          $12.90
  Accumulation units outstanding
  at the end of period                     4,435            330             331             331            332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.19          $21.22          $19.14         $18.06          $16.48
    End of period                          $11.13          $19.19          $21.22         $19.14          $18.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.91          $11.98         $12.09          $11.78
    End of period                          $8.40           $12.44          $12.91         $11.98          $12.09
  Accumulation units outstanding
  at the end of period                      740             781             819             649             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.37          $19.98          $18.13         $17.73          $16.67
    End of period                          $9.45           $18.37          $19.98         $18.13          $17.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.53          $23.42          $21.14         $20.59          $19.24
    End of period                          $18.96          $24.53          $23.42         $21.14          $20.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.16          $10.95         $10.94          $11.06
    End of period                          $11.35          $11.39          $11.16         $10.95          $10.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.91          $16.89         $16.02          $14.68
    End of period                          $13.60          $20.93          $19.91         $16.89          $16.02
  Accumulation units outstanding
  at the end of period                      287             287             288             288            289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.37          $26.43          $23.85         $23.06          $21.58
    End of period                          $15.80          $28.37          $26.43         $23.85          $23.06
  Accumulation units outstanding
  at the end of period                      188             188              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $39.60          $34.66          $33.29         $29.94          $26.89
    End of period                          $22.91          $39.60          $34.66         $33.29          $29.94
  Accumulation units outstanding
  at the end of period                     1,814             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.16          $12.96         $12.52          $11.29
    End of period                          $8.65           $14.90          $15.16         $12.96          $12.52
  Accumulation units outstanding
  at the end of period                     4,304             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.82           N/A
    End of period                          $7.93           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $16.56          $15.48          $13.60           N/A            N/A
    End of period                          $9.53           $16.56          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                    $22.63          $20.72          $17.71         $16.46           N/A
    End of period                          $13.61          $22.63          $20.72         $17.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $10.54           N/A            N/A
    End of period                          $7.33           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.44          $10.84         $10.85           N/A
    End of period                          $7.41           $11.37          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.63          $11.20         $11.10           N/A
    End of period                          $7.87           $12.64          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.13          $10.00           N/A            N/A
    End of period                          $9.48           $10.35          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.94          $13.85         $13.89          $13.87
    End of period                          $14.99          $14.44          $13.94         $13.85          $13.89
  Accumulation units outstanding
  at the end of period                       -               -              353             799             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1185)

  Accumulation unit value:
    Beginning of period                    $14.21          $15.65          $14.89           N/A            N/A
    End of period                          $8.51           $14.21          $15.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.75          $10.65         $10.76           N/A
    End of period                          $11.26          $11.15          $10.75         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.74          $9.72           $9.78           N/A
    End of period                          $6.46           $9.64           $10.74          $9.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.12           N/A            N/A
    End of period                          $5.06           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                    $10.96          $13.61          $12.13           N/A            N/A
    End of period                          $5.27           $10.96          $13.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $10.65
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                       -               -             3,076           7,698            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.71          $12.03         $11.53           N/A
    End of period                          $8.18           $14.20          $13.71         $12.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.94          $12.83         $12.87          $12.84
    End of period                          $13.35          $13.64          $12.94         $12.83          $12.87
  Accumulation units outstanding
  at the end of period                       -               -              568            1,294            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.93          $10.40         $10.17           N/A
    End of period                          $9.51           $11.31          $10.93         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.18          $12.06         $11.39           N/A
    End of period                          $9.86           $13.95          $13.18         $12.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.11          $10.91         $10.88           N/A
    End of period                          $11.29          $11.34          $11.11         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.38           N/A
    End of period                          $7.92           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.53          $15.45          $12.94         $12.00          $10.80
    End of period                          $9.51           $16.53          $15.45         $12.94          $12.00
  Accumulation units outstanding
  at the end of period                     1,264            995            1,027            808            578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.33          $11.82          $11.25         $10.76          $10.24
    End of period                          $8.09           $13.33          $11.82         $11.25          $10.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.53          $12.13         $11.48          $10.97
    End of period                          $8.62           $14.68          $13.53         $12.13          $11.48
  Accumulation units outstanding
  at the end of period                     1,116            908             835             625            447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.15          $10.33          $9.63          $8.99
    End of period                          $8.20           $11.73          $11.15         $10.33          $9.63
  Accumulation units outstanding
  at the end of period                       -               -               40             51              55

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $26.61          $22.64          $20.51         $20.65          $18.88
    End of period                          $14.91          $26.61          $22.64         $20.51          $20.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.82          $24.15          $23.70         $23.24          $22.34
    End of period                          $14.87          $25.82          $24.15         $23.70          $23.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $16.80          $17.14          $15.66         $15.55          $14.71
    End of period                          $9.98           $16.80          $17.14         $15.66          $15.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.59          $20.69          $17.68         $17.70          $15.91
    End of period                          $13.58          $22.59          $20.69         $17.68          $17.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.97            N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,257           2,257            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $9.83            N/A            N/A
    End of period                          $7.33           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      652             837              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $9.99            N/A             N/A            N/A
    End of period                          $5.91           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,965           1,608            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.43          $10.84         $10.87           N/A
    End of period                          $7.41           $11.37          $12.43         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.62          $16.91          $16.58         $16.58          $15.66
    End of period                          $16.28          $17.62          $16.91         $16.58          $16.58
  Accumulation units outstanding
  at the end of period                     1,924           2,046           2,098           1,479           989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.62          $11.19         $10.69           N/A
    End of period                          $7.87           $12.64          $12.62         $11.19           N/A
  Accumulation units outstanding
  at the end of period                      790             790              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.13          $9.98            N/A            N/A
    End of period                          $9.48           $10.35          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.31          $11.13          $9.63          $8.50
    End of period                          $8.44           $15.61          $14.31         $11.13          $9.63
  Accumulation units outstanding
  at the end of period                       -               -               43             54              59

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.20          $21.11          $19.34         $18.70          $16.70
    End of period                          $12.02          $22.20          $21.11         $19.34          $18.70
  Accumulation units outstanding
  at the end of period                       -              167             189             195            198

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.91          $13.83         $13.87          $13.46
    End of period                          $14.96          $14.42          $13.91         $13.83          $13.87
  Accumulation units outstanding
  at the end of period                     3,330           3,708           3,780           2,645          1,756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                    $13.87          $10.80          $8.85            N/A            N/A
    End of period                          $6.75           $13.87          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.82          $18.78          $16.83         $15.87          $13.83
    End of period                          $10.60          $17.82          $18.78         $16.83          $15.87
  Accumulation units outstanding
  at the end of period                     1,328           1,070           1,135            814            651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $14.19          $15.63          $13.74         $13.47          $12.18
    End of period                          $8.49           $14.19          $15.63         $13.74          $13.47
  Accumulation units outstanding
  at the end of period                     1,076            872             724             541            377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.00          $11.62          $10.63         $11.24          $9.78
    End of period                          $6.94           $11.00          $11.62         $10.63          $11.24
  Accumulation units outstanding
  at the end of period                       -              261             261             261            261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.75          $10.64         $10.72          $10.46
    End of period                          $11.25          $11.14          $10.75         $10.64          $10.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $5.66           $5.57           $4.20           $4.27          $3.77
    End of period                          $3.33           $5.66           $5.57           $4.20          $4.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.74          $9.71          $10.22          $9.40
    End of period                          $6.45           $9.64           $10.74          $9.71          $10.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.45          $8.28           $9.01          $8.78
    End of period                          $5.41           $10.29          $10.45          $8.28          $9.01
  Accumulation units outstanding
  at the end of period                       -               -               41             53              57

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.25          $11.70          $10.02           N/A            N/A
    End of period                          $5.06           $10.25          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.09           $8.99           $7.90           $7.78          $7.23
    End of period                          $5.51           $9.09           $8.99           $7.90          $7.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $10.95          $13.60          $11.76         $11.38          $10.25
    End of period                          $5.26           $10.95          $13.60         $11.76          $11.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.54          $16.20          $11.87         $11.06          $9.17
    End of period                          $8.80           $17.54          $16.20         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                       -              280             318             328            332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.98          $10.60         $10.11          $10.44
    End of period                          $8.61           $11.50          $10.98         $10.60          $10.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.72          $14.49         $13.12          $11.62
    End of period                          $10.60          $19.06          $17.72         $14.49          $13.12
  Accumulation units outstanding
  at the end of period                       -              234             265             274            277

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $9.86
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.65          $9.66            N/A            N/A
    End of period                          $6.19           $11.79          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $12.33          $10.63          $10.42         $10.72           N/A
    End of period                          $7.03           $12.33          $10.63         $10.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $33.74          $25.60          $21.76         $16.32          $13.79
    End of period                          $20.43          $33.74          $25.60         $21.76          $16.32
  Accumulation units outstanding
  at the end of period                       -              303             210             217            220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.75          $12.50          $9.35          $8.04
    End of period                          $6.40           $13.04          $12.75         $12.50          $9.35
  Accumulation units outstanding
  at the end of period                       -               -               45             56              61

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.47          $13.54         $12.41          $11.25
    End of period                          $9.21           $15.15          $14.47         $13.54          $12.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.56          $10.31         $10.14          $9.48
    End of period                          $7.18           $11.82          $11.56         $10.31          $10.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.07          $19.57          $18.35         $17.29          $15.16
    End of period                          $9.97           $17.07          $19.57         $18.35          $17.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.10          $14.78          $12.92         $12.72          $11.30
    End of period                          $8.94           $14.10          $14.78         $12.92          $12.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.71           $5.36           $5.37          $5.06
    End of period                          $3.51           $6.37           $5.71           $5.36          $5.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.81          $15.41         $11.40          $11.12
    End of period                          $8.83           $17.24          $14.81         $15.41          $11.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.91          $11.82         $10.94           N/A
    End of period                          $7.77           $13.93          $12.91         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.70          $12.02         $10.85          $9.68
    End of period                          $8.17           $14.18          $13.70         $12.02          $10.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.92          $12.82         $12.86          $12.50
    End of period                          $13.33          $13.63          $12.92         $12.82          $12.86
  Accumulation units outstanding
  at the end of period                     6,843           7,561           7,405           5,357          3,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.07          $21.10          $19.04         $17.97          $16.41
    End of period                          $11.05          $19.07          $21.10         $19.04          $17.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.85          $11.93         $12.04          $11.74
    End of period                          $8.35           $12.38          $12.85         $11.93          $12.04
  Accumulation units outstanding
  at the end of period                      317             317              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.26          $19.86          $18.03         $17.64          $16.60
    End of period                          $9.39           $18.26          $19.86         $18.03          $17.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.31          $10.95           N/A             N/A            N/A
    End of period                          $9.50           $11.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             421             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.52          $10.71         $10.31           N/A
    End of period                          $9.28           $12.09          $11.52         $10.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.38          $23.28          $21.02         $20.49          $19.15
    End of period                          $18.83          $24.38          $23.28         $21.02          $20.49
  Accumulation units outstanding
  at the end of period                      315             357              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.10          $10.90         $10.89          $11.01
    End of period                          $11.27          $11.32          $11.10         $10.90          $10.89
  Accumulation units outstanding
  at the end of period                     6,929           7,384             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.87          $16.86         $16.00          $14.67
    End of period                          $13.55          $20.87          $19.87         $16.86          $16.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.19          $26.28          $23.72         $22.95          $21.49
    End of period                          $15.69          $28.19          $26.28         $23.72          $22.95
  Accumulation units outstanding
  at the end of period                      795             598              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $39.35          $34.46          $33.12         $29.79          $26.77
    End of period                          $22.75          $39.35          $34.46         $33.12          $29.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.11          $12.92         $12.49          $11.27
    End of period                          $8.61           $14.84          $15.11         $12.92          $12.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.63          $15.27          $11.50         $10.21           N/A
    End of period                          $7.91           $12.63          $15.27         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                    $16.42          $15.36          $12.87         $11.94          $10.69
    End of period                          $9.44           $16.42          $15.36         $12.87          $11.94
  Accumulation units outstanding
  at the end of period                      121             118             149             49              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.79          $11.22         $10.75          $10.31
    End of period                          $8.06           $13.28          $11.79         $11.22          $10.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.49          $12.10         $11.46          $10.72
    End of period                          $8.59           $14.63          $13.49         $12.10          $11.46
  Accumulation units outstanding
  at the end of period                      110             106             127             42              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.12          $10.30          $9.61          $8.92
    End of period                          $8.16           $11.68          $11.12         $10.30          $9.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $26.44          $22.51          $20.40         $20.55          $18.77
    End of period                          $14.81          $26.44          $22.51         $20.40          $20.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                    $25.66          $24.01          $23.57         $23.13          $21.57
    End of period                          $14.77          $25.66          $24.01         $23.57          $23.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $16.70          $17.05          $15.59         $15.48          $13.97
    End of period                          $9.91           $16.70          $17.05         $15.59          $15.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                    $22.46          $20.58          $17.60         $17.63          $15.42
    End of period                          $13.50          $22.46          $20.58         $17.60          $17.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.10           N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,010           1,082            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $9.84            N/A            N/A
    End of period                          $7.32           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $11.35          $12.42          $10.84         $10.33           N/A
    End of period                          $7.39           $11.35          $12.42         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.81          $16.49         $16.50          $15.56
    End of period                          $16.17          $17.51          $16.81         $16.49          $16.50
  Accumulation units outstanding
  at the end of period                     1,331           3,335           3,596           2,972          1,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.61          $11.19         $10.65           N/A
    End of period                          $7.85           $12.62          $12.61         $11.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.13          $9.99            N/A            N/A
    End of period                          $9.47           $10.34          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.25          $11.09          $9.60          $8.47
    End of period                          $8.40           $15.53          $14.25         $11.09          $9.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                    $22.06          $20.99          $19.24         $18.61          $16.44
    End of period                          $11.94          $22.06          $20.99         $19.24          $18.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.83          $13.76         $13.80          $13.53
    End of period                          $14.86          $14.33          $13.83         $13.76          $13.80
  Accumulation units outstanding
  at the end of period                      857             868            1,060            581             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.86          $10.80          $10.12           N/A            N/A
    End of period                          $6.74           $13.86          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(601)

  Accumulation unit value:
    Beginning of period                    $17.73          $18.70          $16.76         $15.82          $14.01
    End of period                          $10.54          $17.73          $18.70         $16.76          $15.82
  Accumulation units outstanding
  at the end of period                      130             125             164             49              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $14.12          $15.56          $13.68         $13.43          $12.11
    End of period                          $8.45           $14.12          $15.56         $13.68          $13.43
  Accumulation units outstanding
  at the end of period                      100              95             111             37              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.95          $11.58          $10.59         $11.21          $9.76
    End of period                          $6.91           $10.95          $11.58         $10.59          $11.21
  Accumulation units outstanding
  at the end of period                     3,682           4,936           3,399           3,133           665

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.72          $10.62         $10.71          $10.41
    End of period                          $11.21          $11.11          $10.72         $10.62          $10.71
  Accumulation units outstanding
  at the end of period                     3,677           5,010           4,086           3,940          1,968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $5.64           $5.55           $4.19           $4.26          $3.78
    End of period                          $3.31           $5.64           $5.55           $4.19          $4.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $9.59           $10.70          $9.68          $10.19          $9.44
    End of period                          $6.42           $9.59           $10.70          $9.68          $10.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.42          $8.25           $8.99          $8.76
    End of period                          $5.38           $10.24          $10.42          $8.25          $8.99
  Accumulation units outstanding
  at the end of period                     5,218           5,678           4,256           4,576          1,194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $10.24          $11.69          $9.96            N/A            N/A
    End of period                          $5.05           $10.24          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.96           $7.87           $7.75          $7.15
    End of period                          $5.48           $9.05           $8.96           $7.87          $7.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $10.90          $13.55          $11.72         $11.35          $10.37
    End of period                          $5.24           $10.90          $13.55         $11.72          $11.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.46          $16.14          $11.83         $11.03          $9.14
    End of period                          $8.76           $17.46          $16.14         $11.83          $11.03
  Accumulation units outstanding
  at the end of period                     3,300           3,333           2,831           3,218           970

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.94          $10.57         $10.08          $10.11
    End of period                          $8.56           $11.45          $10.94         $10.57          $10.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.68          $14.46         $13.10          $11.67
    End of period                          $10.56          $19.00          $17.68         $14.46          $13.10
  Accumulation units outstanding
  at the end of period                     1,793           1,912           1,465           1,379            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.56          $11.72         $10.88          $9.72
    End of period                          $7.49           $13.39          $13.56         $11.72          $10.88
  Accumulation units outstanding
  at the end of period                     6,018           13,769          13,221         13,453           985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.64          $10.15           N/A            N/A
    End of period                          $6.18           $11.77          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.62          $10.41         $10.80          $10.45
    End of period                          $7.01           $12.31          $10.62         $10.41          $10.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $33.60          $25.51          $21.69         $16.28          $13.37
    End of period                          $20.33          $33.60          $25.51         $21.69          $16.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.70          $12.46          $9.32          $8.02
    End of period                          $6.37           $12.99          $12.70         $12.46          $9.32
  Accumulation units outstanding
  at the end of period                     2,711           3,367           2,284           1,839            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.12          $10.17           N/A            N/A
    End of period                          $6.94           $10.60          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.43          $13.51         $12.39          $11.40
    End of period                          $9.18           $15.10          $14.43         $13.51          $12.39
  Accumulation units outstanding
  at the end of period                     1,485           2,275           1,666           1,437            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.54          $10.29         $10.13          $9.62
    End of period                          $7.15           $11.78          $11.54         $10.29          $10.13
  Accumulation units outstanding
  at the end of period                     4,980           3,805           3,030           2,567            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $17.00          $19.49          $18.29         $17.24          $15.12
    End of period                          $9.92           $17.00          $19.49         $18.29          $17.24
  Accumulation units outstanding
  at the end of period                     2,578           3,073           2,089           1,840           436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.75          $12.89         $12.70          $11.12
    End of period                          $8.91           $14.06          $14.75         $12.89          $12.70
  Accumulation units outstanding
  at the end of period                     1,835           1,995           1,306           1,189            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                    $6.35           $5.69           $5.34           $5.36          $5.21
    End of period                          $3.50           $6.35           $5.69           $5.34          $5.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $17.21          $14.79          $15.40         $11.40          $10.78
    End of period                          $8.81           $17.21          $14.79         $15.40          $11.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.90          $11.81         $11.05          $9.87
    End of period                          $7.75           $13.91          $12.90         $11.81          $11.05
  Accumulation units outstanding
  at the end of period                     3,801           4,028           4,210           4,412            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.66          $11.99         $10.82          $9.43
    End of period                          $8.14           $14.14          $13.66         $11.99          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.86          $12.77         $12.81          $12.38
    End of period                          $13.26          $13.56          $12.86         $12.77          $12.81
  Accumulation units outstanding
  at the end of period                     4,742           2,357           2,816           2,243          1,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $18.94          $20.98          $18.94         $17.88          $16.60
    End of period                          $10.98          $18.94          $20.98         $18.94          $17.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.32          $12.79          $11.89         $12.00          $11.70
    End of period                          $8.31           $12.32          $12.79         $11.89          $12.00
  Accumulation units outstanding
  at the end of period                       -              776             802             602             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                    $18.14          $19.74          $17.94         $17.56          $16.31
    End of period                          $9.33           $18.14          $19.74         $17.94          $17.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.22          $23.15          $20.91         $20.39          $19.07
    End of period                          $18.70          $24.22          $23.15         $20.91          $20.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.03          $10.84         $10.84          $10.91
    End of period                          $11.19          $11.25          $11.03         $10.84          $10.84
  Accumulation units outstanding
  at the end of period                     1,338           1,310             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.82          $19.82          $16.84         $15.98          $14.65
    End of period                          $13.51          $20.82          $19.82         $16.84          $15.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                    $28.01          $26.12          $23.60         $22.84          $21.44
    End of period                          $15.59          $28.01          $26.12         $23.60          $22.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $39.10          $34.26          $32.94         $29.65          $26.42
    End of period                          $22.60          $39.10          $34.26         $32.94          $29.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.06          $12.88         $12.46          $11.35
    End of period                          $8.57           $14.79          $15.06         $12.88          $12.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.25          $11.49         $10.17           N/A
    End of period                          $7.89           $12.62          $15.25         $11.49           N/A
  Accumulation units outstanding
  at the end of period                      217             170             207             208            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $16.32          $15.27          $12.80         $11.88          $10.39
    End of period                          $9.38           $16.32          $15.27         $12.80          $11.88
  Accumulation units outstanding
  at the end of period                      243             243             243             243            244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.76          $11.20         $10.73          $9.91
    End of period                          $8.03           $13.24          $11.76         $11.20          $10.73
  Accumulation units outstanding
  at the end of period                      204             204             204             205            205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.46          $12.08         $11.44          $10.27
    End of period                          $8.56           $14.58          $13.46         $12.08          $11.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.08          $10.28          $9.59          $8.68
    End of period                          $8.12           $11.64          $11.08         $10.28          $9.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                    $26.27          $22.38          $20.29         $20.46          $18.54
    End of period                          $14.71          $26.27          $22.38         $20.29          $20.46
  Accumulation units outstanding
  at the end of period                      346             369             369             378             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $25.50          $23.88          $23.46         $23.02          $20.77
    End of period                          $14.67          $25.50          $23.88         $23.46          $23.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                    $16.60          $16.96          $15.51         $15.42          $14.13
    End of period                          $9.85           $16.60          $16.96         $15.51          $15.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.48          $17.52         $17.56          $15.80
    End of period                          $13.42          $22.34          $20.48         $17.52          $17.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,674            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.78          $9.92            N/A            N/A
    End of period                          $7.31           $10.69          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $11.34          $12.41          $10.83         $10.27           N/A
    End of period                          $7.38           $11.34          $12.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                      488             419             440             426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.71          $16.40         $16.42          $15.53
    End of period                          $16.06          $17.40          $16.71         $16.40          $16.42
  Accumulation units outstanding
  at the end of period                     2,836           2,375           2,485           2,594           136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.60          $11.19         $10.33           N/A
    End of period                          $7.84           $12.61          $12.60         $11.19           N/A
  Accumulation units outstanding
  at the end of period                      440             413             425             418            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.13          $9.98            N/A            N/A
    End of period                          $9.45           $10.33          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.19          $11.04          $9.57          $7.89
    End of period                          $8.35           $15.46          $14.19         $11.04          $9.57
  Accumulation units outstanding
  at the end of period                      271             863             889             918             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $21.92          $20.87          $19.13         $18.52          $16.33
    End of period                          $11.85          $21.92          $20.87         $19.13          $18.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.75          $13.68         $13.73          $13.32
    End of period                          $14.76          $14.24          $13.75         $13.68          $13.73
  Accumulation units outstanding
  at the end of period                     1,593           1,961           2,040           2,126           317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.85          $10.79          $10.12           N/A            N/A
    End of period                          $6.73           $13.85          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(589)

  Accumulation unit value:
    Beginning of period                    $17.65          $18.62          $16.70         $15.77          $13.87
    End of period                          $10.48          $17.65          $18.62         $16.70          $15.77
  Accumulation units outstanding
  at the end of period                      403             404             404             404            243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(589)

  Accumulation unit value:
    Beginning of period                    $14.05          $15.49          $13.63         $13.38          $12.05
    End of period                          $8.40           $14.05          $15.49         $13.63          $13.38
  Accumulation units outstanding
  at the end of period                      366             366             367             367            175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.54          $10.56         $11.18          $9.74
    End of period                          $6.88           $10.91          $11.54         $10.56          $11.18
  Accumulation units outstanding
  at the end of period                      643             675             704             712             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.69          $10.60         $10.69          $10.36
    End of period                          $11.18          $11.07          $10.69         $10.60          $10.69
  Accumulation units outstanding
  at the end of period                     1,306           2,193           2,252           2,170           721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.53           $4.18           $4.25          $3.75
    End of period                          $3.30           $5.61           $5.53           $4.18          $4.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                    $9.55           $10.66          $9.65          $10.16          $8.96
    End of period                          $6.39           $9.55           $10.66          $9.65          $10.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.38          $8.23           $8.96          $8.74
    End of period                          $5.36           $10.20          $10.38          $8.23          $8.96
  Accumulation units outstanding
  at the end of period                       -             6,125           6,125           6,125          3,634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.69          $10.02           N/A            N/A
    End of period                          $5.04           $10.23          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       61              64              67             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.92           $7.85           $7.73          $7.00
    End of period                          $5.45           $9.01           $8.92           $7.85          $7.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $10.86          $13.50          $11.69         $11.31          $10.02
    End of period                          $5.21           $10.86          $13.50         $11.69          $11.31
  Accumulation units outstanding
  at the end of period                       -             4,825           4,825           4,825          2,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.39          $16.08          $11.79         $11.00          $9.12
    End of period                          $8.71           $17.39          $16.08         $11.79          $11.00
  Accumulation units outstanding
  at the end of period                      655            5,681           5,711           5,719          2,960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.90          $10.53         $10.06          $9.98
    End of period                          $8.52           $11.40          $10.90         $10.53          $10.06
  Accumulation units outstanding
  at the end of period                       -             5,418           5,418           5,418          3,236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.95          $17.64          $14.43         $13.08          $11.59
    End of period                          $10.52          $18.95          $17.64         $14.43          $13.08
  Accumulation units outstanding
  at the end of period                      261             603             617             604            619

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.55          $11.71         $10.88          $9.77
    End of period                          $7.48           $13.37          $13.55         $11.71          $10.88
  Accumulation units outstanding
  at the end of period                      645            16,405          17,086         14,998           220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.64          $9.35            N/A            N/A
    End of period                          $6.17           $11.76          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                    $12.29          $10.61          $10.40         $10.80          $10.75
    End of period                          $7.00           $12.29          $10.61         $10.40          $10.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $33.46          $25.41          $21.61         $16.23          $14.30
    End of period                          $20.23          $33.46          $25.41         $21.61          $16.23
  Accumulation units outstanding
  at the end of period                      399            3,684           3,709           3,768          2,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.65          $12.42          $9.30          $8.00
    End of period                          $6.34           $12.93          $12.65         $12.42          $9.30
  Accumulation units outstanding
  at the end of period                      461            12,293          12,340         12,391          6,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.12          $9.46            N/A            N/A
    End of period                          $6.93           $10.59          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.40          $13.49         $12.37          $11.22
    End of period                          $9.15           $15.06          $14.40         $13.49          $12.37
  Accumulation units outstanding
  at the end of period                      549            1,012           1,041           1,032          1,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.51          $10.27         $10.11          $9.46
    End of period                          $7.13           $11.75          $11.51         $10.27          $10.11
  Accumulation units outstanding
  at the end of period                     1,843           3,593           3,689           3,628          3,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.93          $19.42          $18.23         $17.19          $15.09
    End of period                          $9.87           $16.93          $19.42         $18.23          $17.19
  Accumulation units outstanding
  at the end of period                      422             443             462             467             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.01          $14.71          $12.86         $12.68          $11.27
    End of period                          $8.88           $14.01          $14.71         $12.86          $12.68
  Accumulation units outstanding
  at the end of period                      400             637             658             660            683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $6.32           $5.67           $5.33           $5.34          $5.16
    End of period                          $3.48           $6.32           $5.67           $5.33          $5.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $17.18          $14.78          $15.39         $11.40          $10.85
    End of period                          $8.79           $17.18          $14.78         $15.39          $11.40
  Accumulation units outstanding
  at the end of period                      363             383             357             386             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.88          $11.80         $11.04          $9.80
    End of period                          $7.73           $13.89          $12.88         $11.80          $11.04
  Accumulation units outstanding
  at the end of period                      962            1,253           1,296           1,285           219

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.62          $11.96         $10.80          $9.50
    End of period                          $8.11           $14.09          $13.62         $11.96          $10.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.81          $12.72         $12.77          $12.34
    End of period                          $13.18          $13.49          $12.81         $12.72          $12.77
  Accumulation units outstanding
  at the end of period                     3,138           7,653           7,709           7,736          2,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                    $18.83          $20.86          $18.84         $17.80          $16.12
    End of period                          $10.90          $18.83          $20.86         $18.84          $17.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.26          $12.74          $11.84         $11.96          $11.66
    End of period                          $8.26           $12.26          $12.74         $11.84          $11.96
  Accumulation units outstanding
  at the end of period                      884            1,638           1,684           1,655           622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                    $18.03          $19.63          $17.84         $17.47          $16.36
    End of period                          $9.26           $18.03          $19.63         $17.84          $17.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $24.07          $23.01          $20.80         $20.30          $19.00
    End of period                          $18.57          $24.07          $23.01         $20.80          $20.30
  Accumulation units outstanding
  at the end of period                      607            1,116            130             77              26

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.97          $10.78         $10.78          $10.82
    End of period                          $11.12          $11.18          $10.97         $10.78          $10.78
  Accumulation units outstanding
  at the end of period                     3,385           3,396             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.78          $16.81         $15.97          $14.39
    End of period                          $13.47          $20.76          $19.78         $16.81          $15.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $27.83          $25.97          $23.47         $22.73          $20.67
    End of period                          $15.48          $27.83          $25.97         $23.47          $22.73
  Accumulation units outstanding
  at the end of period                     1,477            669             304             301             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $38.85          $34.06          $32.77         $29.51          $25.62
    End of period                          $22.44          $38.85          $34.06         $32.77          $29.51
  Accumulation units outstanding
  at the end of period                      142            2,004           1,997           2,002          1,095

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.01          $12.85         $12.43          $10.93
    End of period                          $8.53           $14.73          $15.01         $12.85          $12.43
  Accumulation units outstanding
  at the end of period                       -             4,359           4,359           4,359          2,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $12.60          $15.24          $11.49         $10.44           N/A
    End of period                          $7.88           $12.60          $15.24         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                    $16.51          $16.88          $15.44         $15.35          $14.90
    End of period                          $9.79           $16.51          $16.88         $15.44          $15.35
  Accumulation units outstanding
  at the end of period                      463             553             589             628             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.78          $10.19           N/A            N/A
    End of period                          $7.30           $10.68          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $11.32          $12.40          $10.83         $10.46           N/A
    End of period                          $7.37           $11.32          $12.40         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.59          $11.18         $10.58           N/A
    End of period                          $7.83           $12.59          $12.59         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.12          $10.09           N/A            N/A
    End of period                          $9.44           $10.32          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.83          $10.79          $10.12           N/A            N/A
    End of period                          $6.72           $13.83          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(702)

  Accumulation unit value:
    Beginning of period                    $17.56          $18.54          $16.63         $15.71          $14.77
    End of period                          $10.43          $17.56          $18.54         $16.63          $15.71
  Accumulation units outstanding
  at the end of period                     1,006           1,038           1,109           1,165            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                    $13.98          $15.43          $13.58         $13.33          $12.60
    End of period                          $8.35           $13.98          $15.43         $13.58          $13.33
  Accumulation units outstanding
  at the end of period                      713             667             650             645             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.51           $4.16           $4.04           N/A
    End of period                          $3.28           $5.59           $5.51           $4.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.68          $9.90            N/A            N/A
    End of period                          $5.04           $10.22          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                    $8.97           $8.89           $7.82           $7.26           N/A
    End of period                          $5.43           $8.97           $8.89           $7.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.02          $11.75         $10.97          $8.80
    End of period                          $8.67           $17.32          $16.02         $11.75          $10.97
  Accumulation units outstanding
  at the end of period                       -             2,313           2,378             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $8.57            N/A
    End of period                          $8.80            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.89          $17.59          $14.40         $11.58          $11.49
    End of period                          $10.49          $18.89          $17.59         $14.40          $13.06
  Accumulation units outstanding
  at the end of period                      589             584             642             764             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.53          $11.71         $10.87          $9.86
    End of period                          $7.46           $13.35          $13.53         $11.71          $10.87
  Accumulation units outstanding
  at the end of period                     9,911           19,516          20,054         23,794            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.64          $9.45            N/A            N/A
    End of period                          $6.16           $11.75          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                    $12.27          $10.60          $10.40          $9.69           N/A
    End of period                          $6.98           $12.27          $10.60         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.36          $13.46         $12.36          $11.10
    End of period                          $9.11           $15.01          $14.36         $13.46          $12.36
  Accumulation units outstanding
  at the end of period                      685             752             771             803             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.48          $10.25         $10.10          $9.77
    End of period                          $7.10           $11.71          $11.48         $10.25          $10.10
  Accumulation units outstanding
  at the end of period                     1,701           1,931           1,956           2,109            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                    $13.97          $14.68          $12.84         $12.66          $10.84
    End of period                          $8.84           $13.97          $14.68         $12.84          $12.66
  Accumulation units outstanding
  at the end of period                      712             813             760             831             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $17.15          $14.76          $15.39         $11.39          $10.67
    End of period                          $8.77           $17.15          $14.76         $15.39          $11.39
  Accumulation units outstanding
  at the end of period                     1,694           1,677           1,831           1,740            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.87          $11.79         $11.04          $10.52
    End of period                          $7.72           $13.86          $12.87         $11.79          $11.04
  Accumulation units outstanding
  at the end of period                     1,951           2,041           2,155           2,280            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.53           N/A             N/A             N/A            N/A
    End of period                          $13.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,722            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $17.91          $19.52          $17.75         $17.07           N/A
    End of period                          $9.20           $17.91          $19.52         $17.75           N/A
  Accumulation units outstanding
  at the end of period                      438             482             512             552            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.11          $10.90           N/A             N/A            N/A
    End of period                          $11.04          $11.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,108           2,868            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.74          $16.78         $15.95          $15.55
    End of period                          $13.43          $20.71          $19.74         $16.78          $15.95
  Accumulation units outstanding
  at the end of period                      461             518             534             530             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $27.66          $25.80           N/A             N/A            N/A
    End of period                          $15.38          $27.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      366             397             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.57          $15.22          $12.38           N/A            N/A
    End of period                          $7.85           $12.57          $15.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $25.78          $21.99          $19.97         $19.05           N/A
    End of period                          $14.41          $25.78          $21.99         $19.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $25.01          $23.46          $23.08         $22.01           N/A
    End of period                          $14.37          $25.01          $23.46         $23.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $16.33          $16.71          $15.30         $14.84           N/A
    End of period                          $9.67           $16.33          $16.71         $15.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                    $11.29          $12.38          $10.82         $10.94           N/A
    End of period                          $7.34           $11.29          $12.38         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      301             288             255             273            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.57          $12.45           N/A            N/A
    End of period                          $7.80           $12.55          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.00          $10.91          $9.47          $9.41
    End of period                          $8.21           $15.23          $14.00         $10.91          $9.47
  Accumulation units outstanding
  at the end of period                      512             429             474             570             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.51          $13.47         $13.51           N/A
    End of period                          $14.46          $13.97          $13.51         $13.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                    $5.54           $5.47           $5.32            N/A            N/A
    End of period                          $3.25           $5.54           $5.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                    $9.43           $10.53          $9.55           $9.20           N/A
    End of period                          $6.30           $9.43           $10.53          $9.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                    $10.20          $11.67          $10.05           N/A            N/A
    End of period                          $5.02           $10.20          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      189             199             208             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                    $8.89           $8.82           $7.77           $7.51           N/A
    End of period                          $5.37           $8.89           $8.82           $7.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.78          $17.50          $14.34         $13.02          $11.55
    End of period                          $10.41          $18.78          $17.50         $14.34          $13.02
  Accumulation units outstanding
  at the end of period                      798             684             755             868             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.63          $9.45            N/A            N/A
    End of period                          $6.15           $11.73          $10.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                    $12.23          $10.57          $10.39         $10.40           N/A
    End of period                          $6.95           $12.23          $10.57         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $33.03          $25.13          $21.41         $16.10          $14.19
    End of period                          $19.95          $33.03          $25.13         $21.41          $16.10
  Accumulation units outstanding
  at the end of period                      476             521             547             684             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.51          $12.30          $9.22          $7.94
    End of period                          $6.25           $12.77          $12.51         $12.30          $9.22
  Accumulation units outstanding
  at the end of period                     1,277           1,027           1,026            968             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.11          $10.28           N/A            N/A
    End of period                          $6.91           $10.56          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $6.24           $5.60           $5.27           $4.93           N/A
    End of period                          $3.43           $6.24           $5.60           $5.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.50          $11.88         $10.39           N/A
    End of period                          $8.02           $13.95          $13.50         $11.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.64          $12.57         $12.64          $12.55
    End of period                          $12.97          $13.29          $12.64         $12.57          $12.64
  Accumulation units outstanding
  at the end of period                      613             976             999             952             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.86          $10.36         $10.11           N/A
    End of period                          $9.40           $11.22          $10.86         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.78          $10.61         $10.63           N/A
    End of period                          $10.89          $10.97          $10.78         $10.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $12.53          $15.19          $11.47         $11.44           N/A
    End of period                          $7.82           $12.53          $15.19         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.61          $11.08          $9.86           N/A
    End of period                          $7.89           $13.04          $11.61         $11.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.28          $11.95         $10.61           N/A
    End of period                          $8.40           $14.36          $13.28         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.90          $10.13          $9.26           N/A
    End of period                          $7.95           $11.42          $10.90         $10.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                    $25.46          $21.74          $19.76         $17.78           N/A
    End of period                          $14.21          $25.46          $21.74         $19.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $24.70          $23.19          $22.83         $21.75           N/A
    End of period                          $14.18          $24.70          $23.19         $22.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.51          $11.68           N/A             N/A            N/A
    End of period                          $6.40           $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      192             201             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                    $16.14          $16.53          $15.16         $14.54           N/A
    End of period                          $9.55           $16.14          $16.53         $15.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.96          $17.12         $16.37           N/A
    End of period                          $13.01          $21.71          $19.96         $17.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.77          $10.33           N/A            N/A
    End of period                          $7.26           $10.64          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $16.86          $16.23          $15.97         $16.03          $15.81
    End of period                          $15.52          $16.86          $16.23         $15.97          $16.03
  Accumulation units outstanding
  at the end of period                      989            1,043           1,094           1,149            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.55          $11.17         $11.25           N/A
    End of period                          $7.77           $12.52          $12.55         $11.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.11          $10.07           N/A            N/A
    End of period                          $9.39           $10.29          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.88          $10.83          $9.41          $8.13
    End of period                          $8.13           $15.08          $13.88         $10.83          $9.41
  Accumulation units outstanding
  at the end of period                       -              650             677              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $21.24          $20.27          $19.19           N/A            N/A
    End of period                          $11.46          $21.24          $20.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.36          $13.32         $13.38           N/A
    End of period                          $14.27          $13.79          $13.36         $13.32           N/A
  Accumulation units outstanding
  at the end of period                     1,900           2,006           2,110           2,217           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                    $13.79          $10.78          $9.40            N/A            N/A
    End of period                          $6.69           $13.79          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                    $17.22          $18.21          $16.37         $15.10           N/A
    End of period                          $10.20          $17.22          $18.21         $16.37           N/A
  Accumulation units outstanding
  at the end of period                      210             220             229             239            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $13.71          $15.15          $13.36         $12.57           N/A
    End of period                          $8.18           $13.71          $15.15         $13.36           N/A
  Accumulation units outstanding
  at the end of period                       94             262             272             284            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.56          $10.49         $10.61          $10.49
    End of period                          $10.98          $10.91          $10.56         $10.49          $10.61
  Accumulation units outstanding
  at the end of period                     1,208           1,276           1,341           1,410            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                    $5.49           $5.43           $4.63            N/A            N/A
    End of period                          $3.22           $5.49           $5.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.66          $10.21           N/A            N/A
    End of period                          $5.01           $10.18          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.75           $7.72           $7.56           N/A
    End of period                          $5.32           $8.82           $8.75           $7.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                    $10.62          $13.24          $11.49         $11.05           N/A
    End of period                          $5.09           $10.62          $13.24         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.69          $10.36          $9.63           N/A
    End of period                          $8.32           $11.16          $10.69         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.42          $14.29         $12.99          $11.53
    End of period                          $10.34          $18.66          $17.42         $14.29          $12.99
  Accumulation units outstanding
  at the end of period                       -              826            1,011           1,055            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.47          $11.68         $10.87          $10.86
    End of period                          $7.40           $13.26          $13.47         $11.68          $10.87
  Accumulation units outstanding
  at the end of period                     2,039           2,151           2,257           1,948            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                    $32.75          $24.94          $21.27         $16.01          $14.44
    End of period                          $19.76          $32.75          $24.94         $21.27          $16.01
  Accumulation units outstanding
  at the end of period                      158             165             172             541             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.42          $12.22          $9.17          $7.90
    End of period                          $6.19           $12.66          $12.42         $12.22          $9.17
  Accumulation units outstanding
  at the end of period                       -              763             794            1,458            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.53          $12.74         $12.59          $11.21
    End of period                          $8.72           $13.81          $14.53         $12.74          $12.59
  Accumulation units outstanding
  at the end of period                      271             285             296             309             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.56           $5.24           $5.05           N/A
    End of period                          $3.40           $6.19           $5.56           $5.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      344             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.53          $12.48         $12.56          $12.24
    End of period                          $12.84          $13.17          $12.53         $12.48          $12.56
  Accumulation units outstanding
  at the end of period                     4,691           4,797           5,038           5,290            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $11.95          $12.45          $11.60         $11.75          $11.67
    End of period                          $8.03           $11.95          $12.45         $11.60          $11.75
  Accumulation units outstanding
  at the end of period                      269             283             294             307             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $17.47          $19.07          $17.38         $16.81           N/A
    End of period                          $8.95           $17.47          $19.07         $17.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                    $20.49          $19.57          $16.67         $15.63           N/A
    End of period                          $13.26          $20.49          $19.57         $16.67           N/A
  Accumulation units outstanding
  at the end of period                      212             435             452              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $26.97          $25.23          $22.85         $20.53           N/A
    End of period                          $14.96          $26.97          $25.23         $22.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                    $37.64          $33.08          $31.91         $28.80          $28.81
    End of period                          $21.69          $37.64          $33.08         $31.91          $28.80
  Accumulation units outstanding
  at the end of period                       91              95              99             258             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $14.45          $14.76          $12.67         $12.29          $12.22
    End of period                          $8.35           $14.45          $14.76         $12.67          $12.29
  Accumulation units outstanding
  at the end of period                      507             535             563             591             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.01%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.52          $15.18          $11.47         $11.22           N/A
    End of period                          $7.81           $12.52          $15.18         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.75          $12.40         $11.54          $10.26
    End of period                          $9.00           $15.71          $14.75         $12.40          $11.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.58          $11.06         $10.63          $10.29
    End of period                          $7.86           $13.00          $11.58         $11.06          $10.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.25          $11.93         $11.34          $10.32
    End of period                          $8.37           $14.32          $13.25         $11.93          $11.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.86          $10.10          $9.46          $8.72
    End of period                          $7.92           $11.38          $10.86         $10.10          $9.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                    $25.30          $21.61          $19.65         $19.87          $17.50
    End of period                          $14.12          $25.30          $21.61         $19.65          $19.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $24.55          $23.06          $22.71         $22.36          $21.14
    End of period                          $14.08          $24.55          $23.06         $22.71          $22.36
  Accumulation units outstanding
  at the end of period                       -               -              429             916            916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $16.05          $16.45          $15.09         $15.04          $13.96
    End of period                          $9.50           $16.05          $16.45         $15.09          $15.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $21.59          $19.86          $17.04         $17.13          $14.96
    End of period                          $12.93          $21.59          $19.86         $17.04          $17.13
  Accumulation units outstanding
  at the end of period                       -               -              160             341            341

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.76          $9.85            N/A            N/A
    End of period                          $7.25           $10.63          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $11.25          $12.35          $10.81         $10.86           N/A
    End of period                          $7.30           $11.25          $12.35         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $16.75          $16.14          $15.89         $15.95          $14.98
    End of period                          $15.42          $16.75          $16.14         $15.89          $15.95
  Accumulation units outstanding
  at the end of period                       -               -              159             340            340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.54          $11.16         $11.14           N/A
    End of period                          $7.75           $12.50          $12.54         $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.82          $10.79          $9.37          $7.86
    End of period                          $8.08           $15.01          $13.82         $10.79          $9.37
  Accumulation units outstanding
  at the end of period                       -               -              364             778            778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $21.11          $20.15          $18.53         $16.30           N/A
    End of period                          $11.38          $21.11          $20.15         $18.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.28          $13.25         $13.34          $12.91
    End of period                          $14.17          $13.71          $13.28         $13.25          $13.34
  Accumulation units outstanding
  at the end of period                       -               -              370             790            790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $13.78          $10.77          $8.70            N/A            N/A
    End of period                          $6.68           $13.78          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $17.13          $18.13          $16.31         $15.45          $13.19
    End of period                          $10.15          $17.13          $18.13         $16.31          $15.45
  Accumulation units outstanding
  at the end of period                       -               -              290             618            618

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $13.64          $15.09          $13.31         $13.11          $11.48
    End of period                          $8.13           $13.64          $15.09         $13.31          $13.11
  Accumulation units outstanding
  at the end of period                       -               -              208             444            444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                    $10.63          $11.28          $10.36         $10.99          $9.40
    End of period                          $6.68           $10.63          $11.28         $10.36          $10.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.53          $10.47         $10.60          $10.63
    End of period                          $10.94          $10.88          $10.53         $10.47          $10.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                    $9.31           $10.42          $9.46           $9.99          $8.99
    End of period                          $6.21           $9.31           $10.42          $9.46          $9.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $9.94           $10.15          $8.07           $8.82          $8.25
    End of period                          $5.21           $9.94           $10.15          $8.07          $8.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $10.17          $11.65          $9.85            N/A            N/A
    End of period                          $5.00           $10.17          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.72           $7.69           $7.60          $6.95
    End of period                          $5.30           $8.78           $8.72           $7.69          $7.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $10.58          $13.20          $11.46         $11.13          $10.04
    End of period                          $5.07           $10.58          $13.20         $11.46          $11.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.73          $11.57         $10.82          $8.68
    End of period                          $8.47           $16.95          $15.73         $11.57          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.65          $10.33          $9.89          $9.99
    End of period                          $8.28           $11.12          $10.65         $10.33          $9.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.38          $14.26         $12.97          $11.12
    End of period                          $10.31          $18.61          $17.38         $14.26          $12.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.24          $13.46          $11.67         $10.87          $10.72
    End of period                          $7.38           $13.24          $13.46         $11.67          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.62          $9.38            N/A            N/A
    End of period                          $6.12           $11.70          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $12.17          $10.54          $10.37         $10.79          $10.43
    End of period                          $6.91           $12.17          $10.54         $10.37          $10.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                    $32.61          $24.85          $21.20         $15.97          $13.92
    End of period                          $19.66          $32.61          $24.85         $21.20          $15.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.37          $12.18          $9.15          $7.79
    End of period                          $6.16           $12.61          $12.37         $12.18          $9.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                    $14.79          $14.19          $13.33         $12.26          $10.97
    End of period                          $8.96           $14.79          $14.19         $13.33          $12.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.34          $10.15         $10.02          $9.41
    End of period                          $6.98           $11.54          $11.34         $10.15          $10.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                    $16.50          $18.99          $17.87         $16.91          $14.59
    End of period                          $9.60           $16.50          $18.99         $17.87          $16.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                    $13.77          $14.49          $12.71         $12.57          $10.98
    End of period                          $8.69           $13.77          $14.49         $12.71          $12.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.54           $5.22           $5.26          $5.17
    End of period                          $3.38           $6.16           $5.54           $5.22          $5.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.68          $15.34         $11.50           N/A
    End of period                          $8.68           $17.02          $14.68         $15.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.80          $11.76         $11.04          $10.10
    End of period                          $7.63           $13.75          $12.80         $11.76          $11.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.39          $11.80         $10.69          $9.43
    End of period                          $7.92           $13.81          $13.39         $11.80          $10.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.47          $12.42         $12.51          $12.09
    End of period                          $12.76          $13.10          $12.47         $12.42          $12.51
  Accumulation units outstanding
  at the end of period                       -               -              592            1,265          1,265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.14          $18.25         $17.29          $15.43
    End of period                          $10.46          $18.13          $20.14         $18.25          $17.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.90          $12.40          $11.56         $11.72          $11.43
    End of period                          $8.00           $11.90          $12.40         $11.56          $11.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $17.36          $18.96          $17.28         $16.98          $15.98
    End of period                          $8.89           $17.36          $18.96         $17.28          $16.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.82          $10.34         $10.25           N/A
    End of period                          $9.34           $11.16          $10.82         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.42          $10.66         $10.46           N/A
    End of period                          $9.12           $11.94          $11.42         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                    $23.18          $22.22          $20.15         $19.72          $18.52
    End of period                          $17.83          $23.18          $22.22         $20.15          $19.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $20.42          $19.52          $16.63         $15.85          $14.72
    End of period                          $13.21          $20.42          $19.52         $16.63          $15.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $26.80          $25.08          $22.73         $22.08          $20.85
    End of period                          $14.86          $26.80          $25.08         $22.73          $22.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $37.41          $32.89          $31.74         $28.66          $26.23
    End of period                          $21.54          $37.41          $32.89         $31.74          $28.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.39          $14.71          $12.63         $12.26          $11.14
    End of period                          $8.31           $14.39          $14.71         $12.63          $12.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2008

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                          JNL/AIM                                              JNL/Capital
                                     JNL/AIM Global    International       JNL/AIM           JNL/AIM         Guardian Global
                                       Real Estate        Growth          Large Cap          Small Cap          Balanced
                                        Portfolio         Portfolio    Growth Portfolio   Growth Portfolio      Portfolio
                                     --------------   --------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)            $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
Receivables:
   Investment securities sold               194,643          142,871            153,925             39,675           260,087
   Sub-account units sold                   237,661           43,395            484,547            109,418            79,958
                                     --------------   --------------   ----------------   ----------------   ---------------
Total assets                            112,971,116      108,936,136        127,673,031         37,769,026       173,678,569
                                     --------------   --------------   ----------------   ----------------   ---------------

Liabilities
Payables:
   Investment securities purchased          237,661           43,395            484,547            109,418            79,958
   Sub-account units redeemed               189,428          137,980            148,178             37,988           252,348
   Insurance fees due to Jackson              5,215            4,891              5,747              1,687             7,739
                                     --------------   --------------   ----------------   ----------------   ---------------
Total liabilities                           432,304          186,266            638,472            149,093           340,045
                                     --------------   --------------   ----------------   ----------------   ---------------
Net assets (Note 6)                  $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
----------------------------------   ==============   ==============   ================   ================   ===============

(a) Investment shares                    19,436,755       15,806,667         14,652,198          5,015,991        23,583,473
    Investments at cost              $  203,797,293   $  184,203,656   $    184,525,236   $     60,855,075   $   244,421,383

                                         JNL/Capital         JNL/Capital         JNL/Capital     JNL/Credit Suisse        JNL/
                                      Guardian Global         Guardian           Guardian U.S.    Global Natural      Credit Suisse
                                        Diversified       International Small    Growth Equity       Resources         Long/Short
                                     Research Portfolio     Cap Portfolio          Portfolio         Portfolio          Portfolio
                                     ------------------   -------------------   --------------   -----------------   --------------
Assets
Investments, at value (a)            $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
Receivables:
   Investment securities sold                   175,596                13,227           90,133             284,704           57,690
   Sub-account units sold                       234,313                32,580          101,045             277,079          160,679
                                     ------------------   -------------------   --------------   -----------------   --------------
Total assets                                120,466,114            15,086,071      123,951,013         176,204,723       40,451,050
                                     ------------------   -------------------   --------------   -----------------   --------------

Liabilities
Payables:
   Investment securities purchased              234,313                32,580          101,045             277,079          160,679
   Sub-account units redeemed                   170,455                12,545           84,874             276,538           55,809
   Insurance fees due to Jackson                  5,141                   682            5,259               8,166            1,881
                                     ------------------   -------------------   --------------   -----------------   --------------
Total liabilities                               409,909                45,807          191,178             561,783          218,369
                                     ------------------   -------------------   --------------   -----------------   --------------
Net assets (Note 6)                  $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
----------------------------------   ==================   ===================   ==============   =================   ==============

(a) Investment shares                         7,826,350             3,312,833        8,839,988          27,791,604        6,584,727
    Investments at cost              $      175,010,665   $        21,868,529   $  179,773,207   $     305,717,465   $   51,039,506

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                               JNL/Franklin
                                           JNL/Eagle        JNL/Eagle        JNL/Franklin       Templeton       JNL/Franklin
                                          Core Equity   SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                           Portfolio        Portfolio     Strategy Portfolio     Portfolio     Income Portfolio
                                         ------------   ---------------   ------------------   -------------   ----------------
Assets
Investments, at value (a)                $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
Receivables:
   Investment securities sold                  38,372           142,567            1,068,368          45,692            462,176
   Sub-account units sold                     139,668           305,693              727,387         110,430            180,165
                                         ------------   ---------------   ------------------   -------------   ----------------
Total assets                               37,573,682       108,239,698          554,765,562      34,935,809        214,681,938
                                         ------------   ---------------   ------------------   -------------   ----------------

Liabilities
Payables:
   Investment securities purchased            139,668           305,693              727,387         110,430            180,165
   Sub-account units redeemed                  36,774           137,737            1,043,032          44,120            452,498
   Insurance fees due to Jackson                1,598             4,830               25,336           1,572              9,678
                                         ------------   ---------------   ------------------   -------------   ----------------
Total liabilities                             178,040           448,260            1,795,755         156,122            642,341
                                         ------------   ---------------   ------------------   -------------   ----------------
Net assets (Note 6)                      $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
--------------------------------         ============   ===============   ==================   =============   ================

(a) Investment shares                       7,539,444         9,042,906           87,495,223       5,865,040         28,963,410
    Investments at cost                  $ 75,457,653   $   171,121,482   $      831,825,197   $  54,049,489   $    294,946,761

                                                         JNL/Franklin             JNL/          JNL/Goldman          JNL/
                                      JNL/Franklin         Templeton          Goldman Sachs   Sachs Emerging     Goldman Sachs
                                   Templeton Mutual        Small Cap            Core Plus      Markets Debt         Mid Cap
                                    Shares Portfolio    Value Portfolio      Bond Portfolio      Portfolio      Value Portfolio
                                   -----------------   -----------------    ---------------   --------------   ----------------
Assets
Investments, at value (a)          $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
Receivables:
   Investment securities sold                 74,677             228,369            502,330           10,958            380,678
   Sub-account units sold                    139,913             131,455          1,760,480           60,205             97,573
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total assets                              61,212,182          57,974,951        278,648,057        8,813,786         65,277,102
                                   -----------------   -----------------    ---------------   --------------   ----------------

Liabilities
Payables:
   Investment securities                     139,913             131,455          1,760,480           60,205             97,573
     purchased
   Sub-account units redeemed                 71,860             225,748            490,009           10,589            377,725
   Insurance fees due to Jackson               2,817               2,621             12,321              369              2,953
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total liabilities                            214,590             359,824          2,262,810           71,163            478,251
                                   -----------------   -----------------    ---------------   --------------   ----------------
Net assets (Note 6)                $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
--------------------------------   =================   =================    ===============   ==============   ================

(a) Investment shares                      9,838,321           8,769,426         25,806,279          903,164          9,953,741
    Investments at cost            $      88,797,938   $      87,869,359    $   298,671,131   $    8,658,458   $   105,805,915

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                            JNL/                                                JNL/JPMorgan
                                       Goldman Sachs       JNL/JPMorgan      JNL/JPMorgan     U.S. Government        JNL/Lazard
                                       Short Duration     International      MidCap Growth     & Quality Bond   Emerging Markets
                                       Bond Portfolio    Value Portfolio       Portfolio         Portfolio         Portfolio
                                     ----------------   -----------------   --------------   ----------------   ----------------
Assets
Investments, at value (a)            $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
Receivables:
   Investment securities sold                 309,086             256,080           41,068          4,454,399            229,474
   Sub-account units sold                     343,709             596,106          198,111          1,271,237          1,470,291
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total assets                               87,896,657         188,388,388       65,019,676        454,085,277        150,433,938
                                     ----------------   -----------------   --------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased            343,709             596,106          198,111          1,271,237          1,470,291
   Sub-account units redeemed                 305,103             247,467           38,333          4,433,777            222,654
   Insurance fees due to Jackson                3,983               8,613            2,735             20,622              6,820
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total liabilities                             652,795             852,186          239,179          5,725,636          1,699,765
                                     ----------------   -----------------   --------------   ----------------   ----------------
Net assets (Note 6)                  $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
----------------------------------   ================   =================   ==============   ================   ================

(a) Investment shares                       9,320,925          32,786,049        5,809,910         36,600,787         25,294,927
    Investments at cost              $     94,624,122   $     342,182,345   $   98,489,019   $    435,604,565   $    264,850,596

                                        JNL/Lazard
                                          Mid Cap           JNL/Lazard          JNL/M&G          JNL/M&G          JNL/MCM
                                          Equity            Small Cap        Global Basics   Global Leaders       10 x 10
                                         Portfolio       Equity Portfolio      Portfolio        Portfolio        Portfolio
                                     ----------------   -----------------   --------------   --------------   --------------
Assets
Investments, at value (a)            $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
Receivables:
   Investment securities sold                 135,935              90,375              123               41          309,067
   Sub-account units sold                      98,746              60,116            2,789               --            3,339
                                     ----------------   -----------------   --------------   --------------   --------------
Total assets                              110,555,476          60,258,869          555,228          366,465       88,588,484
                                     ----------------   -----------------   --------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased             98,746              60,116            2,789               --            3,339
   Sub-account units redeemed                 130,929              87,694              105               28          305,086
   Insurance fees due to Jackson                5,006               2,681               18               13            3,981
                                     ----------------   -----------------   --------------   --------------   --------------
Total liabilities                             234,681             150,491            2,912               41          312,406
                                     ----------------   -----------------   --------------   --------------   --------------
Net assets (Note 6)                  $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
----------------------------------   ================   =================   ==============   ==============   ==============

(a) Investment shares                      16,176,070           9,821,630           65,596           43,883       14,261,079
    Investments at cost              $    201,344,275   $     107,531,205   $      537,677   $      343,645   $  122,234,167

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                           JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                         JNL/MCM         Bond Index      Communications     Consumer Brands       Dow 10
                                       25 Portfolio       Portfolio     Sector Portfolio   Sector Portfolio      Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
Receivables:
   Investment securities sold                832,051          977,326             48,498             23,659          627,876
   Sub-account units sold                     55,135          544,716              3,535             89,035          194,002
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             327,613,060      316,019,618         27,670,504         22,418,940      336,496,636
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased            55,135          544,716              3,535             89,035          194,002
   Sub-account units redeemed                817,284          962,837             47,190             22,626          612,801
   Insurance fees due to Jackson              14,767           14,489              1,308              1,033           15,075
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            887,186        1,522,042             52,033            112,694          821,878
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     46,212,995       28,435,586         11,555,845          3,638,866       48,437,916
    Investments at cost              $   527,754,227   $  315,362,216   $     45,467,330   $     31,949,630   $  521,615,908

                                                           JNL/MCM
                                                           Enhanced
                                          JNL/MCM       S&P 500 Stock       JNL/MCM             JNL/MCM          JNL/MCM
                                       Dow Dividend         Index         European 30          Financial        Global 15
                                         Portfolio        Portfolio        Portfolio       Sector Portfolio     Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
Receivables:
   Investment securities sold                380,787           35,786                244            111,275          973,230
   Sub-account units sold                    142,994          107,186              8,004            149,631          473,240
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             188,488,851       42,870,327            401,150         72,380,460      525,043,327
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased           142,994          107,186              8,004            149,631          473,240
   Sub-account units redeemed                372,171           33,868                226            107,858          949,515
   Insurance fees due to Jackson               8,616            1,918                 18              3,417           23,715
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            523,781          142,972              8,248            260,906        1,446,470
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     34,872,926        9,601,653             45,739         13,160,503       46,459,348
    Investments at cost              $   354,477,718   $   66,437,114   $        375,416   $    119,737,202   $  761,240,876

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM       International        JNL/MCM          JNL/MCM
                                         Healthcare        Index 5           Index             JNL 5        JNL Optimized
                                     Sector Portfolio     Portfolio        Portfolio         Portfolio        5 Portfolio
                                     ----------------   -------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)            $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
Receivables:
   Investment securities sold                 170,463          67,260           479,722         6,530,948           516,754
   Sub-account units sold                     210,921          20,987           650,511         1,593,329           212,768
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total assets                              118,696,747      56,210,751       297,466,665     2,758,163,883       289,491,721
                                     ----------------   -------------   ---------------   ---------------   ---------------

Liabilities
Payables:
   Investment securities purchased            210,921          20,987           650,511         1,593,329           212,768
   Sub-account units redeemed                 165,055          64,768           466,187         6,406,088           503,631
   Insurance fees due to Jackson                5,408           2,492            13,535           124,860            13,123
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total liabilities                             381,384          88,247         1,130,233         8,124,277           729,522
                                     ----------------   -------------   ---------------   ---------------   ---------------
Net assets (Note 6)                  $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
----------------------------------   ================   =============   ===============   ===============   ===============

(a) Investment shares                      12,415,043       8,217,058        31,491,651       435,822,442        48,777,398
    Investments at cost              $    149,927,977   $  70,660,293   $   454,788,992   $ 5,030,372,946   $   499,041,527

                                          JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                         Nasdaq 25      NYSE International      Oil & Gas        Pacific Rim 30       S&P 10
                                         Portfolio         25 Portfolio      Sector Portfolio       Portfolio        Portfolio
                                     ----------------   ------------------   ----------------    --------------   --------------
Assets
Investments, at value (a)            $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
Receivables:
   Investment securities sold                  88,017              150,201            747,962               296          663,883
   Sub-account units sold                      21,029               57,521            484,634             5,083          395,947
                                     ----------------   ------------------   ----------------    --------------   --------------
Total assets                               52,257,133           50,907,558        304,791,506           494,838      320,801,081
                                     ----------------   ------------------   ----------------    --------------   --------------

Liabilities
Payables:
   Investment securities purchased             21,029               57,521            484,634             5,083          395,947
   Sub-account units redeemed                  85,529              147,788            733,162               274          649,405
   Insurance fees due to Jackson                2,488                2,413             14,800                22           14,478
                                     ----------------   ------------------   ----------------    --------------   --------------
Total liabilities                             109,046              207,722          1,232,596             5,379        1,059,830
                                     ----------------   ------------------   ----------------    --------------   --------------
Net assets (Note 6)                  $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
----------------------------------   ================   ==================   ================    ==============   ==============

(a) Investment shares                       7,114,337            9,005,299         14,843,956            50,985       38,992,835
    Investments at cost              $     77,517,905   $       83,672,828   $    441,223,651    $      454,225   $  512,630,462

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                              JNL/MCM
                                          JNL/MCM           JNL/MCM            S&P 500          JNL/MCM            JNL/MCM
                                           S&P 24        S&P 400 MidCap         Index           S&P SMid       Select Small-Cap
                                         Portfolio      Index Portfolio      Portfolio        60 Portfolio        Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
Receivables:
   Investment securities sold                  74,023           394,722            667,133           138,060            598,454
   Sub-account units sold                       9,720           410,574            606,484            45,443             93,984
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                               25,997,812       236,266,905        354,253,466        41,123,432        299,075,341
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased              9,720           410,574            606,484            45,443             93,984
   Sub-account units redeemed                  72,783           383,858            650,845           136,063            585,035
   Insurance fees due to Jackson                1,240            10,864             16,288             1,997             13,419
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              83,743           805,296          1,273,617           183,503            692,438
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                       3,520,933        28,820,270         46,814,304         6,998,278         32,084,183
    Investments at cost              $     32,555,009   $   374,000,824    $   494,581,493   $    54,947,857   $    559,283,031

                                         JNL/MCM           JNL/MCM                                                   JNL/
                                        Small Cap         Technology          JNL/MCM                            Oppenheimer
                                          Index             Sector          Value Line 30        JNL/MCM        Global Growth
                                        Portfolio         Portfolio           Portfolio       VIP Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
Receivables:
   Investment securities sold                 352,546            69,347          1,007,166           388,801            241,053
   Sub-account units sold                     418,741            91,635            533,543           117,880            119,562
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                              194,572,624        49,921,905        519,413,583       228,723,900        105,357,900
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased            418,741            91,635            533,543           117,880            119,562
   Sub-account units redeemed                 343,613            66,997            983,219           378,323            236,363
   Insurance fees due to Jackson                8,933             2,350             23,947            10,478              4,690
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                             771,287           160,982          1,540,709           506,681            360,615
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                      24,285,882        12,629,676         54,975,889        45,102,217         14,999,612
    Investments at cost              $    303,071,277   $    80,240,364    $   834,702,183   $   428,683,671   $    176,927,750

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                                                      JNL/
                                          JNL/PAM            JNL/PAM          JNL/PIMCO         JNL/PIMCO         PPM America
                                       Asia ex-Japan       China-India       Real Return       Total Return       Core Equity
                                         Portfolio          Portfolio         Portfolio       Bond Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
Receivables:
   Investment securities sold                  22,369            25,686            786,552         1,482,810            113,189
   Sub-account units sold                       2,499           617,590            265,655           770,009                700
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                                3,959,071        25,513,781        424,398,445       873,325,120         37,572,715
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Liabilities
Payables:
   Investment securities purchased              2,499           617,590            265,655           770,009                700
   Sub-account units redeemed                  22,178            24,592            766,731         1,443,318            111,693
   Insurance fees due to Jackson                  191             1,094             19,821            39,492              1,496
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              24,868           643,276          1,052,207         2,252,819            113,889
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                         819,626         5,879,552         41,915,469        78,687,651          3,006,326
    Investments at cost              $      4,775,622   $    33,067,308    $   474,066,776   $   940,831,663   $     58,343,246

                                           JNL/               JNL/               JNL/              JNL/                JNL/
                                        PPM America       PPM America        PPM America       PPM America      Red Rocks Listed
                                        High Yield       Mid Cap Value     Small Cap Value     Value Equity       Private Equity
                                      Bond Portfolio       Portfolio          Portfolio         Portfolio            Portfolio
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Assets
Investments, at value (a)            $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
Receivables:
   Investment securities sold                 225,347            12,154              3,754            45,139               8,171
   Sub-account units sold                   1,581,418               493              5,466            29,604             187,068
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total assets                              174,222,128         3,385,608          4,771,731        55,641,903          12,296,978
                                     ----------------   ---------------    ---------------   ---------------   -----------------

Liabilities
Payables:
   Investment securities purchased          1,581,418               493              5,466            29,604             187,068
   Sub-account units redeemed                 217,567            11,996              3,521            42,916               7,639
   Insurance fees due to Jackson                7,780               158                233             2,223                 532
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total liabilities                           1,806,765            12,647              9,220            74,743             195,239
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Net assets (Note 6)                  $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
----------------------------------   ================   ===============    ===============   ===============   =================

(a) Investment shares                      38,658,153           600,171            759,571         7,340,444           2,047,671
    Investments at cost              $    251,074,921   $     5,119,438    $     6,313,948   $   100,815,367   $      13,500,787

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                             JNL/S&P                                                  JNL/S&P
                                                           Competitive          JNL/S&P            JNL/S&P           Disciplined
                                         JNL/S&P 4          Advantage         Disciplined        Disciplined          Moderate
                                         Portfolio          Portfolio      Growth Portfolio  Moderate Portfolio   Growth Portfolio
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Assets
Investments, at value (a)            $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
Receivables:
   Investment securities sold                 297,177            33,081              32,324              60,923            104,006
   Sub-account units sold                     525,968            35,156               5,246                 135            397,052
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total assets                              256,551,946        26,713,561          25,044,480          55,849,164         71,819,791
                                     ----------------   ---------------    ----------------  ------------------   ----------------

Liabilities
Payables:
   Investment securities purchased            525,968            35,156               5,246                 135            397,052
   Sub-account units redeemed                 285,482            31,848              31,136              58,353            100,876
   Insurance fees due to Jackson               11,695             1,233               1,188               2,570              3,130
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total liabilities                             823,145            68,237              37,570              61,058            501,058
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Net assets (Note 6)                  $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
----------------------------------   ================   ===============    ================  ==================   ================

(a) Investment shares                      37,662,563         3,861,641           3,963,060           7,226,439         10,472,648
    Investments at cost              $    319,073,393   $    34,442,150    $     33,616,525  $       69,097,110   $     93,510,367

                                         JNL/S&P             JNL/S&P              JNL/S&P            JNL/               JNL/
                                     Dividend Income          Growth            Intrinsic        S&P Managed        S&P Managed
                                        & Growth            Retirement            Value           Aggressive        Conservative
                                         Portfolio      Strategy Portfolio      Portfolio      Growth Portfolio       Portfolio
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Assets
Investments, at value (a)            $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
Receivables:
   Investment securities sold                  35,317                  385            31,379            328,301            527,111
   Sub-account units sold                      18,110                   --            39,841            453,983            632,671
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total assets                               33,709,728              548,833        29,621,803        335,561,371        376,031,115
                                     ----------------   ------------------   ---------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased             18,110                   --            39,841            453,983            632,671
   Sub-account units redeemed                  33,799                  373            30,067            313,749            509,187
   Insurance fees due to Jackson                1,518                   12             1,312             14,552             17,924
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total liabilities                              53,427                  385            71,220            782,284          1,159,782
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Net assets (Note 6)                  $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
----------------------------------   ================   ==================   ===============   ================   ================

(a) Investment shares                       4,780,725               84,768         4,758,548         39,902,156         40,093,191
    Investments at cost              $     37,996,935   $          843,804   $    39,640,933   $    476,261,292   $    437,282,151

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                               JNL/              JNL/            JNL/S&P             JNL/S&P
                                           JNL/            S&P Managed       S&P Managed      Moderate Growth       Moderate
                                        S&P Managed          Moderate          Moderate         Retirement          Retirement
                                     Growth Portfolio       Portfolio     Growth Portfolio   Strategy Portfolio  Strategy Portfolio
                                     ----------------   --------------    ----------------   ------------------  ------------------
Assets
Investments, at value (a)            $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
Receivables:
   Investment securities sold                 931,681          734,290           1,214,636                  570                 205
   Sub-account units sold                     407,363          947,799             151,327                   --                  --
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total assets                              722,933,435      512,713,388         903,730,804              584,065           1,108,395
                                     ----------------   --------------    ----------------   ------------------  ------------------

Liabilities
Payables:
   Investment securities purchased            407,363          947,799             151,327                   --                  --
   Sub-account units redeemed                 899,594          710,374           1,173,009                  558                 185
   Insurance fees due to Jackson               32,087           23,916              41,627                   12                  20
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total liabilities                           1,339,044        1,682,089           1,365,963                  570                 205
                                     ----------------   --------------    ----------------   ------------------  ------------------
Net assets (Note 6)                  $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
----------------------------------   ================   ==============    ================   ==================  ==================

(a) Investment shares                      90,880,906       56,971,159         102,658,116               86,188             145,815
    Investments at cost              $  1,069,826,678   $  642,345,424    $  1,224,035,338   $          841,477  $        1,421,265

                                                                                                  JNL/
                                          JNL/S&P            JNL/S&P           JNL/S&P        S&P Retirement      JNL/S&P
                                      Retirement 2015   Retirement 2020    Retirement 2025        Income        Total Yield
                                         Portfolio          Portfolio         Portfolio         Portfolio        Portfolio
                                     ----------------   ---------------   -----------------   --------------   --------------
Assets
Investments, at value (a)            $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
Receivables:
   Investment securities sold                  28,840            11,097               6,654           73,434           32,304
   Sub-account units sold                       3,174             9,445              26,262           29,568            9,512
                                     ----------------   ---------------     ---------------   --------------   --------------
Total assets                               25,163,740        10,296,353           6,151,077       45,655,194       28,440,720
                                     ----------------   ---------------     ---------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased              3,174             9,445              26,262           29,568            9,512
   Sub-account units redeemed                  27,712            10,625               6,390           71,301           30,997
   Insurance fees due to Jackson                1,128               472                 264            2,133            1,307
                                     ----------------   ---------------     ---------------   --------------   --------------
Total liabilities                              32,014            20,542              32,916          103,002           41,816
                                     ----------------   ---------------     ---------------   --------------   --------------
Net assets (Note 6)                  $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
----------------------------------   ================   ===============     ===============   ==============   ==============

(a) Investment shares                       3,141,466         1,348,532             826,779        5,055,737        4,458,227
    Investments at cost              $     33,415,785   $    14,072,983     $     8,576,611   $   52,466,575   $   37,025,178

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                  JNL/Select     JNL/Select         JNL/            JNL/T.Rowe       JNL/T.Rowe       JNL/T.Rowe
                                   Balanced     Money Market    Select Value    Price Established   Price Mid-Cap     Price Value
                                  Portfolio      Portfolio        Portfolio     Growth Portfolio   Growth Portfolio    Portfolio
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Assets
Investments, at value (a)      $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
Receivables:
   Investment securities sold         479,083      12,732,470         234,980             259,086           460,305         570,864
   Sub-account units sold             149,093       1,530,611         200,469             237,051           336,059         110,475
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total assets                      433,434,115   1,214,955,369     153,972,345         301,621,343       309,992,193     204,921,215
                               --------------  --------------  --------------  ------------------  ----------------  --------------

Liabilities
Payables:
   Investment securities
     purchased                        149,093       1,530,611         200,469             237,051           336,059         110,475
   Sub-account units redeemed         460,297      12,675,316         228,075             246,294           446,853         561,768
   Insurance fees due to
     Jackson                           18,786          57,154           6,905              12,792            13,452           9,096
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total liabilities                     628,176      14,263,081         435,449             496,137           796,364         681,339
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Net assets (Note 6)            $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
-----------------------------  ==============  ==============  ==============  ==================  ================  ==============

(a) Investment shares              33,760,214   1,200,692,288      12,185,468          23,710,646        19,074,388      29,260,727
    Investments at cost        $  536,985,659  $1,200,692,285  $  215,135,523  $      460,854,968  $    496,310,193  $  356,899,578

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                          JNL/AIM Global       JNL/AIM             JNL/AIM           JNL/AIM        Guardian Global
                                           Real Estate      International         Large Cap         Small Cap           Balanced
                                            Portfolio      Growth Portfolio   Growth Portfolio   Growth Portfolio      Portfolio
                                          --------------   ----------------   ----------------   ----------------   ---------------
Investment income dividends               $    3,075,243   $        675,584   $        243,157   $             --   $     2,329,440
                                          --------------   ----------------   ----------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                  2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Total expenses                                 2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net investment income (loss)                     662,158         (1,949,641)        (2,561,439)          (811,989)         (970,238)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                24,077,155         27,952,338          8,066,886          5,579,505        21,310,767
   Investments                               (30,097,045)        (6,512,308)        (9,428,672)        (4,004,267)       (9,874,181)
Net change in unrealized appreciation
   (depreciation) on investments             (65,661,515)      (102,301,906)       (76,098,187)       (26,396,270)      (83,604,384)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net realized and unrealized gain (loss)      (71,681,405)       (80,861,876)       (77,459,973)       (24,821,032)      (72,167,798)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $  (71,019,247)  $    (82,811,517)  $    (80,021,412)  $    (25,633,021)  $   (73,138,036)
---------------------------------------   ==============   ================   ================   ================   ===============

                                            JNL/Capital          JNL/Capital       JNL/Capital   JNL/Credit Suisse      JNL/
                                          Guardian Global         Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                            Diversified      International Small  Growth Equity      Resources       Long/Short
                                         Research Portfolio     Cap Portfolio       Portfolio         Portfolio        Portfolio
                                         ------------------  -------------------  -------------  -----------------  -------------
Investment income dividends              $               --  $            29,528  $       4,341  $         182,715  $          --
                                         ------------------  -------------------  -------------  -----------------  -------------
Expenses
   Insurance charges (Note 3)                     2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                    2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Net investment income (loss)                     (2,354,942)            (165,073)    (2,288,549)        (4,859,049)      (439,426)
                                         ------------------  -------------------  -------------  -----------------  -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                           --                   --             --         10,452,168      3,427,099
   Investments                                   (9,264,001)          (3,626,943)    (6,219,109)       (48,239,561)    (2,505,598)
Net change in unrealized appreciation
   (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)      (151,680,404)   (11,223,299)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain (loss)         (81,955,340)         (10,470,138)   (78,182,586)      (189,467,797)   (10,301,798)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets
   from operations                       $      (84,310,282) $       (10,635,211) $ (80,471,135) $    (194,326,846) $ (10,741,224)
---------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                             JNL/Eagle        JNL/Eagle         JNL/Franklin        Templeton       JNL/Franklin
                                            Core Equity    SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                             Portfolio        Portfolio      Strategy Portfolio     Portfolio     Income Portfolio
                                          --------------   ---------------   ------------------   -------------   ----------------
Investment income dividends               $    1,408,943   $            --   $        9,823,115   $       7,175   $        228,973
                                          --------------   ---------------   ------------------   -------------   ----------------
Expenses
   Insurance charges (Note 3)                    841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Total expenses                                   841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Net investment income (loss)                     567,503        (2,187,336)          (2,025,908)       (714,801)        (4,189,522)
                                          --------------   ---------------   ------------------   -------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                14,453,600         6,987,658              372,771           3,379                 --
   Investments                                (4,401,238)      (16,407,042)         (57,284,890)     (4,473,625)       (23,033,796)
Net change in unrealized appreciation
   (depreciation) on investments             (36,484,953)      (55,600,313)        (262,705,773)    (17,901,248)       (71,102,309)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net realized and unrealized gain (loss)      (26,432,591)      (65,019,697)        (319,617,892)    (22,371,494)       (94,136,105)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (25,865,088)  $   (67,207,033)  $     (321,643,800)  $ (23,086,295)  $    (98,325,627)
---------------------------------------   ==============   ===============   ==================   =============   ================

                                                               JNL/Franklin         JNL/          JNL/Goldman          JNL/
                                            JNL/Franklin        Templeton       Goldman Sachs   Sachs Emerging    Goldman Sachs
                                          Templeton Mutual      Small Cap         Core Plus      Markets Debt        Mid Cap
                                          Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                          ----------------   ---------------   --------------   --------------   ---------------
Investment income dividends               $             --   $       701,038   $   11,714,377   $           --   $       859,560
                                          ----------------   ---------------   --------------   --------------   ---------------
Expenses
   Insurance charges (Note 3)                    1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Total expenses                                   1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Net investment income (loss)                    (1,143,835)         (307,621)       6,015,429          (20,644)         (563,460)
                                          ----------------   ---------------   --------------   --------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     206,736         6,146,860        4,600,198               --        11,470,889
   Investments                                  (7,160,551)       (8,752,165)      (1,501,377)         (29,362)      (11,226,610)
Net change in unrealized appreciation
   (depreciation) on investments               (26,037,663)      (24,184,597)     (34,779,113)          84,166       (39,238,534)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net realized and unrealized gain (loss)        (32,991,478)      (26,789,902)     (31,680,292)          54,804       (38,994,255)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (34,135,313)  $  (27,097,523)   $  (25,664,863)  $       34,160   $   (39,557,715)
---------------------------------------   ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/                                            JNL/JPMorgan
                                          Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard
                                          Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                          Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                          --------------   ---------------   -------------   ---------------   ----------------
Investment income dividends               $    3,909,634   $     5,725,682   $          --   $     9,063,739   $      1,508,610
                                          --------------   ---------------   -------------   ---------------   ----------------
Expenses
   Insurance charges (Note 3)                  1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Total expenses                                 1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Net investment income (loss)                   2,330,569           746,782     (1,534,256)         3,873,540         (2,406,338)
                                          --------------   ---------------   -------------   ---------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   378,458        44,192,069              --                --         24,189,585
   Investments                                (3,303,206)      (34,990,270)     (2,238,153)        3,634,089        (26,067,862)
Net change in unrealized appreciation
   (depreciation) on investments              (7,112,621)     (182,076,245)    (52,063,658)        9,295,629       (137,316,037)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net realized and unrealized gain (loss)      (10,037,369)     (172,874,446)    (54,301,811)       12,929,718       (139,194,314)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                        $   (7,706,800)  $  (172,127,664)  $ (55,836,067)  $    16,803,258   $   (141,600,652)
---------------------------------------   ==============   ===============   =============   ===============   ================

                                             JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G          JNL/MCM
                                              Mid Cap            Small Cap      Global Basics   Global Leaders      10 x 10
                                          Equity Portfolio   Equity Portfolio   Portfolio(a)     Portfolio(a)      Portfolio
                                          ----------------   ----------------   -------------   --------------   --------------
Investment income dividends               $      2,004,535   $             --   $          --   $          575   $      949,611
                                          ----------------   ----------------   -------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                    2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Total expenses                                   2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Net investment income (loss)                      (752,062)        (1,439,066)           (684)            (567)        (385,124)
                                          ----------------   ----------------   -------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     772,930          1,942,284              --               --          773,601
   Investments                                 (31,651,674)       (18,442,298)        (12,440)          13,382       (5,904,965)
Net change in unrealized appreciation
   (depreciation) on investments               (45,529,498)       (22,762,182)         14,639           22,780      (32,520,869)
                                          ----------------   ----------------   -------------   --------------   --------------
Net realized and unrealized gain (loss)        (76,408,242)       (39,262,196)          2,199           36,162      (37,652,233)
                                          ----------------   ----------------   -------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $    (77,160,304)  $    (40,701,262)  $       1,515   $       35,595   $  (38,037,357)
---------------------------------------   ================   ================   =============   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                                             JNL/MCM          Bond Index     Communications     Consumer Brands        Dow 10
                                           25 Portfolio        Portfolio    Sector Portfolio   Sector Portfolio      Portfolio
                                          ---------------   -------------   ----------------   ----------------   ----------------
Investment income dividends               $    15,649,892   $  13,820,082   $      1,681,015   $         67,805   $             --
                                          ---------------   -------------   ----------------   ----------------   ----------------
Expenses
   Insurance charges (Note 3)                   8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Total expenses                                  8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net investment income (loss)                    7,373,997       8,436,845          1,015,892           (265,429)        (8,943,454)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 40,824,210              --          5,609,164          3,314,999                 --
   Investments                                (23,042,466)      2,384,884       (16,598,558)         (3,288,165)       (15,753,538)
Net change in unrealized appreciation
   (depreciation) on investments             (232,971,095)     (6,442,644)       (13,458,874)        (8,110,916)      (302,071,782)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net realized and unrealized gain (loss)      (215,189,351)     (4,057,760)       (24,448,268)        (8,084,082)      (317,825,320)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (207,815,354)   $  4,379,085   $    (23,432,376)  $     (8,349,511)  $   (326,768,774)
---------------------------------------   ===============   =============   ================   ================   ================

                                                                JNL/MCM
                                              JNL/MCM           Enhanced        JNL/MCM          JNL/MCM             JNL/MCM
                                            Dow Dividend      S&P 500 Stock    European 30       Financial           Global 15
                                             Portfolio       Index Portfolio   Portfolio(a)   Sector Portfolio       Portfolio
                                          ----------------   ---------------   ------------   ----------------   -----------------
Investment income dividends               $      1,307,748   $       854,665   $      1,550   $      1,218,760   $              --
                                          ----------------   ---------------   ------------   ----------------   -----------------
Expenses
   Insurance charges (Note 3)                    4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Total expenses                                   4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net investment income (loss)                    (3,603,247)          (50,617)           772             45,778         (14,916,097)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   1,099,436         6,615,825             --          5,246,792                  --
   Investments                                 (55,714,704)      (10,027,770)          (491)       (20,331,245)         25,134,325
Net change in unrealized appreciation
   (depreciation) on investments              (137,802,914)      (23,555,683)        17,486        (39,932,868)       (577,548,504)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net realized and unrealized gain (loss)       (192,418,182)      (26,967,628)        16,995        (55,017,321)       (552,414,179)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net increase (decrease) in net assets
   from operations                        $   (196,021,429)   $  (27,018,245)   $    17,767   $    (54,971,543)  $    (567,330,276)
---------------------------------------   ================   ===============   ============   ================   =================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                              JNL/MCM            JNL/MCM          JNL/MCM             JNL/MCM          JNL/MCM
                                             Healthcare          Index 5       International           JNL 5        JNL Optimized
                                          Sector Portfolio      Portfolio     Index Portfolio        Portfolio       5 Portfolio
                                          ----------------   --------------   ---------------   ----------------   ---------------
Investment income dividends               $      1,031,941   $      579,026   $     8,765,792   $     89,071,341   $        51,376
                                          ----------------   --------------   ---------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                    2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Total expenses                                   2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net investment income (loss)                    (1,087,433)        (126,399)        1,648,842         21,205,582        (6,439,452)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,678,339          769,107         9,112,330        518,289,850        23,500,409
   Investments                                  (9,913,651)      (3,054,716)      (15,894,637)      (234,871,747)      (36,597,643)
Net change in unrealized appreciation
   (depreciation) on investments               (34,276,318)     (14,400,812)     (227,905,716)    (2,477,857,915)     (219,683,482)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net realized and unrealized gain (loss)        (37,511,630)     (16,686,421)     (234,688,023)    (2,194,439,812)     (232,780,716)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (38,599,063)  $  (16,812,820)  $  (233,039,181)  $ (2,173,234,230)  $  (239,220,168)
---------------------------------------   ================   ==============   ===============   ================   ===============

                                            JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM
                                           Nasdaq 25       NYSE International      Oil & Gas       Pacific Rim 30      S&P 10
                                           Portfolio          25 Portfolio      Sector Portfolio    Portfolio(a)      Portfolio
                                          --------------   ------------------   ----------------   --------------   --------------
Investment income dividends               $       17,730   $            8,817   $      2,384,112   $           --   $           --
                                          --------------   ------------------   ----------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Total expenses                                 1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Net investment income (loss)                  (1,297,692)          (1,241,685)        (5,126,721)            (929)      (9,330,992)
                                          --------------   ------------------   ----------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 3,353,391            3,674,874         27,354,373               --               --
   Investments                                (5,563,575)         (11,865,671)       (12,322,413)             (17)       3,522,952
Net change in unrealized appreciation
   (depreciation) on investments             (38,002,224)         (33,914,219)      (205,567,250)          35,235     (341,032,066)
                                          --------------   ------------------   ----------------   --------------   --------------
Net realized and unrealized gain (loss)      (40,212,408)         (42,105,016)      (190,535,290)          35,218     (337,509,114)
                                          --------------   ------------------   ----------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (41,510,100)  $      (43,346,701)  $   (195,662,011)  $       34,289   $ (346,840,106)
---------------------------------------   ==============   ==================   ================   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                JNL/MCM         JNL/MCM
                                             JNL/MCM           JNL/MCM          S&P 500         S&P SMid         JNL/MCM
                                              S&P 24        S&P 400 MidCap       Index            60          Select Small-Cap
                                             Portfolio     Index Portfolio     Portfolio        Portfolio        Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $            --  $     3,398,475  $     7,544,733  $         6,333  $      1,344,103
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                     435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                    435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                     (435,698)      (2,014,631)        (190,602)        (764,522)       (6,496,636)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   326,524       22,815,835               --        1,164,943        51,150,489
   Investments                                 (1,864,107)     (16,964,625)     (13,879,071)      (5,588,336)      (41,122,048)
Net change in unrealized appreciation
   (depreciation) on investments               (7,952,621)    (150,382,081)    (198,777,806)     (11,004,445)     (222,223,015)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)        (9,490,204)    (144,530,871)    (212,656,877)     (15,427,838)     (212,194,574)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $    (9,925,902)  $ (146,545,502)  $ (212,847,479)  $  (16,192,360) $   (218,691,210)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                                                                                                                    JNL/
                                             JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                             Small Cap       Technology      Value Line 30       JNL/MCM        Global Growth
                                          Index Portfolio  Sector Portfolio    Portfolio      VIP Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $     3,245,455  $        11,704  $     2,531,930  $     4,905,221  $      2,026,227
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                   4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                  4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                   (1,058,413)      (1,260,615)     (11,657,888)        (605,705)         (454,623)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                14,001,555        4,450,954       20,080,167       80,979,098        18,790,069
   Investments                                (17,228,916)     (12,492,273)     (21,746,909)     (10,311,669)       (7,583,783)
Net change in unrealized appreciation
   (depreciation) on investments             (103,413,662)     (35,705,812)    (490,827,766)    (250,340,581)      (89,861,479)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)      (106,641,023)     (43,747,131)    (492,494,508)    (179,673,152)      (78,655,193)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $  (107,699,436) $   (45,007,746) $  (504,152,396) $  (180,278,857) $    (79,109,816)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                   JNL/
                                             JNL/PAM          JNL/PAM         JNL/PIMCO        JNL/PIMCO       PPM America
                                          Asia ex-Japan     China-India      Real Return      Total Return     Core Equity
                                           Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio     Portfolio
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $       73,700   $           --   $    6,553,734   $   38,109,207   $       99,181
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                     73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                    73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                          15         (299,458)        (869,524)      23,438,873         (711,146)
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --       16,288,072       33,947,905               --
   Investments                                (3,460,850)      (6,962,532)     (18,406,779)      (3,091,161)      (2,610,062)
Net change in unrealized appreciation
   (depreciation) on investments                (841,418)      (8,196,803)     (53,220,897)     (75,446,225)     (25,004,940)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)       (4,302,268)     (15,159,335)     (55,339,604)     (44,589,481)     (27,615,002)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (4,302,253)  $  (15,458,793)  $  (56,209,128)  $  (21,150,608)  $  (28,326,148)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

                                                                                  JNL/                              JNL/
                                               JNL/             JNL/          PPM America          JNL/          Red Rocks
                                            PPM America      PPM America       Small Cap       PPM America        Listed
                                            High Yield      Mid Cap Value        Value        Value Equity    Private Equity
                                          Bond Portfolio    Portfolio(a)      Portfolio(a)      Portfolio      Portfolio(b)
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $   18,482,471   $       45,752   $       31,787   $    2,128,397   $       58,840
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                 3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                  15,036,090          (40,084)         (13,505)         866,225           35,447
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --               --       10,861,801               --
   Investments                               (38,490,930)      (3,016,033)        (736,300)      (5,469,608)        (234,435)
Net change in unrealized appreciation
   (depreciation) on investments             (49,152,243)      (1,746,476)      (1,551,437)     (59,148,066)      (1,399,049)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)      (87,643,173)      (4,762,509)      (2,287,737)     (53,755,873)      (1,633,484)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (72,607,083)  $   (4,802,593)  $   (2,301,242)  $  (52,889,648)  $   (1,598,037)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/S&P          JNL/S&P          JNL/S&P          JNL/S&P
                                                             Competitive      Disciplined      Disciplined       Disciplined
                                            JNL/S&P 4         Advantage         Growth           Moderate         Moderate
                                            Portfolio         Portfolio        Portfolio        Portfolio     Growth Portfolio
                                          --------------   --------------   --------------   --------------   ----------------
Investment income dividends               $       11,218   $      388,234   $      347,410   $      608,141   $        764,297
                                          --------------   --------------   --------------   --------------   ----------------
Expenses
   Insurance charges (Note 3)                  2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Total expenses                                 2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Net investment income (loss)                  (2,972,658)         (81,264)          13,582         (181,408)          (145,228)
                                          --------------   --------------   --------------   --------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --          212,502          283,935            479,913
   Investments                               (12,180,790)      (2,462,453)      (2,236,556)      (2,280,011)        (3,705,768)
Net change in unrealized appreciation
   (depreciation) on investments             (63,129,882)      (7,752,847)      (8,629,592)     (13,719,885)       (22,326,391)
                                          --------------   --------------   --------------   --------------   ----------------
Net realized and unrealized gain (loss)      (75,310,672)     (10,215,300)     (10,653,646)     (15,715,961)       (25,552,246)
                                          --------------   --------------   --------------   --------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (78,283,330)  $  (10,296,564)  $  (10,640,064)  $  (15,897,369)  $    (25,697,474)
---------------------------------------   ==============   ==============   ==============   ==============   ================

                                                              JNL/S&P
                                              JNL/S&P          Growth                              JNL/             JNL/
                                          Dividend Income    Retirement         JNL/S&P        S&P Managed      S&P Managed
                                             & Growth         Strategy      Intrinsic Value     Aggressive      Conservative
                                             Portfolio        Portfolio        Portfolio     Growth Portfolio    Portfolio
                                          ---------------  --------------   ---------------  ----------------  --------------
Investment income dividends               $       884,678  $       55,833   $       409,963  $      1,761,783  $   14,901,774
                                          ---------------  --------------   ---------------  ----------------  --------------
Expenses
   Insurance charges (Note 3)                     301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Total expenses                                    301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Net investment income (loss)                      583,431          49,641          (177,412)       (5,839,500)      8,560,625
                                          ---------------  --------------   ---------------  ----------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    17,667             425           265,104        22,710,581       5,626,867
   Investments                                 (1,187,859)        (45,863)       (5,447,145)        2,660,698      (9,562,726)
Net change in unrealized appreciation
   (depreciation) on investments               (4,336,302)       (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net realized and unrealized gain (loss)        (5,506,494)       (344,189)      (15,207,970)     (223,801,323)    (68,096,634)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                        $    (4,923,063) $     (294,548)  $   (15,385,382) $   (229,640,823) $  (59,536,009)
---------------------------------------   ===============  ==============   ===============  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                  JNL/           JNL/S&P         JNL/S&P
                                               JNL/             JNL/           S&P Managed   Moderate Growth     Moderate
                                            S&P Managed      S&P Managed        Moderate        Retirement      Retirement
                                              Growth          Moderate           Growth          Strategy        Strategy
                                             Portfolio        Portfolio         Portfolio       Portfolio       Portfolio
                                          ---------------  --------------   ---------------  ---------------  --------------
Investment income dividends               $     5,399,459  $   21,582,612   $    25,319,505  $        79,202  $      101,886
                                          ---------------  --------------   ---------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)                  16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Total expenses                                 16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Net investment income (loss)                  (10,787,672)     12,239,148         6,581,941           73,382          96,153
                                          ---------------  --------------   ---------------  ---------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                75,027,682      12,661,398        47,794,868              250           8,241
   Investments                                (23,028,370)    (16,814,327)      (26,338,385)         (20,586)        (16,487)
Net change in unrealized appreciation
   (depreciation) on investments             (470,914,100)   (145,635,471)     (395,760,052)        (248,256)       (306,907)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net realized and unrealized gain (loss)      (418,914,788)   (149,788,400)     (374,303,569)        (268,592)       (315,153)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                        $  (429,702,460) $ (137,549,252)  $  (367,721,628) $      (195,210) $     (219,000)
---------------------------------------   ===============  ==============   ===============  ===============  ==============

                                                                                                  JNL/
                                              JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                          Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                             Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  --------------   --------------
Investment income dividends               $       293,969  $       131,488  $        74,698  $      706,942   $      379,185
                                          ---------------  ---------------  ---------------  --------------   --------------
Expenses
   Insurance charges (Note 3)                     614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Total expenses                                    614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Net investment income (loss)                     (320,378)         (38,409)         (26,422)         51,114           31,939
                                          ---------------  ---------------  ---------------  --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   641,965          405,925          251,611         724,598            6,055
   Investments                                 (2,016,057)        (496,122)        (435,724)     (1,064,735)      (3,170,269)
Net change in unrealized appreciation
   (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net realized and unrealized gain (loss)       (10,328,888)      (4,181,009)      (2,772,503)     (8,294,625)     (11,762,261)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (10,649,266) $    (4,219,418) $    (2,798,925) $   (8,243,511)  $  (11,730,322)
---------------------------------------   ===============  ===============  ===============  ==============   ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                    JNL/T.Rowe
                                                                                       Price         JNL/T.Rowe
                                    JNL/Select       JNL/Select         JNL/        Established    Price Mid-Cap     JNL/T.Rowe
                                     Balanced       Money Market    Select Value      Growth           Growth       Price Value
                                     Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Investment income dividends       $   12,210,846  $   20,160,104  $       72,566  $      365,951  $            --  $    5,502,870
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)          7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Total expenses                         7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net investment income (loss)           4,227,809       3,297,750      (3,029,089)     (6,471,387)      (6,747,855)        778,784
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies             20,368,240              --       3,172,303       3,216,209       30,517,324      32,952,365
   Investments                       (11,048,500)              8     (14,346,566)    (15,103,779)     (20,947,230)    (18,592,131)
Net change in unrealized
   appreciation (depreciation)
   on investments                   (137,331,388)             (8)    (63,620,285)   (219,540,661)    (220,233,224)   (159,230,308)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net realized and unrealized
   gain (loss)                      (128,011,648)             --     (74,794,548)   (231,428,231     (210,663,130    (144,870,074)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net
   assets from operations         $ (123,783,839) $    3,297,750  $  (77,823,637) $ (237,899,618) $  (217,410,985) $ (144,091,290)
-------------------------------   ==============  ==============  ==============  ==============  ===============  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                     JNL/Capital
                                             JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate      International       Large Cap         Small Cap         Balanced
                                               Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                             --------------  ----------------  ----------------  ----------------  ---------------
Operations
    Net investment income (loss)             $      662,158  $     (1,949,641) $     (2,561,439) $       (811,989) $      (970,238)
    Net realized gain (loss) on investments      (6,019,890)       21,440,030        (1,361,786)        1,575,238       11,436,586
    Net change in unrealized appreciation
       (depreciation) on investments            (65,661,515)     (102,301,906)      (76,098,187)      (26,396,270)     (83,604,384)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                             (71,019,247)      (82,811,517)      (80,021,412)      (25,633,021)     (73,138,036)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                   34,569,226        19,282,771        22,066,977         6,865,959       53,311,168
    Surrenders and terminations                  (9,185,016)      (15,643,289)      (14,824,668)       (4,357,736)     (19,813,402)
    Transfers between portfolios                 24,271,965       (15,144,697)        6,177,650        (8,261,946)      29,345,892
    Net annuitization transactions                  (52,845)          (28,929)          (41,859)         (125,711)         (91,990)
    Policyholder charges (Note 3)                  (231,265)         (189,271)         (220,932)          (85,484)        (258,406)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                        49,372,065       (11,723,415)       13,157,168        (5,964,918)      62,493,262
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets           (21,647,182)      (94,534,932)      (66,864,244)      (31,597,939)     (10,644,774)
Net assets beginning of period                  134,185,994       203,284,802       193,898,803        69,217,872      183,983,298
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net assets end of period                     $  112,538,812  $    108,749,870  $    127,034,559  $     37,619,933  $   173,338,524
-------------------------------------------  ==============  ================  ================  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           10,354,984        10,936,421        13,728,758         4,447,846       14,527,869
       Units Issued                              10,762,356         2,695,045         5,634,448         1,765,260       10,887,730
       Units Redeemed                            (7,380,782)       (3,570,445)       (4,692,030)       (2,137,520)      (5,992,570)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008           13,736,558        10,061,021        14,671,176         4,075,586       19,423,029
                                             ==============  ================  ================  ================  ===============

                                                                                                          JNL/
                                                 JNL/Capital         JNL/Capital       JNL/Capital    Credit Suisse       JNL/
                                               Guardian Global        Guardian        Guardian U.S.  Global Natural  Credit Suisse
                                                 Diversified     International Small  Growth Equity     Resources     Long/Short
                                             Research Portfolio     Cap Portfolio       Portfolio       Portfolio      Portfolio
                                             ------------------  -------------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (2,354,942) $          (165,073) $  (2,288,549) $   (4,859,049) $    (439,426)
    Net realized gain (loss) on investments          (9,264,001)          (3,626,943)    (6,219,109)    (37,787,393)       921,501
    Net change in unrealized appreciation
       (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)   (151,680,404)   (11,223,299)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                                 (84,310,282)         (10,635,211)   (80,471,135)   (194,326,846)   (10,741,224)
                                             ------------------  -------------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                       40,288,996           13,121,006     43,343,345     102,036,200     15,210,469
    Surrenders and terminations                     (15,323,959)            (561,348)   (16,334,998)    (18,135,190)    (1,036,874)
    Transfers between portfolios                     24,218,716           11,137,508     25,843,341      (8,170,081)    17,617,322
    Net annuitization transactions                      (60,362)                  --        (42,599)       (113,851)       (43,625)
    Policyholder charges (Note 3)                      (163,098)              (7,620)      (204,383)       (442,831)       (20,719)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                            48,960,293           23,689,546     52,604,706      75,174,247     31,726,573
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets               (35,349,989)          13,054,335    (27,866,429)   (119,152,599)    20,985,349
Net assets beginning of period                      155,406,194            1,985,929    151,626,264     294,795,539     19,247,332
                                             ------------------  -------------------  -------------  --------------  -------------
Net assets end of period                     $      120,056,205  $        15,040,264  $ 123,759,835  $  175,642,940  $  40,232,681
-------------------------------------------  ==================  ===================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                5,770,334              201,502      5,756,080      21,576,768      1,804,423
       Units Issued                                   4,599,804            5,048,951      3,826,332      25,601,253      5,672,931
       Units Redeemed                                (2,839,532)          (1,885,031)    (1,853,719)    (20,395,491)    (1,323,628)
                                             ------------------  -------------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008                7,530,606            3,365,422      7,728,693      26,782,530      6,153,726
                                             ==================  ===================  =============  ==============  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                                JNL/Eagle       JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                               Core Equity   SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                                Portfolio       Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                             --------------  ---------------  ------------------  -------------  ----------------
Operations
    Net investment income (loss)             $      567,503  $    (2,187,336) $       (2,025,908) $    (714,801) $     (4,189,522)
    Net realized gain (loss) on investments      10,052,362       (9,419,384)        (56,912,119)    (4,470,246)      (23,033,796)
    Net change in unrealized appreciation
       (depreciation) on investments            (36,484,953)     (55,600,313)       (262,705,773)   (17,901,248)      (71,102,309)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets
    from operations                             (25,865,088)     (67,207,033)       (321,643,800)   (23,086,295)      (98,325,627)
                                             --------------  ---------------  ------------------  -------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                    3,137,917       20,748,987         194,436,331     16,248,888        62,608,536
    Surrenders and terminations                  (6,524,392)     (12,865,971)        (38,593,346)    (2,287,708)      (16,771,742)
    Transfers between portfolios                 (3,543,617)       8,080,184         (42,777,203)    (3,198,228)       14,563,113
    Net annuitization transactions                       --          (18,973)            (39,547)       (31,762)          (23,474)
    Policyholder charges (Note 3)                   (63,321)        (147,204)           (897,721)       (60,557)         (315,394)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        (6,993,413)      15,797,023         112,128,514     10,670,633        60,061,039
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets           (32,858,501)     (51,410,010)       (209,515,286)   (12,415,662)      (38,264,588)
Net assets beginning of period                   70,254,143      159,201,448         762,485,093     47,195,349       252,304,185
                                             --------------  ---------------  ------------------  -------------  ----------------
Net assets end of period                     $   37,395,642  $   107,791,438  $      552,969,807  $  34,779,687  $    214,039,597
-------------------------------------------  ==============  ===============  ==================  =============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            3,734,656        6,377,648          76,811,672      4,766,435        23,214,606
       Units Issued                                 733,991        3,396,170          38,419,028      3,228,911        14,226,166
       Units Redeemed                            (1,154,092)      (2,683,342)        (26,556,647)    (1,982,718)       (8,967,185)
                                             --------------  ---------------  ------------------  -------------  ----------------
Units Outstanding at December 31, 2008            3,314,555        7,090,476          88,674,053      6,012,628        28,473,587
                                             ==============  ===============  ==================  =============  ================

                                                                   JNL/Franklin        JNL/         JNL/Goldman        JNL/
                                                 JNL/Franklin       Templeton     Goldman Sachs   Sachs Emerging   Goldman Sachs
                                             Templeton Mutual       Small Cap       Core Plus      Markets Debt       Mid Cap
                                               Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                             ------------------  ---------------  --------------  --------------  ---------------
Operations
    Net investment income (loss)             $       (1,143,835) $      (307,621) $    6,015,429  $      (20,644) $      (563,460)
    Net realized gain (loss) on investments          (6,953,815)      (2,605,305)      3,098,821         (29,362)         244,279
    Net change in unrealized appreciation
       (depreciation) on investments                (26,037,663)     (24,184,597)    (34,779,113)         84,166      (39,238,534)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets
    from operations                                 (34,135,313)     (27,097,523)    (25,664,863)         34,160      (39,557,715)
                                             ------------------  ---------------  --------------  --------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                       25,050,833       12,128,656      45,498,051       2,719,450       17,500,666
    Surrenders and terminations                      (4,153,764)      (3,589,077)    (31,527,694)        (67,201)      (5,611,623)
    Transfers between portfolios                      3,309,440       19,106,730     (41,184,511)      6,057,472        3,176,493
    Net annuitization transactions                      (33,219)          (9,503)        (61,271)             --           (4,995)
    Policyholder charges (Note 3)                       (87,714)         (74,599)       (472,053)         (1,258)        (113,144)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                            24,085,576       27,562,207     (27,747,478)      8,708,463       14,947,397
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets               (10,049,737)         464,684     (53,412,341)      8,742,623      (24,610,318)
Net assets beginning of period                       71,047,329       57,150,443     329,797,588              --       89,409,169
                                             ------------------  ---------------  --------------  --------------  ---------------
Net assets end of period                     $       60,997,592  $    57,615,127  $  276,385,247  $    8,742,623  $    64,798,851
-------------------------------------------  ==================  ===============  ==============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                7,206,398        4,911,959      16,644,122              --        6,902,473
       Units Issued                                   5,913,306        5,648,320       6,766,975         973,871        4,831,625
       Units Redeemed                                (2,986,698)      (3,041,391)     (8,488,500)        (67,400)      (3,781,806)
                                             ------------------  ---------------  --------------  --------------  ---------------
Units Outstanding at December 31, 2008               10,133,006        7,518,888      14,922,597         906,471        7,952,292
                                             ==================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/                                         JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan   JNL/JPMorgan   U.S. Government     JNL/Lazard
                                             Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                             Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                             --------------  ---------------  -------------  ---------------  ----------------
Operations
    Net investment income (loss)             $    2,330,569  $       746,782  $  (1,534,256) $     3,873,540  $     (2,406,338)
    Net realized gain (loss) on investments      (2,924,748)       9,201,799     (2,238,153)       3,634,089        (1,878,277)
    Net change in unrealized appreciation
       (depreciation) on investments             (7,112,621)    (182,076,245)   (52,063,658)       9,295,629      (137,316,037)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                              (7,706,800)    (172,127,664)   (55,836,067)      16,803,258      (141,600,652)
                                             --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   22,178,819       47,875,143      8,253,144       41,947,693        71,453,366
    Surrenders and terminations                  (7,663,698)     (21,144,861)   (13,012,954)     (35,441,899)      (15,681,772)
    Transfers between portfolios                 14,589,429      (62,976,111)    (7,492,996)     234,687,634        (8,823,044)
    Net annuitization transactions                  (11,690)        (126,851)       (14,482)         (21,917)          (32,423)
    Policyholder charges (Note 3)                  (107,817)        (370,609)      (158,531)        (473,829)         (341,304)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        28,985,043      (36,743,289)   (12,425,819)     240,697,682        46,574,823
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets            21,278,243     (208,870,953)   (68,261,886)     257,500,940       (95,025,829)
Net assets beginning of period                   65,965,619      396,407,155    133,042,383      190,858,701       243,760,002
                                             --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period                     $   87,243,862  $   187,536,202  $  64,780,497  $   448,359,641  $    148,734,173
-------------------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            6,282,624       22,558,033      6,122,148       11,779,367        17,320,893
       Units Issued                              11,035,122        7,742,480      1,680,430       26,294,411        16,929,231
       Units Redeemed                            (8,339,883)     (10,644,718)    (2,449,206)     (11,553,491)      (12,744,625)
                                             --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at December 31, 2008            8,977,863       19,655,795      5,353,372       26,520,287        21,505,499
                                             ==============  ===============  =============  ===============  ================

                                                JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G        JNL/MCM
                                                 Mid Cap          Small Cap      Global Basics  Global Leaders     10 x 10
                                             Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)     Portfolio
                                             ----------------  ----------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (752,062) $     (1,439,066) $        (684) $         (567) $    (385,124)
    Net realized gain (loss) on investments       (30,878,744)      (16,500,014)       (12,440)         13,382     (5,131,364)
    Net change in unrealized appreciation
       (depreciation) on investments              (45,529,498)      (22,762,182)        14,639          22,780    (32,520,869)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                               (77,160,304)      (40,701,262)         1,515          35,595    (38,037,357)
                                             ----------------  ----------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                     13,608,117         7,583,126        494,717         295,886     52,363,075
    Surrenders and terminations                   (15,829,868)       (8,235,095)          (864)         (1,029)    (3,129,835)
    Transfers between portfolios                  (24,622,921)       (9,562,198)        56,951          35,974     26,250,945
    Net annuitization transactions                    (77,645)              473             --              --             --
    Policyholder charges (Note 3)                    (248,512)         (145,118)            (3)             (2)       (34,909)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                         (27,170,829)      (10,358,812)       550,801         330,829     75,449,276
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets            (104,331,133)      (51,060,074)       552,316         366,424     37,411,919
Net assets beginning of period                    214,651,928       111,168,452             --              --     50,864,159
                                             ----------------  ----------------  -------------  --------------  -------------
Net assets end of period                     $    110,320,795  $     60,108,378  $     552,316  $     366,424   $  88,276,078
-------------------------------------------  ================  ================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             11,206,112         7,129,999             --              --      5,187,556
       Units Issued                                 2,574,070         2,535,741         72,384          88,396     12,492,561
       Units Redeemed                              (4,244,558)       (3,289,047)        (6,598)        (44,412)    (3,331,703)
                                             ----------------  ----------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008              9,535,624         6,376,693         65,786          43,984     14,348,414
                                             ================  ================  =============  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                                 JNL/MCM       Bond Index    Communications    Consumer Brands      Dow 10
                                              25 Portfolio     Portfolio    Sector Portfolio  Sector Portfolio     Portfolio
                                             --------------  -------------  ----------------  ----------------  --------------
Operations
    Net investment income (loss)             $    7,373,997  $   8,436,845  $      1,015,892  $       (265,429) $   (8,943,454)
    Net realized gain (loss) on investments      17,781,744      2,384,884       (10,989,394)           26,834     (15,753,538)
    Net change in unrealized appreciation
       (depreciation) on investments           (232,971,095)    (6,442,644)      (13,458,874)       (8,110,916)   (302,071,782)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
    from operations                            (207,815,354)     4,379,085       (23,432,376)       (8,349,511)   (326,768,774)
                                             --------------  -------------  ----------------  ----------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                   27,285,218     49,177,839         3,938,609         3,777,706      35,177,814
    Surrenders and terminations                 (36,568,033)   (23,865,910)       (4,223,231)       (2,099,235)    (42,104,583)
    Transfers between portfolios               (145,041,982)   (17,992,036)      (30,487,881)       11,060,331    (145,176,300)
    Net annuitization transactions                  (68,651)       (80,126)         (102,923)               --         (93,682)
    Policyholder charges (Note 3)                  (809,598)      (472,888)          (79,347)          (41,863)       (906,342)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
    contract transactions                      (155,203,046)     6,766,879       (30,954,773)       12,696,939    (153,103,093)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets          (363,018,400)    11,145,964       (54,387,149)        4,347,428    (479,871,867)
Net assets beginning of period                  689,744,274    303,351,612        82,005,620        17,958,818     815,546,625
                                             --------------  -------------  ----------------  ----------------  --------------
Net assets end of period                     $  326,725,874  $ 314,497,576  $     27,618,471  $     22,306,246  $  335,674,758
-------------------------------------------  ==============  =============  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           57,880,581     25,865,848        13,424,784         1,718,632      73,138,636
       Units Issued                               6,823,763     13,269,239         6,665,794         3,202,902      10,307,980
       Units Redeemed                           (21,718,473)   (12,893,574)      (12,468,058)       (1,749,532)    (26,815,031)
                                             --------------  -------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008           42,985,871     26,241,513         7,622,520         3,172,002      56,631,585
                                             ==============  =============  ================  ================  ==============

                                                                 JNL/MCM
                                                 JNL/MCM         Enhanced        JNL/MCM         JNL/MCM           JNL/MCM
                                              Dow Dividend    S&P 500 Stock    European 30      Financial         Global 15
                                                Portfolio    Index Portfolio  Portfolio(a)  Sector Portfolio      Portfolio
                                             --------------  ---------------  ------------  ----------------  ----------------
Operations
    Net investment income (loss)             $   (3,603,247) $       (50,617) $        772  $          45,778 $   (14,916,097)
    Net realized gain (loss) on investments     (54,615,268)      (3,411,945)         (491)       (15,084,453)      25,134,325
    Net change in unrealized appreciation
       (depreciation) on investments           (137,802,914)     (23,555,683)       17,486        (39,932,868)    (577,548,504)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets
    from operations                            (196,021,429)     (27,018,245)       17,767        (54,971,543)    (567,330,276)
                                             --------------  ---------------  ------------  ----------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   50,665,272        7,157,877       180,244         25,879,102       90,310,693
    Surrenders and terminations                 (17,863,464)      (4,703,022)       (1,367)        (5,329,965)     (65,523,382)
    Transfers between portfolios                (29,355,062)     (11,769,948)      196,262         55,024,475     (240,453,499)
    Net annuitization transactions                  (23,360)         (14,321)           --              9,200         (359,464)
    Policyholder charges (Note 3)                  (524,830)         (74,300)           (4)          (131,670)      (1,401,735)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         2,898,556       (9,403,714)      375,135         75,451,142     (217,427,387)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets          (193,122,873)     (36,421,959)      392,902         20,479,599     (784,757,663)
Net assets beginning of period                  381,087,943       79,149,314            --         51,639,955    1,308,354,520
                                             --------------  ---------------  ------------  ----------------  ----------------
Net assets end of period                     $  187,965,070  $    42,727,355  $    392,902  $     72,119,554  $    523,596,857
-------------------------------------------  ==============  ===============  ============  ================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007           36,492,226        7,792,688            --          4,370,519       68,945,392
       Units Issued                              16,912,438        4,243,687        46,960         12,863,680       12,054,340
       Units Redeemed                           (17,253,615)      (5,195,753)       (1,233)        (4,616,240)     (26,607,787)
                                             --------------  ---------------  ------------  ----------------  ----------------
Units Outstanding at December 31, 2008           36,151,049        6,840,622        45,727         12,617,959       54,391,945
                                             ==============  ===============  ============  ================  ================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM
                                                Healthcare        Index 5      International         JNL 5        JNL Optimized
                                             Sector Portfolio    Portfolio    Index Portfolio      Portfolio       5 Portfolio
                                             ----------------  -------------  ---------------  ----------------  ---------------
Operations
    Net investment income (loss)             $     (1,087,433) $    (126,399) $     1,648,842  $     21,205,582  $    (6,439,452)
    Net realized gain (loss) on investments        (3,235,312)    (2,285,609)      (6,782,307)      283,418,103      (13,097,234)
    Net change in unrealized appreciation
       (depreciation) on investments              (34,276,318)   (14,400,812)    (227,905,716)   (2,477,857,915)    (219,683,482)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                               (38,599,063)   (16,812,820)    (233,039,181)   (2,173,234,230)    (239,220,168)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                     24,177,929     31,288,244       54,569,865       619,667,899      151,193,264
    Surrenders and terminations                    (9,938,234)    (1,756,247)     (30,053,997)     (222,885,508)     (17,061,652)
    Transfers between portfolios                   36,395,898     15,521,811      (49,140,531)     (675,834,070)      18,432,200
    Net annuitization transactions                    (33,215)            --         (172,985)         (716,328)          46,453
    Policyholder charges (Note 3)                    (206,669)       (38,152)        (709,362)       (5,825,360)        (427,351)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                          50,395,709     45,015,656      (25,507,010)     (285,593,367)     152,182,914
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets              11,796,646     28,202,836     (258,546,191)   (2,458,827,597)     (87,037,254)
Net assets beginning of period                    106,518,717     27,919,668      554,882,623     5,208,867,203      375,799,453
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net assets end of period                     $    118,315,363  $  56,122,504  $   296,336,432  $  2,750,039,606  $   288,762,199
-------------------------------------------  ================  =============  ===============  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              8,577,438      2,823,670       27,401,164       376,758,384       31,419,740
       Units Issued                                10,939,140      7,063,431        8,051,522        84,496,080       27,646,962
       Units Redeemed                              (6,921,570)    (1,664,268)      (9,376,150)     (109,539,644)     (13,572,137)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2008             12,595,008      8,222,833       26,076,536       351,714,820       45,494,565
                                             ================  =============  ===============  ================  ===============

                                                 JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM        JNL/MCM
                                                Nasdaq 25    NYSE International     Oil & Gas      Pacific Rim 30     S&P 10
                                                Portfolio       25 Portfolio     Sector Portfolio   Portfolio(a)     Portfolio
                                             --------------  ------------------  ----------------  --------------  -------------
Operations
    Net investment income (loss)             $   (1,297,692) $       (1,241,685) $     (5,126,721) $         (929) $  (9,330,992)
    Net realized gain (loss) on investments      (2,210,184)         (8,190,797)       15,031,960             (17)     3,522,952
    Net change in unrealized appreciation
       (depreciation) on investments            (38,002,224)        (33,914,219)     (205,567,250)         35,235   (341,032,066)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                             (41,510,100)        (43,346,701)     (195,662,011)         34,289   (346,840,106)
                                             --------------  ------------------  ----------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   13,731,323          26,207,703        93,555,547         205,837     30,350,164
    Surrenders and terminations                  (4,621,779)         (5,612,306)      (32,616,785)         (1,989)   (42,058,216)
    Transfers between portfolios                (21,705,705)         10,071,632        (4,600,272)        251,323   (154,142,130)
    Net annuitization transactions                   (8,472)                 --          (185,048)             --       (107,608)
    Policyholder charges (Note 3)                  (121,716)           (181,480)         (740,732)             (1)      (953,896)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                       (12,726,349)         30,485,549        55,412,710         455,170   (166,911,686)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets           (54,236,449)        (12,861,152)     (140,249,301)        489,459   (513,751,792)
Net assets beginning of period                  106,384,536          63,560,988       443,808,211              --    833,493,043
                                             --------------  ------------------  ----------------  --------------  -------------
Net assets end of period                     $   52,148,087  $       50,699,836  $    303,558,910  $      489,459  $ 319,741,251
-------------------------------------------  ==============  ==================  ================  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            8,393,161           5,504,285        12,229,193              --     58,972,536
       Units Issued                               3,869,096           7,500,480        10,585,765          52,875      8,308,621
       Units Redeemed                            (5,111,099)         (4,740,187)       (9,060,409)         (1,690)   (21,621,029)
                                             --------------  ------------------  ----------------  --------------  -------------
Units Outstanding at December 31, 2008            7,151,158           8,264,578        13,754,549          51,185     45,660,128
                                             ==============  ==================  ================  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 S&P 24       S&P 400 MidCap        S&P 500          S&P SMid     Select Small-Cap
                                                Portfolio     Index Portfolio   Index Portfolio    60 Portfolio       Portfolio
                                              --------------  ---------------  -----------------  --------------  -----------------
Operations
   Net investment income (loss)               $     (435,698) $    (2,014,631) $        (190,602) $     (764,522) $      (6,496,636)
   Net realized gain (loss) on investments        (1,537,583)       5,851,210        (13,879,071)     (4,423,393)        10,028,441
   Net change in unrealized appreciation
     (depreciation) on investments                (7,952,621)    (150,382,081)      (198,777,806)    (11,004,445)      (222,223,015)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets
   from operations                                (9,925,902)    (146,545,502)      (212,847,479)    (16,192,360)      (218,691,210)
                                              --------------  ---------------  -----------------  --------------  -----------------
Contract transactions (1)
   Purchase payments (Note 4)                      6,131,114       31,637,211         47,935,478      11,953,193         31,371,756
   Surrenders and terminations                    (1,226,660)     (24,001,175)       (35,211,530)     (2,273,214)       (35,428,290)
   Transfers between portfolios                    8,236,158      (39,032,522)        (7,056,027)     15,063,129       (106,414,764)
   Net annuitization transactions                         --         (124,266)          (109,748)             --            (83,304)
   Policyholder charges (Note 3)                     (26,443)        (562,550)          (776,927)        (57,679)          (816,461)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets from
   contract transactions                          13,114,169      (32,083,302)         4,781,246      24,685,429       (111,371,063)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets              3,188,267     (178,628,804)      (208,066,233)      8,493,069       (330,062,273)
Net assets beginning of period                    22,725,802      414,090,413        561,046,082      32,446,860        628,445,176
                                              --------------  ---------------  -----------------  --------------  -----------------
Net assets end of period                      $   25,914,069  $   235,461,609  $     352,979,849  $   40,939,929  $     298,382,903
------------------------------------------    ==============  ===============  =================  ==============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007             2,111,462       25,779,781         44,589,782       3,676,287         34,012,464
       Units Issued                                3,004,864        6,760,177         13,883,676       6,628,387          5,118,876
       Units Redeemed                             (1,473,398)      (8,653,244)       (12,689,602)     (3,535,289)       (11,792,56
                                              --------------  ---------------  -----------------  --------------  -----------------)
Units Outstanding at December 31, 2008             3,642,928       23,886,714         45,783,856       6,769,385         27,338,779
                                              ==============  ===============  =================  ==============  =================

                                                                                                                          JNL/
                                                  JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap        Technology      Value Line 30        JNL/MCM       Global Growth
                                              Index Portfolio  Sector Portfolio     Portfolio       VIP Portfolio      Portfolio
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Operations
   Net investment income (loss)               $    (1,058,413) $     (1,260,615) $    (11,657,888) $      (605,705) $      (454,623)
   Net realized gain (loss) on investments         (3,227,361)       (8,041,319)       (1,666,742)      70,667,429       11,206,286
   Net change in unrealized appreciation
     (depreciation) on investments               (103,413,662)      (35,705,812)     (490,827,766)    (250,340,581)     (89,861,479)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                               (107,699,436)      (45,007,746)     (504,152,396)    (180,278,857)     (79,109,816)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                       26,082,609       17,723,149       127,732,107       48,956,398       19,769,113
   Surrenders and terminations                    (19,034,324)       (7,763,740)      (51,066,318)     (18,679,972)     (12,780,128)
   Transfers between portfolios                   (21,726,121)      (14,768,612)     (152,741,202)     (43,482,998)     (19,231,092)
   Net annuitization transactions                     (41,392)           (8,852)          (59,755)         (80,757)         (43,343)
   Policyholder charges (Note 3)                     (453,167)         (176,673)       (1,579,552)        (506,923)        (206,033)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          (15,172,395)       (4,994,728)      (77,714,720)     (13,794,252)     (12,491,483)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets            (122,871,831)      (50,002,474)     (581,867,116)    (194,073,109)     (91,601,299)
Net assets beginning of period                    316,673,168        99,763,397     1,099,739,990      422,290,328      196,598,584
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net assets end of period                      $   193,801,337  $     49,760,923  $    517,872,874  $   228,217,219  $   104,997,285
------------------------------------------    ===============  ================  ================  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             21,145,571        14,471,996        61,930,772       29,419,417       13,001,501
       Units Issued                                 5,531,076        12,136,083        17,502,165        7,554,030        2,826,184
       Units Redeemed                              (6,455,641)      (13,585,053)      (23,009,254)      (8,723,649)      (3,903,347)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Units Outstanding at December 31, 2008             20,221,006        13,023,026        56,423,683       28,249,798       11,924,338
                                              ===============  ================  ================  ===============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                        JNL/
                                                  JNL/PAM           JNL/PAM        JNL/PIMCO         JNL/PIMCO       PPM America
                                               Asia ex-Japan      China-India     Real Return      Total Return      Core Equity
                                                Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio      Portfolio
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)              $             15  $      (299,458) $      (869,524) $    23,438,873  $       (711,146)
   Net realized gain (loss) on investments         (3,460,850)      (6,962,532)      (2,118,707)      30,856,744        (2,610,062)
   Net change in unrealized appreciation
     (depreciation) on investments                   (841,418)      (8,196,803)     (53,220,897)     (75,446,225)      (25,004,940)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (4,302,253)     (15,458,793)     (56,209,128)     (21,150,608)      (28,326,148)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       3,728,640       12,995,797      109,831,638      176,780,817         2,021,545
   Surrenders and terminations                       (153,596)      (1,647,258)     (37,243,724)     (73,731,800)       (9,740,697)
   Transfers between portfolios                     4,663,464       29,028,151      332,552,062      192,823,131        (2,195,945)
   Net annuitization transactions                          --               --         (103,216)        (369,359)            2,451
   Policyholder charges (Note 3)                       (2,052)         (47,392)        (871,168)      (1,291,431)          (73,130)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            8,236,456       40,329,298      404,165,592      294,211,358        (9,985,776)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets               3,934,203       24,870,505      347,956,464      273,060,750       (38,311,924)
Net assets beginning of period                             --               --       75,389,774      598,011,551        75,770,750
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net assets end of period                     $      3,934,203  $    24,870,505  $   423,346,238  $   871,072,301  $     37,458,826
------------------------------------------   ================  ===============  ===============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                     --               --        6,906,343       40,603,202         4,013,494
       Units Issued                                 2,872,677       12,246,468       63,358,491       40,763,515           363,748
       Units Redeemed                              (2,054,102)      (6,282,817)     (29,260,272)     (21,809,071)       (1,015,436)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Units Outstanding at December 31, 2008                818,575        5,963,651       41,004,562       59,557,646         3,361,806
                                             ================  ===============  ===============  ===============  ================

                                                    JNL/              JNL/            JNL/             JNL/             JNL/
                                                 PPM America      PPM America      PPM America     PPM America    Red Rocks Listed
                                                 High Yield      Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                               Bond Portfolio     Portfolio(a)    Portfolio(a)      Portfolio       Portfolio(b)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Operations
   Net investment income (loss)               $     15,036,090  $       (40,084) $       (13,505) $      866,225  $         35,447
   Net realized gain (loss) on investments         (38,490,930)      (3,016,033)        (736,300)      5,392,193          (234,435)
   Net change in unrealized appreciation
     (depreciation) on investments                 (49,152,243)      (1,746,476)      (1,551,437)    (59,148,066)       (1,399,049)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (72,607,083)      (4,802,593)      (2,301,242)    (52,889,648)       (1,598,037)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       22,703,000        2,055,986        2,146,602       3,816,816         6,564,082
   Surrenders and terminations                     (23,942,259)        (325,885)        (157,785)    (14,135,513)          (54,504)
   Transfers between portfolios                    (20,707,517)       6,456,144        5,079,390        (490,622)        7,191,065
   Net annuitization transactions                     (123,025)              --               --           4,459                --
   Policyholder charges (Note 3)                      (397,477)         (10,691)          (4,454)       (106,925)             (867)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                           (22,467,278)       8,175,554        7,063,753     (10,911,785)       13,699,776
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets              (95,074,361)       3,372,961        4,762,511     (63,801,433)       12,101,739
Net assets beginning of period                     267,489,724               --              --      119,368,593                --
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net assets end of period                      $    172,415,363  $     3,372,961  $     4,762,511  $   55,567,160  $     12,101,739
------------------------------------------    ================  ===============  ===============  ==============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007              20,645,862               --               --       6,244,762                --
       Units Issued                                 12,672,507        1,925,697        1,108,171       1,669,904         2,090,467
       Units Redeemed                              (13,948,783)      (1,326,334)        (343,811)     (2,388,330)          (46,788)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Units Outstanding at December 31, 2008              19,369,586          599,363          764,360       5,526,336         2,043,679
                                              ================  ===============  ===============  ==============  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/S&P                                                JNL/S&P
                                                              Competitive        JNL/S&P            JNL/S&P          Disciplined
                                               JNL/S&P 4       Advantage       Disciplined        Disciplined          Moderate
                                               Portfolio       Portfolio     Growth Portfolio  Moderate Portfolio  Growth Portfolio
                                            ---------------  --------------  ----------------  ------------------  ----------------
Operations
   Net investment income (loss)             $    (2,972,658) $      (81,264) $         13,582  $         (181,408) $       (145,228)
   Net realized gain (loss) on investments      (12,180,790)     (2,462,453)       (2,024,054)         (1,996,076)       (3,225,855)
   Net change in unrealized appreciation
     (depreciation) on investments              (63,129,882)     (7,752,847)       (8,629,592)        (13,719,885)      (22,326,391)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets
   from operations                              (78,283,330)    (10,296,564)      (10,640,064)        (15,897,369)      (25,697,474)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                   162,935,583      14,439,648        13,585,815          24,570,384        38,525,307
   Surrenders and terminations                   (8,342,315)     (1,557,464)         (762,814)         (2,772,013)       (2,855,760)
   Transfers between portfolios                 157,543,060      17,872,336         7,154,126          16,374,392        22,982,433
   Net annuitization transactions                         --             --                --            (29,035)                --
   Policyholder charges (Note 3)                   (145,979)        (43,521)          (12,888)            (48,845)          (35,510)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                        311,990,349      30,710,999        19,964,239          38,094,883        58,616,470
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets           233,707,019      20,414,435         9,324,175          22,197,514        32,918,996
Net assets beginning of period                   22,021,782       6,230,889        15,682,735          33,590,592        38,399,737
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net assets end of period                    $   255,728,801  $   26,645,324  $     25,006,910 $        55,788,106  $     71,318,733
------------------------------------------  ===============  ==============  ================  ==================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            2,220,823         628,714         1,496,107           3,189,662         3,658,371
       Units Issued                              42,078,624       5,635,315         3,751,989           5,860,463         8,815,109
       Units Redeemed                            (5,952,969)     (2,391,540)       (1,251,916)         (1,709,035)       (1,899,070)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Units Outstanding at December 31, 2008           38,346,478       3,872,489         3,996,180           7,341,090        10,574,410
                                            ===============  ==============  ================  ==================  ================

                                                JNL/S&P            JNL/S&P                               JNL/             JNL/
                                            Dividend Income        Growth             JNL/S&P        S&P Managed       S&P Managed
                                               & Growth          Retirement       Intrinsic Value     Aggressive      Conservative
                                               Portfolio     Strategy Portfolio      Portfolio     Growth Portfolio     Portfolio
                                            ---------------  ------------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)             $       583,431  $           49,641  $       (177,412) $     (5,839,500) $     8,560,625
   Net realized gain (loss) on investments       (1,170,192)            (45,438)       (5,182,041)       25,371,279      (3,935,859)
   Net change in unrealized appreciation
     (depreciation) on investments               (4,336,302)           (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                               (4,923,063)           (294,548)      (15,385,382)     (229,640,823)    (59,536,009)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    17,734,079               69,832       20,177,260        48,167,113      85,536,507
   Surrenders and terminations                    (862,678)             (96,268)       (2,335,217)      (49,265,568)    (31,202,765)
   Transfers between portfolios                  20,834,474              54,208        15,336,252      (40,351,672)     139,780,670
   Net annuitization transactions                   153,197                  --                --          (16,990)          64,633
   Policyholder charges (Note 3)                    (17,421)                (70)          (64,772)         (832,045)       (608,894)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         37,841,651              27,702        33,113,523       (42,299,162)     193,570,151
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets            32,918,588            (266,846)       17,728,141      (271,939,985)     134,034,142
Net assets beginning of period                      737,713             815,294        11,822,442       606,719,072      240,837,191
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net assets end of period                    $    33,656,301  $          548,448  $     29,550,583  $    334,779,087  $  374,871,333
------------------------------------------  ===============  ==================  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               75,568              76,247         1,192,657        37,209,909      20,751,298
       Units Issued                               5,439,725              12,625         6,797,811         6,596,390      29,036,242
       Units Redeemed                              (783,916)            (13,447)       (3,265,267)       (9,533,318)    (11,749,946)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008            4,731,377              75,425         4,725,201        34,272,981      38,037,594
                                            ===============  ==================  ================  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                         JNL/S&P
                                                                   JNL/              JNL/              JNL/S&P          Moderate
                                                  JNL/          S&P Managed      S&P Managed       Moderate Growth     Retirement
                                              S&P Managed        Moderate          Moderate          Retirement         Strategy
                                            Growth Portfolio     Portfolio     Growth Portfolio  Strategy Portfolio    Portfolio
                                            ----------------  ---------------  ----------------  ------------------  --------------
Operations
   Net investment income (loss)             $    (10,787,672) $    12,239,148  $      6,581,941  $           73,382  $       96,153
   Net realized gain (loss) on investments        51,999,312      (4,152,929)        21,456,483             (20,336)         (8,246)
   Net change in unrealized appreciation
     (depreciation) on investments              (470,914,100)    (145,635,471)     (395,760,052)           (248,256)       (306,907)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets
   from operations                              (429,702,460)    (137,549,252)     (367,721,628)           (195,210)       (219,000)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    113,516,187      114,944,987       186,709,830                  --         250,000
   Surrenders and terminations                  (100,625,361)     (43,894,327)      (94,586,596)            (14,817)        (39,857)
   Transfers between portfolios                  (60,637,993)     102,540,548       (71,938,436)            120,207         822,094
   Net annuitization transactions                   (347,073)         (54,837)         (517,739)                 --              --
   Policyholder charges (Note 3)                  (1,681,825)        (883,703)       (1,469,983)                 --              --
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         (49,776,065)     172,652,668        18,197,076             105,390       1,032,237
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets           (479,478,525)      35,103,416      (349,524,552)            (89,820)        813,237
Net assets beginning of period                 1,201,072,916      475,927,883     1,251,889,393             673,315         294,953
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net assets end of period                    $    721,594,391  $   511,031,299  $    902,364,841  $          583,495  $    1,108,190
------------------------------------------  ================  ===============  ================  ==================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            74,650,365       38,279,657        82,229,721              63,438          28,094
       Units Issued                               14,751,855       27,195,640        20,100,708              62,597         106,680
       Units Redeemed                            (19,031,822)     (12,456,983)      (19,219,487)            (52,430)         (6,145)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Units Outstanding at December 31, 2008            70,370,398       53,018,314        83,110,942              73,605         128,629
                                            ================  ===============  ================  ==================  ==============

                                                                                                    JNL/
                                                JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                            Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                               Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
                                            ---------------  ---------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)             $      (320,378) $       (38,409) $       (26,422) $       51,114  $        31,939
   Net realized gain (loss) on investments       (1,374,092)         (90,197)        (184,113)       (340,137)      (3,164,214)
   Net change in unrealized appreciation
     (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets
   from operations                              (10,649,266)      (4,219,418)      (2,798,925)     (8,243,511)     (11,730,322)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                     8,820,316        5,031,591        2,904,340      14,798,993       12,610,236
   Surrenders and terminations                   (1,472,377)        (442,001)        (471,927)     (3,653,879)        (988,777)
   Transfers between portfolios                  12,637,666        1,551,934        1,725,658      13,595,092       25,263,286
   Net annuitization transactions                    (6,245)              --               --          50,975               --
   Policyholder charges (Note 3)                    (22,133)          (7,200)         (17,564)        (39,316)         (20,866)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                         19,957,227        6,134,324        4,140,507      24,751,865       36,863,879
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets             9,307,961        1,914,906        1,341,582      16,508,354       25,133,557
Net assets beginning of period                   15,823,765        8,360,905        4,776,579      29,043,838        3,265,347
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net assets end of period                    $    25,131,726  $    10,275,811  $     6,118,161  $   45,552,192  $    28,398,904
------------------------------------------  ===============  ===============  ===============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            1,358,920          710,408          400,249       2,615,299          324,611
       Units Issued                               4,510,989          868,596          617,458       3,993,920        6,347,508
       Units Redeemed                            (2,727,105)        (249,921)        (209,298)     (1,510,854)      (2,210,242)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Units Outstanding at December 31, 2008            3,142,804        1,329,083          808,409       5,098,365        4,461,877
                                            ===============  ===============  ===============  ==============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                   JNL/Select           JNL/Select              JNL/
                                                    Balanced           Money Market         Select Value
                                                    Portfolio            Portfolio            Portfolio
                                               ------------------   ------------------   ------------------
Operations
   Net investment income (loss)                $        4,227,809   $        3,297,750   $       (3,029,089)
   Net realized gain (loss) on investments              9,319,740                    8          (11,174,263)
   Net change in unrealized appreciation
     (depreciation) on investments                   (137,331,388)                  (8)         (63,620,285)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets
     from operations                                 (123,783,839)           3,297,750          (77,823,637)
                                               ------------------   ------------------   ------------------
Contract transactions (1)
   Purchase payments (Note 4)                          87,954,187          366,020,533           31,638,934
   Surrenders and terminations                        (49,461,508)        (228,882,959)         (14,210,335)
   Transfers between portfolios                        21,131,509          448,245,072           (2,863,043)
   Net annuitization transactions                        (293,748)          (1,189,009)             (76,342)
   Policyholder charges (Note 3)                         (624,516)          (4,805,226)            (263,568)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets from
   contract transactions                               58,705,924          579,388,411           14,225,646
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets                 (65,077,915)         582,686,161          (63,597,991)
Net assets beginning of period                        497,883,854          618,006,127          217,134,887
                                               ------------------   ------------------   ------------------
Net assets end of period                       $      432,805,939   $    1,200,692,288   $      153,536,896
------------------------------------------     ==================   ==================   ==================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                 18,482,233           48,897,221            9,897,293
       Units Issued                                     7,562,702          119,481,577            4,063,714
       Units Redeemed                                  (5,619,500)         (73,717,657)          (3,293,875)
                                               ------------------   ------------------   ------------------
Units Outstanding at December 31, 2008                 20,425,435           94,661,141           10,667,132
                                               ==================   ==================   ==================

                                                   JNL/T.Rowe          JNL/T.Rowe          JNL/T.Rowe
                                               Price Established      Price Mid-Cap        Price Value
                                                Growth Portfolio    Growth Portfolio        Portfolio
                                               -----------------   ------------------   -----------------
Operations
   Net investment income (loss)                $      (6,471,387)  $       (6,747,855)  $         778,784
   Net realized gain (loss) on investments           (11,887,570)           9,570,094          14,360,234
   Net change in unrealized appreciation
     (depreciation) on investments                  (219,540,661)        (220,233,224)       (159,230,308)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets
     from operations                                (237,899,618)        (217,410,985)       (144,091,290)
                                               -----------------   ------------------   -----------------
Contract transactions (1)
   Purchase payments (Note 4)                         51,999,325           69,847,852          27,308,575
   Surrenders and terminations                       (50,427,000)         (41,988,315)        (29,092,465)
   Transfers between portfolios                      (20,114,007)         (11,219,185)        (16,644,674)
   Net annuitization transactions                       (391,044)             (94,978)           (199,977)
   Policyholder charges (Note 3)                        (585,445)            (586,821)           (361,741)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets from
   contract transactions                             (19,518,171)          15,958,553         (18,990,282)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets               (257,417,789)        (201,452,432)       (163,081,572)
Net assets beginning of period                       558,542,995          510,648,261         367,321,448
                                               -----------------   ------------------   -----------------
Net assets end of period                       $     301,125,206   $      309,195,829   $     204,239,876
------------------------------------------     =================   ==================   =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                18,570,197           12,275,244          22,937,684
       Units Issued                                    3,519,089            3,852,084           5,115,380
       Units Redeemed                                 (4,522,701)          (3,638,961)         (6,283,120)
                                               -----------------   ------------------   -----------------
Units Outstanding at December 31, 2008                17,566,585           12,488,367          21,769,944
                                               =================   ==================   =================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                           Fifth Third
                                         Fifth Third       Disciplined        Fifth Third                             JNL/AIM
                                          Balanced           Value              Mid Cap          Fifth Third       International
                                             VIP              VIP                 VIP           Quality Growth         Growth
                                        Portfolio(b)      Portfolio(b)        Portfolio(b)     VIP Portfolio(b)      Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $         262    $       160,596    $        (7,229)   $        150,687   $       27,990
   Net realized gain (loss) on
      investments                              15,149          1,741,014            943,593           1,452,968       10,857,758
   Net change in unrealized
      appreciation (depreciation)
      on investments                           (6,503)        (1,377,439)          (563,207)           (676,053)         627,133
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                              8,908            524,171            373,157             927,602       11,512,881
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)                      --            112,552             44,905             108,170       37,276,165
   Surrenders and terminations                 (8,694)          (264,329)          (116,684)           (219,111)     (17,344,153)
   Transfers between portfolios              (145,748)        (8,388,952)        (3,419,076)         (6,837,085)      39,474,859
   Net annuitization transactions                  --                 --                 --                  --           70,784
   Policyholder charges (Note 3)                  (77)            (6,223)            (2,700)             (5,039)        (163,422)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions                (154,519)        (8,546,952)        (3,493,555)         (6,953,065)      59,314,233
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets        (145,611)        (8,022,781)        (3,120,398)         (6,025,463)      70,827,114
Net assets beginning of period                145,611          8,022,781          3,120,398           6,025,463      132,457,688
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $          --    $            --    $            --    $             --   $  203,284,802
--------------------------------------  =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006         11,321            434,095            178,550             788,606        7,661,510
       Units Issued                             9,911             19,139              8,183              45,765        5,486,693
       Units Redeemed                         (21,232)          (453,234)          (186,733)           (834,371)      (2,211,782)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007             --                 --                 --                  --       10,936,421
                                        =============    ===============    ===============    ================   ==============

                                                                                                                   JNL/Capital
                                           JNL/AIM                              JNL/AIM                              Guardian
                                          Large Cap          JNL/AIM           Small Cap          JNL/Alger           Global
                                           Growth          Real Estate          Growth              Growth           Balanced
                                          Portfolio         Portfolio          Portfolio         Portfolio(a)       Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $  (1,393,680)   $     1,886,988    $      (788,501)   $       (380,071)  $    1,549,194
   Net realized gain (loss) on
      investments                          14,889,530          8,635,274          7,575,368          27,307,517       17,459,838
   Net change in unrealized
      appreciation (depreciation) on
      investments                           5,953,536        (45,025,484)        (2,104,846)        (16,163,940)     (10,071,629)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                         19,449,386        (34,503,222)         4,682,021          10,763,506        8,937,403
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)              19,676,560         81,675,947         11,579,533           2,525,848       23,991,944
   Surrenders and terminations            (12,271,938)       (10,409,521)        (6,158,905)         (7,522,618)     (20,109,781)
   Transfers between portfolios            77,848,911        (54,146,991)        11,391,869        (137,550,481)      19,962,396
   Net annuitization transactions             (52,565)           (13,641)            (4,475)            (43,001)         (78,806)
   Policyholder charges (Note 3)             (235,251)          (237,225)          (135,502)            (84,073)        (240,794)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions              84,965,717         16,868,569         16,672,520        (142,674,325)      23,524,959
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets     104,415,103        (17,634,653)        21,354,541        (131,910,819)      32,462,362
Net assets beginning of period             89,483,700        151,820,647         47,863,331         131,910,819      151,520,936
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $ 193,898,803    $   134,185,994    $    69,217,872    $             --   $  183,983,298
-------------------------------------   =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,209,939          9,795,414          3,368,327           6,620,731       12,673,661
       Units Issued                         9,418,929          9,961,160          2,159,234             259,892        5,031,893
       Units Redeemed                      (2,900,110)        (9,401,590)        (1,079,715)         (6,880,623)      (3,177,685)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007     13,728,758         10,354,984          4,447,846                  --       14,527,869
                                        =============    ===============    ===============    ================   ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/Credit
                                                  JNL/Capital     JNL/Capital                           Suisse
                                               Guardian Global     Guardian        JNL/Capital          Global            JNL/
                                                 Diversified     International     Guardian U.S.       Natural        Credit Suisse
                                                  Research          SmallCap       Growth Equity      Resources        Long/Short
                                                  Portfolio       Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (887,907)  $      (1,734)   $   (2,072,396)   $   (1,988,608)   $    (123,919)
   Net realized gain (loss) on investments           3,881,639             (33)        4,975,265         2,604,318          179,675
   Net change in unrealized appreciation
     (depreciation) on investments                  15,772,849          14,930         6,828,210        21,605,879          416,474
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                       18,766,581          13,163         9,731,079        22,221,589          472,230
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        9,782,346         481,706        15,049,163        64,666,650        6,249,336
   Surrenders and terminations                     (20,623,392)         (2,510)      (21,942,116)       (7,364,921)        (280,998)
   Transfers between portfolios                     38,358,508       1,493,642         9,977,442       215,419,342       12,807,814
   Net annuitization transactions                       29,027              --           (81,709)            5,554               --
   Policyholder charges (Note 3)                      (130,303)            (72)         (181,914)         (152,675)          (1,050)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            27,416,186       1,972,766         2,820,866       272,573,950       18,775,102
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               46,182,767       1,985,929        12,551,945       294,795,539       19,247,332
Net assets beginning of period                     109,223,427              --       139,074,319                --               --
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   155,406,194   $   1,985,929    $  151,626,264    $  294,795,539    $  19,247,332
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               5,042,099              --         5,847,479                --               --
       Units Issued                                  2,083,180         201,767         1,377,658        23,059,218        2,275,599
       Units Redeemed                               (1,354,945)           (265)       (1,469,057)       (1,482,450)        (471,176)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               5,770,334         201,502         5,756,080        21,576,768        1,804,423
                                               ===============   =============    ==============    ==============    =============
                                                                                   JNL/Franklin
                                                                   JNL/Eagle         Templeton       JNL/Franklin      JNL/Franklin
                                                   JNL/Eagle       SmallCap          Founding          Templeton         Templeton
                                                 Core Equity        Equity           Strategy        Global Growth        Income
                                                  Portfolio        Portfolio       Portfolio(a)      Portfolio(a)       Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $       237,469   $   1,045,078    $   (6,674,479)   $      (86,314)   $   5,134,736
   Net realized gain (loss) on investments          14,059,633      31,031,826        (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
     (depreciation) on investments                 (14,825,281)    (21,772,102)      (16,149,617)       (1,368,554)     (11,192,563)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                         (528,179)     10,304,802       (24,283,568)       (1,419,347)      (4,758,089)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        5,135,626      32,737,643       545,121,808        33,340,999      123,191,819
   Surrenders and terminations                      (8,621,231)    (13,560,306)      (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                     (3,667,843)     25,753,109       257,484,841        16,317,700       83,397,544
   Net annuitization transactions                      (55,489)         22,259           173,765             1,226             --
   Policyholder charges (Note 3)                       (76,607)       (125,780)         (203,129)          (14,401)        (109,220)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            (7,285,544)     44,826,925       786,768,661        48,614,696      198,634,753
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               (7,813,723)     55,131,727       762,485,093        47,195,349      193,876,664
Net assets beginning of period                      78,067,866     104,069,721                --                --       58,427,521
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    70,254,143   $ 159,201,448    $  762,485,093    $   47,195,349    $ 252,304,185
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               4,108,529       4,595,183                --                --        5,381,483
       Units Issued                                    690,240       3,860,595        85,987,508         6,111,587       21,086,391
       Units Redeemed                               (1,064,113)     (2,078,130)       (9,175,836)       (1,345,152)      (3,253,268)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               3,734,656       6,377,648        76,811,672         4,766,435       23,214,606
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                                           JNL/
                                                                                                        JNL/             Goldman
                                                JNL/Franklin      JNL/Franklin         JNL/            Goldman            Sachs
                                                  Templeton        Templeton      Goldman Sachs         Sachs             Short
                                                   Mutual          Small Cap        Core Plus          Mid Cap           Duration
                                                   Shares            Value            Bond              Value              Bond
                                                Portfolio(a)       Portfolio        Portfolio         Portfolio         Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (658,119)  $     619,786    $    5,372,567    $      584,570    $   1,072,626
   Net realized gain (loss) on investments            (123,619)      3,194,668         3,488,590         4,090,664        1,129,388
   Net change in unrealized appreciation
     (depreciation) on investments                  (1,762,683)     (9,076,938)        6,469,545        (6,143,027)        (743,213)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       (2,544,421)     (5,262,484)       15,330,702        (1,467,793)       1,458,801
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                       47,985,009      22,466,941        58,392,394        31,299,203       18,724,419
   Surrenders and terminations                      (1,671,410)     (3,021,911)      (27,078,418)       (4,963,172)      (4,181,497)
   Transfers between portfolios                     27,302,183      (2,296,555)       32,443,998         9,984,571       24,220,215
   Net annuitization transactions                         --            (6,670)           70,808           (19,519)         (45,067)
   Policyholder charges (Note 3)                       (24,032)        (55,828)         (414,408)          (75,916)         (47,825)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            73,591,750      17,085,977        63,414,374        36,225,167       38,670,245
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               71,047,329      11,823,493        78,745,076        34,757,374       40,129,046
Net assets beginning of period                            --        45,326,950       251,052,512        54,651,795       25,836,573
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    71,047,329   $  57,150,443    $  329,797,588    $   89,409,169    $  65,965,619
--------------------------------------------   ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                      --       3,594,731        13,343,006         4,263,977        2,533,872
       Units Issued                                  8,439,205       3,368,958         6,386,022         5,413,661        8,683,154
       Units Redeemed                               (1,232,807)     (2,051,730)       (3,084,906)       (2,775,165)      (4,934,402)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               7,206,398       4,911,959        16,644,122         6,902,473        6,282,624
                                               ===============   =============    ==============    ==============    =============

                                                                                   JNL/JPMorgan
                                                JNL/JPMorgan      JNL/JPMorgan         U.S.           JNL/Lazard       JNL/Lazard
                                                International        MidCap         Government         Emerging          Mid Cap
                                                    Value            Growth       & Quality Bond        Markets           Value
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $    14,331,823   $  (1,773,738)   $    3,880,694    $   (1,517,084)   $   8,511,191
   Net realized gain (loss) on investments          43,473,940       9,645,674         1,622,094         5,736,070       24,940,060
   Net change in unrealized appreciation
     (depreciation) on investments                 (27,308,047)     (1,042,161)        2,848,679        17,674,225      (45,994,972)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       30,497,716       6,829,775         8,351,467        21,893,211      (12,543,721)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623        21,080,713        56,906,048       46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)      (21,976,374)       (7,400,892)     (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418        16,157,464       142,450,471       14,431,628
   Net annuitization transactions                      (44,867)        (12,498)         (100,242)           18,714          (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)         (175,669)         (172,692)        (222,068)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            72,719,187      13,462,333        14,985,892       191,801,649       41,533,430
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets              103,216,903      20,292,108        23,337,359       213,694,860       28,989,709
Net assets beginning of period                     293,190,252     112,750,275       167,521,342        30,065,142      185,662,219
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   396,407,155   $ 133,042,383    $  190,858,701    $  243,760,002    $ 214,651,928
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690        10,828,158         2,766,326        9,360,512
       Units Issued                                 12,299,038       2,183,448         4,877,637        17,576,391        5,044,257
       Units Redeemed                               (7,770,854)     (1,789,990)       (3,926,428)       (3,021,824)      (3,198,657)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148        11,779,367        17,320,893       11,206,112
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/Lazard                                                              JNL/MCM
                                                Small Cap          JNL/MCM                            JNL/MCM        Communications
                                                  Value            10 x 10           JNL/MCM         Bond Index          Sector
                                                Portfolio        Portfolio(a)      25 Portfolio       Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------    --------------
Operations
   Net investment income (loss)               $   2,692,300     $    (340,918)    $    (281,223)    $   7,255,243    $    2,108,193
   Net realized gain (loss) on investments        4,072,123        (1,098,329)       43,647,723         2,710,855         5,588,346
   Net change in unrealized appreciation
     (depreciation) on investments              (16,788,108)       (1,437,220)      (76,007,512)        2,999,704        (9,049,141)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                   (10,023,685)       (2,876,467)      (32,641,012)       12,965,802        (1,352,602)
                                              -------------     -------------     -------------     -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)                    16,906,270        37,090,579       126,106,694        58,704,746        25,537,646
   Surrenders and terminations                  (12,575,988)       (1,324,951)      (45,067,442)      (17,786,346)       (8,223,650)
   Transfers between portfolios                 (10,224,322)       18,024,902       (64,962,251)       18,797,532        13,145,068
   Net annuitization transactions                   (63,220)               --          (360,188)          (84,167)          (23,679)
   Policyholder charges (Note 3)                   (211,841)          (49,904)         (780,284)         (304,544)         (142,843)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   contract transactions                         (6,169,101)       53,740,626        14,936,529        59,327,221        30,292,542
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets           (16,192,786)       50,864,159       (17,704,483)       72,293,023        28,939,940
Net assets beginning of period                  127,361,238                --       707,448,757       231,058,589        53,065,680
                                              -------------     -------------     -------------     -------------    --------------
Net assets end of period                      $ 111,168,452     $  50,864,159     $ 689,744,274     $ 303,351,612    $   82,005,620
------------------------------------------    =============     =============     =============     =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            7,492,738              --          56,751,709        20,618,779         8,875,777
       Units Issued                               1,791,576         7,573,223        14,374,885        10,496,712        11,752,776
       Units Redeemed                            (2,154,315)       (2,385,667)      (13,246,013)       (5,249,643)       (7,203,769)
                                              -------------     -------------     -------------     -------------    --------------
Units Outstanding at December 31, 2007            7,129,999         5,187,556        57,880,581        25,865,848        13,424,784
                                              =============     =============     =============     =============    ==============

                                                 JNL/MCM                                              JNL/MCM
                                                Consumer                                              Enhanced          JNL/MCM
                                                 Brands           JNL/MCM            JNL/MCM        S&P 500 Stock       Financial
                                                 Sector            Dow 10          Dow Dividend        Index             Sector
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)               $    (267,385)    $ (14,690,144)    $  (6,225,566)    $     (73,985)    $     (82,046)
   Net realized gain (loss) on investments        2,509,855        63,033,465         6,821,710         4,173,512         4,740,076
   Net change in unrealized appreciation
      (depreciation) on investments              (4,009,383)      (53,962,671)      (51,702,747)       (2,806,274)      (16,031,535)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   operations                                    (1,766,913)       (5,619,350)      (51,106,603)        1,293,253       (11,373,505)
                                              -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     3,867,335       152,040,211       182,446,523         7,977,654        14,426,324
   Surrenders and terminations                   (2,013,712)      (54,586,307)      (15,495,198)       (6,434,515)       (5,333,108)
   Transfers between portfolios                  (4,813,257)     (123,111,741)      (12,985,057)        9,956,682       (12,013,548)
   Net annuitization transactions                    (5,063)         (434,823)             --            (163,857)          (12,677)
   Policyholder charges (Note 3)                    (31,497)         (882,473)         (247,130)         (102,161)          (73,094)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                         (2,996,194)      (26,975,133)      153,719,138        11,233,803        (3,006,103)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets            (4,763,107)      (32,594,483)      102,612,535        12,527,056       (14,379,608)
Net assets beginning of period                   22,721,925       848,141,108       278,475,408        66,622,258        66,019,563
                                              -------------     -------------     -------------     -------------     -------------
Net assets end of period                      $  17,958,818     $ 815,546,625     $ 381,087,943     $  79,149,314     $  51,639,955
------------------------------------------    =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,966,887        75,603,513        23,592,929         6,530,982         4,510,969
       Units Issued                               1,698,687        18,045,288        22,984,684         3,919,761         2,866,146
       Units Redeemed                            (1,946,942)      (20,510,165)      (10,085,387)       (2,658,055)       (3,006,596)
                                              -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007            1,718,632        73,138,636        36,492,226         7,792,688         4,370,519
                                              =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                               JNL/MCM                               JNL/MCM
                                            JNL/MCM           Healthcare          JNL/MCM         International         JNL/MCM
                                           Global 15           Sector             Index 5             Index              JNL 5
                                           Portfolio          Portfolio         Portfolio(a)        Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Operations
   Net investment income (loss)         $   (21,447,314)   $      (855,758)   $      (142,403)   $     5,824,151    $    19,806,817
   Net realized gain (loss) on
     investments                            135,389,159          7,305,423              6,713         38,814,966        127,294,599
   Net change in unrealized
     appreciation (depreciation) on
     investments                            (14,977,777)        (1,473,505)          (136,977)        (4,802,609)      (220,621,793)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets  from operations                   98,964,068          4,976,160           (272,667)        39,836,508        (73,520,377)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520         19,143,145         23,902,158        110,365,581      2,075,357,087
   Surrenders and terminations              (81,481,715)        (7,832,507)          (286,347)       (39,264,474)      (202,388,500)
   Transfers between portfolios             (92,333,996)         9,662,910          4,582,787        (12,464,537)       (96,638,194)
   Net annuitization transactions              (476,309)           (34,835)              --             (182,869)          (402,314)
   Policyholder charges (Note 3)             (1,467,074)          (115,333)            (6,263)          (808,241)        (3,942,550)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets from  contract
   transactions                              88,569,426         20,823,380         28,192,335         57,645,460      1,771,985,529
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets                                   187,533,494         25,799,540         27,919,668         97,481,968      1,698,465,152
Net assets beginning of period            1,120,821,026         80,719,177               --          457,400,655      3,510,402,051
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net assets end of period                $ 1,308,354,520    $   106,518,717    $    27,919,668    $   554,882,623    $ 5,208,867,203
--------------------------------------  ===============    ===============    ===============    ===============    ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540          6,873,027               --           24,460,537        253,347,477
       Units Issued                          21,177,267          5,429,153          3,515,370          9,300,771        179,431,588
       Units Redeemed                       (16,778,415)        (3,724,742)          (691,700)        (6,360,144)       (56,020,681)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Units Outstanding at December 31, 2007       68,945,392          8,577,438          2,823,670         27,401,164        376,758,384
                                        ===============    ===============    ===============    ===============    ===============

                                                                               JNL/MCM
                                           JNL/MCM                              NYSE            JNL/MCM
                                             JNL             JNL/MCM        International      Oil & Gas           JNL/MCM
                                          Optimized         Nasdaq 25            25              Sector             S&P 10
                                         5 Portfolio        Portfolio        Portfolio(a)       Portfolio         Portfolio
                                        -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)         $   3,558,270     $  (1,437,827)    $   1,629,270     $  (2,287,984)    $ (14,368,540)
   Net realized gain (loss) on
     investments                            4,529,586         4,733,275           292,811        51,190,641        53,400,033
   Net change in unrealized
     appreciation (depreciation) on
     investments                            4,170,852         8,480,076           941,226        45,989,319       (12,413,179)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                         12,258,708        11,775,524         2,863,307        94,891,976        26,618,314
                                        -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680        23,055,701        25,481,852        94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)       (4,696,561)         (716,593)      (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862        10,961,802        35,943,513           898,800       (81,478,092)
   Net annuitization transactions             (76,749)           (1,047)             --            (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)         (106,667)          (11,091)         (475,525)         (950,022)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from  contract transactions            279,598,437        29,213,228        60,697,681        66,880,301         3,627,410
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets     291,857,145        40,988,752        63,560,988       161,772,277        30,245,724
Net assets beginning of period             83,942,308        65,395,784              --         282,035,934       803,247,319
                                        -------------     -------------     -------------     -------------     -------------
Net assets end of period                $ 375,799,453     $ 106,384,536     $  63,560,988     $ 443,808,211     $ 833,493,043
--------------------------------------  =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912         6,035,415              --          10,353,209        58,733,169
       Units Issued                        25,903,906         5,871,233         6,158,768         7,491,179        14,986,975
       Units Redeemed                      (2,318,078)       (3,513,487)         (654,483)       (5,615,195)      (14,747,608)
                                        -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007     31,419,740         8,393,161         5,504,285        12,229,193        58,972,536
                                        =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/MCM
                                                             S&P 400            JNL/MCM          JNL/MCM           JNL/MCM
                                            JNL/MCM          MidCap             S&P 500          S&P SMid           Select
                                             S&P 24          Index               Index              60             Small-Cap
                                           Portfolio        Portfolio          Portfolio        Portfolio(a)       Portfolio
                                         -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)          $    (317,030)    $  (2,137,282)    $  (1,652,443)    $     723,745     $  44,062,425
   Net realized gain (loss) on
     investments                               359,492        46,202,148        26,185,634          (547,966)       40,248,040
   Net change in unrealized
     appreciation (depreciation) on
     investments                               877,747       (25,638,814)       (8,770,935)       (3,003,484)     (168,414,527)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
     from operations                           920,209        18,426,052        15,762,256        (2,827,705)      (84,104,062)
                                         -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                8,220,561        69,233,832        94,942,711        18,253,236       121,869,827
   Surrenders and terminations                (874,477)      (27,748,642)      (37,340,529)         (433,012)      (41,846,110)
   Transfers between portfolios             (3,231,591)        5,192,626       (17,249,831)       17,460,910       (66,531,018)
   Net annuitization transactions                 --             (91,489)         (519,583)             --            (309,429)
   Policyholder charges (Note 3)               (12,435)         (516,325)         (612,711)           (6,569)         (726,552)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                4,102,058        46,070,002        39,220,057        35,274,565        12,456,718
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets        5,022,267        64,496,054        54,982,313        32,446,860       (71,647,344)
Net assets beginning of period              17,703,535       349,594,359       506,063,769              --         700,092,520
                                         -------------     -------------     -------------     -------------     -------------
Net assets end of period                 $  22,725,802     $ 414,090,413     $ 561,046,082     $  32,446,860     $ 628,445,176
--------------------------------------   =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       1,737,156        22,952,423        41,376,318              --          33,388,482
       Units Issued                          1,428,408         8,562,276        11,297,796         4,363,229         9,707,004
       Units Redeemed                       (1,054,102)       (5,734,918)       (8,084,332)         (686,942)       (9,083,022)
                                         -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007       2,111,462        25,779,781        44,589,782         3,676,287        34,012,464
                                         =============     =============     =============     =============     =============

                                                                                                                      JNL/
                                            JNL/MCM            JNL/MCM            JNL/MCM                          Oppenheimer
                                           Small Cap          Technology           Value           JNL/MCM           Global
                                             Index             Sector             Line 30            VIP             Growth
                                           Portfolio          Portfolio          Portfolio        Portfolio         Portfolio
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)          $    (1,210,648)  $    (1,115,576)  $   (15,953,667)  $     5,660,821   $    (1,158,995)
   Net realized gain (loss) on
     investments                              26,515,006         5,033,485        36,043,205        29,638,356        25,774,993
   Net change in unrealized
     appreciation (depreciation) on
     investments                             (39,012,383)        2,684,411       124,250,063           959,296       (16,612,209)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
     from operations                         (13,708,025)        6,602,320       144,339,601        36,258,473         8,003,789
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)                 59,272,887        18,860,684       276,153,514        93,088,503        34,407,604
   Surrenders and terminations               (21,227,672)       (6,881,879)      (46,780,661)      (19,226,556)      (15,280,005)
   Transfers between portfolios              (17,678,136)       21,626,354       (95,650,675)     (100,627,786)      (11,226,738)
   Net annuitization transactions                (88,826)          (16,579)         (104,020)          (28,695)          (76,272)
   Policyholder charges (Note 3)                (391,241)         (113,713)       (1,017,806)         (392,844)         (171,737)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
   from contract transactions                 19,887,012        33,474,867       132,600,352       (27,187,378)        7,652,852
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets          6,178,987        40,077,187       276,939,953         9,071,095        15,656,641
Net assets beginning of period               310,494,181        59,686,210       822,800,037       413,219,233       180,941,943
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net assets end of period                 $   316,673,168   $    99,763,397   $ 1,099,739,990   $   422,290,328   $   196,598,584
--------------------------------------   ===============   ===============   ===============   ===============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        19,902,842         9,646,385        54,436,545        31,350,619        12,505,159
       Units Issued                            6,351,425        10,809,867        26,646,716        10,270,211         3,884,356
       Units Redeemed                         (5,108,696)       (5,984,256)      (19,152,489)      (12,201,413)       (3,388,014)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Units Outstanding at December 31, 2007        21,145,571        14,471,996        61,930,772        29,419,417        13,001,501
                                         ===============   ===============   ===============   ===============   ===============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/            JNL/
                                                     JNL/          JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                                 Oppenheimer      Real Return    Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------  ------------  --------------  ---------------  --------------
Operations
    Net investment income (loss)             $         2,248,627  $   (354,022) $  17,912,089   $    (1,043,505) $   18,025,021
    Net realized gain (loss) on investments            3,176,617       426,528      1,401,147         3,921,675      (2,619,642)
    Net change in unrealized appreciation
       (depreciation) on investments                  (3,028,256)    2,500,358     14,001,736        (9,909,969)    (24,910,400)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
    from operations                                    2,396,988     2,572,864     33,314,972      (7,031,799)       (9,505,021)
                                             -------------------  ------------  --------------  ---------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                         1,594,241    18,024,272    104,442,860       2,505,808        54,642,424
    Surrenders and terminations                       (1,064,746)     (920,402)   (36,890,588)    (16,914,810)      (30,706,181)
    Transfers between portfolios                     (29,870,530)   55,727,013     62,602,771      (5,857,469)      (30,611,057)
    Net annuitization transactions                            --            --       (100,258)        (45,290)          (69,497)
    Policyholder charges (Note 3)                        (16,456)      (13,973)      (537,021)       (104,207)         (385,249)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets from
    contract transactions                            (29,357,491)   72,816,910    129,517,764     (20,415,968)       (7,129,560)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets                (26,960,503)   75,389,774    162,832,736     (27,447,767)      (16,634,581)
Net assets beginning of period                        26,960,503            --    435,178,815     103,218,517       284,124,305
                                             -------------------  ------------  --------------  ---------------  --------------
Net assets end of period                     $               --   $ 75,389,774  $ 598,011,551   $  75,770,750    $  267,489,724
-------------------------------------------  ===================  ============  ==============  ===============  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 2,995,289            --     31,702,356       5,014,106        21,538,502
       Units Issued                                    1,411,124     8,645,021     14,710,661         266,870        12,083,351
       Units Redeemed                                 (4,406,413)   (1,738,678)    (5,809,815)     (1,267,482)      (12,975,991)
                                             -------------------  ------------  --------------  ---------------  --------------
Units Outstanding at December 31, 2007                        --     6,906,343     40,603,202       4,013,494        20,645,862
                                             ===================  ============  ==============  ===============  ==============

                                                  JNL/                                           JNL/S&P
                                               PPM America       JNL/Putnam                    Competitive         JNL/S&P
                                              Value Equity         Midcap         JNL/S&P 4     Advantage        Disciplined
                                                Portfolio   Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
    Net investment income (loss)             $  (1,251,268) $          (471,602) $     (8,855) $     (2,052) $           (92,012)
    Net realized gain (loss) on investments     10,428,461            5,012,375          (371)         (445)              13,540
    Net change in unrealized appreciation
       (depreciation) on investments           (17,385,292)          (4,798,547)     (214,710)      (43,979)              19,977
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets
    from operations                             (8,208,099)            (257,774)     (223,936)      (46,476)             (58,495)
                                             -------------  -------------------  ------------  ------------  -------------------
Contract transactions (1)
    Purchase payments (Note 4)                   6,284,840            3,244,505     1,701,635        76,290           12,225,919
    Surrenders and terminations                (27,032,338)          (3,228,827)      (21,373)       (7,769)            (103,343)
    Transfers between portfolios                (6,371,186)         (31,236,677)   20,565,515     6,208,968            3,618,863
    Net annuitization transactions                 (56,891)                  --            --            --                   --
    Policyholder charges (Note 3)                 (244,714)             (56,356)          (59)         (124)                (209)
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets from
    contract transactions                      (27,420,289)         (31,277,355)   22,245,718     6,277,365           15,741,230
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets          (35,628,388)         (31,535,129)   22,021,782     6,230,889           15,682,735
Net assets beginning of period                 154,996,981           31,535,129            --            --                   --
                                             -------------  -------------------  ------------  ------------  -------------------
Net assets end of period                     $ 119,368,593  $                --  $ 22,021,782  $  6,230,889  $        15,682,735
-------------------------------------------  =============  ===================  ============  ============  ===================

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869            3,662,997            --            --                   --
       Units Issued                                702,222            1,159,472     2,225,813       629,519            1,553,860
       Units Redeemed                           (2,039,329)          (4,822,469)       (4,990)         (805)             (57,753)
                                             -------------  -------------------  ------------  ------------  -------------------
Units Outstanding at December 31, 2007           6,244,762                   --     2,220,823       628,714            1,496,107
                                             =============  ===================  ============  ============  ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/S&P                         JNL/S&P
                                               JNL/S&P     Disciplined       JNL/S&P          Growth
                                             Disciplined     Moderate     Dividend Income   Retirement       JNL/S&P
                                               Moderate       Growth         & Growth        Strategy    Intrinsic Value
                                             Portfolio(a)  Portfolio(a)    Portfolio(b)    Portfolio(a)    Portfolio(b)
                                             ------------  ------------  ---------------  -------------  ---------------
Operations
    Net investment income (loss)             $   (186,515) $   (257,160) $            49  $      14,356  $        (1,596)
    Net realized gain (loss) on investments        49,958        84,569               (1)         1,356             (672)
    Net change in unrealized appreciation
       (depreciation) on investments              410,881       134,757           (4,333)         3,395          (64,422)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets
    from operations                               274,324       (37,834)          (4,285)        19,107          (66,690)
                                             ------------  ------------  ---------------  -------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                 22,136,769    31,118,891          241,052        676,041          141,774
    Surrenders and terminations                  (346,990)     (383,633)            (806)       (10,533)         (11,370)
    Transfers between portfolios               11,527,145     7,706,114          501,753        130,679       11,758,878
    Net annuitization transactions                     --            --               --             --               --
    Policyholder charges (Note 3)                    (656)       (3,801)              (1)            --             (150)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                      33,316,268    38,437,571          741,998        796,187       11,889,132
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets          33,590,592    38,399,737          737,713        815,294       11,822,442
Net assets beginning of period                         --            --               --             --               --
                                             ------------  ------------  ---------------  -------------  ---------------
Net assets end of period                     $ 33,590,592  $ 38,399,737  $       737,713  $     815,294  $    11,822,442
-------------------------------------------  ============  ============  ===============  =============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 --            --               --             --               --
       Units Issued                             3,468,691     4,138,063           75,650         78,848        1,193,826
       Units Redeemed                            (279,029)     (479,692)             (82)        (2,601)          (1,169)
                                             ------------  ------------  ---------------  -------------  ---------------
Units Outstanding at December 31, 2007          3,189,662     3,658,371           75,568         76,247        1,192,657
                                             ============  ============  ===============  =============  ===============

                                                   JNL/             JNL/                              JNL/             JNL/
                                                S&P Managed      S&P Managed        JNL/          S&P Managed      S&P Managed
                                                Aggressive      Conservative     S&P Managed        Moderate         Moderate
                                             Growth Portfolio     Portfolio   Growth Portfolio     Portfolio     Growth Portfolio
                                             ----------------  -------------  ----------------  ---------------  ----------------
Operations
    Net investment income (loss)             $      1,887,312  $   2,463,427  $        582,195  $     5,187,035  $      6,085,219
    Net realized gain (loss) on investments        31,797,530      9,723,953        97,819,719       18,207,140        95,289,761
    Net change in unrealized appreciation
       (depreciation) on investments                8,450,433     (3,893,071)      (24,453,338)      (3,465,622)      (30,290,631)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                                42,135,275      8,294,309        73,948,576       19,928,553        71,084,349
                                             ----------------  -------------  ----------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                     73,782,275     65,721,365       174,085,833      146,253,778       263,996,233
    Surrenders and terminations                   (62,655,490)   (16,961,580)     (104,021,484)     (27,556,653)      (95,161,497)
    Transfers between portfolios                  (23,107,186)    57,661,228       (22,769,708)      53,778,049        19,238,252
    Net annuitization transactions                   (137,748)         9,973              (374)        (289,356)          (54,143)
    Policyholder charges (Note 3)                    (925,999)      (251,866)       (1,340,944)        (427,557)       (1,097,950)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         (13,044,148)   106,179,120        45,953,323      171,758,261       186,920,895
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets              29,091,127    114,473,429       119,901,899      191,686,814       258,005,244
Net assets beginning of period                    577,627,945    126,363,762     1,081,171,017      284,241,069       993,884,149
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net assets end of period                     $    606,719,072  $ 240,837,191  $  1,201,072,916  $   475,927,883  $  1,251,889,393
-------------------------------------------  ================  =============  ================  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2006             38,010,553     11,360,944        71,759,942       24,211,376        69,732,022
       Units Issued                                 6,806,834     16,018,376        14,790,673       19,949,976        25,300,257
       Units Redeemed                              (7,607,478)    (6,628,022)      (11,900,250)      (5,881,695)      (12,802,558)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Units Outstanding at December 31, 2007             37,209,909     20,751,298        74,650,365       38,279,657        82,229,721
                                             ================  =============  ================  ===============  ================

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/S&P
                                                   JNL/S&P          Moderate
                                               Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                             Retirement Strategy    Strategy    Retirement 2015  Retirement 2020  Retirement 2025
                                                 Portfolio(a)     Portfolio(a)     Portfolio         Portfolio        Portfolio
                                             -------------------  ------------  ---------------  ---------------  ---------------
Operations
    Net investment income (loss)             $            14,306  $      9,234  $      (102,563) $       (62,547) $       (24,344)
    Net realized gain (loss) on investments                  820           407          196,717          100,092           73,014
    Net change in unrealized appreciation
       (depreciation) on investments                      (9,726)       (6,168)         373,090          174,386           83,161
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets
    from operations                                        5,400         3,473          467,244          211,931          131,831
                                             -------------------  ------------  ---------------  ---------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                           247,324        54,631        6,951,836        5,000,426        2,248,127
    Surrenders and terminations                           (2,384)         (246)        (265,140)         (59,179)        (103,706)
    Transfers between portfolios                         422,975       237,095        4,107,076        1,361,702        1,564,089
    Net annuitization transactions                            --            --               --               --               --
    Policyholder charges (Note 3)                             --            --           (5,267)          (1,105)          (3,045)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                                667,915       291,480       10,788,505        6,301,844        3,705,465
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets                    673,315       294,953       11,255,749        6,513,775        3,837,296
Net assets beginning of period                                --            --        4,568,016        1,847,130          939,283
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net assets end of period                     $           673,315  $    294,953  $    15,823,765  $     8,360,905  $     4,776,579
-------------------------------------------  ===================  ============  ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                        --            --          421,940          168,274           85,050
       Units Issued                                       79,576        29,779        1,135,220          628,607          390,392
       Units Redeemed                                    (16,138)       (1,685)        (198,240)         (86,473)         (75,193)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Units Outstanding at December 31, 2007                    63,438        28,094        1,358,920          710,408          400,249
                                             ===================  ============  ===============  ===============  ===============

                                                  JNL/
                                             S&P Retirement    JNL/S&P       JNL/Select     JNL/Select        JNL/
                                                 Income      Total Yield      Balanced     Money Market   Select Value
                                                Portfolio    Portfolio(b)     Portfolio      Portfolio      Portfolio
                                             --------------  ------------  -------------  -------------  -------------
Operations
    Net investment income (loss)             $     (101,617) $     (2,697) $   4,561,966  $  12,403,936  $   3,679,364
    Net realized gain (loss) on investments         270,956          (325)    33,770,223             69     18,536,004
    Net change in unrealized appreciation
       (depreciation) on investments                674,943       (28,227)   (13,593,377)           (70)   (12,409,774)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    from operations                                 844,282       (31,249)    24,738,812     12,403,935      9,805,594
                                             --------------  ------------  -------------  -------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   11,508,905        54,987     76,979,670    337,643,558     52,206,684
    Surrenders and terminations                  (1,239,966)       (6,303)   (51,075,386)  (151,555,312)   (15,555,787)
    Transfers between portfolios                  9,724,890     3,248,060     34,180,698    177,248,824      5,322,514
    Net annuitization transactions                       --            --       (177,212)    (2,154,797)       (80,727)
    Policyholder charges (Note 3)                   (14,619)         (148)      (392,849)    (2,774,097)      (217,302)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
    contract transactions                        19,979,210     3,296,596     59,514,921    358,408,176     41,675,382
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets            20,823,492     3,265,347     84,253,733    370,812,111     51,480,976
Net assets beginning of period                    8,220,346            --    413,630,121    247,194,016    165,653,911
                                             --------------  ------------  -------------  -------------  -------------
Net assets end of period                     $   29,043,838  $  3,265,347  $ 497,883,854  $ 618,006,127  $ 217,134,887
-------------------------------------------  ==============  ============  =============  =============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              777,190            --     16,394,751     20,136,534      8,007,405
       Units Issued                               2,204,104       325,288      5,453,130     77,558,867      4,732,228
       Units Redeemed                              (365,995)         (677)    (3,365,648)   (48,798,180)    (2,842,340)
                                             --------------  ------------  -------------  -------------  -------------
Units Outstanding at December 31, 2007            2,615,299       324,611     18,482,233     48,897,221      9,897,293
                                             ==============  ============  =============  =============  =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                             Price Established    Price Mid-Cap    Price Value
                                              Growth Portfolio  Growth Portfolio    Portfolio
                                             -----------------  ----------------  -------------
Operations
    Net investment income (loss)             $      (2,410,371) $        573,334  $   2,355,321
    Net realized gain (loss) on investments         57,881,598        70,489,252     36,127,326
    Net change in unrealized appreciation
       (depreciation) on investments               (22,585,572)      (11,557,100)   (44,486,679)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets
    from operations                                 32,885,655        59,505,486     (6,004,032)
                                             -----------------  ----------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                      55,835,900        72,134,647     51,425,257
    Surrenders and terminations                    (63,457,116)      (52,346,138)   (34,907,068)
    Transfers between portfolios                   167,383,850        36,159,732     33,305,990
    Net annuitization transactions                    (219,229)         (188,861)       (20,071)
    Policyholder charges (Note 3)                     (507,552)         (470,166)      (391,160)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets from
    contract transactions                          159,035,853        55,289,214     49,412,948
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets              191,921,508       114,794,700     43,408,916

Net assets beginning of period                     366,621,487       395,853,561    323,912,532
                                             -----------------  ----------------  -------------
Net assets end of period                     $     558,542,995  $    510,648,261  $ 367,321,448
-------------------------------------------  =================  ================  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              13,352,032        11,279,876     20,028,033
       Units Issued                                  8,918,494         3,602,287      8,299,692
       Units Redeemed                               (3,700,329)       (2,606,919)    (5,390,041)
                                             -----------------  ----------------  -------------
Units Outstanding at December 31, 2007              18,570,197        12,275,244     22,937,684
                                             =================  ================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety-six (96) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (Continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                        CURRENT PORTFOLIO NAME                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund               JNL/Lazard Mid Cap Equity Fund              March 31,2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund             JNL/Lazard Small Cap Equity Fund            March 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund                    JNL/AIM Global Real Estate Fund             October 6, 2008
------------------------------------------------------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement  on  Financial  Accounting  Standards  ("SFAS")  No. 157,  "Fair Value
--------------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $5,503,908 and $4,031,655, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007, transfer fee charges were assessed in the amount of $33,073 and $13,285, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Policyholder Charges (Continued)
--------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $35,195,770 and $24,796,391, respectively.

      Optional Benefit Charges
      -------------------------

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.81%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Asset-based Charges (continued)
-------------------------------

      Optional Benefit Charges (continued)
      ------------------------------------

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $55,553,756 and $94,185,834 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/AIM Global Real Estate Fund                               $  184,747,652     $     110,636,274
JNL/AIM International Growth Fund                                 86,739,011            72,459,729
JNL/AIM Large Cap Growth Fund                                    101,120,025            82,457,410
JNL/AIM Small Cap Growth Fund                                     33,438,697            34,636,099
JNL/Capital Guardian Global Balanced Fund                        180,002,098            97,168,308
JNL/Capital Guardian Global Diversified Research Fund            134,606,279            88,000,928
JNL/Capital Guardian International Small Cap Fund                 37,581,799            14,057,326
JNL/Capital Guardian U.S. Growth Equity Fund                     107,952,963            57,636,805
JNL/Credit Suisse Global Natural Resources Fund                  386,508,809           305,741,443
JNL/Credit Suisse Long/Short Fund                                 51,720,195            17,005,948
JNL/Eagle Core Equity Fund                                        30,975,728            22,948,038
JNL/Eagle SmallCap Equity Fund                                    97,076,803            76,479,457
JNL/Franklin Templeton Founding Strategy Fund                    395,030,389           284,555,012
JNL/Franklin Templeton Global Growth Fund                         31,691,293            21,732,083
JNL/Franklin Templeton Income Fund                               183,161,163           127,289,646
JNL/Franklin Templeton Mutual Shares Fund                         56,193,486            33,045,009
JNL/Franklin Templeton Small Cap Value Fund                       76,076,469            42,675,023
JNL/Goldman Sachs Core Plus Bond Fund                            203,555,792           220,687,642
JNL/Goldman Sachs Emerging Markets Debt Fund                       9,488,782               800,961
JNL/Goldman Sachs Mid Cap Value Fund                              82,641,860            56,787,035
JNL/Goldman Sachs Short Duration Bond Fund                       152,444,148           120,750,079
JNL/JPMorgan International Value Fund                            193,270,685           185,075,122
JNL/JPMorgan MidCap Growth Fund                                   41,327,982            55,288,058
JNL/JPMorgan U.S. Government & Quality Bond Fund                 513,568,882           268,997,661
JNL/Lazard Emerging Markets Fund                                 268,423,450           200,065,381
JNL/Lazard Mid Cap Equity Fund                                    62,774,566            89,924,527
JNL/Lazard Small Cap Equity Fund                                  43,210,081            53,065,676
JNL/M&G Global Basics Fund                                           595,137                45,021
JNL/M&G Global Leaders Fund                                          692,714               362,451
JNL/MCM 10 x 10 Fund                                             111,775,503            35,937,750
JNL/MCM Bond Index Fund                                          212,196,742           196,993,017
JNL/MCM Enhanced S&P 500 Stock Index Fund                         49,828,094            52,666,599

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/MCM European 30 Fund                                      $      387,048     $          11,141
JNL/MCM Index 5 Fund                                              63,960,323            18,301,958
JNL/MCM International Index Fund                                 188,909,675           203,655,513
JNL/MCM Pacific Rim 30 Fund                                          470,803                16,561
JNL/MCM S&P 400 MidCap Index Fund                                146,670,830           157,952,929
JNL/MCM S&P 500 Index Fund                                       196,687,932           192,097,288
JNL/MCM Small Cap Index Fund                                     105,429,645           107,658,897
JNL/Oppenheimer Global Growth Fund                                68,530,127            62,686,164
JNL/PAM Asia ex-Japan Fund                                        22,032,579            13,796,108
JNL/PAM China-India Fund                                          83,980,519            43,950,679
JNL/PIMCO Real Return Fund                                       880,535,590           460,951,451
JNL/PIMCO Total Return Bond Fund                                 856,839,839           505,241,703
JNL/PPM America Core Equity Fund                                   6,896,970            17,593,892
JNL/PPM America High Yield Bond Fund                             190,720,839           198,152,028
JNL/PPM America Mid Cap Value Fund                                20,322,576            12,187,105
JNL/PPM America Small Cap Value Fund                              11,195,799             4,145,550
JNL/PPM America Value Equity Fund                                 40,918,610            40,102,369
JNL/Red Rocks Listed Private Equity Fund                          14,598,216               862,993
JNL/S&P 4 Fund                                                   396,765,832            87,748,141
JNL/S&P Competitive Advantage Fund                                62,338,228            31,708,494
JNL/S&P Disciplined Growth Fund                                   31,964,709            11,774,386
JNL/S&P Disciplined Moderate Fund                                 59,593,319            21,395,909
JNL/S&P Disciplined Moderate Growth Fund                          79,417,471            20,466,316
JNL/S&P Dividend Income & Growth Fund                             48,591,238            10,148,489
JNL/S&P Growth Retirement Strategy Fund                              221,202               143,434
JNL/S&P Intrinsic Value Fund                                      65,089,107            31,887,892
JNL/S&P Managed Aggressive Growth Fund                           152,120,892           177,548,973
JNL/S&P Managed Conservative Fund                                422,742,550           214,984,907
JNL/S&P Managed Growth Fund                                      369,654,359           355,190,414
JNL/S&P Managed Moderate Fund                                    420,562,802           223,009,588
JNL/S&P Managed Moderate Growth Fund                             431,656,203           359,082,318
JNL/S&P Moderate Growth Retirement Strategy Fund                     760,787              581,764

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                          JNL Series Trust (continued)
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/S&P Moderate Retirement Strategy Fund                     $    1,233,617     $          96,987
JNL/S&P Retirement 2015 Fund                                      50,411,814            30,133,000
JNL/S&P Retirement 2020 Fund                                       9,441,808             2,939,969
JNL/S&P Retirement 2025 Fund                                       6,580,573             2,214,878
JNL/S&P Retirement Income Fund                                    47,365,358            21,837,781
JNL/S&P Total Yield Fund                                          61,998,880            25,097,007

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/Select Balanced Fund                                      $  286,228,344     $     202,926,372
JNL/Select Money Market Fund                                   1,959,451,274         1,376,692,502
JNL/Select Value Fund                                            111,324,921            96,956,062
JNL/T.Rowe Price Established Growth Fund                         128,519,340           151,292,687
JNL/T.Rowe Price Mid-Cap Growth Fund                             221,156,640           181,428,618
JNL/T.Rowe Price Value Fund                                      130,654,960           115,914,094

--------------------------------------------------------------------------------
                              Jnl Variable Fund LLC
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM 25 Fund                                               $  161,547,393     $     268,552,233
JNL/MCM Communications Sector Fund                                41,134,526            65,464,244
JNL/MCM Consumer Brands Sector Fund                               35,451,293            19,704,785
JNL/MCM Dow SM 10 Fund                                           132,916,037           294,962,585
JNL/MCM Dow SM Dividend Fund                                     171,823,261           171,428,515
JNL/MCM Financial Sector Fund                                    139,658,835            58,915,122
JNL/MCM Global 15 Fund                                           257,231,539           489,575,023
JNL/MCM Healthcare Sector Fund                                   159,229,762           103,243,148
JNL/MCM JNL 5 Fund                                             1,732,625,434         1,478,723,369
JNL/MCM JNL Optimized 5 Fund                                     363,789,309           194,545,437

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM Nasdaq(R) 25 Fund                                     $   54,730,586     $      65,401,236
JNL/MCM NYSE(R) International 25 Fund                             89,477,788            56,559,050
JNL/MCM Oil & Gas Sector Fund                                    444,970,036           367,329,673
JNL/MCM S&P(R) 10 Fund                                           128,275,100           304,517,776
JNL/MCM S&P(R) 24 Fund                                            29,496,432            16,491,437
JNL/MCM S&P(R) SMid 60 Fund                                       56,226,296            31,140,446
JNL/MCM Select Small-Cap Fund                                    160,720,506           227,437,715
JNL/MCM Technology Sector Fund                                    90,903,594            92,707,984
JNL/MCM Value Line(R) 30 Fund                                    345,319,561           414,612,002
JNL/MCM VIP Fund                                                 198,055,545           131,476,405

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in additio to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                    JNL/Capital
                               JNL/AIM Global          JNL/AIM             JNL/AIM              JNL/AIM          Guardian Global
                                Real Estate         International          Large Cap            Small Cap            Balanced
                                Portfolio(a)      Growth Portfolio     Growth Portfolio     Growth Portfolio         Portfolio
                               --------------     ----------------     ----------------     ----------------     ---------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     7.610482     $       7.963090     $       7.456591     $       8.077700     $      7.353527
   Total Return *                      -38.05%              -43.20%              -39.96%              -41.81%             -31.00%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2007
   Unit Value                  $    12.284252     $      14.019714     $      12.418859     $      13.881145     $     10.657491
   Total Return *                      -18.12%                 5.54%               11.47%           -2.85%***               3.85%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2006
   Unit Value                  $    15.003152     $      13.283412     $      11.141032     $      12.952147     $     10.262688
   Total Return *                       31.43%               17.90%                3.90%               10.62%               6.60%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2005
   Unit Value                  $    11.415702     $      11.267140     $      10.722972     $      11.709139     $      9.626865
   Total Return *                        0.00%***             3.64%***             3.30%                4.75%               5.93%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2004
   Unit Value                             n/a     $      11.064433     $      10.380847     $      11.177826     $      9.087874
   Total Return *                         n/a                 9.87%***             4.65%***             2.35%***            6.75%***
   Ratio of Expenses **                   n/a                 3.45%                3.75%                3.45%               3.86%

                                 JNL/Capital       JNL/Capital                           JNL/Credit
                               Guardian Global       Guardian          JNL/Capital          Suisse              JNL/
                                  Diversified      International      Guardian U.S.     Global Natural     Credit Suisse
                                  Research           Small Cap        Growth Equity       Resources          Long/Short
                                  Portfolio        Portfolio(c)          Portfolio       Portfolio(b)       Portfolio(b)
                               ---------------     -------------     --------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     12.573178     $    4.376090     $    13.334545     $     6.307417     $    6.368322
   Total Return *                       -44.66%           -49.35%***         -42.86%            -52.24%***        -34.86%***
   Ratio of Expenses **                   3.86%             3.61%              3.41%             3.695%             3.06%
Period ended December 31, 2007
   Unit Value                  $     22.719950     $    9.848527     $    23.335999     $    13.428198     $   10.538002
   Total Return *                        16.05%            -1.51%***           6.03%         -3.84%***              3.69%***
   Ratio of Expenses **                   3.86%            2.845%              3.41%              3.61%             3.05%
Period ended December 31, 2006
   Unit Value                  $     19.577115               n/a     $    22.007930                n/a               n/a
   Total Return *                         9.03%              n/a               1.11%               n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2005
   Unit Value                  $     17.956055               n/a     $    21.766740                n/a               n/a
   Total Return *                       -1.94%               n/a               5.48%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2004
   Unit Value                  $     18.310425               n/a     $    21.933995                n/a               n/a
   Total Return *                         8.68%***           n/a               6.28%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.21%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                   JNL/Capital
                                JNL/AIM Global          JNL/AIM           JNL/AIM              JNL/AIM          Guardian Global
                                  Real Estate        International       Large Cap            Small Cap            Balanced
                                 Portfolio(a)      Growth Portfolio  Growth Portfolio     Growth Portfolio         Portfolio
                                --------------     ----------------  ----------------     ----------------      ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     8.405404     $      11.843487  $       9.083134     $       9.671897      $      9.423048
   Total Return *                       -36.34%              -41.52%           -38.28%              -40.33%              -29.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2007
   Unit Value                   $    13.204592     $      20.253728  $      14.717475     $      16.208684      $     13.271782
   Total Return *                       -15.86%                8.68%            14.59%               10.26%                6.88%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2006
   Unit Value                   $    15.693623     $      18.636415  $      12.843047     $      14.700524      $     12.417826
   Total Return *                        35.03%               21.37%             6.79%               13.35%                9.69%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2005
   Unit Value                   $    11.622681     $      15.355109  $      12.026701     $      12.968937      $     11.320907
   Total Return *                         8.19%***             9.59%             6.17%                7.34%                9.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      14.011462  $      11.327999     $      12.081613      $     10.386549
   Total Return *                          n/a                15.18%             7.15%***             3.13%***             6.66%***
   Ratio of Expenses **                    n/a                 1.00%             1.00%                1.00%                1.00%

                                  JNL/Capital         JNL/Capital                      JNL/Credit
                                Guardian Global        Guardian         JNL/Capital      Suisse               JNL/
                                 Diversified        International       Guardian U.S. Global Natural      Credit Suisse
                                   Research           Small Cap        Growth Equity   Resources            Long/Short
                                  Portfolio          Portfolio(c)         Portfolio    Portfolio(b)        Portfolio(b)
                                ---------------     -------------     --------------  --------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     18.319213     $    4.496055     $    18.523053  $     6.648895     $      6.630091
   Total Return *                        -43.11%           -25.74%***         -41.46%         -51.71%              -2.64%***
   Ratio of Expenses **                    1.10%             1.10%              1.00%           1.00%               1.00%
Period ended December 31, 2007
   Unit Value                   $     32.201914     $    9.860527     $    31.644131  $    13.767720     $     10.731355
   Total Return *                         19.32%***         -1.39%***           8.63%          14.25%***            6.45%***
   Ratio of Expenses **                    1.10%             1.25%              1.00%           1.00%               1.15%
Period ended December 31, 2006
   Unit Value                   $     26.987965               n/a     $    29.129267             n/a                 n/a
   Total Return *                         12.65%              n/a               3.57%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2005
   Unit Value                   $     23.956905               n/a     $    28.126118             n/a                 n/a
   Total Return *                          0.75%              n/a               3.63%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2004
   Unit Value                   $     23.778364               n/a     $    27.141128             n/a                 n/a
   Total Return *                         10.40%***           n/a              10.56%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/AIM       JNL/AIM                        JNL/Capital
                                JNL/AIM Global  International   Large Cap       JNL/AIM       Guardian Global
                                 Real Estate       Growth         Growth       Small Cap         Balanced
                                 Portfolio(a)     Portfolio     Portfolio  Growth Portfolio     Portfolio
                                --------------  ------------    --------   ----------------   ---------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $      112,539  $     108,750   $ 127,035  $         37,620   $       173,339
   Units Outstanding (in
     thousands)                         13,737         10,061      14,671             4,076            19,423
   Investment Income Ratio *              2.18%          0.42%       0.14%             0.00%             1.15%
Period ended December 31, 2007
   Net Assets (in thousands)    $      134,186  $     203,285   $ 193,899  $         69,218   $       183,983
   Units Outstanding (in
     thousands)                         10,355         10,936      13,729             4,448            14,528
   Investment Income Ratio *              2.77%          1.65%       0.57%             0.34%             2.54%
Period ended December 31, 2006
   Net Assets (in thousands)    $      151,821  $     132,458   $  89,484  $         47,863   $       151,521
   Units Outstanding (in
     thousands)                          9,795          7,662       7,210             3,368            12,674
   Investment Income Ratio *              1.51%          1.62%       0.02%             0.00%             0.93%
Period ended December 31, 2005
   Net Assets (in thousands)    $       23,177  $      88,044   $  77,265  $         45,043   $       118,850
   Units Outstanding (in
     thousands)                          2,005          6,119       6,605             3,570            10,813
   Investment Income Ratio *              0.00%          1.75%       0.04%             0.00%             0.01%
Period ended December 31, 2004
   Net Assets (in thousands)               n/a  $      78,422   $  63,173  $         39,024   $        97,768
   Units Outstanding (in
     thousands)                            n/a          5,920       5,689             3,293             9,610
   Investment Income Ratio *               n/a           1.27%       0.00%             0.00%             1.33%

                                                     JNL/Capital
                                    JNL/Capital        Guardian      JNL/Capital     JNL/Credit Suisse       JNL/
                                 Guardian Global    International    Guardian U.S.    Global Natural      Credit Suisse
                                    Diversified       Small Cap     Growth Equity       Resources         Long/Short
                                Research Portfolio  Portfolio(c)      Portfolio        Portfolio(b)       Portfolio(b)
                                ------------------  -------------   --------------   -----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $          120,056  $      15,040   $      123,760   $         175,643   $      40,233
   Units Outstanding (in
     thousands)                              7,531          3,365            7,729              26,783           6,154
   Investment Income Ratio *                  0.00%          0.25%            0.00%               0.06%           0.00%
Period ended December 31, 2007
   Net Assets (in thousands)    $          155,406  $       1,986   $      151,626   $         294,796   $      19,247
   Units Outstanding (in
     thousands)                              5,770            202            5,756              21,577           1,804
   Investment Income Ratio *                  0.71%          0.00%            0.00%               0.00%           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)    $          109,223            n/a   $      139,074                 n/a             n/a
   Units Outstanding (in
     thousands)                              5,042            n/a            5,847                 n/a             n/a
   Investment Income Ratio *                  0.30%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2005
   Net Assets (in thousands)    $          117,922            n/a   $      165,961                 n/a             n/a
   Units Outstanding (in
     thousands)                              6,149            n/a            7,241                 n/a             n/a
   Investment Income Ratio *                  0.50%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2004
   Net Assets (in thousands)    $          142,752            n/a   $      204,976                 n/a             n/a
   Units Outstanding (in
     thousands)                              7,517            n/a            9,239                 n/a             n/a
   Investment Income Ratio *                 0.00%            n/a            0.00%                 n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                              JNL/Franklin      JNL/Franklin
                                 JNL/Eagle         JNL/Eagle            JNL/Franklin            Templeton         Templeton
                                Core Equity     SmallCap Equity      Templeton Founding       Global Growth        Income
                                 Portfolio         Portfolio        Strategy Portfolio(c)      Portfolio(c)      Portfolio(b)
                                -----------     ---------------     ---------------------     -------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $  9.050892     $     11.575782     $            6.004356     $    5.567683     $    7.144350
    Total Return *                   -41.07%             -40.65%                   -34.77%***        -42.73%           -32.19%
    Ratio of Expenses **               3.40%               3.91%                     3.61%             3.61%             3.56%
Period ended December 31, 2007
    Unit Value                  $ 15.359991     $     19.503996     $            9.775729     $    9.721359     $   10.536430
    Total Return *                    -2.79%               7.77%                    -6.46%***         -5.91%***         -1.73%
    Ratio of Expenses **               3.40%               3.91%                     3.31%             3.61%             3.56%
Period ended December 31, 2006
    Unit Value                  $ 15.801623     $     18.097518                       n/a               n/a     $   10.722272
    Total Return *                     8.60%              15.49%                      n/a               n/a              4.10%***
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a              3.56%
Period ended December 31, 2005
    Unit Value                  $ 14.549938     $     15.669951                       n/a               n/a               n/a
    Total Return *                    -0.07%           -0.24%***                      n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a               n/a
Period ended December 31, 2004
    Unit Value                  $ 14.560445     $     16.580951                       n/a               n/a               n/a
    Total Return *                     8.80%***           14.09%***                   n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.40%                      n/a               n/a               n/a

                                                     JNL/Franklin          JNL/                                 JNL/
                                  JNL/Franklin         Templeton      Goldman Sachs      JNL/Goldman       Goldman Sachs
                                Templeton Mutual       Small Cap        Core Plus       Sachs Emerging        Mid Cap
                                     Shares             Value              Bond          Markets Debt          Value
                                  Portfolio(c)       Portfolio(a)        Portfolio       Portfolio(d)       Portfolio(a)
                                ----------------     ------------     -------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $       5.851107     $   7.061138     $   13.633944     $     9.615461     $    7.502931
    Total Return *                        -39.82%          -35.69%            -8.81%              5.28%***        -38.54%
    Ratio of Expenses **                   3.145%            3.91%             3.91%             2.845%             3.91%
Period ended December 31, 2007
    Unit Value                  $       9.723155     $  10.980404     $   14.950410                n/a     $   12.208730
    Total Return *                         -8.10%***        -9.76%             2.88%               n/a             -1.17%
    Ratio of Expenses **                   3.145%            3.91%             3.91%               n/a              3.91%
Period ended December 31, 2006
    Unit Value                               n/a     $  12.167333     $   14.532441                n/a     $   12.353358
    Total Return *                           n/a            13.21%             0.68%               n/a             11.30%
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2005
    Unit Value                               n/a     $  10.747716     $   14.434635                n/a     $   11.098693
    Total Return *                           n/a             0.89%***         -0.25%***            n/a             -0.85%***
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2004
    Unit Value                               n/a              n/a     $   14.997395                n/a               n/a
    Total Return *                           n/a              n/a              4.61%***            n/a               n/a
    Ratio of Expenses **                     n/a              n/a              3.65%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                            JNL/Franklin
                                 JNL/Eagle         JNL/Eagle         JNL/Franklin            Templeton           JNL/Franklin
                                Core Equity     SmallCap Equity   Templeton Founding       Global Growth           Templeton
                                 Portfolio         Portfolio     Strategy Portfolio(c)      Portfolio(c)     Income Portfolio(b)
                                -----------     ---------------  ---------------------     -------------     -------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $ 12.157618     $     16.556491  $            6.319163     $    5.847939     $          7.649488
    Total Return *                   -39.64%             -38.90%                -36.77%           -41.27%                 -30.44%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2007
    Unit Value                  $ 20.143014     $     27.096246  $            9.993973     $    9.957514     $         10.996249
    Total Return *                    -0.42%              10.97%                 -1.17%***          2.11%***                0.83%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2006
    Unit Value                  $ 20.228069     $     24.417432                    n/a               n/a     $         10.908218
    Total Return *                    11.23%              18.89%                   n/a               n/a               V   -0.02%***
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                    1.00%
Period ended December 31, 2005
    Unit Value                  $ 18.185242     $     20.537083                    n/a               n/a                     n/a
    Total Return *                     2.35%               1.50%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a
Period ended December 31, 2004
    Unit Value                  $ 17.767948     $     20.232962                    n/a               n/a                     n/a
    Total Return *                     3.82%***           17.62%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a

                                                     JNL/Franklin           JNL/
                                  JNL/Franklin         Templeton       Goldman Sachs    JNL/Goldman             JNL/
                                Templeton Mutual       Small Cap         Core Plus    Sachs Emerging        Goldman Sachs
                                     Shares              Value              Bond       Markets Debt            Mid Cap
                                  Portfolio(c)        Portfolio(a)        Portfolio    Portfolio(d)      Value Portfolio(a)
                                ----------------     -------------     -------------  --------------     ------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $       6.089773     $    7.855974     $   20.277549  $     9.655005     $         8.347706
    Total Return *                         -5.75%***        -33.79%            -6.12%          -3.14%***             -36.73%
    Ratio of Expenses **                    1.10%             1.00%             1.00%           1.10%                  1.00%
Period ended December 31, 2007
    Unit Value                  $       9.910412     $   11.866094     $   21.598776             n/a     $        13.193511
    Total Return *                         -0.79%***         -7.07%             5.94%            n/a                   1.94%***
    Ratio of Expenses **                    1.15%             1.00%             1.00%            n/a                   1.00%
Period ended December 31, 2006
    Unit Value                               n/a     $   12.769450     $   20.388598             n/a     $        12.942905
    Total Return *                           n/a              3.43%***          3.65%            n/a                  14.50%
    Ratio of Expenses **                     n/a              1.00%             1.00%            n/a                   1.15%
Period ended December 31, 2005
    Unit Value                               n/a     $   10.946232     $   19.671463             n/a     $        11.303526
    Total Return *                           n/a              7.60%***          1.60%            n/a                  10.14%***
    Ratio of Expenses **                     n/a              1.15%             1.00%            n/a                   1.15%
Period ended December 31, 2004
    Unit Value                               n/a               n/a     $   19.361240             n/a                    n/a
    Total Return *                           n/a               n/a              5.85%            n/a                    n/a
    Ratio of Expenses **                     n/a               n/a              1.00%            n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                                       JNL/Eagle      JNL/Eagle         JNL/Franklin         Templeton       JNL/Franklin
                                      Core Equity  SmallCap Equity   Templeton Founding    Global Growth       Templeton
                                       Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)   Income Portfolio(b)
                                      -----------  ---------------  ---------------------  -------------   -------------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $    37,396  $       107,791  $             552,970  $      34,780   $           214,040
    Units Outstanding (in thousands)        3,315            7,090                 88,674          6,013                28,474
    Investment Income Ratio *                2.61%            0.00%                  1.40%          0.02%                 0.09%
Period ended December 31, 2007
    Net Assets (in thousands)         $    70,254  $       159,201  $             762,485  $      47,195   $           252,304
    Units Outstanding (in thousands)        3,735            6,378                 76,812          4,766                23,215
    Investment Income Ratio *                1.88%            2.39%                  0.00%          1.28%                 4.81%
Period ended December 31, 2006
    Net Assets (in thousands)         $    78,068  $       104,070                    n/a            n/a   $            58,428
    Units Outstanding (in thousands)        4,109            4,595                    n/a            n/a                 5,381
    Investment Income Ratio *                0.02%            0.00%                   n/a            n/a                 5.07%
Period ended December 31, 2005
    Net Assets (in thousands)         $    80,193  $        80,053                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        4,663            4,181                    n/a            n/a                   n/a
    Investment Income Ratio *                0.87%            0.00%                   n/a            n/a                   n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $    84,921  $        92,613                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        5,023            4,880                    n/a            n/a                   n/a
    Investment Income Ratio *                0.74%            0.00%                   n/a            n/a                   n/a

                                                                                                                     JNL/
                                                              JNL/Franklin           JNL/          JNL/Goldman   Goldman Sachs
                                         JNL/Franklin           Templeton        Goldman Sachs   Sachs Emerging     Mid Cap
                                       Templeton Mutual         Small Cap          Core Plus      Markets Debt       Value
                                      Shares Portfolio(c)  Value Portfolio(a)   Bond Portfolio    Portfolio(d)   Portfolio(a)
                                      -------------------  ------------------   --------------   --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $            60,998  $           57,615   $      276,385   $        8,743  $      64,799
    Units Outstanding (in thousands)               10,133               7,519           14,923              906          7,952
    Investment Income Ratio *                        0.00%               1.19%            3.40%            0.00%          1.02%
Period ended December 31, 2007
    Net Assets (in thousands)         $            71,047  $           57,150   $      329,798              n/a  $      89,409
    Units Outstanding (in thousands)                7,206               4,912           16,644              n/a          6,902
    Investment Income Ratio *                        0.00%               2.81%            3.54%             n/a           2.42%
Period ended December 31, 2006
    Net Assets (in thousands)                         n/a  $           45,327   $      251,053              n/a  $      54,652
    Units Outstanding (in thousands)                  n/a               3,595           13,343              n/a          4,264
    Investment Income Ratio *                         n/a                1.38%            0.09%             n/a           2.41%
Period ended December 31, 2005
    Net Assets (in thousands)                         n/a  $           12,193   $      187,199              n/a  $      22,285
    Units Outstanding (in thousands)                  n/a               1,120           10,244              n/a          1,978
    Investment Income Ratio *                         n/a                0.00%            5.94%             n/a           0.00%
Period ended December 31, 2004
    Net Assets (in thousands)                         n/a                 n/a   $      127,610              n/a            n/a
    Units Outstanding (in thousands)                  n/a                 n/a            7,004              n/a            n/a
    Investment Income Ratio *                         n/a                 n/a             4.77%             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                    JNL/JPMorgan
                                  Goldman Sachs        JNL/JPMorgan        JNL/JPMorgan     U.S. Government        JNL/Lazard
                                  Short Duration       International      MidCap Growth      & Quality Bond     Emerging Markets
                                Bond Portfolio(a)     Value Portfolio       Portfolio          Portfolio          Portfolio(a)
                                -----------------     ---------------     -------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                   $        9.327447     $      7.331489     $   10.484843     $     12.808585     $       6.571545
   Total Return *                           -8.94%             -46.62%           -46.41%               2.61%              -51.82%
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2007
   Unit Value                   $       10.243295     $     13.734935     $   19.566550     $     12.482587     $      13.639504
   Total Return *                            0.45%***            7.66%             4.11%               2.45%               -2.44%***
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2006
   Unit Value                   $       10.109623     $     12.758163     $   18.793604     $     12.184558     $      10.747873
   Total Return *                            0.37%***           26.93%             8.10%              -0.54%               11.69%***
   Ratio of Expenses **                      2.96%               3.91%             3.61%               3.75%                3.36%
Period ended December 31, 2005
   Unit Value                                 n/a     $     10.051067     $   17.386172     $     12.250484                  n/a
   Total Return *                             n/a                4.81%***          2.41%***           -1.40%                 n/a
   Ratio of Expenses **                       n/a                3.91%             3.61%               3.75%                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a     $      8.911939     $   17.242370     $     12.424813                  n/a
   Total Return *                             n/a               16.07%***          8.76%***            1.62%***              n/a
   Ratio of Expenses **                       n/a                3.75%             3.45%               3.75%                 n/a

                                    JNL/Lazard           JNL/Lazard           JNL/M&G            JNL/M&G          JNL/MCM
                                      Mid Cap            Small Cap         Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio      Portfolio(c)      Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------     -------------     --------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $       9.420260     $       7.701860     $    8.374701     $     8.306746     $   6.000234
   Total Return *                          -41.18%              -40.69%            12.01%***           6.85%***       -38.22%
   Ratio of Expenses **                     3.695%                3.51%            2.295%              2.56%           3.145%
Period ended December 31, 2007
   Unit Value                    $      16.014550     $      12.986859               n/a                n/a     $   9.712781
   Total Return *                           -6.16%              -10.04%              n/a                n/a            -2.81%***
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a           3.145%
Period ended December 31, 2006
   Unit Value                    $      17.065782     $      14.436122               n/a                n/a              n/a
   Total Return *                            7.85%***             6.54%***           n/a                n/a              n/a
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      15.559998     $      12.861470               n/a                n/a              n/a
   Total Return *                            4.96%                1.11%              n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      14.824692     $      12.720310               n/a                n/a              n/a
   Total Return *                           10.40%***             8.52%***           n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                               JNL/JPMorgan
                                   Goldman Sachs        JNL/JPMorgan     JNL/JPMorgan    U.S. Government        JNL/Lazard
                                  Short Duration        International    MidCap Growth    & Quality Bond     Emerging Markets
                                 Bond Portfolio(a)     Value Portfolio     Portfolio        Portfolio          Portfolio(a)
                                 -----------------     ---------------   -------------   ---------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $        9.893602     $     10.050436   $   14.968151   $     18.637360     $       7.045604
   Total Return *                            -1.77%***          -45.05%         -45.00%             5.47%              -50.55%
   Ratio of Expenses **                       1.00%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2007
   Unit Value                    $       10.610338     $     18.288854   $   27.213447   $     17.670275     $      14.246633
   Total Return *                             3.67%              10.85%           6.88%             5.32%               24.60%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2006
   Unit Value                    $       10.235082     $     16.498809   $   25.461414   $     16.777961     $      10.910134
   Total Return *                            -0.12%***           30.67%          10.94%             2.23%               19.04%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.10%
Period ended December 31, 2005
   Unit Value                                  n/a     $     12.626277   $   22.949895   $     16.412388                  n/a
   Total Return *                              n/a               17.39%           5.11%             1.34%                 n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a
Period ended December 31, 2004
   Unit Value                                  n/a     $     10.755922   $   21.834409   $     16.195599                  n/a
   Total Return *                              n/a               21.32%          16.82%             3.04%***              n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a

                                    JNL/Lazard           JNL/Lazard         JNL/M&G           JNL/M&G           JNL/MCM
                                      Mid Cap             Small Cap      Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio   Portfolio(c)       Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------   -------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      12.616145     $      10.110605   $    8.400224     $     8.337377     $   6.208784
   Total Return *                          -39.57%              -39.19%          -5.59%***          -4.47%***       -35.78%***
   Ratio of Expenses **                      1.00%                1.00%           1.00%              1.00%            1.10%
Period ended December 31, 2007
   Unit Value                    $      20.877235     $      16.625624             n/a                n/a     $   9.843719
   Total Return *                           -3.58%               -7.74%            n/a                n/a            -4.92%***
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a             1.15%
Period ended December 31, 2006
   Unit Value                    $      21.652882     $      18.020082             n/a                n/a              n/a
   Total Return *                           13.42%               15.64%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      19.090166     $      15.583063             n/a                n/a              n/a
   Total Return *                           10.69%***             3.61%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      17.540416     $      15.040034             n/a                n/a              n/a
   Total Return *                           23.29%               14.23%            n/a                n/a              n/a
   Ratio of Expenses **                      1.15%                1.00%            n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/                                            JNL/JPMorgan
                                        Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government       JNL/Lazard
                                        Short Duration     International    MidCap Growth   & Quality Bond     Emerging Markets
                                      Bond Portfolio(a)   Value Portfolio     Portfolio        Portfolio         Portfolio(a)
                                      -----------------   ---------------   -------------   ---------------    ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $          87,244   $       187,536   $      64,780   $       448,360    $        148,734
   Units Outstanding (in thousands)               8,978            19,656           5,353            26,520              21,505
   Investment Income Ratio *                       4.21%             1.94%           0.00%             2.87%               0.66%
Period ended December 31, 2007
   Net Assets (in thousands)          $          65,966   $       396,407   $     133,042   $       190,859    $        243,760
   Units Outstanding (in thousands)               6,283            22,558           6,122            11,779              17,321
   Investment Income Ratio *                       3.89%             5.66%           0.00%             3.79%               0.26%
Period ended December 31, 2006
   Net Assets (in thousands)          $          25,837   $       293,190   $     112,750   $       167,521    $         30,065
   Units Outstanding (in thousands)               2,534            18,030           5,729            10,828               2,766
   Investment Income Ratio *                       0.00%             2.37%           0.00%             0.00%               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                        n/a   $       116,828   $     120,214   $       168,504                 n/a
   Units Outstanding (in thousands)                 n/a             9,007           6,834            11,098                 n/a
   Investment Income Ratio *                        n/a              0.45%           0.27%             3.73%                 n/a
Period ended December 31, 2004
   Net Assets (in thousands)                        n/a   $        72,980   $     136,152   $       166,536                 n/a
   Units Outstanding (in thousands)                 n/a             6,276           8,176            11,036                 n/a
   Investment Income Ratio *                        n/a              1.42%           0.00%             4.24%                 n/a

                                         JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G         JNL/MCM
                                          Mid Cap           Small Cap       Global Basics   Global Leaders     10 x 10
                                      Equity Portfolio   Equity Portfolio    Portfolio(c)    Portfolio(c)    Portfolio(b)
                                      ----------------   ----------------   -------------   --------------   ------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        110,321   $         60,108   $         552   $          366   $     88,276
   Units Outstanding (in thousands)              9,536              6,377              66               44         14,348
   Investment Income Ratio *                      1.22%              0.00%           0.00%            0.17%          1.18%
Period ended December 31, 2007
   Net Assets (in thousands)          $        214,652   $        111,168             n/a              n/a   $     50,864
   Units Outstanding (in thousands)             11,206              7,130             n/a              n/a          5,188
   Investment Income Ratio *                      5.52%              3.78%            n/a              n/a           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $        185,662   $        127,361             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,361              7,493             n/a              n/a            n/a
   Investment Income Ratio *                      2.84%              9.21%            n/a              n/a            n/a
Period ended December 31, 2005
   Net Assets (in thousands)          $        162,241   $        121,325             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,282              8,217             n/a              n/a            n/a
   Investment Income Ratio *                     10.23%              5.37%            n/a              n/a            n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $        133,657   $        112,999             n/a              n/a            n/a
   Units Outstanding (in thousands)              8,272              7,838             n/a              n/a            n/a
   Investment Income Ratio *                      0.18%              0.05%            n/a              n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                        JNL/MCM            JNL/MCM              JNL/MCM                JNL/MCM
                                    JNL/MCM           Bond Index        Communications       Consumer Brands            Dow 10
                                  25 Portfolio         Portfolio       Sector Portfolio      Sector Portfolio         Portfolio
                                  ------------       ------------      ----------------      ----------------       ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.083724       $  10.278779      $       2.998232      $       5.890476       $   4.740586
   Total Return *                       -37.77%             -0.28%               -41.84%               -33.70%            -48.14%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2007
   Unit Value                     $   9.775965       $  10.307274      $       5.154877      $       8.884283       $   9.141905
   Total Return *                        -6.66%              2.31%                 0.49%               -11.10%             -2.96%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2006
   Unit Value                     $  10.473370       $  10.074061      $       5.129986      $       9.994079       $   9.420741
   Total Return *                         7.84%             -0.32%                15.15%***              9.48%             24.49%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2005
   Unit Value                     $   9.711698       $  10.106316      $       4.041766      $       9.128653       $   7.567178
   Total Return *                        -6.73%             -0.30%***             -2.22%                -3.04%***          -9.36%
   Ratio of Expenses **                   4.00%              3.91%                 3.21%                 3.56%              4.00%
Period ended December 31, 2004
   Unit Value                     $  10.411974       $  10.322773      $       4.133508      $       9.884514       $   8.348810
   Total Return *                        11.69%***           0.53%***             11.05%***              6.32%***           7.70%***
   Ratio of Expenses **                   4.00%             3.895%                 3.21%                 3.21%              4.00%

                                                      JNL/MCM
                                    JNL/MCM           Enhanced           JNL/MCM             JNL/MCM             JNL/MCM
                                  Dow Dividend      S&P 500 Stock      European 30          Financial           Global 15
                                  Portfolio(a)     Index Portfolio     Portfolio(b)      Sector Portfolio       Portfolio
                                  ------------     ---------------     ------------      ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   4.910643     $      4.909712     $   8.579682      $       4.785452     $   7.709450
   Total Return *                       -42.83%***          -40.13%           -9.36%***            -52.39%          -50.53%
   Ratio of Expenses **                   3.61%               3.80%           2.295%                 3.61%            4.00%
Period ended December 31, 2007
   Unit Value                     $  10.068067     $      8.200194              n/a      $      10.052315     $  15.585405
   Total Return *                       -13.16%              -0.13%             n/a                -20.31%            6.74%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2006
   Unit Value                     $  11.593769     $      8.210535              n/a      $      12.613960     $  14.601799
   Total Return *                         2.15%***           12.49%             n/a                 14.49%           34.63%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2005
   Unit Value                              n/a     $      7.298669              n/a      $      11.017663     $  10.845521
   Total Return *                          n/a                0.37%             n/a                  7.04%***         5.88%
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      7.272051              n/a      $      11.007919     $  10.243321
   Total Return *                          n/a                4.45%***          n/a                  7.90%***        21.26%***
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.21%            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/MCM           JNL/MCM               JNL/MCM             JNL/MCM
                                    JNL/MCM       Bond Index       Communications       Consumer Brands         Dow 10
                                  25 Portfolio     Portfolio      Sector Portfolio      Sector Portfolio       Portfolio
                                  ------------   ------------     ----------------      ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $   8.088140   $  12.587951     $       3.879092      $       7.513185     $   6.302564
   Total Return *                       -35.87%          2.66%              -40.24%               -31.98%          -46.57%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2007
   Unit Value                     $  12.612726   $  12.261238     $       6.491019      $      11.045267     $  11.794827
   Total Return *                        -3.80%          5.36%                3.26%***             -8.79%            0.01%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                     $  13.110972   $  11.637195     $       6.286020      $      12.109280     $  11.793390
   Total Return *                        11.12%          2.62%               35.64%                12.31%           28.28%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2005
   Unit Value                     $  11.799121   $  11.340550     $       4.634201      $      10.781848     $   9.193764
   Total Return *                        -3.89%          0.84%               -0.14%                -0.10%***         6.61%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2004
   Unit Value                     $  12.277074   $  11.246377     $       4.640711      $      11.068600     $   9.844389
   Total Return *                        20.69%          1.04%***            -0.23%***              8.83%            1.84%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.15%            1.00%

                                                       JNL/MCM
                                      JNL/MCM          Enhanced        JNL/MCM             JNL/MCM             JNL/MCM
                                   Dow Dividend      S&P 500 Stock    European 30          Financial          Global 15
                                   Portfolio(a)     Index Portfolio   Portfolio(b)     Sector Portfolio       Portfolio
                                   ------------     ---------------   ------------     ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                      $   5.304558     $      6.429082   $   8.602749     $       6.132779     $  10.249580
   Total Return *                        -49.87%             -38.43%         -7.01%***           -51.14%          -49.03%
   Ratio of Expenses **                    1.00%               1.00%          1.15%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                      $  10.581265     $     10.441324            n/a     $      12.550628     $  20.108100
   Total Return *                        -10.83%***            2.73%           n/a               -18.19%***        10.01%
   Ratio of Expenses **                    1.00%               1.00%           n/a                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                      $  11.865620     $     10.164248            n/a     $      15.340976     $  18.279250
   Total Return *                         18.66%***           15.68%           n/a                18.64%           38.72%
   Ratio of Expenses **                    1.10%               1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2005
   Unit Value                               n/a     $      8.786572            n/a     $      12.930662     $  13.176756
   Total Return *                           n/a                3.21%           n/a                 4.90%            9.09%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2004
   Unit Value                               n/a     $      8.513429            n/a     $      12.326584     $  12.078281
   Total Return *                           n/a               10.16%           n/a                12.19%           26.84%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM         JNL/MCM             JNL/MCM        JNL/MCM
                                        JNL/MCM      Bond Index    Communications     Consumer Brands    Dow 10
                                      25 Portfolio   Portfolio    Sector Portfolio   Sector Portfolio   Portfolio
                                      ------------   ----------   ----------------   ----------------   ---------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $   326,726   $  314,498   $       27,618     $         22,306   $ 335,675
   Units Outstanding (in thousands)         42,986       26,242            7,623                3,172      56,632
   Investment Income Ratio *                  3.13%        4.39%            4.39%                0.34%       0.00%
Period ended December 31, 2007
   Net Assets (in thousands)           $   689,744   $  303,352   $       82,006     $         17,959   $ 815,547
   Units Outstanding (in thousands)         57,881       25,866           13,425                1,719      73,139
   Investment Income Ratio *                  1.64%        4.40%            4.21%                0.49%       0.00%
Period ended December 31, 2006
   Net Assets (in thousands)           $   707,449   $  231,059   $       53,066     $         22,722   $ 848,141
   Units Outstanding (in thousands)         56,752       20,619            8,876                1,967      75,604
   Investment Income Ratio *                  0.00%        2.20%            2.29%                0.22%       0.00%
Period ended December 31, 2005
   Net Assets (in thousands)           $   547,728   $  169,206   $       12,982     $         17,930   $ 547,103
   Units Outstanding (in thousands)         48,527       15,411            2,866                1,727      62,187
   Investment Income Ratio *                  0.00%        2.91%            9.45%                1.73%       0.00%
Period ended December 31, 2004
   Net Assets (in thousands)           $   411,612   $  111,204   $       16,654     $         14,748   $ 429,753
   Units Outstanding (in thousands)         34,713       10,126            3,666                1,356      45,137
   Investment Income Ratio *                  0.00%        0.39%            0.01%                0.00%       0.00%

                                                         JNL/MCM
                                        JNL/MCM         Enhanced         JNL/MCM          JNL/MCM          JNL/MCM
                                      Dow Dividend    S&P 500 Stock    European 30       Financial        Global 15
                                      Portfolio(a)   Index Portfolio   Portfolio(b)   Sector Portfolio    Portfolio
                                      ------------   ---------------   ------------   ----------------   -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $    187,965   $        42,727   $        393   $         72,120   $   523,597
   Units Outstanding (in thousands)         36,151             6,841             46             12,618        54,392
   Investment Income Ratio *                  0.45%             1.56%          0.76%              1.76%         0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $    381,088   $        79,149            n/a   $         51,640   $ 1,308,355
   Units Outstanding (in thousands)         36,492             7,793            n/a              4,371        68,945
   Investment Income Ratio *                  0.00%             1.59%           n/a               1.53%         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $    278,475   $        66,622            n/a   $         66,020   $ 1,120,821
   Units Outstanding (in thousands)         23,593             6,531            n/a              4,511        64,547
   Investment Income Ratio *                  0.00%             6.96%           n/a               1.37%         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $        51,576            n/a   $         37,388   $   639,572
   Units Outstanding (in thousands)            n/a             5,773            n/a              2,987        50,759
   Investment Income Ratio *                   n/a             5.94%            n/a               1.82%         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $        58,425            n/a   $         28,505   $   395,535
   Units Outstanding (in thousands)            n/a             6,653            n/a              2,369        33,886
   Investment Income Ratio *                   n/a             0.36%            n/a               0.07%         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     Healthcare           Index 5        International         JNL 5         JNL Optimized
                                  Sector Portfolio     Portfolio(c)     Index Portfolio     Portfolio(a)     5 Portfolio(b)
                                  ----------------     ------------     ---------------     ------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $       7.859728     $   6.641190     $      9.690621     $   7.171980     $     6.012211
   Total Return *                           -25.89%          -29.78%***          -45.10%          -44.62%            -48.04%
   Ratio of Expenses **                       3.56%            3.26%              3.895%           3.695%             3.695%
Period ended December 31, 2007
   Unit Value                     $      10.605473     $   9.793444     $     17.652756     $  12.950761     $    11.569752
   Total Return *                             3.78%           -4.03%***            6.15%           -2.26%             13.27%***
   Ratio of Expenses **                       3.56%            3.11%              3.895%           3.695%             3.695%
Period ended December 31, 2006
   Unit Value                     $      10.218724              n/a     $     16.629925     $  13.250811     $    10.602318
   Total Return *                             2.56%             n/a               20.79%           14.52%             12.32%***
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%              3.26%
Period ended December 31, 2005
   Unit Value                     $       9.963495              n/a     $     13.767148     $  11.570828                n/a
   Total Return *                             5.18%***          n/a                8.99%            7.65%** *           n/a
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%               n/a
Period ended December 31, 2004
   Unit Value                     $       9.693345              n/a     $     12.631192     $  10.865550                n/a
   Total Return *                            -0.43%***          n/a               12.88%***         3.95%** *           n/a
   Ratio of Expenses **                       3.41%             n/a               3.895%           3.095%               n/a

                                     JNL/MCM            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM
                                    Nasdaq 25      NYSE International        Oil & Gas         Pacific Rim 30       S&P 10
                                  Portfolio(a)      25 Portfolio(c)       Sector Portfolio       Portfolio(d)      Portfolio
                                  ------------     ------------------     ----------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.734775     $         5.970626     $      18.046281     $     9.546820     $   5.609372
   Total Return *                       -43.59%                -47.72%              -40.25%             12.07%***      -51.61%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%              2.36%           4.00%
Period ended December 31, 2007
   Unit Value                     $  11.938104     $        11.419846     $      30.200568                n/a     $ 11.591185
   Total Return *                        14.83%                  9.11%***            30.07%               n/a            0.89%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%               n/a            4.00%
Period ended December 31, 2006
   Unit Value                     $  10.396119                    n/a     $      23.218669                n/a     $ 11.488758
   Total Return *                         1.04%                   n/a                16.17%               n/a            0.57%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2005
   Unit Value                     $  10.289532                    n/a     $      19.986224                n/a     $ 11.424088
   Total Return *                         1.68%***                n/a                -7.10%***            n/a           31.89%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2004
   Unit Value                     $  10.787801                    n/a     $      15.647043                n/a     $  8.661826
   Total Return *                         1.94%***                n/a                15.27%***            n/a           15.39%***
   Ratio of Expenses **                   3.15%                   n/a                 3.41%               n/a            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                      JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                     Healthcare           Index 5         International        JNL 5         JNL Optimized
                                  Sector Portfolio      Portfolio(c)     Index Portfolio   Portfolio(a)     5 Portfolio(b)
                                 -----------------     -------------     ---------------  -------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $       10.024957     $    6.885272     $     11.853967   $   8.040449     $      6.460537
   Total Return *                           -23.97%           -28.18%***          -43.49%        -43.11%             -46.62%
   Ratio of Expenses **                       1.00%             1.10%               1.00%          1.00%               1.00%
Period ended December 31, 2007
   Unit Value                    $       13.185167     $    9.923123     $     20.977377   $  14.132910     $     12.101901
   Total Return *                             6.49%             1.36%***            9.29%          0.42%               2.26%***
   Ratio of Expenses **                       1.00%             1.15%               1.00%          1.00%               1.00%
Period ended December 31, 2006
   Unit Value                    $       12.381483               n/a     $     19.194913   $  14.073753     $     10.751698
   Total Return *                             5.21%              n/a               24.33%         17.64%               7.09%***
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%               1.15%
Period ended December 31, 2005
   Unit Value                    $       11.767904               n/a     $     15.438331   $  11.963532                 n/a
   Total Return *                             8.74%***           n/a               12.19%         -0.31%***             n/a
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%                n/a
Period ended December 31, 2004
   Unit Value                    $       10.984570               n/a     $     13.761360   $  10.917908                 n/a
   Total Return *                             0.67%***           n/a               18.30%          2.51%***             n/a
   Ratio of Expenses **                       1.10%              n/a                1.00%          1.10%                n/a

                                   JNL/MCM             JNL/MCM               JNL/MCM                JNL/MCM          JNL/MCM
                                  Nasdaq 25       NYSE International        Oil & Gas           Pacific Rim 30        S&P 10
                                 Portfolio(a)       25 Portfolio(c)      Sector Portfolio        Portfolio(d)       Portfolio
                                 ------------     ------------------     -----------------      --------------     -------------
LOWEST EXPENSE RATIO
Period ended December 31, 2008
   Unit Value                    $   7.523099     $         6.210757     $       23.795171      $     9.573796     $    7.457573
   Total Return *                      -26.43%***             -40.36%***            -38.48%               0.87%***        -50.13%
   Ratio of Expenses **                  1.00%                  1.00%                 1.00%               1.15%             1.00%
Period ended December 31, 2007
   Unit Value                    $  12.949952     $        11.594407     $       38.679651                 n/a     $   14.954809
   Total Return *                       17.77%                 12.01%***             33.93%                n/a              3.98%
   Ratio of Expenses **                  1.10%                  1.10%                 1.00%                n/a              1.00%
Period ended December 31, 2006
   Unit Value                    $  10.996216                    n/a     $       28.880108                 n/a     $   14.382183
   Total Return *                        3.60%                   n/a                 19.59%                n/a              3.62%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2005
   Unit Value                    $  10.614405                    n/a     $       24.148719                 n/a     $   13.879669
   Total Return *                       -2.09%                   n/a                 35.51%***             n/a             35.89%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2004
   Unit Value                    $  10.841214                    n/a     $       17.733168                 n/a     $   10.213546
   Total Return *                       -0.85%***                n/a                 -0.66%***             n/a             16.50%
   Ratio of Expenses **                  1.10%                   n/a                  1.10%                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/MCM              JNL/MCM           JNL/MCM            JNL/MCM         JNL/MCM
                                         Healthcare            Index 5        International          JNL 5       JNL Optimized
                                      Sector Portfolio      Portfolio(c)     Index Portfolio     Portfolio(a)   5 Portfolio(b)
                                      ----------------    ----------------   ---------------    -------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        118,315    $         56,123   $       296,336    $   2,750,040   $      288,762
   Units Outstanding (in thousands)             12,595               8,223            26,077          351,715           45,495
   Investment Income Ratio *                      0.82%               1.35%             2.07%            2.19%            0.01%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,519    $         27,920   $       554,883    $   5,208,867   $      375,799
   Units Outstanding (in thousands)              8,577               2,824            27,401          376,758           31,420
   Investment Income Ratio *                      0.80%               0.00%             2.83%            2.12%            3.74%
Period ended December 31, 2006
   Net Assets (in thousands)          $         80,719                 n/a   $       457,401    $   3,510,402   $       83,942
   Units Outstanding (in thousands)              6,873                 n/a            24,461          253,347            7,834
   Investment Income Ratio *                      0.58%                n/a              3.16%            0.43%            0.85%
Period ended December 31, 2005
   Net Assets (in thousands)          $         73,969                 n/a   $       270,319    $   1,178,139              n/a
   Units Outstanding (in thousands)              6,571                 n/a            17,823           99,440              n/a
   Investment Income Ratio *                      0.84%                n/a              2.95%            0.05%             n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $         39,865                 n/a   $       162,270    $      81,383              n/a
   Units Outstanding (in thousands)              3,742                 n/a            11,867            7,460              n/a
   Investment Income Ratio *                      0.00%                n/a              0.13%            0.60%             n/a

                                          JNL/MCM              JNL/MCM             JNL/MCM            JNL/MCM        JNL/MCM
                                         Nasdaq 25         NYSE International      Oil & Gas       Pacific Rim 30     S&P 10
                                        Portfolio(a)        25 Portfolio(c)     Sector Portfolio    Portfolio(d)    Portfolio
                                      ----------------    -------------------   ----------------   --------------   ----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $         52,148    $            50,700   $        303,559   $          489   $  319,741
   Units Outstanding (in thousands)              7,151                  8,265             13,755               51       45,660
   Investment Income Ratio *                      0.02%                  0.01%              0.56%            0.00%        0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,385    $            63,561   $        443,808              n/a   $  833,493
   Units Outstanding (in thousands)              8,393                  5,504             12,229              n/a       58,973
   Investment Income Ratio *                      0.00%                  6.89%              1.09%             n/a         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $         65,396                    n/a   $        282,036              n/a   $  803,247
   Units Outstanding (in thousands)              6,035                    n/a             10,353              n/a       58,733
   Investment Income Ratio *                      0.00%                   n/a               1.23%             n/a         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)          $         42,128                    n/a   $        173,953              n/a   $  694,989
   Units Outstanding (in thousands)              4,002                    n/a              7,593              n/a       52,332
   Investment Income Ratio *                      0.00%                   n/a               2.75%             n/a         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $          9,084                    n/a   $         52,129              n/a   $  361,642
   Units Outstanding (in thousands)                838                    n/a              3,035              n/a       36,652
   Investment Income Ratio *                      0.00%                   n/a               0.00%             n/a         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                   JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM              JNL/MCM
                                    S&P 24        S&P 400 MidCap          S&P 500            S&P SMid         Select Small-Cap
                                 Portfolio(b)     Index Portfolio     Index Portfolio     60 Portfolio(c)         Portfolio
                                 ------------     ---------------     ---------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $   6.831992     $      8.422212     $      6.564522     $      5.911605     $       8.735721
   Total Return *                       -5.28%***          -39.97%             -40.02%             -32.38%              -42.41%
   Ratio of Expenses **                  3.26%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2007
   Unit Value                    $  10.513577     $     14.029655     $     10.945285     $      8.742381     $      15.168172
   Total Return *                       -1.17%***            3.32%               0.87%              -1.08%***          -13.98%
   Ratio of Expenses **                 3.145%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2006
   Unit Value                    $  10.104177     $     13.578314     $     10.850789                 n/a     $      17.633309
   Total Return *                        0.00%               5.51%              10.69%                n/a                 5.20%
   Ratio of Expenses **                 2.895%              3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2005
   Unit Value                             n/a     $     12.869369     $      9.802793                 n/a     $      16.761938
   Total Return *                         n/a                7.71%               0.40%                n/a                 4.66%
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2004
   Unit Value                             n/a     $     11.947627     $      9.763928                 n/a     $      16.015281
   Total Return *                         n/a                8.47%***            5.24%***             n/a                 4.35%***
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%

                                                                                                                     JNL/
                                     JNL/MCM             JNL/MCM             JNL/MCM                              Oppenheimer
                                    Small Cap           Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio     Sector Portfolio      Portfolio(a)     VIP Portfolio(a)       Portfolio
                                 ---------------     ----------------     -------------     ----------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $      8.172661     $       3.163917     $    8.429241     $       7.473857     $    7.568122
   Total Return *                         -37.41%              -45.48%           -49.35%              -44.76%           -42.96%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2007
   Unit Value                    $     13.058461     $       5.803200     $   16.642550     $      13.529815     $   13.268141
   Total Return *                          -5.87%               10.37%            15.13%                6.91%             2.54%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2006
   Unit Value                    $     13.872382     $       5.258183     $   14.455154     $      12.655538     $   12.940106
   Total Return *                          13.01%                5.38%            -6.36%***             8.31%            12.82%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2005
   Unit Value                    $     12.275325     $       4.989541     $   15.224490     $      11.684904     $   11.469210
   Total Return *                           0.25%                0.00%***         18.82%***             8.42%***          5.39%***
   Ratio of Expenses **                    3.895%                3.71%             3.61%                3.51%             3.61%
Period ended December 31, 2004
   Unit Value                    $     12.244585     $       5.197926     $   11.381625     $      11.031481     $   10.553022
   Total Return *                           9.54%***             1.14%***          2.50%***             2.75%***         13.03%***
   Ratio of Expenses **                    3.895%                3.21%             3.21%                3.21%             3.41%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM               JNL/MCM
                                     S&P 24        S&P 400 MidCap         S&P 500           S&P SMid          Select Small-Cap
                                  Portfolio(b)     Index Portfolio    Index Portfolio    60 Portfolio(c)          Portfolio
                                 -------------     ---------------    ---------------    ---------------      ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $    7.257030     $     10.302385    $      8.029980    $      6.127313      $      11.614036
   Total Return *                       -22.00%***          -38.21%            -38.26%            -25.70%***            -40.65%
   Ratio of Expenses **                   1.00%               1.00%              1.00%              1.00%                 1.00%
Period ended December 31, 2007
   Unit Value                    $   10.878501     $     16.671900    $     13.006640    $      8.863185      $      19.569867
   Total Return *                         6.39%               6.38%              3.85%            -13.45%***            -11.35%
   Ratio of Expenses **                   1.10%               1.00%              1.00%              1.10%                 1.00%
Period ended December 31, 2006
   Unit Value                    $   10.225154     $     15.672619    $     12.524398                n/a      $      22.074332
   Total Return *                         2.25%***            8.60%             13.93%               n/a                  8.39%
   Ratio of Expenses **                   1.10%               1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2005
   Unit Value                              n/a     $     14.431578    $     10.992756                n/a      $      20.364977
   Total Return *                          n/a               10.87%              3.34%               n/a                  7.84%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $     13.016647    $     10.637567                n/a      $      18.884179
   Total Return *                          n/a               14.63%              8.97%               n/a                 11.46%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%

                                                                                                                    JNL/
                                     JNL/MCM            JNL/MCM            JNL/MCM                              Oppenheimer
                                    Small Cap         Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio   Sector Portfolio      Portfolio(a)     VIP Portfolio(a)        Portfolio
                                 ---------------   ----------------     -------------     ----------------     -------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      9.997206   $       4.093468     $    9.450010     $       8.313699     $    9.246087
   Total Return *                         -35.58%            -43.98%           -47.97%              -39.16%***        -41.45%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                    $     15.517913   $       7.307406     $   18.161781     $      14.629951     $   15.792289
   Total Return *                          -3.09%             13.41%            18.29%                9.54%             5.26%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2006
   Unit Value                    $     16.012149   $       6.443138     $   15.352958     $      13.356133     $   15.002894
   Total Return *                          16.32%              8.27%            -2.36%               10.94%            15.80%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2005
   Unit Value                    $     13.765517   $       5.950916     $   15.724123     $      12.038914     $   12.955865
   Total Return *                           3.19%              8.47%***         37.42%                8.58%            12.61%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2004
   Unit Value                    $     13.340256   $       5.835762     $   11.442423     $      11.087700     $   11.504893
   Total Return *                          16.26%              0.30%***          8.45%***             0.16%***         16.76%
   Ratio of Expenses **                     1.00%              1.10%             1.00%                1.10%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                        JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                         S&P 24       S&P 400 MidCap      S&P 500          S&P SMid        Select Small-Cap
                                      Portfolio(b)   Index Portfolio   Index Portfolio   60 Portfolio(c)      Portfolio
                                      ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $     25,914   $       235,462   $       352,980   $        40,940   $        298,383
   Units Outstanding (in thousands)          3,643            23,887            45,784             6,769             27,339
   Investment Income Ratio *                  0.00%             1.06%             1.65%             0.01%              0.28%
Period ended December 31, 2007
   Net Assets (in thousands)          $     22,726   $       414,090   $       561,046   $        32,447   $        628,445
   Units Outstanding (in thousands)          2,111            25,780            44,590             3,676             34,012
   Investment Income Ratio *                  0.00%             1.20%             1.41%             5.03%              7.92%
Period ended December 31, 2006
   Net Assets (in thousands)          $     17,704   $       349,594   $       506,064               n/a   $        700,093
   Units Outstanding (in thousands)          1,737            22,952            41,376               n/a             33,390
   Investment Income Ratio *                  0.00%             1.35%             1.51%              n/a               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $       264,156   $       380,518               n/a   $        546,751
   Units Outstanding (in thousands)            n/a            18,676            35,107               n/a             28,099
   Investment Income Ratio *                   n/a              1.58%             1.39%              n/a               0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $       185,042   $       286,238               n/a   $        356,177
   Units Outstanding (in thousands)            n/a            14,331            26,949               n/a             19,549
   Investment Income Ratio *                   n/a              0.01%             1.60%              n/a               0.00%

                                                                                                                   JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                          Oppenheimer
                                         Small Cap         Technology       Value Line 30        JNL/MCM       Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(a)   VIP Portfolio(a)     Portfolio
                                      ---------------   ----------------    -------------   ----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $       193,801   $         49,761    $     517,873   $        228,217   $     104,997
   Units Outstanding (in thousands)            20,221             13,023           56,424             28,250          11,924
   Investment Income Ratio *                     1.28%              0.02%            0.30%              1.50%           1.34%
Period ended December 31, 2007
   Net Assets (in thousands)          $       316,673   $         99,763    $   1,099,740   $        422,290   $     196,599
   Units Outstanding (in thousands)            21,146             14,472           61,931             29,419          13,002
   Investment Income Ratio *                     1.36%              0.09%            0.00%              3.04%           1.06%
Period ended December 31, 2006
   Net Assets (in thousands)          $       310,494   $         59,686    $     822,800   $        413,219   $     180,942
   Units Outstanding (in thousands)            19,903              9,646           54,436             31,351          12,505
   Investment Income Ratio *                     1.59%              0.09%            0.00%              0.52%           0.52%
Period ended December 31, 2005
   Net Assets (in thousands)          $       217,908   $         45,266    $     451,873   $        225,951   $     124,849
   Units Outstanding (in thousands)            16,115              7,874           28,983             18,905           9,918
   Investment Income Ratio *                     2.05%              1.60%            0.00%              0.55%           0.25%
Period ended December 31, 2004
   Net Assets (in thousands)          $       162,490   $         29,545    $      33,044   $         21,516   $     100,400
   Units Outstanding (in thousands)            12,205              5,149            2,890              1,943           8,904
   Investment Income Ratio *                     0.00%              0.00%            0.00%              0.37%           0.16%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                            JNL/
                                   JNL/PAM          JNL/PAM          JNL/PIMCO          JNL/PIMCO       PPM America
                                Asia ex-Japan      China-India      Real Return       Total Return      Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio      Portfolio
                                -------------     ------------     -------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.725637     $   4.086552     $    9.960680     $    11.574992     $  9.975828
    Total Return *                     -49.80%***       -50.99%***        -11.52%***          -3.45%         -42.47%
    Ratio of Expenses **                 3.21%            3.21%            3.545%              3.91%           3.36%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.761052     $    11.988650     $ 17.339977
    Total Return *                        n/a              n/a              5.72%***           4.07%         -10.33%
    Ratio of Expenses **                  n/a              n/a            3.145%               3.91%           3.36%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    11.519490     $ 19.337160
    Total Return *                        n/a              n/a               n/a              -0.48%          10.00%
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    11.575526     $ 17.579695
    Total Return *                        n/a              n/a               n/a              -0.56%***        2.30%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    11.926497     $ 17.207404
    Total Return *                        n/a              n/a               n/a               1.88%***       12.96%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.71%           3.06%

                                     JNL/              JNL/                JNL/              JNL/               JNL/
                                 PPM America        PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $     7.488176     $    5.576767     $      6.178402     $   8.304331     $       5.901213
    Total Return *                      -33.21%           -47.15%***          -33.43%***       -49.03%              -24.84%***
    Ratio of Expenses **                  3.61%             2.91%               2.91%            3.51%               3.095%
Period ended December 31, 2007
    Unit Value                  $    11.211535               n/a                 n/a     $  16.293261                  n/a
    Total Return *                       -4.63%              n/a                 n/a            -7.99%***              n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a             3.51%                 n/a
Period ended December 31, 2006
    Unit Value                  $    11.755761               n/a                 n/a     $  15.286772                  n/a
    Total Return *                        5.00%***           n/a                 n/a             9.27%                 n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2005
    Unit Value                  $    11.070629               n/a                 n/a     $  16.589654                  n/a
    Total Return *                       -1.13%***           n/a                 n/a             2.22%***              n/a
    Ratio of Expenses **                  3.56%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2004
    Unit Value                  $    11.593620               n/a                 n/a     $  16.757063                  n/a
    Total Return *                        0.99%***           n/a                 n/a             8.02%***              n/a
    Ratio of Expenses **                  3.16%              n/a                 n/a            3.145%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                   JNL/PAM          JNL/PAM         JNL/PIMCO          JNL/PIMCO      PPM America
                                Asia ex-Japan     China-India       Real Return       Total Return    Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio    Portfolio
                                -------------     ------------     -------------     --------------   -----------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.833989     $   4.180148     $   10.469333     $    15.867781   $ 13.482237
    Total Return *                     -47.99%***       -49.76%***         -8.88%***          -0.60%       -41.18%
    Ratio of Expenses **                 1.10%            1.10%             1.00%              1.00%         1.15%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.973974     $    15.963557   $ 22.922528
    Total Return *                        n/a              n/a              9.72%***           7.16%        -8.31%
    Ratio of Expenses **                  n/a              n/a             1.10%               1.00%         1.15%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    14.896380   $ 25.000877
    Total Return *                        n/a              n/a               n/a               2.45%        12.45%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    14.540662   $ 22.233139
    Total Return *                        n/a              n/a               n/a               1.29%         7.51%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    14.354794   $ 20.680819
    Total Return *                        n/a              n/a               n/a               3.41%        11.75%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%

                                     JNL/               JNL/               JNL/              JNL/               JNL/
                                  PPM America       PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $     9.942050     $    5.653172     $      6.263202     $  11.536294     $       5.930376
    Total Return *                      -31.44%           -47.05%***          -40.61%***       -47.79%              -31.82%***
    Ratio of Expenses **                  1.00%             1.10%               1.10%            1.10%                1.00%
Period ended December 31, 2007
    Unit Value                  $    14.502044               n/a                 n/a     $  22.095438                  n/a
    Total Return *                       -2.09%              n/a                 n/a            -6.66%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2006
    Unit Value                  $    14.812194               n/a                 n/a     $  23.672826                  n/a
    Total Return *                        9.42%              n/a                 n/a            11.79%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2005
    Unit Value                  $    13.537400               n/a                 n/a     $  21.175540                  n/a
    Total Return *                        0.68%              n/a                 n/a             9.10%***              n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2004
    Unit Value                  $    13.446454               n/a                 n/a     $  20.312647                  n/a
    Total Return *                        3.01%***           n/a                 n/a             8.50%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.15%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                         JNL/PAM        JNL/PAM        JNL/PIMCO        JNL/PIMCO     PPM America
                                      Asia ex-Japan   China-India     Real Return     Total Return    Core Equity
                                       Portfolio(b)   Portfolio(b)    Portfolio(a)   Bond Portfolio    Portfolio
                                      -------------   ------------   -------------   --------------   -----------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $       3,934   $     24,871   $     423,346   $      871,072   $    37,459
    Units Outstanding (in thousands)            819          5,964          41,005           59,558         3,362
    Investment Income Ratio *                  1.34%          0.00%           1.51%            4.36%         0.18%
Period ended December 31, 2007
    Net Assets (in thousands)                   n/a            n/a   $      75,390   $      598,012   $    75,771
    Units Outstanding (in thousands)            n/a            n/a           6,906           40,603         4,013
    Investment Income Ratio *                   n/a            n/a           0.00%             5.28%         0.32%
Period ended December 31, 2006
    Net Assets (in thousands)                   n/a            n/a             n/a   $      435,179   $   103,219
    Units Outstanding (in thousands)            n/a            n/a             n/a           31,702         5,014
    Investment Income Ratio *                   n/a            n/a             n/a             3.97%         0.36%
Period ended December 31, 2005
    Net Assets (in thousands)                   n/a            n/a             n/a   $      324,438   $   118,699
    Units Outstanding (in thousands)            n/a            n/a             n/a           24,289         6,488
    Investment Income Ratio *                   n/a            n/a             n/a             4.46%         0.76%
Period ended December 31, 2004
    Net Assets (in thousands)                   n/a            n/a             n/a   $      233,210   $   135,415
    Units Outstanding (in thousands)            n/a            n/a             n/a           17,736         7,956
    Investment Income Ratio *                   n/a            n/a             n/a             1.79%         0.57%

                                            JNL/            JNL/             JNL/             JNL/             JNL/
                                        PPM America     PPM America      PPM America      PPM America   Red Rocks Listed
                                        High Yield     Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                      Bond Portfolio    Portfolio(b)     Portfolio(b)      Portfolio      Portfolio(c)
                                      --------------   -------------   ---------------   ------------   ----------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $      172,415   $       3,373   $         4,763   $     55,567   $         12,102
    Units Outstanding (in thousands)          19,370             599               764          5,526              2,044
    Investment Income Ratio *                   8.88%           0.72%             0.90%          2.47%              0.97%
Period ended December 31, 2007
    Net Assets (in thousands)         $      267,490             n/a               n/a   $    119,369                n/a
    Units Outstanding (in thousands)          20,646             n/a               n/a          6,245                n/a
    Investment Income Ratio *                   7.54%            n/a               n/a           0.60%               n/a
Period ended December 31, 2006
    Net Assets (in thousands)         $      284,124             n/a               n/a   $    154,997                n/a
    Units Outstanding (in thousands)          21,538             n/a               n/a          7,582                n/a
    Investment Income Ratio *                   7.15%            n/a               n/a           0.03%               n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $      209,499             n/a               n/a   $    169,897                n/a
    Units Outstanding (in thousands)          17,807             n/a               n/a          9,315                n/a
    Investment Income Ratio *                   7.01%            n/a               n/a           0.96%               n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $      235,740             n/a               n/a   $    195,303                n/a
    Units Outstanding (in thousands)          20,283             n/a               n/a         11,118                n/a
    Investment Income Ratio *                   0.36%            n/a               n/a           1.34%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                      JNL/S&P
                                                    JNL/S&P         JNL/S&P          JNL/S&P        Disciplined
                                                  Competitive     Disciplined      Disciplined        Moderate
                                  JNL/S&P 4        Advantage        Growth           Moderate          Growth
                                Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                ------------     ------------     ------------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.531198     $   6.765550     $   6.103657     $   7.306311     $   6.545258
    Total Return *                    -31.69%***       -28.46%***        -0.30%***       -27.88%***       -36.78%
    Ratio of Expenses **                3.61%            3.26%            3.01%           3.695%           3.145%
Period ended December 31, 2007
    Unit Value                  $   9.909378     $   9.904249     $  10.364266     $  10.396421     $  10.353901
    Total Return *                     -0.63%***        -0.96%***         0.66%***         2.35%***        -0.92%***
    Ratio of Expenses **                2.71%           2.845%           2.845%            3.01%           3.145%
Period ended December 31, 2006
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/               JNL/
                                Dividend Income      Retirement          JNL/S&P            S&P Managed       S&P Managed
                                    & Growth         Strategy        Intrinsic Value        Aggressive        Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio     Portfolio(a)
                                ---------------     ------------     ---------------     ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $      6.991175     $   7.237286     $      6.144531     $       7.755799     $   9.075254
    Total Return *                       -23.25%***       -32.15%             -33.54%***           -41.40%          -16.88%
    Ratio of Expenses **                   3.26%            1.05%               3.26%                3.75%           3.695%
Period ended December 31, 2007
    Unit Value                  $      9.755667     $  10.666237     $      9.906975     $      13.234462     $  10.918213
    Total Return *                         0.38%***         5.69%***           -0.93%***             5.13%            2.42%
    Ratio of Expenses **                   2.71%            1.05%              2.845%                3.75%           3.695%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      12.588579     $  10.660437
    Total Return *                          n/a              n/a                 n/a                11.32%            3.25%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%           3.695%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      11.308090     $  10.304722
    Total Return *                          n/a              n/a                 n/a                 4.49%            1.62%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            3.31%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      10.821744     $  10.276433
    Total Return *                          n/a              n/a                 n/a                 6.71%***        -0.01%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            2.96%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                      JNL/S&P
                                                    JNL/S&P                                                         Disciplined
                                                  Competitive           JNL/S&P                  JNL/S&P              Moderate
                                 JNL/S&P 4         Advantage          Disciplined              Disciplined             Growth
                                Portfolio(c)     Portfolio(c)     Growth Portfolio(b)     Moderate Portfolio(b)     Portfolio(b)
                                ------------     ------------     -------------------     ---------------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.710374     $   6.924855     $          6.336449     $            7.679321     $   6.805842
    Total Return *                    -28.15%***       -24.77%***              -34.40%***                -27.44%          -35.51%
    Ratio of Expenses **                1.10%            1.10%                   1.10%                     1.15%            1.15%
Period ended December 31, 2007
    Unit Value                  $    9.921241    $   9.917140     $         10.534013     $           10.582996     $  10.553448
    Total Return *                     -1.84%***        -1.88%***               -0.78%***                  3.79%***         4.34%***
    Ratio of Expenses **                1.15%            1.15%                   1.15%                     1.15%            1.15%
Period ended December 31, 2006
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/             JNL/
                                Dividend Income      Retirement          JNL/S&P           S&P Managed      S&P Managed
                                    & Growth          Strategy       Intrinsic Value        Aggressive      Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio   Portfolio(a)
                                ---------------     ------------     ---------------     ----------------   ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      7.155794     $   7.315572     $      6.289289     $      10.420786   $  10.131175
    Total Return *                       -22.85%***       -31.77%             -31.17%***           -39.76%        -14.69%
    Ratio of Expenses **                   1.10%            0.50%               1.10%                1.00%          1.10%
Period ended December 31, 2007
    Unit Value                  $      9.766570     $  10.722463     $      9.919101     $      17.299623   $  11.876307
    Total Return *                        -2.62%***         0.17%***           -0.81%***             8.08%          5.13%
    Ratio of Expenses **                   1.25%            0.50%               1.25%                1.00%          1.10%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      16.006541   $  11.297247
    Total Return *                          n/a              n/a                 n/a                14.42%          6.67%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      13.989395   $  10.590688
    Total Return *                          n/a              n/a                 n/a                 7.40%          2.60%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      13.025544   $  10.322593
    Total Return *                          n/a              n/a                 n/a                11.50%          0.07%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                             JNL/S&P
                                                           JNL/S&P         JNL/S&P          JNL/S&P         Disciplined
                                                         Competitive     Disciplined      Disciplined        Moderate
                                        JNL/S&P 4         Advantage        Growth           Moderate          Growth
                                       Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $     255,729    $      26,645   $       25,007   $       55,788   $       71,319
   Units Outstanding (in thousands)           38,346            3,872            3,996            7,341           10,574
   Investment Income Ratio *                    0.01%            1.47%            1.75%            1.30%            1.40%
Period ended December 31, 2007
   Net Assets (in thousands)           $      22,022    $       6,231   $       15,683   $       33,591   $       38,400
   Units Outstanding (in thousands)            2,221              629            1,496            3,190            3,658
   Investment Income Ratio *                    0.00%            0.07%            0.00%            0.00%            0.00%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a

                                          JNL/S&P          JNL/S&P                            JNL/
                                          Dividend          Growth         JNL/S&P         S&P Managed         JNL/
                                           Income         Retirement      Intrinsic        Aggressive      S&P Managed
                                          & Growth         Strategy         Value            Growth        Conservative
                                        Portfolio(c)     Portfolio(b)    Portfolio(c)       Portfolio      Portfolio(a)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $      33,656    $         548   $       29,551   $      334,779   $      374,871
   Units Outstanding (in thousands)            4,731               75            4,725           34,273           38,038
   Investment Income Ratio *                    4.82%            7.24%            1.24%            0.37%            4.19%
Period ended December 31, 2007
   Net Assets (in thousands)           $         738    $         815   $       11,822   $      606,719   $      240,837
   Units Outstanding (in thousands)               76               76            1,193           37,210           20,751
   Investment Income Ratio *                    0.13%            3.57%            0.09%            1.91%            3.16%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a   $      577,628   $      126,364
   Units Outstanding (in thousands)              n/a              n/a              n/a           38,011           11,361
   Investment Income Ratio *                     n/a              n/a              n/a             0.58%            2.06%
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a   $      547,590   $       73,694
   Units Outstanding (in thousands)              n/a              n/a              n/a           40,948            7,023
   Investment Income Ratio *                     n/a              n/a              n/a             0.77%            0.43%
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a   $      575,961   $       11,968
   Units Outstanding (in thousands)              n/a              n/a              n/a           45,907            1,161
   Investment Income Ratio *                     n/a              n/a              n/a             0.22%            0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                  JNL/S&P
                                                                                JNL/              Moderate           JNL/S&P
                                           JNL/               JNL/           S&P Managed           Growth            Moderate
                                       S&P Managed        S&P Managed          Moderate          Retirement         Retirement
                                          Growth            Moderate            Growth            Strategy           Strategy
                                        Portfolio         Portfolio(a)         Portfolio        Portfolio(C)       Portfolio(C)
                                      --------------     --------------     --------------     --------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                         $     8.130179     $     8.861798     $     8.468455     $     7.883524     $     8.549218
   Total Return *                             -37.77%            -24.10%            -30.35%            -25.51%            -18.27%
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2007
   Unit Value                         $    13.064157     $    11.675144     $    12.159040     $    10.583715     $    10.460704
   Total Return *                               4.63%              3.81%              4.36%              2.90%***           1.22%***
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2006
   Unit Value                         $    12.486478     $    11.247113     $    11.651023                n/a                n/a
   Total Return *                               9.90%              3.88%***          10.48%***            n/a                n/a
   Ratio of Expenses **                         3.80%             3.695%              4.01%               n/a                n/a
Period ended December 31, 2005
   Unit Value                         $    11.361577     $    10.628068     $    11.030655                n/a                n/a
   Total Return *                               3.44%              4.67%***           2.51%               n/a                n/a
   Ratio of Expenses **                         3.80%              3.26%              3.75%               n/a                n/a
Period ended December 31, 2004
   Unit Value                         $    10.983719     $    10.465081     $    10.760930                n/a                n/a
   Total Return *                               4.36%***           1.24%***           9.35%***            n/a                n/a
   Ratio of Expenses **                         3.80%              2.96%              3.75%               n/a                n/a

                                                                                                   JNL/
                                      JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement         JNL/S&P
                                  Retirement 2015     Retirement 2020     Retirement 2025         Income           Total Yield
                                    Portfolio(b)       Portfolio(b)         Portfolio(b)       Portfolio(b)        Portfolio(d)
                                  ---------------     ---------------     ---------------     --------------      --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $      7.649318     $      7.456312     $      7.293231     $     8.586287      $     6.240794
   Total Return *                          -26.84%***          -35.22%             -37.48%            -19.28%***          -35.57%***
   Ratio of Expenses **                     3.145%               2.91%              2.845%              3.06%               3.51%
Period ended December 31, 2007
   Unit Value                     $     11.381800     $     11.510162     $     11.665172     $    10.861365      $    10.052412
   Total Return *                            6.21%              -3.78%***            3.16%***           0.64%***            0.52%***
   Ratio of Expenses **                      2.76%               2.91%              2.845%             2.845%              2.845%
Period ended December 31, 2006
   Unit Value                     $     10.716011     $     10.857985     $     10.947109     $    10.467614                 n/a
   Total Return *                            8.03%***            1.07%***           11.83%***           2.80%***             n/a
   Ratio of Expenses **                      2.76%               2.61%               2.41%              2.71%                n/a
Period ended December 31, 2005
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                               JNL/S&P            JNL/S&P
                                                         JNL/               JNL/           Moderate Growth       Moderate
                                      JNL/            S&P Managed        S&P Managed         Retirement         Retirement
                                   S&P Managed         Moderate           Moderate            Strategy           Strategy
                                Growth Portfolio     Portfolio(a)     Growth Portfolio       Portfolio(c)      Portfolio(c)
                                ----------------     ------------     ----------------     ---------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      10.980959     $   9.892894     $      11.573735     $      7.968799     $   8.641694
    Total Return *                        -36.00%          -22.10%              -28.30%             -25.10%          -17.82%
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2007
    Unit Value                  $      17.157763     $  12.699683     $      16.140967     $     10.639521     $  10.515865
    Total Return *                          4.78%***         6.55%                7.46%               1.38%***         2.24%***
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2006
    Unit Value                  $      15.805175     $  11.918971     $      15.020558                 n/a              n/a
    Total Return *                         13.33%            9.19%               10.95%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2005
    Unit Value                  $      13.945611     $  10.916193     $      13.538173                 n/a              n/a
    Total Return *                          6.21%            3.84%                5.25%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2004
    Unit Value                  $      13.130178     $  10.512096     $      12.862656                 n/a              n/a
    Total Return *                         10.14%            1.11%***             1.11%***             n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a

                                                                                                 JNL/
                                    JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement       JNL/S&P
                                Retirement 2015     Retirement 2020     Retirement 2025         Income         Total Yield
                                  Portfolio(b)        Portfolio(b)        Portfolio(b)        Portfolio(b)     Portfolio(d)
                                ---------------     ---------------     ---------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      8.113663     $      7.854190     $      7.667635     $     9.097796     $   6.404924
    Total Return *                       -30.92%             -34.07%             -36.41%              6.48%***       -29.41%***
    Ratio of Expenses **                   1.15%               1.15%               1.15%              1.10%            1.10%
Period ended December 31, 2007
    Unit Value                  $     11.744841     $     11.912837     $     12.057863     $    11.226931     $  10.064737
    Total Return *                         7.96%***            8.21%               0.17%***           4.86%***         0.65%***
    Ratio of Expenses **                  1.15%                1.15%               1.15%              1.15%            1.25%
Period ended December 31, 2006
    Unit Value                  $     10.870432     $     11.009327     $     11.068092     $    10.613478              n/a
    Total Return *                         9.46%***            7.61%***            9.88%***           6.07%***          n/a
    Ratio of Expenses **                   1.25%               1.15%               1.25%              1.25%             n/a
Period ended December 31, 2005
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a
Period ended December 31, 2004
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                  JNL/S&P
                                                            JNL/            JNL/               JNL/S&P           Moderate
                                            JNL/         S&P Managed     S&P Managed       Moderate Growth      Retirement
                                         S&P Managed      Moderate        Moderate           Retirement          Strategy
                                      Growth Portfolio  Portfolio(a)  Growth Portfolio  Strategy Portfolio(c)  Portfolio(c)
                                      ----------------  ------------  ----------------  ---------------------  ------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        721,594  $    511,031  $        902,365  $                 583  $      1,108
    Units Outstanding (in thousands)            70,370        53,018            83,111                     74           129
    Investment Income Ratio *                     0.55%         4.00%             2.28%                 10.21%        11.33%
Period ended December 31, 2007
    Net Assets (in thousands)         $      1,201,073  $    475,928  $      1,251,889  $                 673  $        295
    Units Outstanding (in thousands)            74,650        38,280            82,230                     63            28
    Investment Income Ratio *                     1.70%         3.14%             2.24%                  4.37%         9.07%
Period ended December 31, 2006
    Net Assets (in thousands)         $      1,081,171  $    284,241  $        993,884                    n/a           n/a
    Units Outstanding (in thousands)            71,760        24,211            69,732                    n/a           n/a
    Investment Income Ratio *                     0.98%         2.01%             1.28%                   n/a           n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $        938,302  $    140,109  $        759,013                    n/a           n/a
    Units Outstanding (in thousands)            69,873        12,958            58,758                    n/a           n/a
    Investment Income Ratio *                     1.19%         0.30%             1.91%                   n/a           n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $        548,951  $    886,560  $         17,714                    n/a           n/a
    Units Outstanding (in thousands)            44,169        69,610             1,688                    n/a           n/a
    Investment Income Ratio *                     0.63%         0.00%             1.12%                   n/a           n/a

                                                                                               JNL/
                                          JNL/S&P          JNL/S&P           JNL/S&P      S&P Retirement     JNL/S&P
                                      Retirement 2015  Retirement 2020   Retirement 2025      Income       Total Yield
                                        Portfolio(b)     Portfolio(b)      Portfolio(b)     Portfolio(b)   Portfolio(d)
                                      ---------------  ---------------   ---------------  --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        25,132  $        10,276   $         6,118  $       45,552  $      28,399
    Units Outstanding (in thousands)            3,143            1,329               808           5,098          4,462
    Investment Income Ratio *                    0.79%            1.33%             1.22%           1.84%          1.84%
Period ended December 31, 2007
    Net Assets (in thousands)         $        15,824  $         8,361   $         4,777  $       29,044  $       3,265
    Units Outstanding (in thousands)            1,359              710               400           2,615            325
    Investment Income Ratio *                    0.56%            0.43%             0.56%           1.10%          0.05%
Period ended December 31, 2006
    Net Assets (in thousands)         $         4,568  $         1,847   $           939  $        8,220            n/a
    Units Outstanding (in thousands)              422              168                85             777            n/a
    Investment Income Ratio *                    0.00%            0.00%             0.00%           0.00%            n/a
Period ended December 31, 2005
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a
Period ended December 31, 2004
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/Select      JNL/Select          JNL/
                                        Balanced      Money Market     Select Value
                                       Portfolio        Portfolio        Portfolio
                                      -----------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $ 16.007656     $   9.646545     $  12.659714
    Total Return *                         -23.68%           -1.57%          -35.77%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2007
    Unit Value                        $ 20.974344     $   9.800591     $  19.709046
    Total Return *                           3.46%            0.86%            3.91%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2006
    Unit Value                        $ 20.272182     $   9.716797     $  18.967476
    Total Return *                           9.43%            0.68%           16.54%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2005
    Unit Value                        $ 18.525561     $   9.651380     $  16.275491
    Total Return *                           1.38%           -1.06%            4.23%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2004
    Unit Value                        $ 18.272679     $   9.754873     $  15.614300
    Total Return *                           4.59%***        -1.26%***         8.43%***
    Ratio of Expenses **                     3.80%            3.75%            3.70%

                                         JNL/T.Rowe            JNL/T.Rowe          JNL/T.Rowe
                                      Price Established       Price Mid-Cap        Price Value
                                       Growth Portfolio      Growth Portfolio       Portfolio
                                      -----------------      ----------------      -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $       13.143650      $      19.052733      $  7.689738
    Total Return *                               -45.04%               -42.92%          -42.75%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2007
    Unit Value                        $       23.914187      $      33.381368      $ 13.432137
    Total Return *                                 5.87%                12.70%           -3.04%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2006
    Unit Value                        $       22.588231      $      29.620681      $ 13.853319
    Total Return *                                 9.35%                 2.71%           15.43%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2005
    Unit Value                        $       20.657198      $      28.839211      $ 12.001742
    Total Return *                                 3.35%***              2.74%***         2.74%***
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2004
    Unit Value                        $       20.840862      $      26.410043      $ 11.900897
    Total Return *                                 5.44%***             10.12%***        11.32%***
    Ratio of Expenses **                           3.61%                 3.86%            3.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                      JNL/T.Rowe      JNL/T.Rowe
                                                      JNL/Select                        Price           Price
                                   JNL/Select           Money         JNL/Select      Established       Mid-Cap       JNL/T.Rowe
                                    Balanced           Market          Value            Growth          Growth       Price Value
                                    Portfolio         Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                  ------------      ------------     -----------     ------------    ------------    -----------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $  23.451105      $  14.036344     $ 14.988548     $  19.548020    $  28.337674    $  9.897450
   Total Return *                       -21.51%             1.17%         -34.01%          -43.41%         -41.24%        -41.06%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2007
   Unit Value                     $  29.878778      $  13.873622     $ 22.712971     $  34.546285    $  48.224532    $ 16.792708
   Total Return *                         6.42%             3.69%           6.77%            9.01%          16.05%         -0.16%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2006
   Unit Value                     $  28.076791      $  13.379856     $ 21.272921     $  31.689645    $  41.556156    $ 16.819769
   Total Return *                        12.53%             3.48%          19.72%           12.57%           5.74%         18.83%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2005
   Unit Value                     $  24.951112      $  12.930219     $ 17.768770     $  28.151511    $  39.302036    $ 14.154707
   Total Return *                         4.26%             1.69%           7.08%            5.04%          12.96%          5.09%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2004
   Unit Value                     $  23.932714      $  12.715315     $ 16.594003     $  26.801645    $  34.792013    $ 13.468747
   Total Return *                         7.81%***         -0.02%***       13.63%            8.79%          16.86%          9.56%***
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                JNL/T.Rowe    JNL/T.Rowe
                                                    JNL/Select       JNL/           Price       Price
                                      JNL/Select      Money         Select      Established     Mid-Cap      JNL/T.Rowe
                                       Balanced       Market        Value          Growth       Growth       Price Value
                                      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                      ----------    ----------    ----------    -----------   -----------    -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $  432,806    $1,200,692    $  153,537    $   301,125    $  309,196    $   204,240
   Units Outstanding (in thousands)       20,425        94,661        10,667         17,567        12,488         21,770
   Investment Income Ratio *                2.44%         2.06%         0.04%          0.08%         0.00%          1.90%
Period ended December 31, 2007
   Net Assets (in thousands)          $  497,884    $  618,006    $  217,135    $   558,543    $  510,648    $   367,321
   Units Outstanding (in thousands)       18,482        48,897         9,897         18,570        12,275         22,938
   Investment Income Ratio *                2.57%         4.60%         3.53%          1.07%         1.71%          2.29%
Period ended December 31, 2006
   Net Assets (in thousands)          $  413,630    $  247,194    $  165,654    $   366,621    $  395,854    $   323,913
   Units Outstanding (in thousands)       16,395        20,137         8,007         13,352        11,280         20,028
   Investment Income Ratio *                2.69%         4.18%         3.24%          0.13%         0.80%          1.26%
Period ended December 31, 2005
   Net Assets (in thousands)          $  371,851    $  129,697    $   79,288    $   345,756    $  380,759    $   254,751
   Units Outstanding (in thousands)       16,635        10,933         4,555         14,267        11,678         18,573
   Investment Income Ratio *                3.94%         2.72%         3.32%          0.21%         0.29%          2.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $  347,227    $   95,569    $   58,415    $   323,719    $  357,292    $   240,614
   Units Outstanding (in thousands)       16,217         8,010         3,567         14,111        12,521         18,259
   Investment Income Ratio *                0.11%         0.78%         0.48%          0.39%         0.00%          0.73%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance               [GRAPHIC OMITTED][GRAPHIC OMITTED]
Company and Subsidiaries


Consolidated Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Consolidated Balance Sheets                                                    2



Consolidated Income Statements                                                 3



Consolidated Statements of Stockholder's Equity and Comprehensive Income       4



Consolidated Statements of Cash Flows                                          5



Notes to Consolidated Financial Statements                                     6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.


Chicago, Illinois
March 13, 2009

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2008                 2007
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                      $ 715,994            $ 642,600
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $38,419,522; 2007, $37,320,138)             34,305,761           37,050,644
Equities (cost: 2008, $389,516; 2007, $299,050)                                        343,668              315,730
Trading securities, at fair value                                                      523,969              622,470
Commercial mortgage loans                                                            6,376,535            5,475,604
Policy loans                                                                           841,054              829,493
Derivative instruments                                                                 970,800              776,276
Other invested assets                                                                  935,010              841,681
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   45,012,791           46,554,498

Accrued investment income                                                              496,787              455,208
Deferred acquisition costs                                                           4,889,889            3,438,686
Deferred sales inducements                                                             565,942              359,857
Reinsurance recoverable                                                              1,527,403            1,024,241
Income taxes receivable from Parent                                                    169,331                7,459
Deferred income taxes                                                                  994,874               75,609
Other assets                                                                           234,196              189,117
Separate account assets                                                             20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 4,091,774          $ 2,505,096
Deposits on investment contracts                                                    35,891,064           33,323,783
Guaranteed investment contracts                                                      1,903,276            1,950,925
Trust instruments supported by funding agreements                                    4,647,874            5,189,453
Federal Home Loan Bank funding agreements                                            1,752,399            1,403,203
Short-term borrowings from Parent                                                            -               32,020
Short-term borrowings                                                                  150,000              250,000
Long-term borrowings                                                                   288,915              270,446
Securities lending payable                                                             127,897              225,516
Derivative instruments                                                               1,258,036              313,603
Other liabilities                                                                    1,152,864            1,211,567
Separate account liabilities                                                        20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   72,166,290           76,587,751
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                      126,411              131,210
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,968,985            2,934,881
Accumulated other comprehensive income (loss), net of
tax of $(851,672) in 2008 and $(49,127) in 2007                                     (1,627,525)             (91,235)
Retained earnings                                                                    1,145,443            2,440,407
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           2,500,703            5,297,853
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Revenues
Premiums                                                     $ 170,161       $ 190,300        $ 196,201
Net investment income                                        2,662,099       2,945,516        2,904,787
Net realized losses on investments and capital assets       (1,203,234)        (90,574)         (57,710)
Risk management activity                                      (466,638)         36,458         (105,227)
Fee income                                                   1,069,910       1,000,661          711,584
Other income                                                   107,763          27,783           62,532
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total revenues                                               2,340,061       4,110,144        3,712,167
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
BENEFITS AND EXPENSES
Death and other policy benefits                                514,148         488,280          490,527
Interest credited on deposit liabilities                     1,406,066       1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                          196,175         278,604          269,577
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                               71,295          66,647           52,817
Increase (decrease) in reserves, net of reinsurance            164,027         (29,437)         (37,266)
Commissions                                                    739,798         796,876          663,176
General and administrative expenses                            478,320         468,582          387,011
Deferral of policy acquisition costs                          (719,724)       (777,230)        (675,098)
Deferral of sales inducements                                 (113,232)       (140,722)        (101,525)
Amortization of acquisition costs:
Attributable to operations                                     926,903         552,626          318,443
Attributable to risk management activity                      (103,491)         17,182           (3,302)
Attributable to net realized losses on investments            (164,503)        (23,142)         (10,501)
Amortization of deferred sales inducements:
Attributable to operations                                      39,836          95,102          109,043
Attributable to risk management activity                        59,694          15,979          (35,058)
Attributable to net realized losses on investments             (15,770)         (2,940)          (2,576)
Amortization of acquired insurance                                   -               -           23,578
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total benefits and expenses                                  3,479,542       3,216,178        2,898,894
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss) before minority interest               (1,139,481)        893,966          813,273
Minority interest                                               (5,825)        (22,396)         (17,236)
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss)                                        (1,145,306)        871,570          796,037
Federal income tax expense (benefit)                          (172,081)        252,291          263,416
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Income (loss) before extraordinary gain                       (973,225)        619,279          532,621
Extraordinary gain (loss), net of tax benefit of $4,651, $0
and $908 in 2008, 2007 and 2006, respectively                   (8,638)              -            8,944
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
NET INCOME (LOSS)                                           $ (981,863)      $ 619,279        $ 541,565
                                                          =============   =============   ==============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

COMMON STOCK, BEGINNING AND END OF YEAR                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,934,881         2,904,276          2,854,533
Capital contributions                                          34,104            30,605             49,743
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,968,985         2,934,881          2,904,276
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (91,235)          110,807            263,203
Net unrealized investment losses, net of
reclassification adjustment and net of tax                 (1,536,290)         (202,042)          (152,396)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                (1,627,525)          (91,235)           110,807
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           2,440,407         2,067,128          1,734,621
Net income (loss)                                            (981,863)          619,279            541,565
Dividends paid to stockholder                                (313,101)         (246,000)          (209,058)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,145,443         2,440,407          2,067,128
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 2,500,703       $ 5,297,853        $ 5,096,011
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                    YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                          $ (981,863)        $ 619,279          $ 541,565
Net unrealized holding losses arising during
the period, net of tax of $(1,045,509) in 2008;
$(102,737) in 2007 and $(86,061) in 2006                   (1,987,509)         (190,798)          (159,828)
Reclassification adjustment for losses (gains)
included in net income, net of tax of $242,964 in 2008;
$(6,055)in 2007 and $4,001 in 2006                            451,219           (11,244)             7,432
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME (LOSS)                              $ (2,518,153)        $ 417,237          $ 389,169
                                                      ================  ================   ================
                                                      ================  ================   ================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                                  2008              2007             2006
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                $ (981,863)        $ 619,279        $ 541,565

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized losses on investments                                1,203,234            90,574           57,710
Unrealized (gains) losses on trading portfolio                       91,472             6,496          (10,937)
Risk management activity                                            466,638           (36,458)         105,227
Interest credited on deposit liabilities                          1,406,066         1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                               196,175           278,604          269,577
Interest expense on Federal Home Loan Bank funding
agreements                                                           57,928            50,178           18,147
Mortality, expense and surrender charges                           (321,484)         (298,384)        (282,931)
Amortization of discount and premium on investments                  28,168            65,787           76,919
Deferred income tax provision                                      (113,368)           50,254           22,558
Change in (net of effects of contribution of subsidiary in 2006):
Accrued investment income                                           (41,579)           78,679           19,233
Deferred sales inducements and acquisition costs                    (90,287)         (263,145)        (401,934)
Trading portfolio activity, net                                       9,592           (91,761)         (25,082)
Value of acquired insurance                                               -                 -           23,578
Income taxes payable to Parent                                     (161,872)           46,340           (3,166)
Other assets and liabilities, net                                   218,797          (147,951)          50,624
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         1,967,617         1,858,263        1,911,136
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale         2,248,000         4,810,384        5,384,731
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                               2,964,781         3,074,597        2,593,502
Commercial mortgage loans                                           407,640           845,333          770,151
Purchases of:
Fixed maturities and equities available for sale                 (7,622,992)       (7,542,552)      (6,300,678)
Commercial mortgage loans                                        (1,310,760)       (1,031,580)      (1,067,685)
Other investing activities                                          473,947          (143,207)        (543,162)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              (2,839,384)           12,975          836,859
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                         12,846,221        13,262,218       11,232,706
Withdrawals                                                      (9,029,910)       (8,425,907)      (8,095,806)
Net transfers to separate accounts                               (2,442,002)       (6,915,504)      (5,363,753)
Proceeds from borrowings                                            550,000           250,000                -
Payments on borrowings                                             (634,047)         (131,831)        (119,543)
Proceeds from short-term borrowings from Parent                     (32,000)           32,000                -
Payment of cash dividends to Parent                                (313,101)         (246,000)        (209,058)
Capital contribution                                                      -                 -           24,150
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                 945,161        (2,175,024)      (2,531,304)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS           73,394          (303,786)         216,691

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  642,600           946,386          729,695
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD              $ 715,994         $ 642,600        $ 946,386
                                                             ===============   ===============  ===============
                                                             ===============   ===============  ===============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PGDS (US One) LLC ("PGDS"), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's consolidated financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 on net income was $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, risk management activity for 2008 and future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 4 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's consolidated financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 consolidated financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's consolidated financial statements. See note 12 for information on unrecognized tax benefits arising subsequent to adoption.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP
     05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis ("FHLBI"), are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $604.3 million and $494.2 million as of December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized losses on investments and capital assets. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 5.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Impairment charges of $84.6 million and $10.5 million are included in net realized losses on investments and capital assets in 2008 and 2007, respectively.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2008, 2007 and 2006, $(85.7) million, $44.6 million and $26.3 million of investment income (loss) was recognized on trading securities held at December 31, 2008, 2007 and 2006, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had investments of $72.5 million and $81.5 million as of December 31, 2008 and 2007, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments  are recognized in income
     at  the  date  of  sale  and  are   determined   using  the  specific  cost
     identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, are excluded from net income (loss) and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions. The related charge of $17.2 million is included as a component of net investment income.

     The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value. Non-linked put-swaptions are carried at fair value.

     Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value. The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $1.5 billion and $98.8 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $201.0 million and $13.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, FIN 48 requires, in order to recognize a benefit in the consolidated financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.1 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2008 and 2007 totaled $3.5 billion and $3.6 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES

     Jackson is a member of the FHLBI primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLBI. At December 31, 2008 and 2007, Jackson held $117.5 million and $82.5 million, respectively, in FHLBI capital stock, supporting $1.9 billion and $1.7 billion, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $20.8 billion and $29.8 billion at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $106.4 million and $153.8 million at December 31, 2008 and 2007, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     During 2008 and 2006, the Company received $18.6 million and $16.0 million, respectively, from class action settlements against certain underwriters of WorldCom securities. These settlements were recorded in other income in the year received.

     Jackson also terminated, at the customers' requests, a number of Medium Term Note contracts at a discounted rate during 2008. The income on these early terminations, totaling $48.8 million, is included in other income.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life Insurance Company of Georgia ("Life of Georgia"), a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

4.   FAIR VALUE MEASUREMENTS

     The following chart summarizes the fair value and carrying value of Jackson's financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

                                                                 DECEMBER 31, 2008                        DECEMBER 31, 2007
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
                                                        CARRYING VALUE      FAIR VALUE          CARRYING VALUE       FAIR VALUE
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
ASSETS
 Cash and short-term investments                            $ 715,994         $ 715,994             $ 642,600          $ 642,600
 Fixed maturities                                          34,305,761        34,305,761            37,050,644         37,050,644
 Equities                                                     343,668           343,668               315,730            315,730
 Trading securities                                           523,969           523,969               622,470            622,470
 Commercial mortgage loans                                  6,376,535         6,139,750             5,475,604          5,755,929
 Policy loans                                                 841,054           665,817               829,493            654,991
 Derivative instruments                                       970,800           970,800               776,276            776,276
 GMIB reinsurance recoverable (1)                             249,468           249,468                     -                  -
 Separate account assets                                   20,902,191        20,902,191            29,912,139         29,912,139

LIABILITIES
 Annuity reserves (2)                                    $ 30,775,340      $ 23,631,193          $ 27,123,582       $ 20,864,149
 Reserves for guaranteed investment contracts               1,903,276         1,998,027             1,950,925          1,963,506
 Trust instruments supported by funding agreements          4,647,874         4,797,590             5,189,453          5,215,734
 Federal Home Loan Bank funding agreements                  1,752,399         1,816,734             1,403,203          1,415,165
 Borrowings                                                   438,915           413,026               552,466            593,349
 Derivative instruments                                     1,258,036         1,258,036               313,603            313,603
 Separate account liabilities                              20,902,191        20,902,191            29,912,139         29,912,139

MINORITY INTEREST                                             126,411           126,411               131,210            131,210

(1) - Reinsurance recoverable  in 2008  represents  the asset  balance  on the embedded  derivative  associated with the reinsurance of Jackson's GMIB product. In 2007,  this embedded  derivative  was a liability and was included in annuity reserves in this table.

(2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments. Non-
financial  instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2. Level 2 also includes freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

     COMMERCIAL MORTGAGE LOANS

     Fair values are determined by discounting the future cash flows at current market interest rates.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FREESTANDING DERIVATIVE INSTRUMENTS

     Freestanding derivative instruments are reported on the consolidated balance sheets at fair value. Changes in fair value are included in risk management activity on the consolidated income statement. Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

     Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

     Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

     Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes. As noted above, due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3.

     Although no other freestanding derivatives are currently classified as Level 3, a derivative instrument containing Level 1 or Level 2 inputs could be classified as a Level 3 financial instrument in its entirety if it includes at least one significant Level 3 input.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS

     Fair value of the FHLBI funding agreements is based on present value of future cash flows discounted at current market interest rates.

     BORROWINGS

     Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to the short-term maturity. Fair value of other borrowings is based on future cash flows discounted at current market interest rates.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is also calculated using the methods previously described. However, as a result of adoption, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of best estimate assumptions plus a risk margin. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                     TOTAL              LEVEL 1              LEVEL 2              LEVEL 3
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
ASSETS
    Fixed maturities                                 $ 34,305,761              $ 5,118         $ 28,992,848          $ 5,307,795
    Equities and trading securities                       867,637              529,989                2,178              335,470
    Derivative instruments                                970,800                    -              899,741               71,059
    GMIB reinsurance recoverable                          249,468                    -                    -              249,468
    Separate account assets (1)                        20,902,191           20,902,191                    -                    -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                            $ 57,295,857         $ 21,437,298         $ 29,894,767          $ 5,963,792
                                              ===================================================================================
                                              ===================================================================================
LIABILITIES
    Embedded derivative instruments                   $ 5,978,422                  $ -          $ 4,854,475          $ 1,123,947
    Derivative instruments                              1,258,036               14,013            1,141,437              102,586

MINORITY INTEREST                                         125,130               32,390                    -               92,740
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                             $ 7,361,588             $ 46,403          $ 5,995,912          $ 1,319,273
                                              ===================================================================================
                                              ===================================================================================

(1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

(2) Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                                   TOTAL REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN
                                                   -------------------------------
                                                   -------------------------------
(in thousands)                   FAIR VALUE AS OF                  OTHER           PURCHASES,      TRANSFERS IN      FAIR VALUE
                                 JANUARY 1, 2008      NET INCOME   COMPREHENSIVE   ISSUANCES AND   AND/OR OUT OF     AS OF DECEMBER
                                                                   INCOME          SETTLEMENTS     LEVEL 3           31, 2008
                                 ---------------------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                   $ 2,465,994      (361,528)    (597,879)          144,839       3,656,369       $ 5,307,795
 Equities and trading securities        334,297        (6,778)           4             7,947               -           335,470
 Derivative instruments                 229,887        25,829            -          (184,657)              -            71,059
 GMIB reinsurance recoverable            38,502       210,966            -                 -               -           249,468

LIABILITIES
 Embedded derivative instruments      $ 242,707       881,240            -                 -               -       $ 1,123,947
 Derivative instruments                 (11,349)       93,761            -                 -          20,174           102,586
MINORITY INTEREST                        94,411         8,127            -            (9,798)              -            92,740


The portion of gains and losses  included  in net income or other  comprehensive income  attributable  to the change in  unrealized gains and losses related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                               DECEMBER 31, 2008
ASSETS
    Fixed maturities                                           $ (597,575)
    Equities and trading securities                               (11,379)
    Derivative instruments                                        (25,168)
    Reinsurance recoverable                                       210,966

LIABILITIES
    Embedded derivative instruments                            $ (881,240)
    Derivative instruments                                       (113,935)

MINORITY INTEREST                                                   8,126

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $218.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                                                        FIXED MATURITIES
     INVESTMENT RATING                                  DECEMBER 31, 2008
                                                      ----------------------
     AAA                                                              25.8%
     AA                                                                7.9%
     A                                                                28.1%
     BBB                                                              32.8%
                                                      ----------------------
                                                      ----------------------
     Investment grade                                                 94.6%
                                                      ----------------------
     BB                                                                4.0%
     B and below                                                       1.4%
                                                      ----------------------
     Below investment grade                                            5.4%
                                                      ----------------------
     Total fixed maturities                                          100.0%
                                                      ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.3 million and $4.2 million, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were $0 and $3 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                           $ 4,618             $ 501                $ -          $ 5,119
Foreign governments                                  1,337               513                  -            1,850
Public utilities                                 3,330,471            34,805            223,085        3,142,191
Corporate securities                            23,004,416           158,542          2,861,785       20,301,173
Asset-backed securities                         12,078,680           209,923          1,433,175       10,855,428
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,419,522         $ 404,284        $ 4,518,045     $ 34,305,761
                                            ===============   ===============   ================  ===============

Equities                                         $ 389,516           $ 5,347           $ 51,195        $ 343,668
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $37,320,138         $ 600,073          $ 869,567      $37,050,644
                                            ===============   ===============   ================  ===============
Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============


     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                AMORTIZED
                                                   COST           FAIR VALUE
                                              ---------------   ----------------
     Due in 1 year or less                         $ 991,361          $ 962,818
     Due after 1 year through 5 years              9,801,031          9,105,800
     Due after 5 years through 10 years           11,834,974         10,169,679
     Due after 10 years through 20 years           2,509,731          2,201,234
     Due after 20 years                            1,203,745          1,010,802
     Asset-backed securities                      12,078,680         10,855,428
                                              ---------------   ----------------
     Total                                      $ 38,419,522       $ 34,305,761
                                              ===============   ================

     U.S. Treasury securities with a carrying value of $4.0 million at both December 31, 2008 and 2007 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities"). The Company's non-agency mortgage-backed securities at December 31, 2008 include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                         COST OR            GROSS              GROSS
                        AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008          COST             GAINS             LOSSES            VALUE
                       --------------   ---------------   ----------------  ---------------
Prime                    $ 1,940,054          $ 14,343          $ 288,964      $ 1,665,433
Alt-A                      1,124,057            25,081            226,179          922,959
Subprime                     494,948               935             78,631          417,252
                       --------------   ---------------   ----------------
                       --------------   ---------------   ----------------  ---------------
Total non-agency RMBS    $ 3,559,059          $ 40,359          $ 593,774      $ 3,005,644
                       ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 93% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 93% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $3.2 billion and $2.6 billion, respectively, at December 31, 2008. 99% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008. Jackson recorded $4.2 million and $0.4 million in other-than-temporary impairment charges on CMBS during 2007 and 2006, respectively.

     Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses versus corporate bonds. The amortized cost and fair value of the Company's direct investments in bank loans is $549.2 million and $441.8 million, respectively, at December 31, 2008.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                     LESS THAN 12 MONTHS               12 MONTHS OR LONGER                    TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     GROSS                            GROSS                          GROSS
                                   UNREALIZED                       UNREALIZED                     UNREALIZED
DECEMBER 31, 2008                    LOSSES         FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                    $ 147,809      $ 1,925,535       $ 75,276       $ 426,786      $ 223,085      $ 2,352,321
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                1,574,476       11,778,214      1,287,309       4,435,724      2,861,785       16,213,938
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               766,457        3,251,281        666,718       2,883,592      1,433,175        6,134,873
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities         2,488,742       16,955,030      2,029,303       7,746,102      4,518,045       24,701,132
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                               48,797          127,534          2,398           7,676         51,195          135,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                         $2,537,539      $17,082,564     $2,031,701     $ 7,753,778     $4,569,240     $ 24,836,342
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

------------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      GROSS                            GROSS                          GROSS
                                    UNREALIZED                      UNREALIZED                     UNREALIZED
DECEMBER 31, 2007                     LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 885        $ 226,092       $ 16,652       $ 666,783       $ 17,537        $ 892,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                  225,670        5,771,382        308,672       7,277,319        534,342       13,048,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               177,235        3,358,791        140,453       3,154,953        317,688        6,513,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           403,790        9,356,265        465,777      11,099,055        869,567       20,455,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                                  580           68,174              -               -            580           68,174
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                          $ 404,370      $ 9,424,439      $ 465,777      $11,099,055      $ 870,147     $ 20,523,494
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FAS 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 79% were investment grade, 6% were below investment grade and 15% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included energy (13% of fixed maturities gross unrealized losses) and financial institutions and services (12%). The largest unrealized loss related to a single corporate obligor was $93.5 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

             Less than one year                                        $ 30,650
             One to five years                                          748,940
             Five to ten years                                        1,758,201
             More than ten years                                        547,079
             Asset-backed securities                                  1,433,175
                                                              ------------------
             Total gross unrealized losses                          $ 4,518,045
                                                              ==================

     COMMERCIAL MORTGAGE LOANS

     Commercial mortgage loans of $6.4 billion and $5.5 billion at December 31, 2008 and 2007, respectively, are reported net of an allowance for loan losses of $16.0 million and $13.4 million at each date, respectively. At December 31, 2008, mortgage loans were collateralized by properties located in 39 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS

     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $494.0 million and $546.2 million at December 31, 2008 and 2007, respectively, and was reported in asset-backed securities.

     OTHER INVESTED ASSETS

     Other invested assets primarily include investments in limited partnerships and real estate. Investments in limited partnerships have carrying values of $741.0 million and $651.1 million at December 31, 2008 and 2007, respectively. Real estate totaling $135.8 million and $118.9 million at December 31, 2008 and 2007, respectively, includes foreclosed properties with a book value of $12.9 million and $10.9 million at December 31, 2008 and 2007, respectively.

     In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 ("SERVES 2") formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary. This structure is consolidated by Jackson. As a result of this consolidation at December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million have been included in Jackson's consolidated financial statements. At December 31, 2007, the underlying assets of $84.8 million and net liabilities of $13.5 million were included in Jackson's consolidated financial statements. The creditors of the entity do not have recourse to the general credit of Jackson.

     In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-2 ("SERVES 3"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status. Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment was reported at the fair value of this debt instrument.

     During 2008, Jackson entered into "Option Put and Forbearance Agreements" with the counterparty to SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers. The support provided by the agreements could potentially expose Jackson to maximum losses of $170.0 million and $148.0 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease. Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

     As a result of the additional exposure to SERVES 3 upon entering into the "Option Put and Forbearance Agreement", Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements. As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson's previous net holdings in SERVES 3. The accompanying consolidated financial statements include the underlying assets of $51.7 million and net liabilities of $54.2 million of this entity. The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

     In 2006 and 2008, Jackson acquired $25.2 million and $40.0 million of debt interests, respectively, in a limited purpose entity, SERVES 2006-1 ("SERVES 4"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million. At each acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment is reported at the fair value of this debt instrument.

     DERIVATIVE INSTRUMENTS

     The fair value of freestanding derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                  ASSETS                           LIABILITIES
------------------------------------------------------------------------------------------------------------------
                                CONTRACTUAL/                        CONTRACTUAL/                             NET
                                 NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                                  AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 644,807         $ 149,312         $ 314,033         $ (67,209)         $ 82,103
Credit default swaps               45,000               305           255,000           (25,818)          (25,513)
Equity index call
   options                      1,442,100            10,314             6,897              (301)           10,013
Equity index put
   options                      9,450,000           527,435                 -                 -           527,435
Spread cap options              4,000,000            71,059                 -                 -            71,059
Put-swaptions                  41,500,000            31,416                 -                 -            31,416
Futures                                 -                 -           661,063           (14,012)          (14,012)
Total return swaps                      -                 -           700,000          (102,587)         (102,587)
Interest rate swaps             2,450,000           180,959         6,490,000        (1,048,109)         (867,150)
Total                        $ 59,531,907         $ 970,800       $ 8,426,993      $ (1,258,036)       $ (287,236)
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================

                                                  DECEMBER 31, 2007
                                        ASSETS                            LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                              CONTRACTUAL/                        CONTRACTUAL/                           NET
                                NOTIONAL            FAIR           NOTIONAL            FAIR              FAIR
                                 AMOUNT             VALUE           AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
options                         1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
options                         7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
                          ================  ================  ================  ================  ================
                          ================  ================  ================  ================  ================

     SECURITIES LENDING

     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $112.1 million and $215.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $127.9 million and $225.5 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received.

     Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                       2008           2007               2006
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Fixed maturities                $2,283,388     $2,320,597        $2,363,953
    Commercial mortgage loans          347,483        328,830           329,047
    Limited partnerships                10,618        177,941           120,320
    Other investment income             85,555        158,062           137,363
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Total investment income          2,727,044      2,985,430         2,950,683
    Less investment expenses           (64,945)       (39,914)          (45,896)
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Net investment income           $2,662,099     $2,945,516        $2,904,787
                                  =============  =============   ===============
                                  =============  =============   ===============

6. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):
                                                 YEARS ENDED DECEMBER 31,
                                             2008          2007         2006
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Interest rate swaps                       $ (790,029)  $ (167,141)   $ 106,907
Put-swaptions                                (20,493)      33,710      (10,572)
Futures                                      353,607       14,382      (40,993)
Equity index call options                   (103,769)        (850)      33,460
Equity index put options                     760,135       31,439      (64,046)
Total return swaps                           (91,138)      (9,180)      10,486
Spread cap options                            76,414      194,444            -
Fixed index annuity embedded derivatives     262,028      (27,623)    (154,696)
Credit default swaps                         (34,845)        (653)       1,447
Variable annuity embedded derivatives       (878,548)     (32,070)      12,780
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Risk management activity                  $ (466,638)    $ 36,458    $(105,227)
                                         ============  ===========   ==========
                                         ============  ===========   ==========

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):
                                             YEARS ENDED DECEMBER 31,
                                          2008       2007          2006
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Sales of fixed maturities
     Gross gains                      $  51,981   $ 128,634     $  96,911
     Gross losses                       (320,378)   (163,380)    (113,800)
     Sales of equities
     Gross gains                           6,078         261        7,796
     Gross losses                        (27,223)        (44)      (1,562)
     Sales of capital assets                   -       4,350            -
     Impairment losses                  (913,692)    (60,395)     (47,055)
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Total                           $(1,203,234)  $ (90,574)   $ (57,710)
                                     ============ ===========   ==========
                                     ============ ===========   ==========

     Net realized losses on investments, net of amounts allocated to minority interest, totaled $1,203.9 million, $93.1 million and $66.7 million in 2008, 2007 and 2006, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                      2006
                                                ---------------
                                                ---------------
Value of acquired insurance:
Balance, beginning of year                      $      23,578
Interest, at rates varying from 6.5% to 9.5%             1,108
Amortization                                           (24,686)
                                                ---------------
                                                ---------------
Balance, end of year                                       $ -
                                                ===============
                                                ===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008                                                                                         Period
                                                                                            Weighted      until
                                                      Minimum      Account     Net Amount   Average       Expected
                                                      Return        Value        at Risk    Attained Age  Annuitization
                                                    ------------  -----------  ------------ ------------  -----------
                                                    ------------  -----------  ------------ ------------  -----------
Return of net deposits plus a minimum return
      GMDB                                             0-5%       $ 15,907.9   $ 7,285.1     64.2 years
      GMWB - Premium only                              0-5%       $ 3,401.1    $ 1,019.1
      GMWB - For life                                  0-5%        $ 596.9     $ 200.2
      GMAB - Premium only                               0%         $ 16.2      $ 6.8
Highest specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                                        $ 3,330.1    $ 1,807.3     62.5 years
      GMWB - Highest anniversary only                             $ 2,112.7    $ 1,261.6
      GMWB - For life                                             $ 1,160.0    $ 661.4
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                             0-5%       $ 1,526.1    $ 869.3       64.7 years
      GMIB                                             0-6%       $ 1,965.3    $ 1,107.4                    6.6 years
      GMWB - For life                                  0-5%       $ 4,067.6    $ 2,063.0

DECEMBER 31, 2007                                                                                                       Period
                                                                                                      Weighted          until
                                                         Minimum       Account    Net Amount      Average           Expected
                                                         Return         Value       at Risk       Attained Age      Annuitization
                                                     ------------- ------------ ----------------  ----------------  ----------------
                                                     ------------- ------------ ----------------  ----------------  ----------------
Return of net deposits plus a minimum return
       GMDB                                              0% - 5%      $ 22,618.6    $ 1,234.5        63.6 years
       GMWB - Premium only                                            $ 5,646.3      $ 12.5
       GMWB - For life                                   0% - 5%      $ 1,032.9      $ 1.2
       GMAB - Premium only                                              $ 19.1       $ 0.1
Highest specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                                           $ 4,791.8     $ 129.7          62.0 years
       GMWB - Highest anniversary only                                $ 3,164.6      $ 65.7
       GMWB - For life                                                $ 1,690.1      $ 37.5
Combination net deposits plus minimum return, highest
   specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                              0% - 5%      $ 2,310.0      $ 48.4          64.1 years
       GMIB                                              0% - 6%      $ 2,650.7      $ 87.2                            6.7 years
       GMWB - For life                                   0% - 5%      $ 3,348.7      $ 81.7

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                     DECEMBER 31,
                                              ----------------------------
                                              ----------------------------
          Fund Type:                              2008           2007
                                              -------------  -------------
                                              -------------  -------------
          Equity                                $ 15,312.4     $ 24,744.1
          Bond                                     2,291.7        1,881.2
          Balanced                                 1,918.4        2,445.5
          Money market                             1,243.2          651.2
                                              -------------  -------------
                                              -------------  -------------
          Total                                 $ 20,765.7     $ 29,722.0
                                              =============  =============
                                              =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                               2008          2007         2006
                                           ---------- ------------- ------------
Balance at January 1                        $  118.0       $  56.6      $  37.0
Incurred guaranteed benefits
                                               392.0          86.7         43.6
Paid guaranteed benefits
                                              (75.7)        (25.3)       (24.0)
                                           ---------- ------------- ------------
Balance at December 31                      $  434.3      $  118.0      $  56.6
                                           ========== ============= ============
Balance at December 31, net of reinsurance  $  301.0       $   4.6      $   1.9
                                           ========== ============= ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The GMWB reserve totaled $1,123.9 million at December 31, 2008 and was included in reserves for future policy benefits. At December 31, 2007, the GMWB reserve was a negative reserve included in other assets of $10.4 million.

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $22.6 million and $4.8 million, respectively.

     GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2008.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $6.4 million at December 31, 2008 and were minimal at December 31, 2007.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS

     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                 December 31, 2008                                    December 31, 2007
                            -------------------------------------------   ---------------------------------------------------
                            --------------------------------------------  ---------------------------------------------------
Benefit Type                  Liability      Net Amount      Weighted       Liability      Net Amount      Weighted Average
                            (in millions)      at Risk       Average      (in millions)      at Risk       Attained Age
                                           (in millions)*  Attained Age                  (in millions)*
--------------------------  ----------------------------------------------  ---------------------------------------------------
--------------------------  ----------------------------------------------  ---------------------------------------------------
UL insurance benefit           $46.7         $5,387.8       55.1 years      $50.7         $5,332.3          54.4 years
Two-tier annuitization          $6.2            $33.4       62.2 years      $ 6.5         $   34.6          61.5 years
ISWL account balance
adjustment                     $54.9             n/a            n/a         $46.9             n/a           n/a
--------------------------  ----------------------------------------------  ---------------------------------------------------

     * NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2008 and 2007:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2008 and 2007:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
9.   BORROWINGS

     The aggregate carrying value of borrowings at December 31, 2008 and 2007 were as follows (in thousands):
                                                       DECEMBER 31,
                                                 2008                2007
                                           ---------------  ----------------
        Surplus notes                            $ 249,296         $ 249,280
      Mortgage loans                                33,369            17,416
      VIE equity classes                             6,250             3,750
      FHLBI short-term notes                       150,000           250,000
      Short-term borrowings from Parent                  -            32,020
                                           ----------------  ----------------
                                           ----------------  ----------------
      Total                                      $ 438,915         $ 552,466
                                           ================  ================
                                           ================  ================

      Due in 2009                                $ 150,000
      Due in more than 1 to 5 years                 20,567
      Due after 5 years                            268,348
                                           ----------------
                                           ----------------
      Total                                      $ 438,915
                                           ================
                                           ================

     SURPLUS NOTES

     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2008, 2007 and 2006.

     MORTGAGE LOANS

     At December 31, 2008 and 2007, certain consolidated real estate VIEs had outstanding mortgage loans at a weighted average interest rate of 7.1% and 6.8%, respectively, with maturities through 2011 and 2016. Interest paid totaled $1.9 million, $1.2 million and $2.8 million in 2008, 2007 and 2006, respectively.

     VIE EQUITY CLASSES

     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.9% and 7.0% at December 31, 2008 and 2007, respectively. Interest paid on the notes in 2008, 2007 and 2006 totaled $554 thousand, $384 thousand and $20.0 million, respectively.

     FHLBI SHORT-TERM NOTES

     Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year. Interest rates were fixed or variable and based on the FHLBI cost of funds or market rates. Short term notes averaged $260.3 million in 2008 at an average interest rate of 2.2%. Jackson paid $7.0 million of interest on these notes during 2008. Previously, during 2007, Jackson entered into a short-term note program with the FHLBI that expired on March 11, 2008. Jackson paid $92 thousand of interest on the 2007 notes.

     SHORT-TERM BORROWINGS FROM PARENT

     During 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand in interest on this loan during 2008 and 2007.

     TUSCANY NOTES

     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. The remaining notes were paid in full during 2007 and interest paid totaled $3.5 million and $11.0 million in 2007 and 2006, respectively.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2008 and 2007, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $7.0 million and $14.2 million during 2008 and 2007, respectively, at weighted average interest rates of 2.9% and 5.1%, respectively. There was no outstanding balance as of December 31, 2008 or 2007. Interest paid totaled $0.2 million, $0.7 million and $1.5 million in 2008, 2007 and 2006, respectively. The highest level of short-term borrowings at any month end was $50.0 million in 2008 and $100.0 million in 2007.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Jackson also cedes the GMDB coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
11.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                               2008              2007              2006
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Direct premiums:
Life                            $ 314,096         $ 328,787         $ 345,020
Accident and health                13,048            20,211            22,018
Plus reinsurance assumed:
Life                               18,830            21,834            23,444
Accident and health                 1,273             1,744             2,101
Less reinsurance ceded:
Life                             (133,308)         (131,537)         (137,715)
Accident and health               (14,321)          (21,955)          (24,119)
Guaranteed annuity benefits       (29,457)          (28,784)          (34,548)
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Total net premiums              $ 170,161         $ 190,300         $ 196,201
                            ==============  ================  ================
                            ==============  ================  ================

     Premiums ceded for guaranteed annuity benefits included $15.6 million, $17.2 million and $24.5 million to PARC during 2008, 2007 and 2006, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                          DECEMBER 31,
                                                     2008              2007
                                              ---------------  ----------------
                                              ---------------  ----------------
     Reserves:
     Life                                          $ 891,955         $ 785,467
     Accident and health
                                                      24,105            27,231
     Guaranteed minimum income benefits              249,468
                                                                             -
     Guaranteed minimum death benefits               290,218           113,346
     Other annuity benefits
                                                      29,516            27,127
     Claims liability
                                                      27,166            57,205
     Other
                                                      14,975            13,865
                                              ---------------  ----------------
                                              ---------------  ----------------
     Total                                        $1,527,403        $1,024,241
                                              ===============  ================
                                              ===============  ================

     Reserves reinsured through Brooke Life were $52.6 million and $54.9 million at December 31, 2008 and 2007, respectively. Reserves reinsured through PARC were $290.2 million and $113.3 million at December 31, 2008 and 2007, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                 2008              2007              2006
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------
Current tax expense (benefit)                    $ (58,713)         $ 202,037         $ 240,858
Deferred tax expense (benefit)                    (113,368)
                                                                       50,254            22,558
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------

Federal income tax expense (benefit)            $ (172,081)         $ 252,291         $ 263,416
                                            ================  ================  ================
                                            ================  ================  ================

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006 as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                            2008              2007              2006
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Income taxes at statutory rate             $ (400,857)         $ 305,050         $ 278,612
Dividends received deduction                  (73,524)                            (15,156)
                                                                (48,896)
Deferred tax valuation allowance               302,731
                                                                       -                 -
Other
                                                 (431)           (3,863)              (40)
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Provision for federal income taxes         $ (172,081)         $ 252,291         $ 263,416
                                         ==============  ================  ================
                                         ==============  ================  ================

Effective tax rate                               15.0%             28.9%             33.1%
                                         ==============  ================  ================
                                         ==============  ================  ================

     Federal income taxes paid were $69.0 million, $126.0 million and $214.0 million in 2008, 2007 and 2006, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2008              2007
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                      $1,122,067         $ 917,329
Other-than-temporary impairments and other investment items                       428,558           117,960
Deferred compensation
                                                                                   61,433            67,737
Net unrealized losses on available for sale securities                          1,456,039
                                                                                                     88,501
Other, net                                                                                          100,599
                                                                                   52,402
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  3,120,499         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Valuation allowance                                                             (318,778)
                                                                                                          -
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset, net of valuation allowance                            2,801,721         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (1,768,108)       (1,152,693)
Other assets                                                                                       (50,607)
                                                                                  (9,574)
Other, net                                                                                         (13,217)
                                                                                 (29,165)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                            (1,806,847)       (1,216,517)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset                                                     $     994,874     $      75,609
                                                                          ================  ================
                                                                          ================  ================

     During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $16.0 million. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards and federal tax capital loss carrybacks totaled $281.0 million.

     In August, 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $73.5 million, $48.9 million and $15.2 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized
     tax   benefits   at   December   31,   2007.

     Unrecognized tax benefit at December 31, 2007                  $    -
     Additions for tax positions identified in 2008                 19,171
     Reduction of tax positions of closed prior years              (2,379)
                                                               ------------
     Unrecognized tax benefit at December 31, 2008                $ 16,792
                                                               ============

     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $16.8 million.

     Interest totaling $3.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2008 and 2007 Jackson had recorded accruals totaling $31.0 million and $35.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $2.2 million and $2.0 million at December 31, 2008 and 2007, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2008 and 2007, the Company's reserve for future state guaranty fund assessments was $26.0 million and $17.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $517.1 million at December 31, 2008. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $11.8 million and $14.4 million, respectively, at December 31, 2008.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2008, Jackson recorded a liability of $9.2 million for future lease payments. Lease expense was $22.7 million, $17.1 million and $23.0 million in 2008, 2007 and 2006, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2009                        $    8,539
     2010                             8,314
     2011                             8,399
     2012                             8,558
     2013                             9,129
     Thereafter                      25,143
                            ----------------
     Total                       $   68,082
                            ================

     Jackson subleased office space under several operating leases that expire at various dates through 2009. Total future lease income to be received on the subleased property is $0.3 million. Lease income for the subleased property totaled $0.7 million per year in 2008, 2007 and 2006.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment. At December 31, 2008, adjusted earned surplus was $104.8 million. Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings. The maximum dividend which can be paid in 2009, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $288.7 million.

     The  Company  received  capital  contributions  from  its  parent  of $34.1 million, $30.6 million and $49.7 million in 2008, 2007 and 2006, respectively. The capital contributions included $34.1 million, $30.6 million and $29.1 million in 2008, 2007 and 2006, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Dividend payments were $313.1 million, $246.0 million and $209.1 million in 2008, 2007 and 2006, respectively.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.7 billion and $4.0 billion at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(623.4) million, $490.0 million and $412.3 million in 2008, 2007 and 2006, respectively.

     Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices, which expire October 1, 2009, unless extended by the Commissioner. One permitted practice allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson must also demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) in determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance). Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements. This permitted practice requires that Jackson maintain certain minimum capital levels excluding the effect of the permitted practices. The total effect of these permitted practices was to increase statutory surplus by $845.0 million and reduce authorized control level required capital by $81.5 million at December 31, 2008. These permitted practices had no impact on statutory net income (loss).

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $34.1 million and $35.9 million to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     National Planning Holdings, Inc. ("NPH"), Jackson's affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2008, 2007 and 2006 totaled $57.4 million, $65.9 million and $58.6 million, respectively.

     Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA. Under the shared services administrative agreements, Jackson charged $5.1 million, $5.0 million and $5.2 million of certain management and corporate services expenses to these affiliates in 2008, 2007 and 2006, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2008 or 2007. The highest outstanding loan balance during 2008 and 2007 was $20.0 million and $26.0 million, respectively. Interest and commitment fees totaled $177 thousand, $524 thousand and $175 thousand during 2008, 2007 and 2006, respectively.

     Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. During 2008, Jackson recognized $10.4 million in revenue associated with these services. This revenue is included in other income on the accompanying consolidated income statement.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.1 million, $12.3 million and $8.9 million in 2008, 2007 and 2006, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2008 and 2007, the liability for such plans totaled $171.2 million and $194.0 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's (income) expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $(54.6) million, $18.4 million and $21.5 million in 2008, 2007 and 2006, respectively. Investment income (expense) on the mutual funds totaled $(62.9) million, $15.0 million and $18.3 million in 2008, 2007 and 2006, respectively.